As filed with the Securities and Exchange Commission on April 28, 2004
                                                       1933 Act File No. 2-27962
                                                      1940 Act File No. 811-1545
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933        [ ]
                         POST-EFFECTIVE AMENDMENT NO. 70     [X]
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940    [ ]
                                AMENDMENT NO. 57             [X]

                      EATON VANCE SPECIAL INVESTMENT TRUST
                      ------------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (617) 482-8260
                                 --------------
                         (REGISTRANT'S TELEPHONE NUMBER)

                                 ALAN R. DYNNER
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


If appropriate, check the following box:

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2004 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] This post effective amendment designates a new effective date for a previously filed post-effective amendment.

Capital Growth Portfolio, Emerging Markets Portfolio, Investment Grade Income Portfolio, Large-Cap Core Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, Small-Cap Value Portfolio, South Asia Portfolio, Special Equities Portfolio and Utilities Portfolio have also executed this Registration Statement.
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LOGO








                            EATON VANCE BALANCED FUND
     A diversified fund seeking current income and long-term capital growth

                         EATON VANCE LARGE-CAP CORE FUND
                     A diversified fund seeking total return

                        EATON VANCE LARGE-CAP VALUE FUND
                     A diversified fund seeking total return

                        EATON VANCE SMALL-CAP GROWTH FUND
            A diversified fund seeking long-term capital appreciation

                        EATON VANCE SMALL-CAP VALUE FUND
                A diversified fund seeking long-term total return

                        EATON VANCE SPECIAL EQUITIES FUND
                  A diversified fund seeking growth of capital

                           EATON VANCE UTILITIES FUND
                     A diversified fund seeking total return


                                Prospectus Dated
                                   May 1, 2004




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




 This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

TABLE OF CONTENTS

Fund Summaries................................................................3

  Performance Information ....................................................5

      Balanced Fund...........................................................5

      Large-Cap Core Fund.....................................................6

      Large-Cap Value Fund....................................................7

      Small-Cap Growth Fund ..................................................8

      Small-Cap Value Fund....................................................9

      Special Equities Fund..................................................10

      Utilities Fund.........................................................11

  Fund Fees and Expenses.....................................................12

Investment Objectives & Principal Policies and Risks.........................15

Management and Organization..................................................19

Valuing Shares...............................................................21

Purchasing Shares............................................................21

Sales Charges................................................................22

Redeeming Shares.............................................................25

Shareholder Account Features.................................................25

Tax Information..............................................................27

Financial Highlights.........................................................28

  Balanced Fund..............................................................28

  Large-Cap Core Fund........................................................30

  Large-Cap Value Fund.......................................................31

  Small-Cap Growth Fund......................................................32

  Small-Cap Value Fund ......................................................33

  Special Equities Fund......................................................34

  Utilities Fund.............................................................35

FUND SUMMARIES

This page summarizes the investment objective and principal strategies and risks of each Fund. Information about the performance, fees and expenses of each Fund is presented on the pages that follow.

Investment Objectives and Principal Strategies

Eaton Vance Balanced Fund. Balanced Fund's investment objective is to provide current income and long-term growth of capital. The Fund allocates its assets between common stocks and fixed-income securities. The Fund usually invests between 50% and 75% of its net assets in common stocks and between 25% and 50% of its net assets in fixed-income securities (primarily corporate bonds, U.S. Government securities, mortgage-backed and asset-backed securities, and short-term investments). Fixed-income securities may be of any investment quality, but investment in securities rated below investment grade will be limited to not more than 5% of total assets. Balanced Fund currently pursues its objective by investing its assets in three diversified investment portfolios that invest primarily in growth stocks, large-cap value stocks and investment grade fixed-income securities.

Eaton Vance Large-Cap Core Fund. Large-Cap Core Fund's investment objective is to seek total return. The Fund invests in a broadly diversified selection of equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets in large-cap companies, which are companies with a market capitalization equal to or greater than the median capitalization of companies included in the Standard & Poor's 500 Index ("S&P 500").

Eaton Vance Large-Cap Value Fund. Large-Cap Value Fund's investment objective is to seek total return. The Fund invests primarily in value stocks of large-cap companies. Value stocks are common stocks that, in the opinion of the investment adviser, are inexpensive or undervalued relative to the overall stock market. The portfolio manager generally considers large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the S&P 500. The Fund normally invests at least 80% of its net assets in equity securities of large-cap companies. The Fund primarily invests in dividend-paying stocks. If Fund (and class) expenses exceed income, Fund shareholders will not receive income distributions. The Fund may invest in convertible debt securities (including securities rated below investment grade). The Fund may also invest in real estate investment trusts for income.

Eaton Vance Small-Cap Growth Fund. Small-Cap Growth Fund's investment objective is to seek long-term capital appreciation. The Fund invests primarily in common stocks of small-cap companies that, in the opinion of the investment adviser, are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The portfolio manager generally considers small-cap companies to be those companies with market capitalizations comparable to those of companies included in the Standard & Poor's SmallCap 600 Index ("S&P 600"). The Fund normally invests at least 80% of its net assets in equity securities of small-cap companies.

Eaton Vance Small-Cap Value Fund. Small-Cap Value Fund's investment objective is to seek long-term total return. The Fund invests in a diversified portfolio of value stocks of small-cap companies. Value stocks are common stocks that, in the opinion of the investment adviser, are undervalued or inexpensive relative to the overall stock market. Small-cap companies are companies with market capitalizations comparable to those of companies included in the S&P 600. The Fund normally invests at least 80% of its net assets in equity securities of small-cap companies.

Eaton Vance Special Equities Fund. Special Equities Fund's investment objective is to provide growth of capital. The Fund invests primarily in common stocks of emerging growth companies. Emerging growth companies are companies that the investment adviser expects to achieve earnings growth over the long term that substantially exceeds the average of all publicly traded companies in the United States. Many emerging growth companies acquired by the Fund have market capitalizations comparable to those of companies included in the S&P 600, but the Fund may also invest in larger or smaller companies that the investment adviser believes have emerging growth characteristics.

Eaton Vance Utilities Fund. Utilities Fund's investment objective is to seek total return. The amount of income versus capital growth contributing to the Fund's total return will vary. The Fund invests principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of utilities companies, including (among others) producers and distributors of gas power and electric energy, and communications service providers. The Fund may also invest up to 20% of its net assets in fixed-income securities (including up to 10% of its net assets in lower rated fixed-income securities).

Common Practices. Each Fund may invest up to 25% of its total assets in foreign securities. Each Fund may at times engage in derivatives transactions (such as futures contracts and options, forward currency exchange contracts, covered short sales and equity swaps) to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities. Each Fund (except Small-Cap Value Fund) currently invests its assets in one or more separate registered investment companies (each a "Portfolio"). Except in the case of Balanced Fund, each Fund that invests in a Portfolio has the same investment objective and policies as that Portfolio.

Principal Risk Factors

The value of Fund shares is sensitive to stock market volatility. If there is a general decline in the value of U.S. stocks, the value of a Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Because each Fund may invest a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and developments abroad. The use of derivative transactions is subject to certain limitations and may expose a Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or market movements.

Because Balanced Fund, Large-Cap Value Fund and Utilities Fund may invest in fixed-income securities, the value of Fund shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. Fixed-income securities rated below investment grade may have speculative characteristics. Unscheduled prepayments of mortgage-backed or asset-backed securities held by Balanced Fund may result in a loss of income if the proceeds are invested in lower yielding securities. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements (if any) may be inadequate in the event of a default.

Shares of Small-Cap Growth Fund, Small-Cap Value Fund and Special Equities Fund are sensitive to factors affecting small and emerging companies. The securities of such companies are subject to greater price fluctuation and investment risk than securities of more established companies. Some of these companies are in market sectors (such as the technology and health care sectors) that historically have been more volatile than other market sectors.

Value stocks held by Balanced Fund, Large-Cap Value Fund and Small-Cap Value Fund may be undervalued in relation to the overall market due to adverse economic conditions or other near-term difficulties that cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because they are out of step with favored market themes. Value stocks may not achieve their expected financial potential.

Utilities Fund concentrates in the utilities industries, so the value of Fund shares will be affected by events that adversely affect those industries. Utility companies are sensitive to changes in interest rates and other economic conditions, governmental regulation, uncertainties created by deregulation, power shortages and surpluses, the price and availability of fuel, environmental protection or energy conservation practices, the level and demand for services, increased risk and competition in deregulated sectors, and the cost and delay of technological developments (including those associated with nuclear energy). In addition, securities of utility companies in the telecommunications sector and related sectors are volatile and may underperform in a sluggish economy. Changes in the utilities industries and in the dividend policies of utility companies could make it difficult for the Fund to provide a meaningful level of income. Because the Fund concentrates its investments, the value of Fund shares may fluctuate more than if the Fund invested in a broader variety of industries.

Balanced Fund, Large-Cap Value Fund and Utilities Fund may invest a portion of their assets in fixed-income securities rated below investment grade (so-called "junk bonds"). These securities have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower rated securities to make principal and interest payments. Lower rated securities also may be subject to greater price volatility than higher rated obligations.

No Fund is a complete investment program and you may lose money by investing. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long term.

                            EATON VANCE BALANCED FUND

Performance Information. The following bar chart and table provide information about Balanced Fund's performance for each calendar year ended December 31, 2003. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a broad-based index of domestic equity stocks and a diversified, unmanaged index of corporate and U.S. government bonds. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


-1.81%  29.69%  13.61%  21.60%  13.43%  1.45%   -0.11%  -2.36%  -14.70%  22.04%
------  ------  ------  ------  ------  ------  ------  ------  -------  ------
1994    1995    1996    1997    1998    1999    2000    2001    2002     2003


During the ten years ended December 31, 2003, the highest quarterly total return for Class A was 16.17% for the quarter ended June 30, 2003, and the lowest quarterly return was -14.59% for the quarter ended September 30, 2001. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to March 31, 2004) was 3.23%. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher. The Fund's performance during 2003 reflects the strong stock market performance during the period.

                                                                                                One         Five           Ten
 Average Annual Total Return as of December 31, 2003                                           Year         Years         Years
-----------------------------------------------------------------------------------------------------------------------------------
 Class A Return Before Taxes                                                                  15.12%       -0.60%         6.83%
 Class A Return After Taxes on Distributions                                                  14.86%       -2.10%         4.23%
 Class A Return After Taxes on Distributions and the Sale of Class A Shares                    9.88%       -1.10%         4.62%
 Class B Return Before Taxes                                                                  16.30%       -0.50%         6.50%
 Class C Return Before Taxes                                                                  20.25%       -0.20%         6.15%
 Standard & Poor's 500 Index (reflects no deductions for fees, expenses or taxes)             28.67%       -0.57%        11.06%
 Lehman Brothers U.S. Government/Credit Index (reflects no deductions for fees, expenses
   or taxes)                                                                                   4.67%        6.66%         6.98%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B and Class C. The S&P 500 is a broad-based, unmanaged index of common stocks commonly used as a measure of U.S. stock market performance. The Lehman Brothers U.S. Government/Credit Index is a diversified, unmanaged index of corporate and U.S. government bonds. Investors cannot invest directly in an Index. (Source for S&P 500 and Lehman Brothers U.S. Government/Credit Index: Lipper Inc.)


After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                         EATON VANCE LARGE-CAP CORE FUND

Performance Information. The following bar chart and table provide information about Large-Cap Core Fund's performance for the calendar year ended December 31, 2003. The return in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a broad-based index of domestic equity stocks. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The Fund's performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

                    During  the  year  ended  December  31,  2003,  the  highest quarterly  total  return  for  Class  A was  12.85%  for the quarter ended June 30, 2003, and the lowest quarterly return
   23.53%           was  -3.79%  for the  quarter  ended  March  31,  2003.  The
   ------           year-to-date total return through the end of the most recent
   2003             calendar  quarter  (December 31, 2003 to March 31, 2004) was
                    2.10%. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher. The Fund's performance during 2003 reflects the strong stock market performance during the period.

                                                                                        One                  Life of
 Average Annual Total Return as of December 31, 2003                                    Year                   Fund
------------------------------------------------------------------------------------------------------------------------
 Class A Return Before Taxes                                                            16.45%                19.08%
 Class A Return After Taxes on Distributions                                            16.45%                19.08%
 Class A Return After Taxes on Distributions and the Sale of Class A Shares             10.69%                16.27%
 Class B Return Before Taxes                                                            17.60%                20.08%
 Class C Return Before Taxes                                                            21.58%                23.97%
 Standard & Poor's 500 Index (reflects no deductions for fees, expenses or taxes)       28.67%                30.52%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. Class A commenced operations on September 9, 2002. Life of Fund returns are calculated from September 30, 2002. The S&P 500 is a broad-based, unmanaged index of common stocks commonly used as a measure of U.S. stock market performance. Investors cannot invest directly in an Index. (Source for S&P 500: Lipper Inc.)


After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                        EATON VANCE LARGE-CAP VALUE FUND

Performance Information. The following bar chart and table provide information about Large-Cap Value Fund's performance for each calendar year ended December 31, 2003. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of two broad-based indices of domestic equity stocks. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


-4.12%  32.76%  20.20%  30.93%  21.81%  3.40%   14.76%  1.73%  -15.78%   23.30%
------  ------  ------  ------  ------  -----   ------  -----  -------   ------
 1994    1995    1996    1997    1998    1999    2000    2001    2002     2003


During the ten years ended December 31, 2003, the highest quarterly total return for Class A was 17.93% for the quarter ended December 31, 1998, and the lowest quarterly return was -15.60% for the quarter ended September 30, 2002. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to March 31, 2004) was 2.67%. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher. The Fund's performance during 2003 reflects the strong stock market performance during the period.

                                                                                         One           Five             Ten
 Average Annual Total Return as of December 31, 2003                                    Year           Years           Years
---------------------------------------------------------------------------------------------------------------------------------
 Class A Return Before Taxes                                                           16.20%          3.39%          11.17%
 Class A Return After Taxes on Distributions                                           16.00%          1.97%           8.42%
 Class A Return After Taxes on Distributions and the Sale of Class A Shares            10.75%          2.30%           8.26%
 Class B Return Before Taxes                                                           17.36%          3.50%          11.73%
 Class C Return Before Taxes                                                           21.34%          3.79%          10.51%
 Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)         30.03%          3.56%          11.88%
 Standard & Poor's 500 Index (reflects no deductions for fees, expenses or taxes)      28.67%         -0.57%          11.06%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class B and Class C performance shown above for the period prior to August 17, 1994 and November 4, 1994, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B and Class C shares but not adjusted for any other differences in the expenses of the classes. If such an adjustment were made, the Class B and Class C returns for that period would be lower. The Russell 1000 Value Index ("Russell 1000 Value") is a broad-based, unmanaged index of value stocks. The S&P 500 is a broad-based, unmanaged index of common stocks commonly used as a measure of U.S. stock market performance. The Fund's benchmark has been changed to the Russell 1000 Value because the stocks included therein are consistent with the management style of the Fund. The S&P 500 is included to provide a comparison to the broader stock market. Investors cannot invest directly in an Index. (Source for Russell 1000 Value and S&P 500: Lipper Inc.)


After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                        EATON VANCE SMALL-CAP GROWTH FUND

Performance Information. The following bar chart and table provide information about Small-Cap Growth Fund's performance. The returns in the bar chart are for Class A shares for the calendar years ended December 31, 2003 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of two broad-based indices of common stocks of small capitalization companies. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The Fund's performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

15.16%     109.14%     2.83%     -24.17%     -33.92%     30.20%
------     -------     -----     -------     -------     ------
 1998       1999       2000       2001        2002        2003

During the period from December 31, 1997 through December 31, 2003, the highest quarterly total return for Class A was 59.81% for the quarter ended December 31, 1999, and the lowest quarterly total return was -32.06% for the quarter ended September 30, 2001. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to March 31, 2004) was -1.15%. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher. The Fund's performance during 2003 reflects the strong stock market performance during the period. Due to the Fund's relatively small size in 1999, its performance for that year benefited significantly from participation in certain initial public offerings.

                                                                                            One           Five          Life of
 Average Annual Total Return as of December 31, 2003                                       Year          Years           Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Class A Return Before Taxes                                                              22.74%         5.75%           8.70%
 Class A Return After Taxes on Distributions                                              22.74%         3.33%           6.31%
 Class A Return After Taxes on Distributions and the Sale of Class A Shares               14.78%         4.05%           6.49%
 Class B Return Before Taxes                                                              24.23%         6.22%           9.27%
 Class C Return Before Taxes                                                              28.12%         6.66%           9.37%
 Standard & Poor's SmallCap 600 Index (reflects no deductions for fees, expenses or
   taxes)                                                                                 38.79%         9.67%          10.00%
 Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)           48.54%         0.86%           2.24%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. Class B and Class C performance shown above for the period prior to May 7, 2002 and May 3, 2002, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares but not adjusted for any other differences in the expenses of the Classes. If such an adjustment were made, the Class B and Class C returns for that period would be lower. Class A commenced operations on January 2, 1997. Life of Fund returns are calculated from January 31, 1997. The S&P 600 is a broad-based, unmanaged market index of 600 small capitalization stocks trading in the U.S. The Russell 2000 Growth Index ("Russell 2000 Growth") is an unmanaged market capitalization weighted index of 2,000 small company stocks. The Russell 2000 Growth is included to provide the performance of a larger universe of small-cap growth stocks. Investors cannot invest directly in an Index. (Source for S&P 600 and Russell 2000 Growth: Lipper Inc.)


After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                        EATON VANCE SMALL-CAP VALUE FUND

Performance Information. The following bar chart and table provide information about Small-Cap Value Fund's performance for the calendar year ended December 31, 2003. The return in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a broad-based index of common stocks of small capitalization companies. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The Fund's performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

                    During  the  year  ended  December  31,  2003,  the  highest quarterly  total  return  for  Class  A was  13.93%  for the quarter ended June 30, 2003, and the lowest quarterly return
  32.71%            was  -2.75%  for the  quarter  ended  March  31,  2003.  The
  ------            year-to-date total return through the end of the most recent
  2003              calendar  quarter  (December 31, 2003 to March 31, 2004) was
                    2.21%. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher. The Fund's performance during 2003 reflects the strong stock market performance during the period.

                                                                                                      One             Life of
 Average Annual Total Return as of December 31, 2003                                                  Year              Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Class A Return Before Taxes                                                                         25.13%             8.85%
 Class A Return After Taxes on Distributions                                                         25.13%             8.85%
 Class A Return After Taxes on Distributions and the Sale of Class A Shares                          16.34%             7.55%
 Class B Return Before Taxes                                                                         26.80%            18.11%
 Class C Return Before Taxes                                                                         30.76%            21.44%
 Standard & Poor's SmallCap 600 Index (reflects no deductions for fees, expenses or taxes)           38.79%            11.90%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class B and Class C performance shown above for the period prior to July 9, 2002 and July 3, 2002, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares but not adjusted for any other differences in the expenses of the classes. If such an adjustment were made, the Class B and Class C returns for that period would be lower. Class A commenced operations on June 28, 2002. Life of Fund returns are calculated from July 31, 2002. The S&P 600 is a broad-based, unmanaged market index of 600 small capitalization stocks trading in the the U.S. Investors cannot invest directly in an Index. (Source for S&P 600: Lipper Inc.)


After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                        EATON VANCE SPECIAL EQUITIES FUND

Performance Information. The following bar chart and table provide information about Special Equities Fund's performance for each calendar year ended December 31, 2003. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of two broad-based indices of common stocks of small capitalization companies. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


-9.60%  23.31%  23.76%  14.18%  15.82%  42.29%  -9.15%  -23.83%  -32.88%  30.95%
------  ------  ------  ------  ------  ------  ------  -------  -------  ------
 1994    1995    1996    1997    1998    1999    2000    2001     2002     2003


During the ten years ended December 31, 2003, the highest quarterly total return for Class A was 30.33% for the quarter ended December 31, 2001, and the lowest quarterly return was -32.14% for the quarter ended September 30, 2001. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to March 31, 2004) was -1.09%. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher. The Fund's performance during 2003 reflects the strong stock market performance during the period.

                                                                                           One           Five             Ten
 Average Annual Total Return as of December 31, 2003                                      Year           Years           Years
-----------------------------------------------------------------------------------------------------------------------------------
 Class A Return Before Taxes                                                             23.51%         -4.00%           4.06%
 Class A Return After Taxes on Distributions                                             23.51%         -5.54%           1.31%
 Class A Return After Taxes on Distributions and the Sale of Class A Shares              15.28%         -3.48%           2.47%
 Class B Return Before Taxes                                                             24.95%         -3.89%           3.20%
 Class C Return Before Taxes                                                             29.12%         -3.57%           3.33%
 Standard & Poor's SmallCap 600 Index (reflects no deductions for fees, expenses
   or taxes)                                                                             38.79%          9.67%          11.43%
 Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)          48.54%          0.86%           5.43%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class B and Class C performance shown above for the period prior to August 22, 1994 and November 17, 1994, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares but not adjusted for any other differences in the expenses of the classes. If such an adjustment were made, the Class B and Class C returns for that period would be lower. The S&P 600 is a broad-based, unmanaged market index of 600 small capitalization stocks trading in the U.S. The Russell 2000 Growth is an unmanaged market capitalization weighted index of 2,000 small company stocks. The Russell 2000 Growth is included to provide the performance of a larger universe of small-cap growth stocks. Investors cannot invest directly in an Index. (Source for S&P 600 and Russell 2000: Lipper Inc.)


After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                           EATON VANCE UTILITIES FUND

Performance Information. The following bar chart and table provide information about Utilities Fund's performance for each calendar year ended December 31, 2003. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a broad-based index of certain domestic utilities stocks. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


-12.28%  27.54%  7.00%  16.18%  23.79%  40.76%  6.48%  -18.93%  -12.50%  25.92%
-------  ------  -----  ------  ------  ------  -----  -------  -------  ------
  1994    1995    1996   1997    1998    1999    2000    2001     2002    2003


During the ten years ended December 31, 2003, the highest quarterly total return for Class A was 23.56% for the quarter ended December 31, 1999, and the lowest quarterly return was -15.70% for the quarter ended September 30, 2002. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to March 31, 2004) was 4.30%. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher. The Fund's performance during 2003 reflects the strong stock market performance during the period.

                                                                                          One            Five             Ten
 Average Annual Total Return as of December 31, 2003                                     Year           Years            Years
-----------------------------------------------------------------------------------------------------------------------------------
 Class A Return Before Taxes                                                            18.71%           4.76%           8.06%
 Class A Return After Taxes on Distributions                                            18.12%           2.16%           5.24%
 Class A Return After Taxes on Distributions and the Sale of Class A Shares             12.67%           3.08%           5.54%
 Class B Return Before Taxes                                                            20.03%           4.92%           7.88%
 Class C Return Before Taxes                                                            24.03%           5.18%           7.55%
 Standard & Poor's 500 Utilities Index (reflects no deductions for fees, expenses
   or taxes)                                                                            26.26%          -2.57%           4.51%
 Standard & Poor's 500 Index (reflects no deductions for fees, expenses or taxes)       28.67%          -0.57%          11.06%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Standard & Poor's 500 Utilities Index ("S&P Utilities") is an unmanaged index of certain utilities stocks. The S&P 500 is a broad-based, unmanaged index of common stocks commonly used as a measure of U.S. stock market performance. Investors cannot invest directly in an Index. (Source of S&P Utilities and S&P 500: Lipper Inc.)


After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

 Shareholder Fees (fees paid directly from your investment)                          Class A    Class B    Class C
-------------------------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a percentage of offering price)                      5.75%      None        None
 Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net
   asset value at time of purchase or time of redemption)                             None       5.00%       None
 Maximum Sales Charge (Load) Imposed on Reinvested Distributions                      None       None        None
 Exchange Fee                                                                         None       None        None

Annual Fund Operating Expenses for
Balanced Fund, Large-Cap Value Fund
and Special Equities Fund (expenses
that are deducted from Fund and                    Management        Distribution and             Other           Total Annual Fund
Portfolio assets)                                     Fees         Service (12b-1) Fees          Expenses*       Operating Expenses
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                   Class A Shares       0.625%               n/a                     0.625%               1.25%
                                Class B Shares       0.625%               1.00%                   0.375%               2.00%
                                Class C Shares       0.625%               1.00%                   0.375%               2.00%
Large-Cap Value Fund            Class A Shares       0.625%               n/a                     0.505%               1.13%
                                Class B Shares       0.625%               1.00%                   0.255%               1.88%
                                Class C Shares       0.625%               1.00%                   0.255%               1.88%
                                Class R Shares       0.625%               0.50%                   0.255%               1.38%
Special Equities Fund           Class A Shares       0.625%               n/a                     1.015%               1.64%
                                Class B Shares       0.625%               1.00%                   0.765%               2.39%
                                Class C Shares       0.625%               1.00%                   0.765%               2.39%

* Other Expenses for Class A includes a 0.25% service fee paid pursuant to a Service Plan.

 Annual Operating Expenses for Large-Cap Core Fund
 (expenses that are deducted from Fund assets)                   Class A        Class B         Class C
-----------------------------------------------------------------------------------------------------------
 Management Fees                                                  0.80%          0.80%           0.80%
 Distribution and Service (12b-1) Fees                             n/a           1.00%           1.00%
 Other Expenses*                                                  1.96%          1.71%           1.71%
                                                                 -------        -------         -------
 Total Annual Fund Operating Expenses                             2.76%          3.51%           3.51%
 Expense Reimbursement**                                         (1.36%)        (1.36%)         (1.36%)
                                                                 -------        -------         -------
 Total Fund Operating Expenses (net waiver)                       1.40%          2.15%           2.15%

* Other Expenses for Class A includes a 0.25% service fee paid pursuant to a Service Plan.
** For the fiscal year ending December 31, 2004, the administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.40% for Class A shares and 2.15% for Class B and Class C shares. Thereafter, the reimbursement may be changed or terminated at any time.

 Annual Operating Expenses for Small-Cap Value Fund
 (expenses that are deducted from Fund assets)                   Class A        Class B         Class C
-----------------------------------------------------------------------------------------------------------
 Management Fees                                                  1.15%          1.15%           1.15%
 Distribution and Service (12b-1) Fees                             n/a           1.00%           1.00%
 Other Expenses*                                                  3.63%          3.38%           3.38%
                                                                 -------        -------         -------
 Total Annual Fund Operating Expenses                             4.78%          5.53%           5.53%
 Expense Reimbursement**                                         (3.03%)        (3.03%)         (3.03%)
                                                                 -------        -------         -------
 Total Fund Operating Expenses (net waiver)                       1.75%          2.50%           2.50%

* Other Expenses for Class A includes a 0.25% service fee paid pursuant to a Service Plan.
** For the fiscal year ending December 31, 2004, the administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.75% for Class A shares and 2.50% for Class B and Class C shares. Thereafter, the reimbursement may be changed or terminated at any time.

 Annual Operating Expenses for Small-Cap Growth Fund
 (expenses that are deducted from Fund and Portfolio assets)     Class A        Class B         Class C
-----------------------------------------------------------------------------------------------------------
 Management Fees                                                  0.75%          0.75%           0.75%
 Distribution and Service (12b-1) Fees                             n/a           1.00%           1.00%
 Other Expenses*                                                  2.06%          1.79%           1.80%
                                                                 -------        -------         -------
 Total Annual Fund Operating Expenses                             2.81%          3.54%           3.55%
 Expense Reimbursement**                                         (0.81%)        (0.79%)         (0.80%)
                                                                 -------        -------         -------
 Total Fund Operating Expenses (net waiver)                       2.00%          2.75%           2.75%

* Other Expenses for Class A includes a 0.25% service fee paid pursuant to a Service Plan.
** For the fiscal year ending December 31, 2004, the investment adviser and/or administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 2.00% for Class A shares and 2.75% for Class B and Class C shares. Thereafter, the reimbursement may be changed or terminated at any time.

 Annual Operating Expenses for Utilities Fund
 (expenses that are deducted from Fund and Portfolio assets)     Class A        Class B         Class C
-----------------------------------------------------------------------------------------------------------
 Management Fees                                                  0.75%          0.75%           0.75%
 Distribution and Service (12b-1) Fees                             n/a           1.00%           1.00%
 Other Expenses*                                                  0.50%          0.25%           0.25%
                                                                 -------        -------         -------
 Total Annual Fund Operating Expenses                             1.25%          2.00%           2.00%
 Management Fee Waiver**                                         (0.10%)        (0.10%)         (0.10%)
                                                                 -------        -------         -------
 Total Fund Operating Expenses (net waiver)                       1.15%          1.90%           1.90%

* Other Expenses for Class A includes a 0.25% service fee paid pursuant to a Service Plan.
** The investment adviser has agreed to reduce the advisory fee to 0.65% annually on average daily net assets up to $500 million and 0.625% annually on average daily net assets of $500 million and more. The fee declines further on net assets of $1 billion or more. This fee reduction cannot be modified or terminated without the approval of the Board of Trustees and is expected to continue indefinitely.

Example. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                     1 Year      3 Years      5 Years      10 Years
-----------------------------------------------------------------------------------------------------
Balanced Fund                  Class A shares         $695         $949       $1,222       $1,999
                               Class B shares*        $703       $1,027       $1,278       $2,134
                               Class C shares         $303         $627       $1,078       $2,327
Large-Cap Core Fund            Class A shares         $709         $993       $1,297       $2,158
                               Class B shares*        $718       $1,073       $1,354       $2,292
                               Class C shares         $318         $673       $1,154       $2,483
Large-Cap Value Fund           Class A shares         $684         $913       $1,161       $1,871
                               Class B shares*        $691         $991       $1,216       $2,005
                               Class C shares         $291         $591       $1,016       $2,201
                               Class R shares         $140         $437         $755       $1,657
Small-Cap Growth Fund          Class A shares         $766       $1,324       $1,906       $3,477
                               Class B shares*        $778       $1,413       $1,969       $3,595
                               Class C shares         $378       $1,015       $1,773       $3,766
Small-Cap Value Fund           Class A shares         $743       $1,094       $1,469       $2,519
                               Class B shares*        $753       $1,179       $1,531       $2,652
                               Class C shares         $353         $779       $1,331       $2,836
Special Equities Fund          Class A shares         $732       $1,063       $1,415       $2,407
                               Class B shares*        $742       $1,145       $1,475       $2,540
                               Class C shares         $342         $745       $1,275       $2,726
Utilities Fund                 Class A shares         $685         $919       $1,172       $1,892
                               Class B shares*        $693         $997       $1,226       $2,027
                               Class C shares         $293         $597       $1,026       $2,222

You would pay the following expenses if you did not redeem your shares:

                                                     1 Year      3 Years      5 Years      10 Years
-----------------------------------------------------------------------------------------------------
Balanced Fund                  Class A shares        $695         $949       $1,222        $1,999
                               Class B shares*       $203         $627       $1,078        $2,134
                               Class C shares        $203         $627       $1,078        $2,327
Large-Cap Core Fund            Class A shares        $709         $993       $1,297        $2,159
                               Class B shares*       $218         $673       $1,154        $2,292
                               Class C shares        $218         $673       $1,154        $2,483
Large-Cap Value Fund           Class A shares        $684         $913       $1,161        $1,871
                               Class B shares*       $191         $591       $1,016        $2,005
                               Class C shares        $191         $591       $1,016        $2,201
                               Class R shares        $140         $437         $755        $1,657
Small-Cap Growth Fund          Class A shares        $766       $1,324       $1,906        $3,477
                               Class B shares*       $278       $1,013       $1,769        $3,595
                               Class C shares        $278       $1,015       $1,773        $3,766
Small-Cap Value Fund           Class A shares        $743       $1,094       $1,469        $2,519
                               Class B shares*       $253         $779       $1,331        $2,652
                               Class C shares        $253         $779       $1,331        $2,836
Special Equities Fund          Class A shares        $732       $1,063       $1,415        $2,407
                               Class B shares*       $242         $745       $1,275        $2,540
                               Class C shares        $242         $745       $1,275        $2,726
Utilities Fund                 Class A shares        $685         $919       $1,172        $1,892
                               Class B shares*       $193         $597       $1,026        $2,027
                               Class C shares        $193         $597       $1,026        $2,222

*Reflects the expenses of Class A after eight years because Class B shares generally convert to Class A shares after eight years.

INVESTMENT OBJECTIVES & PRINCIPAL POLICIES AND RISKS

The investment objectives and principal policies and risks of the Funds are set forth below. Each Fund's investment objective may not be changed by the Trustees without shareholder approval. Most of a Fund's investment policies may be changed by the Trustees without shareholder approval.

In the case of a Fund or Portfolio that has a policy of investing at least 80% of its net assets in a particular type of investment (the "80% policy"), the policy will not be changed unless Fund shareholders are given 60 days' advance notice of the change. For purposes of the 80% policy, net assets include any borrowings for investment purposes.

Balanced Fund. Balanced Fund's investment objective is to provide current income and long-term growth of capital. Balanced Fund allocates assets to equity securities by investing in Capital Growth Portfolio and Large-Cap Value Portfolio. Investment in equity securities will generally not exceed 75% nor be less than 25% of the Fund's net assets. Balanced Fund allocates at least 25% of its net assets to fixed-income securities by investing in Investment Grade Income Portfolio. The investment objective(s) and policies of each Portfolio are described below.

Balanced Fund invests in three Portfolios in accordance with its investment objective and policies. To determine the exact percentage of the Fund's assets that will be invested from time to time in each Portfolio, the portfolio managers of the Portfolios meet periodically and, taking market and other factors into consideration, agree upon an appropriate allocation. Because breakpoints for the advisory fees paid by the Portfolios differ, there is the potential for a conflict of interest with the investment adviser, in that assets could be allocated to a Portfolio for the reason that it has a higher fee at a particular asset level. However, in making allocation determinations, the portfolio managers are expressly forbidden from considering the fee structures of the Portfolios, and must make their determinations only on the basis of the best interests of the Fund and its shareholders. If the portfolio managers of the Portfolios cannot agree upon an allocation, the Chief Investment Officer of the investment adviser will make the allocation determination. The cost for investment services of making allocation determinations is included in the advisory fee charged by each Portfolio, and there is no additional fee charged to the Fund for such services.

Large-Cap Core Fund. Large-Cap Core Fund's investment objective is to seek total return. The Fund currently invests in Large-Cap Core Portfolio. The investment objectives and policies of Large-Cap Core Portfolio are described below.

Large-Cap Value Fund. Large-Cap Value Fund's investment objective is to seek total return. The Fund currently invests in Large-Cap Value Portfolio. The investment objective and policies of Large-Cap Value Portfolio are described below.

Small-Cap Growth Fund. Small-Cap Growth Fund's investment objective is to seek long-term capital appreciation. The Fund currently invests in Small-Cap Growth Portfolio. The investment objective and policies of Small-Cap Growth Portfolio are described below.

Small-Cap Value Fund. Small-Cap Value Fund's investment objective is to seek long-term total return. Under normal market conditions, Small-Cap Value Fund invests primarily in value stocks of small-cap companies. Value stocks are common stocks that, in the opinion of the investment adviser, are undervalued or inexpensive relative to the overall stock market. Small-cap companies are companies with market capitalizations comparable to those of companies included in the S&P 600. Normally at least 80% of Small-Cap Value Fund's net assets will be invested in small-cap companies. Additional information about the Fund appears under "Common Investment Considerations and Practices" below.

Small-Cap Value Fund's investment policies include a fundamental investment provision allowing the Fund to invest its assets in one or more open-end management investment companies having substantially the same investment policies and restrictions as the Fund. Any such company or companies would be advised by the Fund's investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. Small-Cap Value Fund may initiate investments in one or more investment companies at any time without shareholder approval.

Special Equities Fund. Special Equities Fund's investment objective is to provide growth of capital. The Fund currently invests in Special Equities Portfolio. The investment objective and policies of Special Equities Portfolio are described below.

Utilities Fund. Utilities Fund's investment objective is to seek total return. The Fund currently invests in Utilities Portfolio. The investment objective and policies of Utilities Portfolio are described below.

The Portfolios

Capital Growth Portfolio. Capital Growth Portfolio's investment objective is to seek growth of capital. Capital Growth Portfolio invests in a broadly diversified list of seasoned securities representing a number of different industries. Capital Growth Portfolio's portfolio manager places emphasis on equity securities considered to be of high or improving quality. The foregoing policies cannot be changed without shareholder approval. Whether an equity security is of high or improving quality is based upon the investment adviser's judgement of the issuer's current and projected financial performance.

In selecting securities, the portfolio manager seeks stocks of growth companies with attractive financial characteristics, reasonable valuations and an identified catalyst for future growth. A portion of Capital Growth Portfolio's assets may consist of unseasoned issuers. Capital Growth Portfolio may invest in pooled investment vehicles, such as exchange-traded funds. When so invested, the Fund will bear its allocable share of expenses of the investment in addition to its allocable share of Portfolio expenses. The portfolio manager may sell a security when the fundamentals of the company deteriorate to pursue more attractive investment options. Additional information about the Portfolio appears under "Common Investment Considerations and Practices" below.

Investment Grade Income Portfolio. Investment Grade Income Portfolio's objectives are to seek current income and total return. Investment Grade Income Portfolio invests primarily in fixed-income securities, which may include preferred stocks, corporate bonds, U.S. Government securities, money market instruments, mortgage-backed securities (including collateralized mortgage obligations) and asset-backed securities (including collateralized debt obligations). The portfolio manager generally acquires fixed-income securities in order to maintain a reasonable level of current income, or to build or preserve capital. Mortgage-backed and asset-backed securities represent interests in a pool of assets, such as mortgage loans, car receivables or credit card receivables. Under normal circumstances, the Portfolio invests at least 80% of its net assets in investment grade securities, which are rated at least BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's") and unrated securities determined by the investment adviser to be of comparable quality. Investment Grade Income Portfolio limits investment in securities rated below investment grade (i.e., rated below BBB or Baa) to not more than 5% of Investment Grade Income Portfolio's total assets.

Investment Grade Income Portfolio may also invest in repurchase agreements and may invest significantly in securities issued by various U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home
Loan Banks. While such issuers may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury. The portfolio manager may sell a security when the investment adviser's price objective is reached, the fundamentals of the company change, to pursue more attractive investment options or the fundamentals of the company deteriorate. Additional information about the Portfolio appears under "Common Investment Considerations and Practices" below.

Large-Cap Core Portfolio. Large-Cap Core Portfolio's investment objective is to seek total return. Large-Cap Core Portfolio invests in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength. Large-Cap Core Portfolio normally invests at least 80% of its net assets in large-cap companies, which are companies with a market capitalization equal to or greater than the median capitalization of companies included in the S&P 500.

Large-Cap Core Portfolio employs a "growth at a reasonable price" investing style, seeking to acquire growing companies that the portfolio managers believe are reasonably priced in relation to their fundamental value. The portfolio managers may seek to capitalize on market volatility and the actions of short-term investors. Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term, often five years or more. The portfolio managers may sell a security when they believe it is fully valued, the fundamentals of a company deteriorate, a stock's price falls below its acquisition cost, management fails to execute its strategy or to pursue more attractive investment options. Additional information about the Portfolio appears under "Common Investment Considerations and Practices" below.

Large-Cap Value Portfolio. Large-Cap Value Portfolio's investment objective is to seek total return. Under normal circumstances, Large-Cap Value Portfolio primarily invests in value stocks of large-cap companies. Value stocks are common stocks that, in the opinion of the investment adviser, are inexpensive or undervalued relative to the overall stock market. The portfolio manager generally considers large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the S&P 500. The Portfolio normally invests at least 80% of its net assets in equity securities of large-cap companies.

Large-Cap Value Portfolio primarily invests in dividend-paying stocks. The Portfolio may also invest in convertible debt securities of any credit quality (including securities rated below investment grade). The Portfolio also may invest in non-income producing stocks. The Portfolio's holdings will represent a number of different sectors and industries, and less than 25% of the Portfolio's total assets will be invested in any one industry. In addition to the factors described under "Common Investment Considerations and Practices" below, the Portfolio may consider a company's dividend prospects and estimates of a company's net value when selecting securities. The portfolio manager may sell a security when the investment adviser's price objective for the security is reached, the fundamentals of the company deteriorate, a security's price falls below acquisition cost or to pursue more attractive investment options. Additional information about the Portfolio appears under "Common Investment Considerations and Practices" below.

Small-Cap Growth Portfolio. Small-Cap Growth Portfolio's investment objective is to seek long-term appreciation. Small-Cap Growth Portfolio invests in a diversified portfolio of publicly traded stocks of small-cap companies that in the opinion of the investment adviser are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The portfolio manager generally considers small-cap companies to be those companies with market capitalizations within the range of capitalizations of companies included in the S&P 600. The Portfolio normally invests at least 80% of its net assets in equity securities of small-cap companies. The Portfolio may also invest in larger companies.

The portfolio manager generally seeks to purchase securities believed to have the potential for above-average earnings growth and profit margins within their respective industries. The portfolio manager may sell a security when the investment adviser's price objective for the stock is reached, the fundamentals of the company change or to pursue more attractive investment options. Small-Cap Growth Portfolio may invest in pooled investment vehicles, such as exchange-traded funds. When so invested, the Fund will bear its allocable share of expenses of the investment in addition to its allocable share of Portfolio expenses. Additional information about the Portfolio appears under "Common Investment Considerations and Practices" below.

Special Equities Portfolio. Special Equities Portfolio's investment objective is to provide growth of capital. Special Equities Portfolio invests primarily in common stocks of emerging growth companies. Many emerging growth companies acquired by the Portfolio have market capitalizations comparable to those of companies included in the S&P 600, but the Portfolio may also invest in larger or smaller companies that the investment adviser believes have emerging growth characteristics. Under normal circumstances, Special Equities Portfolio invests at least 80% of its net assets in equity securities.

The portfolio manager generally seeks to purchase securities of companies believed to have the potential for above-average earnings growth and profit margins within their respective industries. The portfolio manager may sell a security when the investment adviser's price objective for the stock is reached, the fundamentals of the company deteriorate or to pursue more attractive investment opportunities. Special Equities Portfolio may invest in pooled investment vehicles, such as exchange-traded funds. When so invested, the Fund will bear its allocable share of expenses of the investment in addition to its allocable share of Portfolio expenses. Additional information about the Portfolio appears under "Common Investment Considerations and Practices" below.

Utilities Portfolio. Utilities Portfolio's investment objective is to seek total return. Utilities Portfolio invests principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. Under normal circumstances, Utilities Portfolio invests at least 80% of its net assets in equity securities of utilities. Dividend payments by certain utilities companies can vary depending on various factors, such as industry deregulation (increasing price competition) or changes in tax laws.

"Utilities" are companies engaged in the manufacture, production, generation, transmission, sale and distribution of water, gas and electric energy, as well as companies engaged in the communications field, including telephone, satellite, cable, mobile communication and electronic communications. A company will be considered to be in the utilities industry if, during the most recent 12-month period, at least 50% of the company's gross revenues, on a consolidated basis, are derived from utilities industries. The Portfolio's policy of concentrating in common stocks of utilities may not be changed without shareholder approval.

The portfolio manager seeks to purchase securities that are reasonably priced in relation to their fundamental value and which will grow in value over time. The issuer's dividend payment record is also considered. The portfolio manager may sell a security when the investment adviser's price objective for the stock is reached or the fundamentals of the company deteriorate, or to pursue more attractive investment options. When consistent with achieving total return, Utilities Portfolio may invest up to 20% of its net assets in fixed-income securities, including (with respect to up to 10% of its net assets) securities rated BBB by S&P or Baa by Moody's or below and unrated securities determined by the investment adviser to be of comparable quality. The Portfolio may also invest in non-income producing securities. Additional information about the Portfolio appears under "Common Investment Considerations and Practices" below.

Common Investment Considerations and Practices

Investment decisions for each Portfolio and Small-Cap Value Fund are made primarily on the basis of fundamental research conducted by the investment adviser's research staff. Management of each Portfolio and Small-Cap Value Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management capability and integrity, growth potential, valuation and earnings and cash flow capabilities). Many of these considerations are subjective.

Each Portfolio and Small-Cap Value Fund intend to manage investment risk by maintaining broad issuer and (except in the case of Utilities Portfolio) industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. The Portfolios (except for Utilities Portfolio) and Small-Cap Value Fund do not invest 25% or more of their respective assets in any one industry.

The portfolio turnover rate of each Portfolio (except Investment Grade Income Portfolio) may exceed 100%. A fund with high turnover (100% or more) may generate more capital gains and pay more brokerage commissions (which reduce return) than a fund with a lower rate. Capital gain distributions will reduce after-tax returns for shareholders holding Fund shares in taxable accounts.

Each Portfolio and Small-Cap Value Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. Investment Grade Income Portfolio will only invest in issuers located in developed countries. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. These risks can be more significant for companies in less developed countries. As an alternative to holding foreign stocks directly, each Portfolio and Small-Cap Value Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). Such investments are not subject to the 25% limitation on investing in foreign securities.

Investment Grade Income, Large-Cap Value and Utilities Portfolios may invest a portion of their assets in fixed-income and/ or convertible debt securities that are, at the time of investment, rated Baa or lower by Moody's, or BBB or lower by S&P (so-called "junk bonds"). These securities have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower rated securities to make principal and interest payments. Lower rated securities also may be subject to greater price volatility than higher rated obligations. The Portfolios may invest in securities in any rating category, including those in default.

Many small-cap and emerging companies are in the early stages of their development, may be more dependent on fewer products, services or markets, have limited financial resources or may rely upon a limited management group, may lack substantial capital reserves and do not have established performance records. Smaller company stocks frequently have lower trading volume and tend to be more sensitive to changes in earnings projections than stocks of more established companies, making them more volatile and possibly more difficult to value.

Value stocks held by Large-Cap Value Portfolio and Small-Cap Value Fund may be undervalued in relation to the overall market due to adverse economic conditions or other near-term difficulties that cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because they are out of step with favored market themes. Value stocks may not achieve their expected financial potential.

Each Portfolio and Small-Cap Value Fund at times may engage in derivative transactions (such as options, futures contracts and options thereon, forward currency exchange contracts, covered short sales and equity swaps) to protect against stock price, interest rate or currency rate declines ("hedging"), to enhance returns, or as a substitute for the purchase or sale of securities or currencies. The use of derivatives is highly specialized and engaging in derivative transactions for purposes other than hedging is speculative. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Portfolio or Small-Cap Value Fund. Equity swaps are private contracts in which there is a risk of loss in the event of a counterparty's default. In a covered short sale, the Portfolio or Small-Cap Value Fund may be forced to deliver stock to close a position. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security or currency. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

Each Portfolio and Small-Cap Value Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of portfolio illiquidity if eligible buyers become uninterested in purchasing them.

Each Portfolio and Small-Cap Value Fund may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolios and Small-Cap Value Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, each Portfolio and Small-Cap Value Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. Not all of the strategies and techniques or types of securities described in this Prospectus or in the Statement of Additional Information may be used. While at times a Portfolio or Small-Cap Value Fund may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

MANAGEMENT AND ORGANIZATION

Management. Each Portfolio's and Small-Cap Value Fund's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $85 billion on behalf of mutual funds, institutional clients and individuals. The investment adviser manages investments pursuant to an investment advisory agreement. Information about advisory fees and portfolio managers is set forth below.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. In return, Large-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund are authorized to pay Eaton Vance a fee of 0.15% of average daily net assets. Eaton Vance does not currently receive a fee for serving as administrator of the other Funds. For the fiscal year ended December 31, 2003, the administration fee paid by each of Large-Cap Core Fund and Small-Cap Value Fund equaled 0.15% of average daily net assets. For the fiscal year ended December 31, 2003, the administration fee for Small-Cap Growth Fund amounted to $19,256, of which $19,193 was waived by Eaton Vance. Eaton Vance also assumed $140,348, $84,677 and $92,291 of the operating expenses of Large-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund, respectively, during the period.

Capital Growth Portfolio and Investment Grade Income Portfolio. Under its investment advisory agreement with Capital Growth Portfolio, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets up to and including $170 million, and equal to 0.50% annually of the average daily net assets over $170 million. Under its investment advisory agreement with Investment Grade Income Portfolio, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets up to and including $130 million, and equal to 0.50% annually of the average daily net assets over $130 million. For the fiscal year ended December 31, 2003, Capital Growth Portfolio and Investment Grade Income Portfolio each paid BMR advisory fees equal to 0.625% of its average daily net assets.

Arieh Coll is the portfolio manager of Capital Growth Portfolio (since it commenced operations). Mr. Coll has been an Eaton Vance portfolio manager since January 2000 and is Vice President of Eaton Vance and BMR. He also manages other Eaton Vance portfolios. Prior to joining Eaton Vance, Mr. Coll was employed by Fidelity Investments as a portfolio manager and investment analyst (1989-1999).

Elizabeth S. Kenyon is the portfolio manager of Investment Grade Income Portfolio (since November 2001). Ms. Kenyon has been a fixed-income analyst and an institutional portfolio manager at Eaton Vance for more than 5 years, and is a Vice President of Eaton Vance and BMR.

Large-Cap Core Portfolio. Under its investment advisory agreement with Large-Cap Core Portfolio, BMR receives a monthly advisory fee equal to 0.65% annually of the average daily net assets of the Portfolio up to $500 million. The annual fee is reduced on net assets of $500 million and over. For the fiscal year ended December 31, 2003, Large-Cap Core Portfolio paid BMR advisory fees equal to 0.65% of its average daily net assets.

Duncan W. Richardson and Lewis R. Piantedosi are the portfolio managers of Large-Cap Core Portfolio (since it commenced operations). Mr. Richardson has been an Eaton Vance portfolio manager for more than 5 years, is Senior Vice President and Chief Equity Investment Officer of Eaton Vance and BMR, and also manages other Eaton Vance portfolios. Mr. Piantedosi is a Vice President of Eaton Vance and BMR (since 2000) and has been an Equity Analyst at Eaton Vance since 1999. Prior to joining Eaton Vance, Mr. Piantedosi was a Partner, Portfolio Manager and Equity Analyst for Freedom Capital Management (1996 -
1999).

Large-Cap Value Portfolio. Under its investment advisory agreement with Large-Cap Value Portfolio, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the fiscal year ended December 31, 2003, Large-Cap Value Portfolio paid BMR advisory fees equal to 0.625% of its average daily net assets.

Michael R. Mach is the portfolio manager of Large-Cap Value Portfolio (since January 2000). Mr. Mach has been an Eaton Vance portfolio manager since January 2000 and is a Vice President of Eaton Vance and BMR. He also manages other Eaton Vance portfolios. Prior to joining Eaton Vance, Mr. Mach was a Managing Director and Senior Analyst for Robertson Stephens (1998 - 1999).

Small-Cap Growth Portfolio. Under its advisory agreement with Small-Cap Growth Portfolio, BMR receives a monthly advisory fee equal to 0.75% annually of the average daily net assets of the Portfolio up to $500 million. The fee is reduced on net assets of $500 million and over. For the fiscal year ended December 31, 2003, Small-Cap Growth Portfolio paid BMR advisory fees equal to 0.75% of its average daily net assets.

Toni Y. Shimura is the portfolio manager of Small-Cap Growth Portfolio (since June 2003). Ms. Shimura also manages other Eaton Vance portfolios, has been employed by Eaton Vance as a small-cap analyst since January 2003 and is a Vice President of Eaton Vance and BMR. Prior to joining Eaton Vance, Ms. Shimura was a Senior Vice President and portfolio manager with Massachusetts Financial Services Company (1993-2002).

Small-Cap Value Fund. Under Small-Cap Value Fund's investment advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Fund up to $500 million. The annual fee is reduced on net assets of $500 million and over. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Small-Cap Value Fund to Fox Asset Management LLC, a majority-owned subsidiary of Eaton Vance ("Fox"). BMR pays Fox a portion of the advisory fee for sub-advisory services provided to the Fund. Prior to May 1, 2004, Small-Cap Value Fund invested its assets in a separate open-end investment company advised by BMR and sub-advised by Fox that had the same objective and policies of the Fund ("Small-Cap Value Portfolio"). Small-Cap Value Portfolio paid the same advisory fee as the Fund. For the fiscal year ended December 31, 2003, Small-Cap Value Portfolio paid BMR advisory fees equal to 1.00% of its average daily net assets.

George C. Pierides is the portfolio manager of Small-Cap Value Fund (since it commenced operations). He is a Senior Managing Director of Fox, manages other Fox and Eaton Vance investment portfolios and has been employed by Fox for more than 5 years.

Special Equities Portfolio. Under its investment advisory agreement with Special Equities Portfolio, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the fiscal year ended December 31, 2003, Special Equities Portfolio paid BMR advisory fees equal to 0.625% of its average daily net assets.

Toni Y. Shimura is the portfolio manager of Special Equities Portfolio (since June 2003). Ms. Shimura also manages other Eaton Vance portfolios, has been employed by Eaton Vance as a small-cap analyst since January 2003 and is a Vice President of Eaton Vance and BMR. Prior to joining Eaton Vance, Ms. Shimura was a Senior Vice President and portfolio manager with Massachusetts Financial Services Company (1993-2002).

Utilities Portfolio. Under its investment advisory agreement with Utilities Portfolio, BMR is entitled to receive an advisory fee of 0.75% annually of the average daily net assets of the Portfolio up to $500 million, and 0.6875% annually of the average daily net assets of $500 million and more, which fee is further reduced on assets of $1 billion or more. In February 1997, the Trustees of Utilities Portfolio voted to accept a reduction of BMR's compensation so that the advisory fees paid by Utilities Portfolio during any fiscal year or portion thereof will not exceed on an annual basis 0.65% of average daily net assets up to $500 million and 0.625% on average daily net assets of $500 million and more, which fee declines further on assets of $1 billion or more. For the fiscal year ended December 31, 2003, Utilities Portfolio paid BMR advisory fees equivalent to 0.65% of its average daily net assets.

Judith A. Saryan is the portfolio  manager of Utilities  Portfolio  (since March
1999). She has been an Eaton Vance portfolio manager since March 1999 and is a Vice President of Eaton Vance and BMR.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). If a Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from a Portfolio at any time.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this risk in approving the use of a combined prospectus.

VALUING SHARES

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. Exchange-listed securities are valued at closing sale prices. Most debt securities are valued by an independent pricing service.

The investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable or if events occurring after the close of a securities market and before a Portfolio or Small-Cap Value Fund values its assets would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, net asset value can change on days when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

How to Purchase Shares. You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. A Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day's net asset value.

After your initial investment, additional investments in Class A, B and C shares of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Subsequent purchases of Class R shares may be in any amount. Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments in Class A, B and C shares of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans and for persons affiliated with Eaton Vance and its service providers.

If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused.

The Funds are not intended for market timing or excessive trading. These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if a Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. Each Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  .  how long you expect to own your shares;
  .  how much you intend to invest;
  . the sales charge and total operating expenses associated with owning each class; and
  . whether you qualify for a reduction or waiver of any applicable sales charges (see "Reducing or Eliminating Sales Charges" under "Sales Charges" below).

Each investor's considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

     Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in "Reducing Class A Sales Charges" under "Sales Charges" below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay service fees equal to 0.25% annually of average daily net assets. Returns on Class A shares are generally higher than returns on Class B, Class C and Class R shares because Class A has lower annual expenses than those classes.

     Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in "Contingent Deferred Sales Charge" under "Sales Charges" below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See "CDSC Waivers" under "Sales Charges" below. Class B shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares automatically convert to Class A shares eight years after purchase. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

     Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See "CDSC Waivers" under "Sales Charges" below. Class C shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class C shares are generally lower than returns on Class A shares because Class C has higher annual expenses than Class A.

     Class R shares are offered at net asset value with no front-end sales charge to clients of financial intermediaries who charge an advisory, management, consulting or similar fee for their services; accounts affiliated with those financial intermediaries; and to certain tax-sheltered retirement plans and Individual Retirement Account rollover accounts. Class R shares pay distribution fees and service fees equal to 0.50% annually of average daily net assets. Returns on Class R shares are generally lower than returns on Class A shares because Class R has higher annual expenses than Class A.

SALES CHARGES

Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                             Sales Charge             Sales Charge           Dealer Commission
                                           as Percentage of       as Percentage of Net       as a Percentage of
 Amount of Purchase                         Offering Price          Amount Invested            Offering Price
------------------------------------------------------------------------------------------------------------------------
 Less than $50,000                              5.75%                    6.10%                      5.00%
 $50,000 but less than $100,000                 4.75%                    4.99%                      4.00%
 $100,000 but less than $250,000                3.75%                    3.90%                      3.00%
 $250,000 but less than $500,000                3.00%                    3.09%                      2.50%
 $500,000 but less than $1,000,000              2.00%                    2.04%                      1.75%
 $1,000,000 or more                             0.00*                    0.00*                    See Below

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of r edemptions within 12 months of purchase.

The principal underwriter will pay an upfront commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts of $3 million or more but less than $5 million; plus 0.25% for any amounts of $5 million or more. Purchases totalling $1 million or more will be aggregated over a 12-month period for purposes of determining the amount of the commission to be paid.

For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay investment dealers a fee monthly in arrears based upon the commission rates stated above. Those rates will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 12 months after the investment is made.

The principal underwriter may pay additional compensation from its own resources to investment dealers in connection with sales promotions sponsored by the principal underwriter or sales programs sponsored by investment dealers.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Contingent Deferred Sales Charge. Each Class of shares, except Class R shares, is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:

 Year of Redemption After Purchase       CDSC
-------------------------------------------------
 First or Second                          5%
 Third                                    4%
 Fourth                                   3%
 Fifth                                    2%
 Sixth                                    1%
 Seventh or following                     0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

The sales commission payable to investment dealers in connection with sales of Class B and Class C shares is described under "Distribution and Service Fees" below.

Conversion Feature.  After eight years, Class B shares automatically  convert to
Class  A  shares.   Class  B  shares  acquired   through  the   reinvestment  of
distributions convert in proportion to shares not so acquired.

Reducing or Eliminating Sales Charges. Your purchase may be eligible for a reduced sales charge, or the sales charge may be eliminated, under the circumstances described below. Sales charges may also be reduced or eliminated pursuant to the exchange privilege and the reinvestment privilege, when reinvesting distributions, and in connection with redemptions under a withdrawal plan. For more information, see "Shareholder Account Features" below.

Reducing Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

     Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held in trust or fiduciary accounts for the benefit of any of you. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation.

     Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Purchasing Class A Shares at Net Asset Value. Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See "Shareholder Account Features" for details.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and for Class B and Class C shares, in connection with certain redeptions from tax-deferred retirement plans. The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

MORE INFORMATION ABOUT SALES CHARGES IS AVAILABLE ON THE EATON VANCE WEBSITE AT WWW.EATONVANCE.COM AND IN THE STATEMENT OF ADDITIONAL INFORMATION. PLEASE CONSULT THE EATON VANCE WEBSITE FOR ANY UPDATES TO SALES CHARGE INFORMATION BEFORE MAKING A PURCHASE OF FUND SHARES.

Distribution and Service Fees. Class B and Class C shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) at a rate of 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees.

All Classes pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the National Association of Securities Dealers, Inc.

Class R shares of Large-Cap Value Fund have in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees of 0.25% of average daily net assets attributable to Class R for the sale and distribution of Class R shares. Although there is no present intention to do so, Large-Cap Value Fund could pay distribution fees of up to 0.50% annually upon Trustee approval. Class R shares also pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. After the sale of Class R shares, the principal underwriter typically receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.

REDEEMING SHARES

You can redeem shares in any of the following ways:

By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone        You can redeem up to $100,000 by  calling the transfer agent at  1-800-262-1122  on Monday through  Friday,  9:00 a.m. to
                    4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed  only to the account  address.  Shares held by corporations,  trusts or certain  other  entities and shares
                    that  are  subject  to  fiduciary   arrangements  cannot  be
                    redeemed by telephone.

Through an          Your investment  dealer is responsible for  transmitting the
Investment          order  promptly.  An investment  dealer may charge a fee for
Dealer              this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:


..Full Reinvest      Dividends  and capital  gains are  reinvested  in additional
 Option shares. This option will be assigned if you do not specify an option.

..Partial Reinvest   Dividends are paid in cash and capital gains are  reinvested
 Option             in additional shares.

..Cash Option        Dividends and capital gains are paid in cash.

..Exchange Option    Dividends  and/or capital gains are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund's prospectus. Before selecting this option, you must obtain a prospectus of the
                    other  fund  and  consider  its   objectives   and  policies
                    carefully.

Information from the Fund. From time to time, you may be mailed the following:

  . Annual and Semiannual Reports, containing performance information and financial statements.
  . Periodic account statements, showing recent activity and total share balance.
  .  Form 1099 and tax information needed to prepare your income tax returns.
  .  Proxy materials, in the event a shareholder vote is required.
  .  Special notices about significant events affecting your Fund.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Tax-Deferred Retirement Plans. Class A, Class C and Class R shares are available for purchase in connection with certain tax-deferred retirement plans. Call 1-800-262-1122 for information. Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. As described under "Purchasing Shares", the exchange privilege may be terminated for market timing accounts or for other reasons.

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of a Fund (or, for Class A shares, in Class A of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

TAX INFORMATION

Utilities Fund pays dividends monthly, Balanced Fund and Large-Cap Value Fund pay dividends quarterly, and Large-Cap Core Fund, Small-Cap Growth Fund, Small-Cap Value Fund and Special Equities Fund pay dividends annually. Dividends may not be paid if Fund (and Class) expenses exceed Fund income for the period. Different Classes of a Fund will generally distribute different dividend amounts. Each Fund makes distributions of net realized capital gains, if any, at least annually.

A portion of any distribution of a Fund's investment income may, and any distribution by a Fund of net realized short-term capital gains will, be taxed as ordinary income. Distributions of any net long-term capital gains will be taxed as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" (as further described in the Statement of Additional Information) will be taxable to shareholders at the rates applicable to long-term capital gain provided holding period and other requirements are met by both the shareholder and the Portfolio or Fund. Over time, distributions by each Fund can generally be expected to include ordinary income, qualified dividend income and capital gain distributions taxable as long-term capital gains. A portion of each Fund's income distributions may be eligible for the dividends-received deduction for corporations. A Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares at a time when a Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Each Portfolio's and Small-Cap Value Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund's income on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by a Portfolio or Small-Cap Value Fund. In addition, investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand a Fund's financial performance for the periods indicated. Certain information in the tables reflect the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). Information for Balanced Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Special Equities Fund and Utilities Fund has been audited by
PricewaterhouseCoopers LLP, independent accountants. Information for Large-Cap Core Fund and Small-Cap Value Fund has been audited by Deloitte & Touche LLP, independent accountants. The reports of PricewaterhouseCoopers LLP and Deloitte & Touche LLP and each Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request. Small-Cap Growth Fund began offering Class B and Class C shares on May 1, 2002. Prior to that date, Small-Cap Growth Fund offered only Class A shares.

                                                                                     BALANCED FUND
                                                 -----------------------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------------
                                                                      2003(1)                              2002(1)
                                                 -----------------------------------------------------------------------------------
                                                        CLASS A      CLASS B     CLASS C     CLASS A      CLASS B      CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year                    $  4.990     $ 9.320      $ 8.920    $  5.910      $11.050      $10.580
                                                       --------     -------      -------    --------      -------      -------
Income (loss) from operations
Net investment income (loss)                           $  0.022     $(0.036)     $(0.034)   $  0.043      $ 0.006      $ 0.006
Net realized and unrealized gain (loss)                   1.073       2.021        1.929      (0.908)      (1.701)      (1.631)
                                                       --------     -------      -------    --------      -------      -------
Total income (loss) from operations                    $  1.095     $ 1.985      $ 1.895    $ (0.865)     $(1.695)     $(1.625)
                                                       --------     -------      -------    --------      -------      -------
Less distributions
From net investment income                             $ (0.045)    $(0.005)     $(0.005)   $ (0.049)     $(0.029)     $(0.029)
From net realized gain                                       --          --           --          --           --           --
Tax return of capital                                        --          --           --      (0.006)      (0.006)      (0.006)
                                                       --------     -------      -------    --------      -------      -------
Total distributions                                    $ (0.045)    $(0.005)     $(0.005)   $ (0.055)     $(0.035)     $(0.035)
                                                       --------     -------      -------    --------      -------      -------
Net asset value - End of year                          $  6.040     $11.300      $10.810    $  4.990      $ 9.320      $ 8.920
                                                       ========     =======      =======    ========      =======      =======
Total return(3)                                           22.04%      21.30%       21.25%     (14.70)%     (15.38)%     (15.40)%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)                $139,528     $47,909      $10,344    $123,816      $34,516      $ 6,938
Ratios (as a percentage of average daily net assets):
  Expenses(4)                                              1.25%       2.00%        2.00%       1.23%        1.98%        1.98%
  Net investment income (loss)                             0.40%      (0.35)%      (0.35)%      0.81%        0.06%        0.06%
Portfolio turnover of the Capital Growth  Portfolio         240%        240%         240%        231%         231%         231%
Portfolio turnover of the Investment Grade Income
  Portfolio                                                  65%         65%          65%         55%          55%          55%
Portfolio turnover of the Large-Cap Value Portfolio          57%         57%          57%         --           --           --

                                                                   BALANCED FUND
                                                   ------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                                   ------------------------------------------
                                                                      2001
                                                   ------------------------------------------
                                                        CLASS A     CLASS B      CLASS C
---------------------------------------------------------------------------------------------
Net asset value - Beginning of year                    $  6.220     $11.580      $11.090
                                                       --------     -------      -------
Income (loss) from operations
Net investment income (loss)                           $  0.084     $ 0.078      $ 0.074
Net realized and unrealized gain (loss)                  (0.238)     (0.447)      (0.423)
                                                       --------     -------      -------
Total income (loss) from operations                    $ (0.154)    $(0.369)     $(0.349)
                                                       --------     -------      -------
Less distributions
From net investment income                             $ (0.095)    $(0.100)     $(0.100)
From net realized gain                                   (0.061)     (0.061)      (0.061)
                                                       --------     -------      -------
Total distributions                                    $ (0.156)    $(0.161)     $(0.161)
                                                       --------     -------      -------
Net asset value - End of year                          $  5.910     $11.050      $10.580
                                                       ========     =======      =======
Total return(3)                                           (2.36)%     (3.13)%      (3.09)%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)                $167,290     $43,303      $ 7,434
Ratios (as a percentage of average daily net assets):
  Expenses(4)                                              1.18%       1.93%        1.93%
  Net investment income (loss)                             1.47%       0.72%        0.72%
Portfolio turnover of the Capital Growth  Portfolio         264%        264%         264%
Portfolio turnover of the Investment Grade Income
  Portfolio                                                  46%         46%          46%
Portfolio turnover of the Large-Cap Value Portfolio          --          --           --

                                                    (See footnotes on last page)

                                                                                     BALANCED FUND
                                               ------------------------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                               ------------------------------------------------------------------------------------
                                                                 2000(1)                                    1999(1)
                                               ------------------------------------------------------------------------------------
                                                  CLASS A        CLASS B        CLASS C        CLASS A      CLASS B      CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year              $  7.920        $13.410        $12.900       $  8.140     $13.680       $13.170
                                                 --------        -------        -------       --------     -------       -------
Income (loss) from operations
Net investment income                            $  0.161        $ 0.172        $ 0.164       $  0.195     $ 0.221       $ 0.205
Net realized and unrealized gain (loss)            (0.162)        (0.298)        (0.280)        (0.080)     (0.121)       (0.130)
                                                 --------        -------        -------       --------     -------       -------
Total income (loss) from operations              $ (0.001)       $(0.126)       $(0.116)      $  0.115     $ 0.100       $ 0.075
                                                 --------        -------        -------       --------     -------       -------
Less distributions
From net investment income                       $ (0.160)       $(0.165)       $(0.155)      $ (0.200)    $(0.235)      $(0.210)
From net realized gain                             (1.539)        (1.539)        (1.539)        (0.135)     (0.135)       (0.135)
                                                 --------        -------        -------       --------     -------       -------
Total distributions                              $ (1.699)       $(1.704)       $(1.694)      $ (0.335)    $(0.370)      $(0.345)
                                                 --------        -------        -------       --------     -------       -------
Net asset value - End of year                    $  6.220        $11.580        $11.090       $  7.920     $13.410       $12.900
                                                 ========        =======        =======       ========     =======       =======
Total return(3)                                     (0.11)%        (1.00)%        (0.97)%         1.45%       0.74%         0.58%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)          $205,944        $50,818        $11,994       $244,507     $67,207       $10,584
Ratios (as a percentage of average daily net
  assets):
   Expenses(4)                                       1.11%          1.89%          1.92%          0.97%       1.78%         1.84%
   Net investment income                             2.10%          1.31%          1.30%          2.45%       1.64%         1.58%
Portfolio turnover of the Balanced Portfolio           60%(5)         60%(5)         60%(5)         33%         33%           33%
Portfolio turnover of the Capital Growth Portfolio    271%(6)        271%(6)        271%(6)         --          --            --
Portfolio turnover of the Investment Grade Income
  Portfolio                                            47%(6)         47%(6)         47%(6)         --          --            --

                                                   (See footnotes on last page.)

                                                                                LARGE-CAP CORE FUND
                                                  ---------------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------------------
                                                                        2003                          2002(7)
                                                  ---------------------------------------------------------------------------------
                                                      CLASS A    CLASS B  CLASS C    CLASS A          CLASS B        CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year                  $10.030    $10.000   $10.010    $10.000         $10.000        $10.000
                                                     -------    -------   -------    -------         -------        -------
Income (loss) from operations
Net investment income (loss)(1)                      $(0.007)   $(0.090)  $(0.089)   $0.000(13)      $(0.021)       $(0.023)
Net realized and unrealized gain                       2.367      2.350     2.349     0.030(9)         0.021(9)       0.033(9)
                                                     -------    -------   -------    -------         -------        -------
Total income from operations                         $ 2.360    $ 2.260   $ 2.260    $ 0.030         $    --        $ 0.010
                                                     -------    -------   -------    -------         -------        -------
Net asset value - End of year                        $12.390    $12.260   $12.270    $10.030         $10.000        $10.010
                                                     =======    =======   =======    =======         =======        =======
Total return(3)                                        23.53%     22.60%    22.58%      0.30%           0.00%          0.10%

Ratios/Supplemental Data+:
Net assets, end of year (000's omitted)              $ 8,503    $ 5,349   $ 3,770    $ 3,060         $ 1,595        $ 1,161
Ratios (as a percentage of average daily net assets):
  Net expenses(4)                                       1.40%      2.15%     2.15%      1.41%(12)       2.16%(12)      2.16%(12)
  Net expenses after custodian fee reduction(4)         1.40%      2.15%     2.15%      1.40%(12)       2.15%(12)      2.15%(12)
  Net investment income (loss)                         (0.06)%    (0.81)%   (0.81)%     0.00%(8)(12)   (0.67)%(12)    (0.71)%(12)
Portfolio turnover of the Portfolio                       64%        64%       64%        11%             11%            11%

+ The operating expenses of the Fund reflect a reimbursement of expenses by the administrator.  Had such action not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (as a percentage of average daily net assets):
  Expenses(4)                                           2.76%      3.51%     3.51%     10.08%(12)      10.83%(12)     10.83%(12)
  Expenses after custodian fee reduction(4)             2.76%      3.51%     3.51%     10.07%(12)      10.82%(12)     10.82%(12)
  Net investment loss                                  (1.42)%    (2.17)%   (2.17)%    (8.67)%(12)     (9.34)%(12)    (9.38)%(12)
Net investment loss per share                        $(0.166)   $(0.239)  $(0.239)   $(0.272)        $(0.293)       $(0.304)

                                                   (See footnotes on last page.)

                                                                           LARGE-CAP VALUE FUND
                                ---------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                ---------------------------------------------------------------------------------------------------
                                               2003                            2002(1)                         2001(1)
                                ---------------------------------------------------------------------------------------------------
                                   CLASS A    CLASS B   CLASS C    CLASS A     CLASS B    CLASS C    CLASS A   CLASS B    CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of
  year                           $ 12.110   $ 13.970   $11.120   $ 14.530    $16.760    $13.330    $ 14.770   $16.970    $13.590
                                 --------   --------   -------   --------    -------    -------    --------   -------    -------
Income (loss) from operations
Net investment income            $  0.146   $  0.070   $ 0.053   $  0.128    $ 0.033    $ 0.025    $  0.131   $ 0.035    $ 0.031
Net realized and unrealized
  gain (loss)                       2.654      3.045     2.427     (2.408)    (2.778)    (2.200)      0.100     0.116      0.068
                                 --------   --------   -------   --------    -------    -------    --------   -------    -------
Total income (loss) from
  operations                     $  2.800   $  3.115   $ 2.480   $ (2.280)   $(2.745)   $(2.175)   $  0.231   $ 0.151    $ 0.099
                                 --------   --------   -------   --------    -------    -------    --------   -------    -------
Less distributions
From net investment income       $ (0.150)  $ (0.065)  $(0.050)  $ (0.140)   $(0.045)   $(0.035)   $ (0.125)  $(0.015)   $(0.013)
From net realized gain                 --         --        --         --         --         --      (0.346)   (0.346)    (0.346)
                                 --------   --------   -------   --------    -------    -------    --------   -------    -------
Total distributions              $ (0.150)  $ (0.065)  $(0.050)  $ (0.140)   $(0.045)   $(0.035)   $ (0.471)  $(0.361)   $(0.359)
                                 --------   --------   -------   --------    -------    -------    --------   -------    -------
Net asset value - End of year    $ 14.760   $ 17.020   $13.550   $ 12.110    $13.970    $11.120    $ 14.530   $16.760    $13.330
                                 ========   ========   =======   ========    =======    =======    ========   =======    =======
Total return(3)                     23.30%     22.36%    22.34%    (15.78)%   (16.41)%   (16.35)%      1.73%     1.00%      0.86%

Ratios/Supplemental Data
Net assets, end of year (000's
  omitted)                       $332,662   $135,355   $88,867   $184,446    $88,907    $42,950    $177,660   $72,891    $24,396
Ratios (as a percentage of
  average daily net assets):
   Expenses(4)                       1.13%      1.88%     1.88%      1.13%      1.88%      1.88%       1.13%     1.88%      1.88%
   Net investment income             1.24%      0.48%     0.49%      0.97%      0.21%      0.21%       0.91%     0.21%      0.24%
Portfolio turnover of the Portfolio    57%        57%       57%       181%       181%       181%         78%       78%        78%

                                                                           LARGE-CAP VALUE FUND
                                            -------------------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                                              2000(1)                            1999(1)
                                            -------------------------------------------------------------------------------
                                                 CLASS A     CLASS B     CLASS C      CLASS A    CLASS B     CLASS C
---------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year             $ 14.390     $16.340     $13.370     $ 16.050     $17.990     $15.110
                                                --------     -------     -------     --------     -------     -------
Income (loss) from operations
Net investment income (loss)                    $  0.114     $ 0.004     $ 0.003     $  0.101     $(0.027)    $(0.029)
Net realized and unrealized gain (loss)            1.835       2.105       1.696        0.363       0.416       0.328
                                                --------     -------     -------     --------     -------     -------
Total income (loss) from operations             $  1.949     $ 2.109     $ 1.699     $  0.464     $ 0.389     $ 0.299
                                                --------     -------     -------     --------     -------     -------
Less distributions
From net investment income                      $ (0.090)    $    --     $    --     $ (0.085)    $    --     $    --
From net realized gain                            (1.479)     (1.479)     (1.479)      (2.039)     (2.039)     (2.039)
                                                --------     -------     -------     --------     -------     -------
Total distributions                             $ (1.569)    $(1.479)    $(1.479)    $ (2.124)    $(2.039)    $(2.039)
                                                --------     -------     -------     --------     -------     -------
Net asset value - End of year                   $ 14.770     $16.970     $13.590     $ 14.390     $16.340     $13.370
                                                ========     =======     =======     ========     =======     =======
Total return(3)                                    14.76%      13.86%      13.87%        3.40%       2.58%       2.47%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)         $147,800     $30,368     $ 6,246     $139,219     $32,489     $ 5,208
Ratios (as a percentage of average
 daily net assets):
Expenses(4)                                         1.15%       1.94%       1.95%        1.08%       1.85%       1.90%
Net investment income (loss)                        0.82%       0.03%       0.02%        0.62%      (0.15)%     (0.19)%
Portfolio turnover of the Portfolio                  163%        163%        163%         126%        126%        126%

                                                   (See footnotes on last page.)

                                                                                 SMALL-CAP GROWTH FUND
                                                  ---------------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------------------
                                                                    2003(1)                             2002(1)
                                                  ---------------------------------------------------------------------------------
                                                      CLASS A      CLASS B       CLASS C     CLASS A   CLASS B(14)    CLASS C(14)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year                   $ 9.370      $ 7.800      $ 7.590     $14.180     $10.000        $18.700
                                                      -------      -------      -------     -------     -------        -------
Income (loss) from operations
Net investment income (loss)                          $(0.187)     $(0.231)     $(0.218)    $(0.189)    $(0.134)       $(0.192)
Net realized and unrealized gain (loss)                 3.017        2.511        2.428      (4.621)     (2.066)        (4.328)
                                                      -------      -------      -------     -------     -------        -------
Total income (loss) from operations                   $ 2.830      $ 2.280      $ 2.210     $(4.810)    $(2.200)       $(4.520)
                                                      -------      -------      -------     -------     -------        -------
Less distributions
From net investment income                            $    --      $    --      $    --     $    --     $    --        $    --
From net realized gain                                     --           --           --          --          --             --
                                                      -------      -------      -------     -------     -------        -------
Total distributions                                   $    --      $    --      $    --     $    --     $    --        $    --
                                                      -------      -------      -------     -------     -------        -------
Net asset value - End of year                         $12.200      $10.080      $ 9.800     $ 9.370     $ 7.800        $14.180
                                                      =======      =======      =======     =======     =======        =======
Total return(3)                                         30.20%       29.23%       29.12%     (33.92)%    (22.00)%       (24.17)%

Ratios/Supplemental Data+:
Net assets, end of year (000's omitted)               $11,103      $ 2,439      $ 2,238     $ 9,426     $   459        $ 9,551
Ratios (as a percentage of average daily net assets):
  Net expenses(4)                                        2.00%        2.75%        2.75%       2.00%       2.75%(12)      1.70%
  Net expenses after custodian fee reduction(4)          2.00%        2.75%        2.75%       2.00%       2.75%(12)      1.70%
  Net investment income (loss)                          (1.78)%      (2.54)%      (2.53)%     (1.74)%     (2.56)%(12)    (1.36)%
Portfolio turnover of the Portfolio                       308%         308%         308%        225%        225%           117%
Portfolio turnover of the Fund(10)                         --           --           --          --          --             --

+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, a waiver and/or reimbursement of expenses by the administrator and/or an allocation of expenses to the investment adviser.  Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (as a percentage of average daily net assets):
  Expenses(4)                                            2.81%        3.54%        3.55%       2.86%       4.10%(12)      4.03%(12)
  Expenses after custodian fee reduction(4)              2.81%        3.54%        3.54%       2.86%       4.10%(12)      4.03%(12)
  Net investment loss                                   (2.59)%      (3.33)%      (3.33)%     (2.60)%     (3.91)%(12)    (3.81)%(12)
Net investment loss per share                         $(0.272)     $(0.303)     $(0.287)    $(0.282)    $(0.205)       $(0.194)

                                                               SMALL-CAP GROWTH FUND
                                                  -------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                        2001(1)        2000(1)          1999
                                                  -------------------------------------------------
                                                        CLASS A        CLASS A         CLASS A
---------------------------------------------------------------------------------------------------

Net asset value - Beginning of year                     $18.700        $22.630         $12.440
                                                        -------        -------         -------
Income (loss) from operations
Net investment income (loss)                            $(0.192)       $(0.303)        $ 0.034
Net realized and unrealized gain (loss)                  (4.328)         1.781(9)       13.149
                                                        -------        -------         -------
Total income (loss) from operations                     $(4.520)       $ 1.478         $13.183
                                                        -------        -------         -------
Less distributions
From net investment income                              $    --        $    --         $(0.028)
From net realized gain                                       --         (5.408)         (2.965)
                                                        -------        -------         -------
Total distributions                                     $    --        $(5.408)        $(2.993)
                                                        -------        -------         -------
Net asset value - End of year                           $14.180        $18.700         $22.630
                                                        =======        =======         =======
Total return(3)                                          (24.17)%         2.83%         109.14%

Ratios/Supplemental Data+:
Net assets, end of year (000's omitted)                 $ 9.551        $ 2,669         $   738
Ratios (as a percentage of average daily net assets):
  Net expenses(4)                                          1.70%          1.89%           0.23%
  Net expenses after custodian fee reduction(4)            1.70%          1.70%             --
  Net investment income (loss)                            (1.36)%        (1.34)%          0.22%
Portfolio turnover of the Portfolio                         117%            89%(11)         --
Portfolio turnover of the Fund(10)                           --             93%            149%

+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, a waiver and/or reimbursement of expenses by the administrator and/or an allocation of expenses to the investment adviser.  Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (as a percentage of average daily net assets):
  Expenses(4)                                              2.76%          7.24%           7.79%
  Expenses after custodian fee reduction(4)                2.76%          7.05%           7.56%
  Net investment loss                                     (2.43)%        (6.69)%         (7.34)%
Net investment loss per share                           $(0.342)       $(1.510)        $(1.094)

                                                   (See footnotes on last page.)

                                                                              SMALL-CAP VALUE FUND
                                           -----------------------------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                           -----------------------------------------------------------------------------------------
                                                              2003(1)                               2002(1)(15)
                                           -----------------------------------------------------------------------------------------
                                                CLASS A      CLASS B     CLASS C     CLASS A         CLASS B        CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year            $ 9.080       $ 9.340     $ 9.320     $10.000         $10.000        $10.000
                                               -------       -------     -------     -------         -------        -------
Income (loss) from operations
Net investment loss                            $(0.063)      $(0.149)    $(0.153)    $(0.023)        $(0.058)       $(0.060)
Net realized and unrealized gain (loss)          3.033         3.119       3.113      (0.897)(9)      (0.602)(9)     (0.620)(9)
                                               -------       -------     -------     -------         -------        -------
Total income (loss) from operations            $ 2.970       $ 2.970     $ 2.960     $(0.920)        $(0.660)       $(0.680)
                                               -------       -------     -------     -------         -------        -------
Net asset value - End of year                  $12.050       $12.310     $12.280     $ 9.080         $ 9.340        $ 9.320
                                               =======       =======     =======     =======         =======        =======
Total return(3)                                  32.71%        31.80%      31.76%      (9.20)%         (6.60)%        (6.80)%

Ratios/Supplemental Data+:
Net assets, end of year (000's omitted)        $ 4,047       $ 1,554     $ 1,873     $ 1,742         $   255        $    91
Ratios (as a percentage of average daily
  net assets):
   Net expenses(4)                                1.75%         2.50%       2.50%       1.75%(12)       2.50%(12)      2.50%(12)
   Net investment loss                           (0.60)%       (1.37)%     (1.38)%     (0.51)%(12)     (1.30)%(12)    (1.31)%(12)
Portfolio turnover of the Portfolio                 24%           24%         24%          2%              2%             2%

+  The operating expenses of the Fund and the Portfolio reflect an allocation of expenses to the investment adviser and administrator.  Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (as a percentage of average daily
  net assets):
   Expenses(4)                                    4.78%         5.53%       5.53%      37.05%(12)      37.80%(12)     37.80%(12)
   Net investment loss                           (3.63)%       (4.40)%     (4.41)%    (35.81)%(12)    (36.60)%(12)   (36.61)%(12)
Net investment loss per share                  $(0.381)      $(0.479)    $(0.489)    $(1.615)        $(1.633)       $(1.677)

                                                   (See footnotes on last page.)

                                                                      SPECIAL EQUITIES FUND
                             -------------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------------
                                            2003(1)                          2002(1)                         2001(1)
                             -------------------------------------------------------------------------------------------------------
                                CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C    CLASS A    CLASS B     CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning
  of year                      $ 3.490    $ 8.080    $ 5.610    $ 5.200    $12.120    $ 8.420    $ 6.850    $16.050     $11.160
                               -------    -------    -------    -------    -------    -------    -------    -------     -------
Income (loss) from operations
Net investment loss            $(0.056)   $(0.195)   $(0.137)   $(0.052)   $(0.191)   $(0.132)   $(0.058)   $(0.230)    $(0.158)
Net realized and unrealized
  gain (loss)                    1.136      2.615      1.827     (1.658)    (3.849)    (2.678)    (1.575)    (3.683)     (2.565)
                               -------    -------    -------    -------    -------    -------    -------    -------     -------
Total income (loss) from
  operations                   $ 1.080    $ 2.420    $ 1.690    $(1.710)   $(4.040)   $(2.810)   $(1.633)   $(3.913)    $(2.723)
                               -------    -------    -------    -------    -------    -------    -------    -------     -------
Less distributions
From net realized gain         $    --    $    --    $    --    $    --    $    --    $    --    $(0.017)   $(0.017)    $(0.017)
                               -------    -------    -------    -------    -------    -------    -------    -------     -------
Total distributions            $    --    $    --    $    --    $    --    $    --    $    --    $(0.017)   $(0.017)    $(0.017)
                               -------    -------    -------    -------    -------    -------    -------    -------     -------
Net asset value - End of year  $ 4.570    $10.500    $ 7.300    $ 3.490    $ 8.080    $ 5.610    $ 5.200    $12.120     $ 8.420
                               =======    =======    =======    =======    =======    =======    =======    =======     =======
Total return(3)                  30.95%     29.95%     30.12%    (32.88)%   (33.33)%   (33.37)%   (23.83)%   (24.38)%    (24.40)%

Ratios/Supplemental Data
Net assets, end of year
  (000's omitted)              $46,244    $ 5,297    $ 4,168    $41,575    $ 5,066    $ 3,824    $68,770    $ 8,046     $ 5,338
Ratios (as a percentage of
  average daily net assets):
   Expenses(4)                    1.64%      2.39%      2.39%      1.51%      2.26%      2.26%      1.29%      2.04%       2.04%
   Net investment loss           (1.42)%    (2.17)%    (2.18)%    (1.26)%    (2.01)%    (2.01)%    (1.07)%    (1.82)%     (1.83)%
Portfolio turnover of the
  Portfolio                        292%       292%       292%       188%       188%       188%        92%        92%         92%

                                                                        SPECIAL EQUITIES FUND
                                            --------------------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                            --------------------------------------------------------------------------
                                                            2000(1)                           1999(1)
                                            --------------------------------------------------------------------------
                                                 CLASS A    CLASS B    CLASS C    CLASS A     CLASS B     CLASS C
----------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year             $ 9.390    $19.670    $14.220    $  7.500    $14.820     $11.000
                                                -------    -------    -------    --------    -------     -------
Income (loss) from operations
Net investment loss                             $(0.059)   $(0.286)   $(0.202)   $ (0.060)   $(0.245)    $(0.183)
Net realized and unrealized gain (loss)          (0.500)    (1.353)    (0.877)      3.064      6.209       4.517
                                                -------    -------    -------    --------    -------     -------
Total income (loss) from operations             $(0.559)   $(1.639)   $(1.079)   $  3.004    $ 5.964     $ 4.334
                                                -------    -------    -------    --------    -------     -------
Less distributions
From net realized gain                          $(1.981)   $(1.981)   $(1.981)   $ (1.114)   $(1.114)    $(1.114)
                                                -------    -------    -------    --------    -------     -------
Total distributions                             $(1.981)   $(1.981)   $(1.981)   $ (1.114)   $(1.114)    $(1.114)
                                                -------    -------    -------    --------    -------     -------
Net asset value - End of year                   $ 6.850    $16.050    $11.160    $  9.390    $19.670     $14.220
                                                =======    =======    =======    ========    =======     =======
Total return(3)                                   (9.15)%    (9.90)%    (9.74)%     42.30%     41.36%      40.90%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)         $89,183    $10,753    $ 4,451    $100,009    $ 6,508     $ 1,219
Ratios (as a percentage of average daily
  net assets):
   Expenses(4)                                     1.18%      1.98%      2.01%       1.21%      2.01%       2.04%
   Net investment loss                            (0.66)%    (1.46)%    (1.49)%     (0.77)%    (1.57)%     (1.61)%
Portfolio turnover of the Portfolio                 136%       136%       136%        103%       103%        103%

                                                   (See footnotes on last page.)

                                                                              UTILITIES FUND
                                        --------------------------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                        --------------------------------------------------------------------------------------
                                                           2003(1)                                  2002(1)
                                        --------------------------------------------------------------------------------------
                                             CLASS A       CLASS B       CLASS C      CLASS A       CLASS B       CLASS C
------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year        $  6.580      $ 8.010       $ 8.670     $  7.740       $ 9.440       $10.200
                                           --------      -------       -------     --------       -------       -------
Income (loss) from operations
Net investment income                      $  0.196      $ 0.174       $ 0.183     $  0.207       $ 0.189       $ 0.204
Net realized and unrealized gain (loss)       1.474        1.796         1.952       (1.174)       (1.439)       (1.549)
                                           --------      -------       -------     --------       -------       -------
Total income (loss) from operations        $  1.670      $ 1.970       $ 2.135     $ (0.967)      $(1.250)      $(1.345)
                                           --------      -------       -------     --------       -------       -------
Less distributions
From net investment income                 $ (0.210)     $(0.200)      $(0.205)    $ (0.193)      $(0.180)      $(0.185)
From net realized gain                           --           --            --           --            --            --
                                           --------      -------       -------     --------       -------       -------
Total distributions                        $ (0.210)     $(0.200)      $(0.205)    $ (0.193)      $(0.180)      $(0.185)
                                           --------      -------       -------     --------       -------       -------
Net asset value - End of year              $  8.040      $ 9.780       $10.600     $  6.580       $ 8.010       $ 8.670
                                           ========      =======       =======     ========       =======       =======
Total return(3)                               25.92%       25.03%        25.03%      (12.50)%      (13.24)%      (13.24)%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)    $358,460      $71,199       $28,546     $295,493       $43,244       $11,363
Ratios (as a percentage of average daily
  net assets):
   Expenses(4)                                 1.15%        1.90%         1.90%        1.14%         1.89%         1.89%
   Interest expense(4)                           --(8)        --(8)         --(8)        --(8)         --(8)         --(8)
   Net investment income                       2.81%        2.03%         1.96%        2.99%         2.24%         2.25%
Portfolio turnover of the Portfolio             106%         106%          106%         146%          146%          146%

                                                       UTILITIES FUND
                                        ----------------------------------------
                                                   YEAR ENDED DECEMBER 31,
                                        ----------------------------------------
                                                          2001(1)
                                        ----------------------------------------
                                             CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------
Net asset value - Beginning of year        $ 10.060      $12.180      $13.130
                                           --------      -------      -------
Income (loss) from operations
Net investment income                      $  0.141      $ 0.092      $ 0.099
Net realized and unrealized gain (loss)      (1.997)      (2.423)      (2.620)
                                           --------      -------      -------
Total income (loss) from operations        $ (1.856)     $(2.331)     $(2.521)
                                           --------      -------      -------
Less distributions
From net investment income                 $ (0.155)     $(0.100)     $(0.100)
From net realized gain                       (0.309)      (0.309)      (0.309)
                                           --------      -------      -------
Total distributions                        $ (0.464)     $(0.409)     $(0.409)
                                           --------      -------      -------
Net asset value - End of year              $  7.740      $ 9.440      $10.200
                                           ========      =======      =======
Total return(3)                              (18.93)%     (19.51)%     (19.55)%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)    $360,738      $54,199      $ 9,652
Ratios (as a percentage of average daily
  net assets):
   Expenses(4)                                 1.10%        1.85%        1.85%
   Interest expense(4)                         0.01%        0.01%        0.01%
   Net investment income                       1.62%        0.87%        0.87%
Portfolio turnover of the Portfolio             169%         169%         169%

                                                   (See footnotes on last page.)

                                                                                       UTILITIES FUND
                                                    --------------------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------------------
                                                                     2000(1)                              1999(1)
                                                    --------------------------------------------------------------------------------
                                                          CLASS A    CLASS B     CLASS C     CLASS A      CLASS B       CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year                      $ 11.650    $13.680     $14.580     $ 10.150     $11.610     $12.270

Income (loss) from operations
Net investment income                                    $  0.134    $ 0.056     $ 0.058     $  0.150     $ 0.076     $ 0.078
Net realized and unrealized gain (loss)                     0.593      0.691       0.739        3.773       4.337       4.589
                                                         --------    -------     -------     --------     -------     -------
Total income (loss) from operations                      $  0.727    $ 0.747     $ 0.797     $  3.923     $ 4.413     $ 4.667
                                                         --------    -------     -------     --------     -------     -------

Less distributions
From net investment income                               $ (0.115)   $(0.045)    $(0.045)    $ (0.162)    $(0.082)    $(0.096)
From net realized gain                                     (2.202)    (2.202)     (2.202)      (2.261)     (2.261)     (2.261)
                                                         --------    -------     -------     --------     -------     -------
Total distributions                                      $ (2.317)   $(2.247)    $(2.247)    $ (2.423)    $(2.343)    $(2.357)
                                                         --------    -------     -------     --------     -------     -------
Net asset value - End of year                            $ 10.060    $12.180     $13.130     $ 11.650     $13.680     $14.580
                                                         ========    =======     =======     ========     =======     =======

Total return(3)                                              6.48%      5.61%       5.60%       40.75%      39.71%      39.67%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)                  $492,352    $71,098     $10,806     $509,845     $62,285     $ 6,349

Ratios (as a percentage of average daily net assets):
  Expenses(4)                                                1.08%      1.85%       1.85%        1.08%       1.82%       1.85%
  Interest expense(4)                                        0.01%      0.01%       0.01%          --(8)       --(8)       --(8)
  Net investment income                                      1.18%      0.42%       0.41%        1.33%       0.59%       0.57%
Portfolio turnover of the Portfolio                           149%       149%        149%          93%         93%         93%

(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) Balanced Fund, through its investment in the Investment Grade Income Portfolio, adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.008, $0.015 and $0.014, an increase in net realized and unrealized gain
     (loss) per share of $0.008, $0.015 and $0.014 and a decrease in the ratio of net investment income to average net assets from 1.61% to 1.47%, 0.87% to 0.72% and 0.86% to 0.72% for Class A, B and C, respectively. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's/Portfolios' allocated expenses (since May 1, 2000 for Small-Cap Growth Fund).
(5)  For the period from January 1, 2000 to March 6, 2000.
(6) For the period from the start of business, March 7, 2000, to December 31, 2000.
(7) For the period from the start of business, September 9, 2002, to December 31, 2002.
(8)  Represents less than 0.01%.
(9) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(10) Portfolio turnover represents the rate of portfolio activity for the period while Small-Cap Growth Fund was making investments directly in securities.
(11) For the period from the start of business, May 1, 2000, to December 31, 2000.
(12) Annualized.
(13) Represents less than 0.001 per share.
(14) For the period from the commencement of operations of Class B shares and Class C shares, May 7, 2002 and May 3, 2002, respectively, to December 31, 2002.
(15) For the period from the commencement of operations of Class A shares, Class B shares and Class C shares, June 28, 2002, July 9, 2002 and July 3, 2002, respectively, to December 31, 2002.

LOGO





MORE INFORMATION
--------------------------------------------------------------------------------

     About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Portfolio's investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com

     You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Shareholder Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------

                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122



The Fund's SEC File No. is 811-1545.                                     COMBEQP


480-5/04                                         (c) 2004 Eaton Vance Management

LOGO



                                   EATON VANCE
                                EMERGING MARKETS
                                      FUND

          A diversified fund investing in emerging market stocks

                                Prospectus Dated
                                   May 1, 2004


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


INFORMATION IN THIS PROSPECTUS

                                    Page                                    Page
--------------------------------------------------------------------------------
Fund Summary                          2    Sales Charges                      8
Investment Objective & Principal           Redeeming Shares                  10
 Policies and Risks                   5    Shareholder Account Features      11
Management and Organization           6    Tax Information                   13
Valuing Shares                        7    Financial Highlights              14
Purchasing Shares                     7
--------------------------------------------------------------------------------

 THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND AND THE SERVICES
            AVAILABLE TO SHAREHOLDERS. PLEASE SAVE IT FOR REFERENCE.

FUND SUMMARY

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to seek long-term capital appreciation. The Fund normally invests at least 80% of its net assets in equity securities of companies located in emerging market countries, which are those considered to be developing. Emerging market countries include countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. Securities acquired by the Fund are typically listed on stock exchanges in emerging market countries, but also may include securities traded in markets outside these countries, including securities trading in the form of depositary receipts.

The Fund invests in companies with a broad range of market capitalizations, including smaller companies. The Fund may make direct investments in companies. In managing the portfolio, the portfolio manager looks for stocks that will grow in value over time, regardless of short-term market fluctuations. Stocks will be sold when they have achieved their perceived value or when a country's stock market is expected to be depressed for an extended period. The portfolio manager may (but is not obligated to) use investments such as forward contracts and options to attempt to mitigate the adverse effects of foreign currency fluctuations.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

PRINCIPAL RISK FACTORS. Because securities markets in emerging market countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States, Fund share values will be more volatile. Emerging market countries are either comparatively underdeveloped or in the process of becoming developed. Investment in emerging market countries typically involves greater price volatility than investments in securities of issuers in developed countries.

Emerging market countries may have relatively unstable governments and economies based on only a few industries. The value of Fund shares will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). Although depositary receipts have similar risks, unsponsored receipts may also involve higher expenses, may not pass through voting and other shareholder rights, and may be less liquid than receipts sponsored by issuers of the underlying securities.

The value of Fund shares is also sensitive to stock market volatility. If there is a decline in the value of exchange-listed stocks in emerging market countries, the value of Fund shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Because the Fund invests predominantly in foreign securities, the value of Fund shares can also be adversely affected by changes in currency exchange rates and political and economic developments abroad. As noted above, these risks can be significant in emerging market countries. The securities of smaller companies are generally subject to greater price fluctuation and investment risk than securities of more established companies.

The Fund is not a complete investment program and you may lose money by investing in the Fund. Shareholders should invest for the long-term. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Fund's performance for each full calendar year through December 31, 2003. During these periods, the expenses of the Fund were subsidized. Absent the subsidy, Fund performance would have been lower. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for Class A and Class B shares and a comparison to the performance of a broad-based, unmanaged market index of common stocks traded in the world's emerging markets. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


 0.90%   28.39%   -3.48%   -32.91%   81.60%   -26.05%   -1.12%   5.18%   45.16%
--------------------------------------------------------------------------------
 1995     1996     1997     1998      1999     2000      2001    2002     2003

During the period from December 31, 1994 through December 31, 2003, the highest quarterly total return for Class B was 50.68% for the quarter ended December 31, 1999, and the lowest quarterly total return was -25.99% for the quarter ended September 30, 1998. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 through March 31, 2004) was 5.86%. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher. The Fund's returns during 2003 reflect the strong emerging markets performance during the period.

                                                        One     Five     Life of
Average Annual Total Return as of December 31, 2003     Year    Years     Fund
--------------------------------------------------------------------------------
Class A Return Before Taxes                            37.67%   14.48%    5.93%
Class B Return Before Taxes                            40.16%   14.96%    5.97%
Class B Return After Taxes on Distributions            40.16%   14.96%    5.85%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                26.11%   13.17%    5.17%
MSCI Emerging Markets Free Index (reflects no
 deduction for fees, expenses or taxes)                55.82%   10.40%    0.01%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. Class A and Class B shares commenced operations on December 8, 1994 and November 30, 1994, respectively. Life of Fund returns are calculated from November 30, 1994. The MSCI Emerging Markets Free Index is a broad-based, unmanaged market index of common stocks traded in the world's emerging markets. For the period from 11/30/94 -12/31/98, the MSCI Emerging Markets Free Index data were calculated using gross dividends, without consideration for taxes; from 12/31/98-12/31/03, the Index data were calculated using dividends net of taxes. The calculation of dividends net of taxes was first available on 12/31/98. The Index line in the table reflects that adjustment. Investors cannot invest directly in an index. (Source for MSCI Emerging Markets Free Index returns: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.


Shareholder Fees
(fees paid directly from your investment)                   Class A     Class B
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of
 offering price)                                             5.75%       None
Maximum Deferred Sales Charge (Load) (as a percentage
 of the lower of net asset value at time of purchase
 or time of redemption)                                      None        5.00%
Maximum Sales Charge (Load) Imposed on Reinvested
 Distributions                                               None        None
Redemption Fee (as a percentage of amount redeemed)          1.00%*      None
Exchange Fee                                                 None        None


Annual Fund Operating Expenses
(expenses that are deducted from Fund and Portfolio assets) Class A     Class B
--------------------------------------------------------------------------------
Management Fees                                              1.25%       1.25%

Distribution and Service (12b-1) Fees                        0.50%       1.00%
Other Expenses                                               1.14%       1.14%
                                                             -----       -----
Total Annual Fund Operating Expenses**                       2.89%       3.39%

* For shares redeemed or exchanged within three months of the settlement of the purchase.
** During the fiscal year ended December 31, 2003, Total Annual Fund Operating Expenses incurred by the Fund were 2.86% for Class A and 3.36% for Class B due to fee reductions and/or expense reimbursements by the investment adviser, manager or administrator. This fee reduction could be terminated at any time.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 Year     3 Years     5 Years    10 Years
--------------------------------------------------------------------------------
Class A shares                       $  850*    $ 1,418     $ 2,011     $ 3,604
Class B shares**                     $  842     $ 1,442     $ 1,965     $ 3,564

You would pay the following expenses if you did not redeem your shares:

                                     1 Year     3 Years     5 Years    10 Years
--------------------------------------------------------------------------------
Class A shares                       $  850     $ 1,418     $ 2,011     $ 3,604
Class B shares**                     $  342     $ 1,042     $ 1,765     $ 3,564

* Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within three months of the settlement of the purchase.
** Reflects the expenses of Class A after eight years because Class B shares generally convert to Class A shares after eight years.

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's investment objective is to seek long-term capital appreciation. The Fund currently seeks to meet its investment objective by investing in Emerging Markets Portfolio (the "Portfolio"), a separate registered investment company which has the same objective and policies as the Fund. The Fund's investment objective and most of the Fund's policies may be changed without shareholder approval. The Trustees of the Trust have no present intention to make any such change and intend to submit any proposed material change in investment objective to shareholders in advance for their approval.

A country will be considered to be located in an emerging market country if it is domiciled in or derives more than 50% of its revenues or profits from emerging market countries. Emerging market countries are countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the "World Bank") or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their own authorities as developing. The Portfolio ordinarily invests in at least three emerging market countries at all times. Under normal market conditions, the Portfolio will invest at least 80% of its net assets in equity securities of companies located in emerging market countries (the "80% policy"). This policy will not be changed unless Fund shareholders are given 60 days' advance notice of the change. For purposes of the 80% policy, net assets include any borrowings for investment purposes.

Investments in emerging market countries can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. Political and economic structures in emerging market countries generally lack the social, political and economic stability characteristics of the United States. Governmental actions can have a significant effect on the economic conditions in such countries, which could adversely affect the value and liquidity of the Portfolio's investments. The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. In addition, unanticipated political or social developments may affect the value of the Portfolio's investments in these countries and the availability to the Portfolio of additional investments. These factors may cause emerging market securities to be more volatile and potentially less liquid than securities in more developed countries.

Settlement of securities transactions in emerging market countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Portfolio was heavily invested, the Fund's ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Portfolio may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Portfolio may have to sell more liquid securities which it would not otherwise choose to sell.

The Portfolio may also borrow amounts up to one-third of its net assets, but it will not borrow more than 5% of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional portfolio securities while outstanding borrowings exceed 5% of the value of its total assets. The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received under certain circumstances. During unusual market conditions, the Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. The Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While temporarily invested, the Portfolio may not achieve its investment objective. While at times the Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. As a result, the Portfolio may be exposed to greater risk and will be more dependent on the investment adviser's ability to assess such risk than if the Portfolio invested solely in more developed countries.

More than 25% of the Portfolio's total assets may be denominated in any single currency. Exchange rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. At times, the portfolio manager may (but is not obligated to) use hedging techniques (such as forward contracts and options) to attempt to mitigate adverse effects of foreign currency fluctuations.

The Portfolio may invest in securities of smaller, less seasoned companies. Such securities are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group or lack substantial capital reserves and do not have established performance records. There is generally less publicly available information about such companies than larger, more established companies. The Portfolio may make direct investments in companies in private placement transactions. Because of the absence of any public trading market for some of these investments (such as those that are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

The Portfolio may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to
Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.

The Portfolio's annual portfolio turnover rate may exceed 100%. A fund with a high turnover rate (100% or more) may generate more capital gains and pays more brokerage commissions (which reduce return) than a fund with a lower rate. Capital gain distributions will reduce after tax returns for shareholders holding the Fund in taxable accounts.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. The Portfolio's investment adviser is Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), 3808 One Exchange Square, Central, Hong Kong. The investment adviser manages the investments of the Portfolio. Lloyd George receives a monthly advisory fee equal to 0.75% annually of the Portfolio's average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended December 31, 2003, absent a fee reduction, the Portfolio would have paid advisory fees equal to 0.75% of its average daily net assets.

Jacob Rees-Mogg has managed or co-managed the Portfolio since May, 2000. He is an Investment Manager for Lloyd George and has been employed by Lloyd George for more than ten years. Mr. Rees-Mogg also manages other Eaton Vance portfolios. Mr. Rees-Mogg (whose office is in London) is supported by, and is in regular communication with, a team of investment professionals at Lloyd George. In particular, Robert Lloyd George and Pamela Chan set macro-economic and general investment strategy, and provide investment research and ideas for all of Lloyd George's managed accounts and funds.

Lloyd George and its affiliates act as investment adviser to various individual and institutional clients and manage $3.4 billion in assets. Eaton Vance's corporate parent owns 20% of Lloyd George's corporate parent. Lloyd George, its affiliates and two of the Portfolio's Trustees are domiciled outside of the United States. Because of this, it would be difficult for the Portfolio to bring a claim or enforce a judgment against them.

Eaton Vance manages the business affairs of the Fund and administers the business affairs of the Portfolio. For these services, Eaton Vance receives a monthly fee from each of the Fund and Portfolio equal to 0.25% annually of average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended December 31, 2003, Eaton Vance earned management fees equivalent to 0.25% of the Fund's average daily net assets and, absent a fee reduction, would have earned administration fees equivalent to 0.25% of the Portfolio's average daily net assets. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $80 billion on behalf of mutual funds, institutional clients and individuals.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds.

ORGANIZATION. The Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). If the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.

VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. Exchange-listed securities are valued at closing sale prices; however, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable or if events occurring after the close of a securities market and before the Portfolio values its assets would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, net asset value can change on days when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

HOW TO PURCHASE SHARES. You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. The Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day's net asset value.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans and for persons affiliated with Eaton Vance and its service providers.

If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

The  Fund  is not  intended  for  market  timing  or  excessive  trading.  These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. The Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. The Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. In addition, purchases of Class A shares are subject to a 1% redemption fee if redeemed within three months of settlement of purchase.

CHOOSING A SHARE CLASS. The Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

     *    how long you expect to own your shares;
     *    how much you intend to invest;
     * the sales charge and total operating expenses associated with owning each class; and
     * whether you qualify for a reduction or waiver of any applicable sales charges (see "Reducing or Eliminating Sales Charges" under "Sales Charges" below).

Each investor's considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Fund.

     Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in "Reducing Class A Sales Charges" under "Sales Charges" below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Purchases of Class A shares are subject to a 1% redemption fee if redeemed within three months of settlement of purchase. Class A shares pay distribution fees equal to 0.50% annually of average daily net assets on shares outstanding for 12 months or less and distribution and service fees equal to 0.25% each annually of average daily net assets on shares outstanding for more than 12 months.
     Returns on Class A shares are generally higher than returns on Class B shares because Class A has lower annual expenses than that class.

     Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in "Contingent Deferred Sales Charge" under "Sales Charges" below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See "CDSC Waivers" under "Sales Charges" below. Class B shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares will automatically convert to Class A shares after eight years. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

SALES CHARGES

FRONT-END SALES CHARGE. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                     Sales Charge            Sales Charge          Dealer Commission
                                   as Percentage of     as a Percentage of Net     as Percentage of
Amount of Purchase                  Offering Price         Amount Invested          Offering Price
-----------------------------------------------------------------------------------------------------
Less than $50,000                      5.75%                   6.10%                    5.00%
$50,000 but less than $100,000         4.75%                   4.99%                    4.00%
$100,000 but less than $250,000        3.75%                   3.90%                    3.00%
$250,000 but less than $500,000        3.00%                   3.09%                    2.50%
$500,000 but less than $1,000,000      2.00%                   2.04%                    1.75%
$1,000,000 or more                     0.00*                   0.00*                  See Below

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.


The principal underwriter will pay an upfront commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts of $3 million or more but less than $5 million; plus 0.25% for any amounts of $5 million or more. Purchases totalling $1 million or more will be aggregated over a 12-month period for purposes of determining the amount of the commission to be paid.

For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay investment dealers a fee monthly in arrears based upon the commission rates stated above. Those rates will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 12 months after the investment is made.

The principal underwriter may pay additional compensation from its own resources to investment dealers in connection with sales promotions sponsored by the principal underwriter or sales programs sponsored by investment dealers.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

CONTINGENT DEFERRED SALES CHARGE. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1% CDSC if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund but will be subject to a 1.00% redemption fee if the shares are redeemed or exchanged within the first three months after the settlement of the purchase. Class B shares are subject to the following CDSC schedule:

 Year of Redemption After Purchase       CDSC
-------------------------------------------------
 First or Second                          5%
 Third                                    4%
 Fourth                                   3%
 Fifth                                    2%
 Sixth                                    1%
 Seventh or following                     0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.


The sales commission payable to investment dealers in connection with sales of Class B shares is described under "Distribution and Service Fees" below.

CONVERSION FEATURE.  After eight years, Class B shares automatically  convert to
Class  A  shares.   Class  B  shares  acquired   through  the   reinvestment  of
distributions convert in proportion to shares not so acquired.

REDUCING OR ELIMINATING SALES CHARGES. Your purchase may be eligible for a reduced sales charge, or the sales charge may be eliminated, under the circumstances described below. Sales charges may also be reduced or eliminated pursuant to the exchange privilege and the reinvestment privilege, when reinvesting distributions, and in connection with redemptions under a withdrawal plan. For more information, see "Shareholder Account Features" below.

REDUCING CLASS A SALES CHARGES. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

     Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held in trust or fiduciary accounts for the benefit of any of you. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation.

     Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.

PURCHASING CLASS A SHARES AT NET ASSET VALUE. Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See "Shareholder Account Features" for details.

CDSC WAIVERS. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B shares, in connection with certain redemptions from tax-deferred retirement plans. Call 1-800-262-1122 for details. The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

More information about sales charges is available on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

DISTRIBUTION AND SERVICE FEES. Each Class of shares has in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class A shares pay a distribution fee to the principal underwriter of 0.50% of average daily net assets on shares outstanding for less than twelve months and a distribution fee of 0.25% of average daily net assets on shares outstanding for more than twelve months. Class B shares pay distribution fees of 0.75% of average daily net assets to the principal underwriter annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B shares (except exchange transactions and reinvestments) in an amount equal to 4% of the purchase price of the shares.

Both classes also pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. Class A shares pay service fees on shares outstanding for more than twelve months. After the sale of Class B shares, the principal underwriter receives service fees for one year. After one year from the sale of shares the principal underwriter generally pays service fees to investment dealers based on the value of shares sold by such dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the National Association of Securities Dealers, Inc.

REDEEMING SHARES

You can redeem shares in any of the following ways:

By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone        You can redeem up to $100,000 by calling the transfer  agent at  1-800-262-1122  on Monday through  Friday,  9:00 a.m. to
                    4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed  only to the account  address.  Shares held by corporations,  trusts or certain  other  entities and shares
                    that  are  subject  to  fiduciary   arrangements  cannot  be
                    redeemed by telephone.

Through an          Your investment  dealer is responsible for  transmitting the
Investment Dealer   order  promptly.  An investment  dealer may charge a fee for this service.


Class A shares are subject to a 1% redemption fee if redeemed or exchanged within three months of the settlement of the purchase. All redemption fees will be paid to the Fund. Redemptions of shares held by 401(k) plans, in proprietary fee-based programs sponsored by broker-dealers, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

   *Full Reinvest Option      Dividends  and  capital  gains  are reinvested  in
                              additional shares. This option will be assigned if you do not specify an option.

   *Partial Reinvest Option   Dividends  are paid in cash and  capital gains are
                              reinvested in additional shares.

   *Cash Option               Dividends and capital gains are paid in cash.

   *Exchange Option           Dividends  and/or capital gains are  reinvested in
                              additional  shares of any class  of another  Eaton
                              Vance fund chosen by you, subject to the terms of that fund's prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

INFORMATION FROM THE FUND. From time to time, you may be mailed the following:

     *Annual and Semiannual Reports, containing performance information and financial statements.

     *Periodic account statements, showing recent activity and total share balance.

     *Form 1099 and tax information needed to prepare your income tax returns.

     *Proxy materials, in the event a shareholder vote is required.

     *Special notices about significant events affecting your Fund.


WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

TAX-DEFERRED RETIREMENT PLANS. Class A shares are available for purchase in connection with certain tax-deferred retirement plans. Call 1-800-262-1122 for information. Distributions will be invested in additional shares for all tax-deferred retirement plans.

EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund, or, in the case of Class B shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value (subject to any applicable redemption fee). If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. As described under "Purchasing Shares", the exchange privilege may be terminated for market timing accounts or for other reasons.

REINVESTMENT PRIVILEGE. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

TELEPHONE AND ELECTRONIC TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

PROCEDURES FOR OPENING NEW ACCOUNTS. To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

TAX INFORMATION

The Fund pays dividends at least once annually and intends to pay capital gains (if any) annually. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. The Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares. The Fund's distributions will generally not qualify for the dividends-received deduction for corporations.

Investors who purchase shares at a time when the Fund's net asset value reflects gains that are either unrealized or realized but undistributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Portfolio's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund's return on such securities. Under certain circumstances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes paid by the Portfolio. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Shareholders should consult with their advisers concerning the applicability of state, local, foreign and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.


                                                                    YEAR ENDED DECEMBER 31,
                                    ------------------------------------------------------------------------------------------------
                                       2003                2002                2001                2000                1999
                                    ------------------------------------------------------------------------------------------------
                                 CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year               $11.510   $11.160   $10.850   $10.610   $10.930   $10.730   $14.680   $14.510   $ 8.060   $  7.990
                                 -------   --------  --------  --------  --------  --------  --------  --------  --------  ---------
Income (loss) from operations
Net investment income (loss)     $ 0.002   $(0.042)  $(0.079)  $(0.143)  $(0.048)  $(0.129)  $(0.268)  $(0.347)  $(0.112)  $ (0.159)
Net realized and unrealized
 gain (loss)                       5.282     5.082     0.723     0.693    (0.032)    0.009    (3.482)   (3.433)    6.732      6.679
                                 -------   --------  --------  --------  --------  --------  --------  --------  --------  ---------
Total income (loss) from
 operations                      $ 5.284   $ 5.040   $ 0.644   $ 0.550   $(0.080)  $(0.120)  $(3.750)  $(3.780)  $ 6.620   $  6.520
                                 -------   --------  --------  --------  --------  --------  --------  --------  --------  ---------
Redemption fees                  $ 0.016   $    --   $ 0.016   $    --   $    --   $    --   $    --   $    --   $    --   $     --
                                 -------   --------  --------  --------  --------  --------  --------  --------  --------  ---------
Net asset value - End of year    $16.810   $16.200   $11.510   $11.160   $10.850   $10.610   $10.930   $10.730   $14.680   $ 14.510
                                 -------   --------  --------  --------  --------  --------  --------  --------  --------  ---------
Total Return(1)                    46.05%    45.16%     6.08%     5.18%    (0.73)%   (1.12)%  (25.54)%  (26.05)%   82.13%     81.60%

Ratios/Supplemental Data+
Net assets, end of year
 (000's omitted)                 $24,744   $11,469   $10,343   $ 6,909   $ 4,136   $ 4,605   $ 3,511   $ 5,590   $ 4,482   $  6,866

Ratios (As a percentage of
 average daily net assets):
  Net expenses(2)                   2.86%     3.36%     2.95%     3.45%     3.23%     3.73%     3.26%     3.75%     3.02%     3.47%
  Net expenses after custodian
   fee reduction(2)                 2.86%     3.36%     2.95%     3.45%     2.95%     3.45%     2.92%     3.41%     2.95%     3.40%
  Net investment income (loss)      0.07%    (0.41)%   (0.99)%   (1.48)%   (0.46)%   (0.97)%   (2.12)%   (2.60)%   (1.02)%   (1.59)%
Portfolio Turnover of the
 Portfolio                            58%       58%       76%       76%      125%      125%       65%       65%      95%        95%

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment Adviser and/or Manager, or both.
     Had such  actions  not been  taken,  the ratios and net  investment  income
     (loss) per share would have been as follows:

Ratios (as a percentage of
 average daily net assets):
  Expenses(2)                       2.89%     3.39%     3.44%     3.97%     3.59%     4.09%     3.35%     3.84%    4.70%      5.15%
  Expenses after custodian
   fee reduction(2)                 2.89%     3.39%     3.44%     3.97%     3.31%     3.81%     3.01%     3.50%     4.63%     5.08%
  Net investment income (loss)      0.04%    (0.44)%   (1.48)%   (2.00)%   (0.82)%   (1.33)%   (2.21)%   (2.69)%   (2.70)%   (3.27)%
Net investment income (loss)
 per share                       $ 0.001   $(0.045)   $(0.118)  $(0.193) $(0.086)  $(0.177)  $(0.279)  $(0.359)  $(0.296)  $(0.327)

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(2)  Includes the Fund's share of the Portfolio's allocated expenses.

Certain prior year amounts have been reclassed to conform to the current year presentation.

LOGO



MORE INFORMATION
--------------------------------------------------------------------------------

     ABOUT THE FUND: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.


     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------
                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122


The Fund's SEC File No. is 811-1545                                          EMP




485-5/04                                      (C) 2004 Eaton Vance Management

LOGO



                                   EATON VANCE
                               GREATER INDIA FUND

            A diversified fund investing in companies in India

                                Prospectus Dated
                                   May 1, 2004


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


INFORMATION IN THIS PROSPECTUS
                                     Page                                  Page
--------------------------------------------------------------------------------
Fund Summary                           2     Sales Charges                   9
Investment Objective & Principal             Redeeming Shares               11
 Policies and Risks                    5     Shareholder Account Features   11
Management and Organization            6     Tax Information                13
Valuing Shares                         7     Financial Highlights           14
Purchasing Shares                      7
--------------------------------------------------------------------------------

 THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND AND THE SERVICES
            AVAILABLE TO SHAREHOLDERS. PLEASE SAVE IT FOR REFERENCE.

FUND SUMMARY

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to seek long-term capital appreciation. The Fund normally invests at least 80% of its net assets in equity securities of companies in India and surrounding countries of the Indian subcontinent. Greater India investments are typically listed on stock exchanges in countries of the Indian subcontinent, but also include securities traded in markets outside these countries, including securities trading in the form of depositary receipts.

Under normal market conditions, at least 50% of total assets will be invested in equity securities of Indian companies, and no more than 5% of total assets will be invested in companies located in countries other than India, Pakistan or Sri Lanka. The Fund invests in companies with a broad range of market capitalizations, including smaller companies. The Fund may make direct investments in companies. The portfolio manager may (but is not obligated to) use investments such as forward contracts and options to attempt to mitigate the adverse effects of foreign currency fluctuations.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

PRINCIPAL RISK FACTORS. Because securities markets in the Indian subcontinent are substantially smaller, less liquid and more volatile than the major securities markets in the United States, Fund share values will be more volatile. The value of Fund shares will be affected by political, economic, fiscal, regulatory or other developments in the Indian subcontinent and particularly India. The extent of economic development, political stability and market depth of different countries in the region varies widely.

Certain  countries  in  the  Greater  India  region  are  either   comparatively
underdeveloped or in the process of becoming developed. Greater India investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, countries in the Indian subcontinent may have relatively unstable governments and economies based on only a few industries. The Fund will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). Although depositary receipts have risks similar to the foregoing, unsponsored receipts may also involve higher expenses, may not pass through voting and other shareholder rights, and may be less liquid than receipts sponsored by issuers of the underlying securities.

The value of Fund shares is also sensitive to stock market volatility. If there is a decline in the value of exchange-listed stocks in the Indian subcontinent, the value of Fund shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Because the Fund invests predominantly in foreign securities, the value of Fund shares can also be adversely affected by changes in currency exchange rates and political and economic developments abroad. As noted above, these risks can be significant in countries in the Indian subcontinent. The securities of smaller companies are generally subject to greater price fluctuation and investment risk than securities of more established companies.

The Fund is not a complete investment program and you may lose money by investing in the Fund. Shareholders should invest for the long-term. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Fund's performance for each full calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for Class A and Class B shares and a comparison to the performance of an unmanaged index of common stocks traded in the India market. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


-33.44%   -9.77%   5.41%   -9.15%   105.83%   -38.71%   -27.17%  -0.96%  113.98%
--------------------------------------------------------------------------------
  1995     1996    1997     1998     1999       2000      2001    2002    2003


During the period from December 31, 1994 through December 31, 2003, the highest quarterly total return for Class B was 41.83% for the quarter ended December 31, 2003, and the lowest quarterly total return was -20.98% for the quarter ended September 30, 2001. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 through March 31, 2004) was -0.18%. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher. The Fund's returns during 2003 reflect the strong Indian stock market performance during the period.


                                                        One      Five    Life of
Average Annual Total Return as of December 31, 2003     Year     Years    Fund
--------------------------------------------------------------------------------
Class A Return Before Taxes                            101.56%   13.63%   0.93%
Class B Return Before Taxes                            108.98%   14.02%   1.01%
Class B Return After Taxes on Distributions            108.98%   14.02%   1.01%
Class B Return After Taxes on Distributions
 and the Sale of Class B Shares                         70.84%   12.32%   0.86%
Bombay Stock Exchange Index
 (reflects no deduction for fees, expenses or taxes)    94.54%   16.17%   1.53%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Fund commenced operations on May 2, 1994. Life of Fund returns are calculated from May 31, 1994. The Bombay Stock Exchange Index is an unmanaged index of 100 common stocks traded in the India market. Investors cannot invest directly in an index. (Source for the Bombay Stock Exchange Index returns: Datastream International.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.


Shareholder Fees
(fees paid directly from your investment)                     Class A    Class B
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of offering
 price)                                                        5.75%      None
Maximum Deferred Sales Charge (Load) (as a percentage of
 the lower of net asset value at time of purchase or time
 of redemption)                                                None       5.00%
Maximum Sales Charge (Load) Imposed on Reinvested
 Distributions                                                 None       None
Redemption Fee (as a percentage of amount redeemed)            1.00%      None
Exchange Fee                                                   None       None


Annual Fund Operating Expenses
(expenses that are deducted from Fund and Portfolio assets)   Class A    Class B
--------------------------------------------------------------------------------
Management Fees                                                1.25%      1.25%

Distribution and Service (12b-1) Fees                          0.50%      1.00%
Other Expenses                                                 1.60%      1.60%
                                                              -------    -------
Total Annual Fund Operating Expenses                           3.35%      3.85%

* For shares redeemed or exchanged within three months of the settlement of the purchase.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
  Class A shares                       $  893*   $ 1,546    $ 2,220      $ 4,005
  Class B shares**                     $  887    $ 1,575    $ 2,181      $ 3,972

You would pay the following expenses if you did not redeem your shares:

                                        1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
  Class A shares                        $  893    $ 1,546    $ 2,220     $ 4,005
  Class B shares**                      $  387    $ 1,175    $ 1,981     $ 3,972

* Due to the redemption fee, the cost of investing in shares for one year would be $100 higher for shares redeemed or exchanged within three months of the settlement of the purchase.
** Reflects the expenses of Class A after eight years because Class B shares generally convert to Class A shares after eight years.

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's investment objective is to seek long-term capital appreciation. The Fund currently seeks to meet its investment objective by investing its assets in South Asia Portfolio (the "Portfolio"), a separate registered investment company which has the same investment objective and policies as the Fund. The Fund's investment objective and most of the Fund's policies may be changed without shareholder approval. The Trustees of the Trust have no present intention to make any such change and intend to submit any proposed material change in investment objective to shareholders in advance for their approval.

The Portfolio seeks to achieve its objective by investing in a carefully selected and continuously managed portfolio consisting primarily of equity securities of companies in India and surrounding countries of the Indian subcontinent ("Greater India investments"). A company will be considered to be in India or another country if it is domiciled in or derives more than 50% of its revenue or profits from that country. The Portfolio will, under normal market conditions, invest at least 80% of its net assets in Greater India Investments (the "80% policy") and at least 50% of its total assets in equity securities of Indian companies. The 80% policy will not be changed unless Fund shareholders are given 60 days' advance notice of the change. For purposes of the 80% policy, net assets include any borrowings for investment purposes.

Investments in India and the Indian subcontinent can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. Political and economic structures in India and other countries of the Indian subcontinent generally lack the social, political and economic stability of more developed nations. Governmental actions can have a significant effect on the economic conditions in such countries, which could adversely affect the value and liquidity of the Portfolio's investments. Although the governments of India, Pakistan and Sri Lanka have recently begun to institute economic reform policies, there can be no assurance that they will continue to pursue such policies or, if they do, that such policies will succeed. The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. In addition, unanticipated political or social developments may affect the value of the Portfolio's investments in these countries and the availability to the Portfolio of additional investments. Monsoons and other natural disasters also can affect the value of Portfolio investments.

In recent years, exchange-listed companies in the technology sector and related sectors (such as software) have grown so as to represent a significant portion of the total capitalization of the Indian market. The value of these companies will generally fluctuate in response to technological and regulatory developments. The Portfolio's investments currently include companies in these sectors and are likely to continue to do so.

The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in these countries are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. In some cases, physical delivery of securities in small lots has been required in India and a shortage of vault capacity and trained personnel has existed among qualified custodial Indian banks. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends. If trading volume is limited by operational difficulties, the ability of the Portfolio to invest its assets may be impaired.

Settlement of securities transactions in the Indian subcontinent are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Portfolio was heavily invested, the Fund's ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Portfolio may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Portfolio may have to sell more liquid securities which it would not otherwise choose to sell.

The Portfolio may also borrow amounts up to one-third of its net assets, but it will not borrow more than 5% of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional portfolio securities while outstanding borrowings exceed 5% of the value of its total assets. The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received under certain circumstances. During unusual market conditions, the Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. The Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While temporarily invested, the Portfolio may not achieve its investment objective. While at times the Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. As a result, the Portfolio may be exposed to greater risk and will be more dependent on the investment adviser's ability to assess such risk than if the Portfolio invested solely in more developed countries.

More than 25% of the Portfolio's total assets may be denominated in any single currency. Because Greater India Investments will usually involve currencies of foreign countries, the value of assets of the Portfolio as measured by U.S. dollars may be adversely affected by changes in currency exchange rates. Such rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. At times, the portfolio manager may (but is not obligated to) use hedging techniques (such as forward contracts and options) to attempt to mitigate the adverse effects of foreign currency fluctuations.

The Portfolio may invest in securities of smaller, less seasoned companies. Such securities are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group or lack substantial capital reserves and do not have established performance records. There is generally less publicly available information about such companies than larger, more established companies. The Portfolio may make direct investments in companies in private placement transactions. Because of the absence of any public trading market for some of these investments (such as those that are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

The Portfolio may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to
Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.

The Portfolio's annual portfolio turnover rate may exceed 100%. A fund with a high turnover rate (100% or more) may generate more capital gains and pays more brokerage commissions (which reduce return) than a fund with a lower rate. Capital gain distributions will reduce after tax returns for shareholders holding the Fund in taxable accounts.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. The Portfolio's investment adviser is Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), 3808 One Exchange Square, Central, Hong Kong. The investment adviser manages the investments of the Portfolio. Lloyd George receives a monthly advisory fee equal to 0.75% annually of the Portfolio's average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended December 31, 2003, the Portfolio paid advisory fees equivalent to 0.75% of its average daily net assets.

Zaheer Sitabkhan has managed or co-managed the Portfolio since August, 1999. Mr. Sitabkhan has been employed by Lloyd George for more than eight years and serves as a Director.

Lloyd George and its affiliates act as investment adviser to various individual and institutional clients and manage $3.4 billion in assets. Eaton Vance's corporate parent owns 20% of Lloyd George's corporate parent. Lloyd George, its affiliates and two of the Portfolio's Trustees are domiciled outside of the United States. Because of this, it would be difficult for the Portfolio to bring a claim or enforce a judgment against them.







Eaton Vance manages the business affairs of the Fund and administers the business affairs of the Portfolio. For these services, Eaton Vance receives a monthly fee from each of the Fund and Portfolio equal to 0.25% annually of average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended December 31, 2003, Eaton Vance earned management fees of 0.25% of the Fund's average daily net assets and administration fees of 0.25% of the Portfolio's average daily net assets. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $80 billion on behalf of mutual funds, institutional clients and individuals.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds.

ORGANIZATION. The Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). If the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.

VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. Exchange-listed securities are valued at closing sale prices; however, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable or if events occurring after the close of a securities market and before the Portfolio values its assets would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, net asset value can change on days when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

HOW TO PURCHASE SHARES. You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. The Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day's net asset value.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans and for persons affiliated with Eaton Vance and its service providers.

If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

The  Fund  is not  intended  for  market  timing  or  excessive  trading.  These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. The Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. The Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. In addition, purchases of Class A shares are subject to a 1% redemption fee if redeemed within three months of settlement of purchase.

CHOOSING A SHARE CLASS. The Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

     *    how long you expect to own your shares;
     *    how much you intend to invest;
     * the sales charge and total operating expenses associated with owning each class; and
     * whether you qualify for a reduction or waiver of any applicable sales charges (see "Reducing or Eliminating Sales Charges" under "Sales Charges" below).

Each investor's considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Fund.

     Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in "Reducing Class A Sales Charges" under "Sales Charges" below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Purchases of Class A shares are subject to a 1% redemption fee if redeemed within three months of settlement of purchase. Class A shares pay distribution fees equal to 0.50% annually of average daily net assets on shares outstanding for 12 months or less and distribution and service fees equal to 0.25% each annually of average daily net assets on shares outstanding for more than 12 months.
     Returns on Class A shares are generally higher than returns on Class B shares because Class A has lower annual expenses than that class.

     Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in "Contingent Deferred Sales Charge" under "Sales Charges" below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See "CDSC Waivers" under "Sales Charges" below. Class B shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares will automatically convert to Class A shares after eight years Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

SALES CHARGES

FRONT-END SALES CHARGE. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                      Sales Charge        Sales Charge        Dealer Commission
                                    as Percentage of   as Percentage of Net   as a Percentage of
Amount of Purchase                   Offering Price      Amount Invested        Offering Price
-------------------------------------------------------------------------------------------------
Less than $50,000                        5.75%                6.10%                 5.00%
$50,000 but less than $100,000           4.75%                4.99%                 4.00%
$100,000 but less than $250,000          3.75%                3.90%                 3.00%
$250,000 but less than $500,000          3.00%                3.09%                 2.50%
$500,000 but less than $1,000,000        2.00%                2.04%                 1.75%
$1,000,000 or more                       0.00*                0.00*               See Below

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.

The principal underwriter will pay an upfront commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts of $3 million or more but less than $5 million; plus 0.25% for any amounts of $5 million or more. Purchases totalling $1 million or more will be aggregated over a 12-month period for purposes of determining the amount of the commission to be paid.

For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay investment dealers a fee monthly in arrears based upon the commission rates stated above. Those rates will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 12 months after the investment is made.

The principal underwriter may pay additional compensation from its own resources to investment dealers in connection with sales promotions sponsored by the principal underwriter or sales programs sponsored by investment dealers.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

CONTINGENT DEFERRED SALES CHARGE. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1% CDSC if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund but will be subject to a 1.00% redemption fee if they are redeemed or exchanged within the first three months after the settlement of the purchase. Class B shares are subject to the following CDSC schedule:

 Year of Redemption After Purchase       CDSC
-------------------------------------------------
 First or Second                          5%
 Third                                    4%
 Fourth                                   3%
 Fifth                                    2%
 Sixth                                    1%
 Seventh or following                     0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

The sales commission payable to investment dealers in connection with sales of Class B shares is described under "Distribution and Service Fees" below.

CONVERSION FEATURE.  After eight years, Class B shares automatically  convert to
Class  A  shares.   Class  B  shares  acquired   through  the   reinvestment  of
distributions convert in proportion to shares not so acquired.

REDUCING OR ELIMINATING SALES CHARGES. Your purchase may be eligible for a reduced sales charge, or the sales charge may be eliminated, under the circumstances described below. Sales charges may also be reduced or eliminated pursuant to the exchange privilege and the reinvestment privilege, when reinvesting distributions, and in connection with redemptions under a withdrawal plan. For more information, see "Shareholder Account Features" below.

REDUCING CLASS A SALES CHARGES. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

     Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held in trust or fiduciary accounts for the benefit of any of you. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation.

     Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.

PURCHASING CLASS A SHARES AT NET ASSET VALUE. Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See "Shareholder Account Features" for details.

CDSC WAIVERS. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B shares, in connection with certain redemptions from tax-deferred retirement plans. Call 1-800-262-1122 for details. The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

MORE INFORMATION ABOUT SALES CHARGES IS AVAILABLE ON THE EATON VANCE WEBSITE AT WWW.EATONVANCE.COM AND IN THE STATEMENT OF ADDITIONAL INFORMATION. PLEASE CONSULT THE EATON VANCE WEBSITE FOR ANY UPDATES TO SALES CHARGE INFORMATION BEFORE MAKING A PURCHASE OF FUND SHARES.

DISTRIBUTION AND SERVICE FEES. Each Class of shares has in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class A shares pay a distribution fee to the principal underwriter of 0.50% of average daily net assets on shares outstanding for less than twelve months and a distribution fee of 0.25% of average daily net assets on shares outstanding for more than twelve months. Class B shares pay distribution fees of 0.75% of average daily net assets to the principal underwriter annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B shares (except exchange transactions and reinvestments) in an amount equal to 4% of the purchase price of the shares.

Both classes also pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. Class A shares pay service fees on shares outstanding for more than twelve months. After the sale of Class B shares, the principal underwriter receives service fees for one year. After one year from the sale of shares the principal underwriter generally pays service fees to investment dealers based on the value of shares sold by such dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the National Association of Securities Dealers, Inc.

REDEEMING SHARES

You can redeem shares in any of the following ways:

By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By  Telephone       You can redeem up to  $100,000 by calling the transfer agent at  1-800-262-1122  on Monday through Friday, 9:00  a.m.  to
                    4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed  only to the account address.  Shares  held by corporations,  trusts or  certain  other entities and shares
                    that  are  subject  to  fiduciary   arrangements  cannot  be
                    redeemed by telephone.

Through an          Your investment  dealer is  responsible for transmitting the
Investment Dealer   order  promptly. An investment dealer  may charge a  fee for this service.


Class A shares are subject to a 1% redemption fee if redeemed or exchanged within three months of the settlement of the purchase. All redemption fees will be paid to the Fund. Redemptions of shares held by 401(k) plans, in proprietary fee-based programs sponsored by broker-dealers, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

     *Full Reinvest Option      Dividends and  capital gains are  reinvested  in
                                additional shares. This option will be assigned if you do not specify an option.

     *Partial Reinvest Option   Dividends are paid in cash and capital gains are
                                reinvested in additional shares.

     *Cash Option               Dividends and capital gains are paid in cash.

     *Exchange Option           Dividends and/or capital gains are reinvested in
                                additional shares of any class of another  Eaton
                                Vance fund chosen by you, subject to the terms of that fund's prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

INFORMATION FROM THE FUND. From time to time, you may be mailed the following:

     *Annual and Semiannual Reports, containing performance information and financial statements.

     *Periodic account statements, showing recent activity and total share balance.

     *Form 1099 and tax information needed to prepare your income tax returns.

     *Proxy materials, in the event a shareholder vote is required.

     *Special notices about significant events affecting your Fund.

WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

TAX-DEFERRED RETIREMENT PLANS. Class A shares are available for purchase in connection with certain tax-deferred retirement plans. Call 1-800-262-1122 for information. Distributions will be invested in additional shares for all tax-deferred retirement plans.

EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund, or, in the case of Class B shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value (subject to any applicable redemption fee). If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. As described under "Purchasing Shares", the exchange privilege may be terminated for market timing accounts or for other reasons.

REINVESTMENT PRIVILEGE. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

TELEPHONE AND ELECTRONIC TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

PROCEDURES FOR OPENING NEW ACCOUNTS. To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

TAX INFORMATION

The Fund pays dividends (if any) at least once annually and intends to pay capital gains (if any) annually. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. The Fund expects that its distributions will consist primarily of capital gains. The Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares. The Fund's distributions will generally not qualify for the dividends-received deduction for corporations.

Investors who purchase shares at a time when the Fund's net asset value reflects gains that are either unrealized or realized but undistributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Portfolio's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund's return on such securities. Under certain circumstances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes paid by the Portfolio. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

As described in the Statement of Additional Information, the Portfolio is subject to certain Indian income taxes in connection with distributions from, and transactions in, Indian securities. The Indian tax authority has been conducting reviews of tax returns filed by investors in India, including those filed by the Portfolio and other mutual funds. In March 2004, the Indian tax authority assessed the Portfolio additional taxes for the 2000-2001 tax year and recalculated the refund owed to the Portfolio for the 2001-2002 tax year, a net assessment of approximately US$770,000. While the outcome of an appeal cannot be predicted, the Portfolio has appealed the assessment and has been advised by Indian legal counsel that it has a strong case for appeal with ultimate success. The appeal process may be lengthy and will involve expense to the Portfolio.

Shareholders should consult with their advisers concerning the applicability of state, local, foreign and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.


                                                                  YEAR ENDED DECEMBER 31,
                        ------------------------------------------------------------------------------------------------------------
                               2003(1)               2002(1)               2001(1)               2000(1)               1999(1)
                        ------------------------------------------------------------------------------------------------------------
                          CLASS A   CLASS B     CLASS A   CLASS B     CLASS A   CLASS B     CLASS A   CLASS B     CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year        $ 5.430   $ 5.150     $ 5.460   $ 5.200     $ 7.390   $ 7.140     $11.990   $11.650    $ 5.780   $ 5.660
                          --------  --------    --------  --------    --------  --------    --------  --------   --------  --------
Income (loss) from
 operations
Net investment loss       $(0.146)  $(0.145)    $(0.150)  $(0.171)    $(0.149)  $(0.172)    $(0.212)  $(0.255)   $(0.165)  $(0.193)
Net realized and
 unrealized gain (loss)     6.326     6.015       0.120     0.121      (1.781)   (1.768)     (4.388)   (4.255)     6.375     6.183
                          --------  --------    --------  --------    --------  --------    --------  --------   --------  --------
Total income (loss)
 from operations          $ 6.180   $ 5.870     $(0.030)  $(0.050)    $(1.930)  $(1.940)    $(4.600)  $(4.510)   $ 6.210   $ 5.990
                          --------  --------    --------  --------    --------  --------    --------  --------   --------  --------
Net asset value -
 End of year              $11.610   $11.020     $ 5.430   $ 5.150     $ 5.460   $ 5.200     $ 7.390   $ 7.140    $11.990   $11.651
                          --------  --------    --------  --------    --------  --------    --------  --------   --------  --------
Total Return(2)            113.81%   113.98%      (0.55)%   (0.96)%    (26.12)%  (27.17)%    (38.36)%  (38.71)%   107.44%   105.83%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)          $31,346   $21,556     $ 2,962   $ 8,094     $ 2,889   $10,028     $ 4,865   $17,305    $11,640   $34,671
Ratios (As a percentage
 of average daily net
 assets):
  Expenses(3)               3.35%      3.85%       4.75%     5.26%       3.96%     4.46%       2.98%     3.50%      3.26%     3.69%
  Expenses after
   custodian fee
   reduction(3)             3.35%      3.85%       4.75%     5.26%       3.90%     4.40%       2.91%     3.43%      3.24%     3.67%
  Net investment loss      (1.83)%    (2.14)%     (2.75)%   (3.28)%     (2.44)%   (2.96)%     (2.20)%   (2.73)%    (2.07)%   (2.55)%
Portfolio Turnover
 of the Portfolio             87%        87%        112%      112%        141%      141%        133%      133%        80%       80%

(1)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.

LOGO




MORE INFORMATION
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     ABOUT THE FUND: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------

                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122


The Fund's SEC File No. is 811-1545                                          GIP


483-5/04                                      (C) 2004 Eaton Vance Management

{LOGO}






                            Eaton Vance Institutional
                             Short Term Income Fund

               A mutual fund seeking current income and liquidity

                                Prospectus Dated

                                   May 1, 2004



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Information in this prospectus
                                       Page                                 Page
--------------------------------------------------------------------------------
Fund Summary                            2       Purchasing Shares              5
Investment Objective, Policies                  Redeeming Shares               6
  and Risks                             3       Shareholder Account
Management and Organization             4         Features                     6
Shareholder Servicing                   5       Tax Information                7
Valuing Shares                          5       Financial Highlights           9
--------------------------------------------------------------------------------


 This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

                                  FUND SUMMARY

Investment Objective and Strategies. The purpose of the Fund is to seek current income and liquidity. The Fund is a no-load non-diversified mutual fund which
continuously   offers  its  shares  of  beneficial   interest  to  institutional
investors.


The Fund invests in U.S. Treasury obligations, U.S. agency obligations, obligations of commercial banks or savings and loan associations (such as bankers' acceptances and fixed and variable rate certificates of deposit), repurchase agreements, auction rate securities, commercial paper, investment grade corporate bonds (rated BBB or higher), fixed and floating rate asset-backed securities and mortgage-backed securities.

The Fund may invest significantly in securities issued by various U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home
Loan Banks. While such issuers may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury.


Risk Factors. The net asset value of the Fund's shares will change in response to interest rate fluctuations. When interest rates decline, the value of a portfolio primarily invested in debt securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio primarily invested in debt securities can be expected to decline. However, a shorter maturity is generally associated with a lower level of market value volatility. Accordingly, the investment manager expects that the net asset value of the Fund's shares normally will fluctuate significantly less than that of a longer-term bond fund since the dollar weighted average portfolio maturity of the Fund will not exceed three years.

The securities held by the Fund are subject to varying degrees of credit risk, which are often reflected in credit ratings. The corporate bonds in which the Fund invests may be subject to greater levels of credit and liquidity risk than the other investments held by the Fund. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a repurchase agreement, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. An economic downturn or period of rising interest rates could more adversely affect the market for these corporate debt securities and reduce the Fund's ability to sell these securities (liquidity risk) than would generally be the case for the Fund's other investments.

The Fund is a "non-diversified" investment company, and under applicable federal income tax rules, with respect to 50% of its total assets, the Fund will be able to invest more than 5%, but no greater than 25%, of its total assets in repurchase agreements with any one counterparty. Securities issued by the U.S.
government or certain of its agencies are not subject to this limitation. Because the Fund may engage in repurchase agreement ("repo") transactions with a limited number of counterparties, the Fund is more likely than a diversified fund to lose value as a result of an adverse corporate, economic, regulatory or other occurrence affecting a repo counterparty.

The Fund is not a complete investment program and you may lose money by investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Performance Information. As of the date of this prospectus, the Fund did not have a full calendar year of operations so there is no performance history.


Expenses of the Fund. The table describes the expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fees                                                         0.35%
Other Expenses (see note below)                                         0.25%*
Total Annual Fund Operating Expenses                                    0.60%*


* Eaton Vance has agreed to pay all ordinary operating expenses of the Fund (excluding service fees) from its management fees. Total Annual Fund Operating Expenses generally will not exceed 0.60% of average daily net assets. Other Expenses includes a 0.25% service fee paid pursuant to a Service Plan. During the period from the start of business, January 7, 2003, to December 31, 2003, Management Fees were 0.32%, due to a fee waiver by the investment adviser and Other Expenses were 0.23%, due to a waiver of service fees by the distributor. These fee waivers could be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                          1 Year   3 Years   5 Years    10 Years
--------------------------------------------------------------------------------
                                           $61      $192      $335        $750

INVESTMENT OBJECTIVE, POLICIES AND RISKS

The Fund's investment objective is to seek current income and liquidity. The Fund currently seeks to meet its investment objective by investing in U.S. Treasury obligations, U.S. agency obligations, obligations of commercial banks or savings and loan associations (such as bankers' acceptances and fixed and variable rate certificates of deposit), repurchase agreements, auction rate securities, commercial paper, investment grade corporate bonds (rated BBB or higher by a nationally recognized statistical rating organization), fixed and floating rate asset-backed securities and mortgage-backed securities.

The Fund will maintain a dollar weighted average portfolio maturity of not more than three years. The dollar weighted average duration of the Fund will not exceed two years.

Description of Investments

U.S. Treasury Obligations. U.S. Treasury obligations include the following (which differ in their interest rates, initial maturities and times of issuance): U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years), U.S. Treasury bonds (generally maturities of greater than ten years) and U.S. Treasury inflation protected securities ("TIPs") (with a range of maturities). U.S. Treasury bills, notes, bonds and TIPs, are supported by the full faith and credit of the United States.

U.S. Agency Obligations. Agency obligations may be guaranteed by the U.S. Government or they may be backed by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the obligations, or the credit of the agency or instrumentality. The Fund may also invest in any other security or agreement collateralized or otherwise secured by U.S. Government securities. The U.S. Government generally is not obligated to provide support to its agencies or instrumentalities. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Bank Obligations. The Fund may invest in bank money instruments which include obligations of commercial banks or savings and loan associations such as fixed and variable rate certificates of deposit and bankers' acceptances. These obligations may be issued by U.S. banks, non-U.S. banks and non-U.S. branches or subsidiaries of U.S. banks ("Eurodollar" obligations) or U.S. branches or subsidiaries of non-U.S. banks ("Yankee dollar" obligations). Bank money instruments must be issued by depository institutions with total assets of at least $1 billion. The Fund may invest only in Eurodollar obligations which by their terms are general obligations of a non-U.S. bank or, in case of obligations issued by non-U.S. branches or subsidiaries of U.S. banks, the U.S. parent bank. Yankee dollar obligations must be issued by U.S. branches or subsidiaries of non-U.S. banks which are subject to state or federal banking regulations in the U.S. and by their terms must be general obligations of the non-U.S. parent.

The Fund may invest up to 25% of its assets in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Such investments involve special risks. These include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, interest limitations or other governmental restrictions which might affect payment of principal and interest. Additionally, there may be less public information available about foreign banks and their branches. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. The Fund does not limit the amount of its assets which can be invested in one type of instrument or in any foreign country.

Repurchase Agreements. The Fund may enter into repurchase agreements collateralized by U.S. Treasury obligations, U.S. agency obligations, commercial paper and mortgage-backed securities involving any or all of its assets with banks and broker-dealers determined to be creditworthy by the investment manager. Under a repurchase agreement the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of the bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss. In measuring the dollar weighted average portfolio maturity of the Fund, repurchase agreements will have a maturity equal to their term rather than the remaining maturities of underlying collateral.

Auction Rate Securities. Auction rate securities are preferred stocks and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction. The auction agent reviews orders from financial intermediaries on behalf of existing shareholders that wish to sell, hold at the auction rate, or hold only at a specified rate, and on behalf of potential shareholders that wish to buy the securities. In the event that an auction "fails" (such as if supply exceeds demand for such securities at an auction), the Fund may not be able to easily sell auction rate securities it holds and the auction agent may lower the rate paid to holders of such securities.

Commercial Paper. The Fund may also invest in other short-term debt instruments such as commercial paper, which refers to short-term, unsecured promissory notes issued to finance short-term credit needs with no more than 270 days remaining to maturity at the date of settlement issued by U.S. or non-U.S. entities, corporations or financial institutions.

Corporate Securities. The Fund may invest in non-convertible investment grade debt securities, with no more than five years remaining to maturity at the date of settlement issued by U.S. or non-U.S. corporations, financial institutions or entities. Such securities may contain put or call features. The Fund may also invest in investment grade preferred securities which have been called by the issuer. Generally, these securities are repurchased by the issuer within 30 days after they are called. The Fund may also invest in investment grade preferred securities which the investment adviser believes are reasonably likely to be called within one year depending upon market conditions. Investment grade securities are securities that are rated BBB or higher by Standard & Poor's Ratings Group or Baa or higher by Moody's Investors Service, Inc. or determined by the investment adviser to be of comparable quality. During an economic downturn, the ability of issuers to service their debt may be impaired or the issuer may default in its obligation on the debt. To the extent the Fund invests in lower rated debt, such debt may be subject to greater credit and liquidity risks than other investments held by the Fund.

Asset-Backed Securities. Asset-backed securities represent interests in a pool of assets, such as automobile loan receivables or credit card receivables. Unscheduled prepayments of asset-backed securities may result in a loss of income if the proceeds are invested in lower-yielding securities. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements may be inadequate in the event of default.

Mortgage-Backed Securities. MBS represent participation interests in pools of adjustable and fixed-rate mortgage loans. Unlike conventional debt obligations, MBS provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. MBS may be either issued by the U.S. Government (or one of its agencies or instrumentalities) or privately issued. The mortgage loans underlying MBS are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest and prepayment rate scenarios, the Fund may fail to recover the full amount of its investment in MBS, notwithstanding any direct or indirect governmental or agency guarantee. Because faster than expected prepayments must usually be invested in lower yielding securities, MBS are less effective than conventional bonds in "locking in" a specified interest rate. To mitigate prepayment risk, the portfolio manager may seek MBS that as a group have a history of more stable prepayment rates relative to interest rate fluctuations (so-called "Seasoned MBS"). MBS with mortgages which have been outstanding for ten years or more are generally considered to be Seasoned MBS by the investment adviser.

Investment Techniques. Consistent with its investment objective, the Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and market conditions and trends. The Fund may also invest to take advantage of what its investment adviser believes to be temporary disparities in yields of different segments of the market or among particular instruments within the same segment of the market.

The Fund's investment policies include a fundamental investment provision allowing the Fund to invest its assets in one or more open-end management investment companies having substantially the same investment policies and restrictions as the Fund. Any such company or companies would be advised by the Fund's investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. The Fund may initiate investments in one or more investment companies without shareholder approval at any time.

                           MANAGEMENT AND ORGANIZATION

Management. The Fund's manager is Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $85 billion on behalf of mutual funds, institutional clients and individuals.

Eaton Vance manages the investments of the Fund. Under its investment advisory agreement with the Fund, Eaton Vance receives a monthly advisory fee equal to 0.25% annually of the average daily net assets of the Fund. For the period from the start of business, January 7, 2003, to December 31, 2003, absent a fee reduction, the Fund would have paid Eaton Vance advisory fees equivalent to 0.25% (annualized) of its average daily net assets.

Thomas Luster has acted as the portfolio manager of the Fund (since it commenced operations). Mr. Luster has been a Vice President of Eaton Vance and Eaton Vance's subsidiary Boston Management and Research ("BMR") since January 1997. He has been a fixed-income analyst and institutional portfolio manager at Eaton Vance for more than five years.


Eaton Vance also serves as administrator of the Fund, providing the Fund with administrative services and related office facilities. In return, the Fund pays Eaton Vance administration fees equivalent to 0.10% of average daily net assets. For the period from the start of business, January 7, 2003, to December 31, 2003, the Fund paid Eaton Vance administration fees equivalent to 0.10% (annualized) of average daily net assets. Eaton Vance also pays all ordinary operating expenses of the Fund (except service, administrative services and advisory fees).

Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds.

Organization. The Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).


                              SHAREHOLDER SERVICING

Fund assets bear a service fee for personal and/or account services paid to the principal underwriter not exceeding 0.25% of average daily net assets annually. The principal underwriter may pay up to the entire amount of the service fee to investment dealers and their employees, or to employees of the principal underwriter for providing services to the Fund or its shareholders. Service fee payments from the principal underwriter to investment dealers and others will be made on new accounts only if the principal underwriter has previously authorized in writing such payments for identified accounts.

                                 VALUING SHARES

The Fund values its shares twice each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), at noon and as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time.) The purchase price of Fund shares is their net asset value, which is derived from portfolio holdings. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Except as noted below, debt securities will normally be valued on the basis of market valuations provided by a pricing service. The pricing service considers various factors relating to bonds and market transactions to determine value. Repurchase agreements will be valued at cost plus accrued interest. Commercial paper, bank obligations and auction rate securities will be valued using the amortized cost method which approximates market value. The investment adviser may use a fair value method to value securities if market quotations for them are not readily available or are deemed unreliable, or if events occurring after the close of a securities market would materially affect net asset value. The net asset value so determined is effective for orders received by the principal underwriter prior to the next price determination. It is each investment dealer's responsibility to transmit orders promptly to the principal underwriter.

                                PURCHASING SHARES

No commissions or redemption fees are charged on Fund purchases or redemptions. The Fund provides shareholders ease of investment and redemption by allowing same day wire purchases and redemptions.

You may purchase Fund shares through your investment dealer or by requesting your bank to transmit immediately available funds (Federal Funds) by wire to the address set forth below. Your initial investment must be at least $25,000. To make an initial investment by wire, you must first telephone the Fund Order Department at 800-225-6265 (extension 3) to advise of your action and to be assigned an account number. Failure to call will delay the order. The account application form which accompanies this prospectus must be promptly forwarded to the transfer agent (see back cover for address). Additional investments may be made at any time through the same wire procedure. The Fund Order Department must be advised by telephone of each transmission. Wire funds to:

        Investors Bank & Trust Company
        ABA #011001438
        A/C #796570802
        Account Name:  XYZ Company
        F/C Acct. #99560 - EISIX Short Term Income

Transactions in the U.S. Treasury obligations, commercial paper and repurchase agreements in which the Fund invests require immediate settlement in Federal Funds. The Fund intends at all times to be as fully invested as is feasible in order to maximize its earnings. Accordingly, purchase orders will be executed at the net asset value next determined after their receipt by the Fund only if the Fund has received payment in cash or in Federal Funds.


The Fund is currently available only to corporations, banks and other institutional investors that do not constitute personal holding companies for federal income tax purposes. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time, and any purchase order may be refused.


The  Fund  is not  intended  for  market  timing  or  excessive  trading.  These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. The Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. The Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.


                                REDEEMING SHARES

You can redeem shares in one of two ways:

By Wire If you have given complete written authorization in advance you may request that redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The redemption request may be made by calling the transfer agent at 800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). You may be required to pay any costs of redeeming by wire; however, no costs are currently charged. The Fund may suspend or terminate this expedited payment procedure upon at least 30 days notice.

Through an
Investment Dealer   Your investment  dealer is responsible for  transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Proceeds of redemption requests received before noon on any business day will be wired that same day, if requested. Redemption requests received between noon and 4:00 p.m. on any business day will be processed at 4:00 p.m. and the proceeds will be wired on the next business day.

If the Fund determines that it may be treated as a personal holding company for federal income tax purposes at any time, it may involuntarily redeem all accounts it determines is necessary as soon as practicable.

                          SHAREHOLDER ACCOUNT FEATURES

Distributions. You may have your Fund distributions paid in one of the following ways:

  *Full
   Reinvest
   Option      Dividends and capital gains in cash are  reinvested in additional shares.  This  option  will be  assigned if you do not specify an option.
  *Partial
   Reinvest
   Option      Dividends  are paid in cash and capital  gains are  reinvested in additional shares.
  *Cash
   Option      Dividends and capital gains in cash are paid in cash.

Information from the Fund. From time to time, you may be mailed the following:

     * Annual and Semiannual Reports, containing performance information and financial statements.

     * Periodic account statements, showing recent activity and total share balance.
     * Form 1099 and tax information needed to prepare your income tax returns.
     *    Proxy materials, in the event a shareholder vote is required.
     *    Special notices about significant events affecting your Fund.

Telephone and Electronic Transactions. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow these procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. Telephone instructions are tape recorded.


Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.


Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).


More information is available on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website before making a purchase of Fund shares.


                                 TAX INFORMATION

The Fund pays dividends and capital gains annually, normally in December. The Fund's distributions will not be eligible for the corporate dividends-received deduction. Under current law, the Fund intends on its tax return to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting and is commonly called tax equalization, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. Tax equalization may also reduce the amount of distributions required to be made to non-redeeming shareholders and defer the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy. In the past, legislation has been proposed which could limit the availability of tax equalization. If such legislation were to be enacted in the future, it might affect the extent to which the Fund could use this practice.

Distributions of income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of any long-term capital gains are taxable as such. Investors who purchase shares at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Certain distributions paid in January (if any) will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction. Shareholders should consult with their tax advisers concerning special tax rules, such as Section 1258 of the Internal Revenue Code of 1986, as amended, that may apply to their transactions in Fund shares.


For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The Fund does not expect a significant portion of its distributions to be derived from qualified dividend income.

State, Local and Foreign Taxes. Distributions of the Fund which are derived from interest on obligations of the U.S. Government will be exempt from personal and/or corporate income taxes in most states. Repurchase agreement income, however, is not exempt. The Fund will inform shareholders of the proportion of its distributions which are derived from interest on such obligations. Shareholders should consult their tax advisers concerning the applicability of state, local, or other taxes to an investment in the Fund.

FINANCIAL HIGHLIGHTS


The financial highlights are intended to help you understand the Fund's financial performance for the period from the start of business, January 7, 2003, to December 31, 2003. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                                              YEAR ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------------------------
                                                                                   2003(1)(2)
                                                 ----------------------------------------------------------------------------------
  Net asset value - Beginning of period                                             $50.000
                                                                                    -------
  Income (loss) from operations
  Net investment income                                                             $ 0.422
  Net realized and unrealized gain                                                    0.048
                                                                                    -------
  Total income from operations                                                      $ 0.470
                                                                                    -------
  Less distributions
  From net investment income                                                        $(0.280)
                                                                                    -------
  Total distributions                                                               $(0.280)
                                                                                    -------
  Net asset value - End of period                                                   $50.190
                                                                                    -------
  Total return(3)                                                                      0.94%
  Ratios/Supplemental Data+
  Net assets, end of period (000's omitted)                                         $97,115
  Ratios (as percentage of average daily net
  assets):
   Net expenses                                                                        0.55%(4)
   Net investment income                                                               0.85%(4)
  Portfolio turnover                                                                      4%

+    The  operating  expenses  of  the  Fund  may  reflect  a  reduction  of the management  fee and the service fee.  Had such actions not been taken,  the ratios and net investment income per share would have been as follows:

  Ratios (as a percentage of average daily net
  assets):
   Expenses                                                                            0.60%(4)
   Net investment income                                                               0.80%(4)
  Net investment income per share                                                   $ 0.397

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) For the period from the start of business January 7, 2003, to December 31, 2003.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

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More Information
--------------------------------------------------------------------------------


     About the Fund: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:

                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.


     About Shareholder Accounts: You can obtain more information from Eaton Vance Share- holder Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------
                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122




The Fund's SEC File No. is 811-1545.                                       ISTIP



1626-5/04                                        (c) 2004 Eaton Vance Management

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                            Eaton Vance Institutional
                            Short Term Treasury Fund

               A mutual fund seeking current income and liquidity

                                Prospectus Dated

                                   May 1, 2004



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



Information in this prospectus
                                      Page                                  Page
--------------------------------------------------------------------------------
Fund Summary                            2       Purchasing Shares              5
Investment Objective, Policies                  Redeeming Shares               6
  and Risks                             4       Shareholder Account
Management and Organization             4         Features                     6
Shareholder Servicing                   4       Tax Information                7
Valuing Shares                          5       Financial Highlights           8
--------------------------------------------------------------------------------



 This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

                                  FUND SUMMARY

Investment Objective and Strategies. The purpose of the Fund is to seek current income and liquidity. The Fund is a no-load non-diversified mutual fund which
continuously   offers  its  shares  of  beneficial   interest  to  institutional
investors.

The Fund invests exclusively in U.S. Treasury obligations (bills, notes and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized exclusively by U.S. Treasury obligations. The Fund will maintain a dollar weighted average portfolio maturity of not more than one year.

Risk Factors. The net asset value of the Fund's shares will change in response to interest rate fluctuations. When interest rates decline, the value of a portfolio primarily invested in debt securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio primarily invested in debt securities can be expected to decline. However, a shorter maturity is generally associated with a lower level of market value volatility. Accordingly, the investment manager expects that the net asset value of the Fund's shares normally will fluctuate significantly less than that of a longer-term bond fund since the dollar weighted average portfolio maturity of the Fund will not exceed one year.

The Fund is a "non-diversified" investment company, and under applicable federal income tax rules, with respect to 50% of its total assets, the Fund will be able to invest more than 5%, but no greater than 25%, of its total assets in repurchase agreements with any one counterparty. Repurchase agreements collateralized by securities issued by the U.S. government or certain of its agencies are not subject to this limitation. Because the Fund may engage in repurchase agreement ("repo") transactions with a limited number of counterparties, the Fund is more likely than a diversified fund to lose value as a result of an adverse corporate, economic, regulatory or other occurrence affecting a counterparty.

The Fund is not a complete investment program and you may lose money by investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information. The following bar chart and table provide information about the Fund's performance, including a comparison of the Fund's performance to the performance of a representative, unmanaged index of U.S. Treasury notes and bonds with maturities of one year or less. Returns in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for each calendar year through December 31, 2003.

      4.32%           5.50%           3.89%           1.22%           0.31%
--------------------------------------------------------------------------------
      1999            2000            2001            2002            2003

During the period from December 31, 1999 through December 31, 2003, the highest quarterly total return for Fund shares was 1.41% for the quarter ended September 30, 2000, and the lowest quarterly return was 0.00% for the quarter ended
September 30, 2003. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to March 31, 2004) was 0.16%. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher.

Average Annual Total Return as of December 31, 2003                             One Year    Life of Fund
--------------------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                         0.31%         3.02%
Fund Return After Taxes on Distributions                                        -0.11%         2.07%
Fund Return After Taxes on Distributions and the Sale of Fund Shares             0.20%         1.99%
Merrill Lynch 0-1 Year Treasury Notes and Bonds Index                            1.28%         3.98%

The Fund commenced operations on January 4, 1999. Life of Fund returns are calculated from January 31, 1999. The Merrill Lynch 0-1 Year Treasury Notes and Bonds Index is an unmanaged index of U.S. Treasury notes and bonds with maturities of one year or less. Investors cannot invest directly in an Index. (Source for Merrill Lynch 0-1 Year Treasury Notes and Bonds Index returns:
Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Expenses of the Fund. The table describes the expenses that you may pay if you buy and hold Fund shares.


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fees                                                         0.35%
Other Expenses (see note below)                                         0.25%*
                                                                        ------
Total Annual Fund Operating Expenses                                    0.60%*


     * Eaton Vance has agreed to pay all ordinary operating expenses of the Fund (excluding service fees) from its management fees. Total Annual Fund Operating Expenses generally will not exceed 0.60% of average daily net assets. Other Expenses includes a 0.25% service fee paid pursuant to a Service Plan. During the fiscal year ended December 31, 2003, Management Fees were 0.12%, due to a fee waiver by the manager and Other Expenses were 0.13% due to a waiver of service fees by the distributor. These fee waivers could be terminated at any time.


Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 Year   3 Years   5 Years    10 Years
--------------------------------------------------------------------------------
                                           $61      $192      $335        $750

                    INVESTMENT OBJECTIVE, POLICIES AND RISKS

The Fund's investment objective is to seek current income and liquidity. The Fund currently seeks to meet its investment objective by investing exclusively in U.S. Treasury obligations (bills, notes and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized by U.S. Treasury obligations.

U.S. Treasury obligations include the following (which differ in their interest rates, initial maturities and times of issuance): U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and U.S. Treasury inflation protected securities ("TIPs") (with a range of maturities). U.S. Treasury bills, notes and bonds, are supported by the full faith and credit of the United States.

The Fund may enter into repurchase agreements collateralized exclusively by U.S. Treasury obligations involving any or all of its assets with banks and broker-dealers determined to be creditworthy by the investment manager. Under a repurchase agreement the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of the bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

The Fund will maintain a dollar weighted average portfolio maturity of not more than one year. In measuring the dollar weighted average portfolio maturity of the Fund, repurchase agreements will have a maturity equal to their term rather than the remaining maturities of underlying collateral.

The Fund has adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote. Except for such enumerated restrictions and policies, the investment objective and policies of the Fund are not fundamental policies and accordingly may be changed by the Trustees without obtaining the approval of the Fund's shareholders. The Trustees, however, intend to submit any material change in the investment objective to shareholders for their approval.

                           MANAGEMENT AND ORGANIZATION


Management. The Fund's manager is Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $85 billion on behalf of mutual funds, institutional clients and individuals.

Eaton Vance manages the investments of the Fund. Eaton Vance also provides administrative services and pays all ordinary operating expenses of the Fund (except service and management fees). Under its management contract with the Fund, Eaton Vance receives an annual management fee equal to 0.35% of the average daily net assets of the Fund. For the fiscal year ended to December 31, 2003, absent a fee reduction, the Fund would have paid Eaton Vance management fees equivalent to 0.35% of its average daily net assets.

Duke  Laflamme has acted as the  portfolio  manager of the Fund (since  November
2001). Mr. Laflamme has been a Vice President of Eaton Vance and Eaton Vance's subsidiary Boston Management and Research ("BMR") since November 2001, an Assistant Vice President since November 1999 and an employee since January 1998.


Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds.


Organization. The Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management contracts or
changing   investment  policies  that  may  only  be  changed  with  shareholder approval).


                              SHAREHOLDER SERVICING

Fund assets bear a service fee for personal and/or account services paid to the principal underwriter not exceeding 0.25% of average daily net assets annually. The principal underwriter may pay up to the entire amount of the service fee to investment dealers and their employees, or to employees of the principal underwriter for providing services to the Fund or its shareholders. Service fee payments from the principal underwriter to investment dealers and others will be made on new accounts only if the principal underwriter has previously authorized in writing such payments for identified accounts.

                                 VALUING SHARES

The Fund values its shares twice each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), at noon and as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value, which is derived from portfolio holdings. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Debt securities will normally be valued on the basis of market valuations provided by a pricing service. The pricing service considers various factors relating to bonds and market transactions to determine value. Repurchase agreements will be valued at cost plus accrued interest. The investment adviser may use the fair value of a security if market prices are unavailable or if events occurring after the close of a securities market and before the Fund values its assets would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. The net asset value so determined is effective for orders received by the principal underwriter prior to the next price determination. It is each investment dealer's responsibility to transmit orders promptly to the principal underwriter.

                                PURCHASING SHARES

No commissions or redemption fees are charged on Fund purchases or redemptions. The Fund provides shareholders ease of investment and redemption by allowing same day wire purchases and redemptions.

You may purchase Fund shares through your investment dealer or by requesting your bank to transmit immediately available funds (Federal Funds) by wire to the address set forth below. Your initial investment must be at least $25,000. To make an initial investment by wire, you must first telephone the Fund Order Department at 800-225-6265 (extension 3) to advise of your action and to be assigned an account number. Failure to call will delay the order. The account application form which accompanies this prospectus must be promptly forwarded to the transfer agent (see back cover for address). Additional investments may be made at any time through the same wire procedure. The Fund Order Department must be advised by telephone of each transmission. Wire funds to:


        Investors Bank & Trust Company
        ABA #011001438
        A/C #796570802
        Account Name:  XYZ Company
        F/C Acct. #99530 - EVTIX Short Term Treasury

Transactions in the U.S. Treasury obligations in which the Fund invests require immediate settlement in Federal Funds. The Fund intends at all times to be as fully invested as is feasible in order to maximize its earnings. Accordingly, purchase orders will be executed at the net asset value next determined after their receipt by the Fund only if the Fund has received payment in cash or in Federal Funds.


The Fund is currently available only to corporations, banks and other institutional investors that do not constitute personal holding companies for federal income tax purposes. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time, and any purchase order may be refused.


The  Fund  is not  intended  for  market  timing  or  excessive  trading.  These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. The Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. The Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

                                REDEEMING SHARES

You can redeem shares in one of two ways:

By Wire If you have given complete written authorization in advance you may request that redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The redemption request may be made by calling the transfer agent at 800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). You may be required to pay any costs of redeeming by wire; however, no costs are currently charged. The Fund may suspend or terminate this expedited payment procedure upon at least 30 days notice.

Through an
Investment Dealer   Your investment  dealer is responsible for  transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Proceeds of redemption requests received before noon on any business day will be wired that same day, if requested. Redemption requests received between noon and 4:00 p.m. on any business day will be processed at 4:00 p.m. and the proceeds will be wired on the next business day.

If the Fund determines that it may be treated as a personal holding company for federal income tax purposes at any time, it may involuntarily redeem all accounts it determines is necessary as soon as practicable.

                          SHAREHOLDER ACCOUNT FEATURES

Distributions. You may have your Fund distributions paid in one of the following ways:

  *Full
   Reinvest
   Option      Dividends and capital gains are reinvested in additional  shares.
               This option will be assigned if you do not specify an option.
  *Partial
   Reinvest
   Option      Dividends  are paid in cash and capital  gains are  reinvested in additional shares.
  *Cash
   Option      Dividends and capital gains are paid in cash.

Information from the Fund. From time to time, you may be mailed the following:

     * Annual and Semiannual Reports, containing performance information and financial statements.
     * Periodic account statements, showing recent activity and total share balance.
     * Form 1099 and tax information needed to prepare your income tax returns.
     *    Proxy materials, in the event a shareholder vote is required.
     *    Special notices about significant events affecting your Fund.

Telephone and Electronic Transactions. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow these procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. Telephone instructions are tape recorded.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

More information is available on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website before making a purchase of Fund shares.

                                 TAX INFORMATION

The Fund pays dividends and capital gains annually, normally in December. The Fund's distributions will not be eligible for the corporate dividends-received deduction. Under current law, the Fund intends on its tax return to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting and is commonly called tax equalization, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. Tax equalization may also reduce the amount of distributions required to be made to non-redeeming shareholders and defer the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy. In the past, legislation has been proposed which could limit the availability of tax equalization. If such legislation were to be enacted in the future, it might affect the extent to which the Fund could use this practice.

Distributions of income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of any long-term capital gains are taxable as such. Investors who purchase shares at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Certain distributions paid in January (if any) will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction. Shareholders should consult with their tax advisers concerning special tax rules, such as Section 1258 of the Internal Revenue Code of 1986, as amended, that may apply to their transactions in Fund shares.

State, Local and Foreign Taxes. Distributions of the Fund which are derived from interest on obligations of the U.S. Government will be exempt from personal and/or corporate income taxes in most states. Repurchase agreement income, however, is not exempt. The Fund will inform shareholders of the proportion of its distributions which are derived from interest on such obligations. Shareholders should consult their tax advisers concerning the applicability of state, local, or other taxes to an investment in the Fund.

FINANCIAL HIGHLIGHTS


The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                                           Year Ended December 31,
                                                     -------------------------------------------------------------------
                                                        2003(1)         2002(1)     2001(1)     2000(2)    1999(1)(3)
                                                     -------------------------------------------------------------------
Net asset value - Beginning of year                     $72.840         $72.710     $70.760     $70.600     $70.000
                                                        --------        --------    --------    --------    --------

Income (loss) from operations
Net investment income                                   $ 0.696         $ 0.944     $ 2.195     $ 3.860     $ 3.015
Net realized and unrealized gain                         (0.476)(4)      (0.054)      0.555       0.020       0.005
                                                        --------        --------    --------    --------    --------
Total income from operations                            $ 0.220         $ 0.890     $ 2.750     $ 3.880     $ 3.020
                                                        --------        --------    --------    --------    --------

Less distributions
From net investment income                              $(0.860)        $(0.760)    $(0.800)    $(3.720)    $(2.420)
                                                        --------        --------    --------    --------    --------
Total distributions                                     $(0.860)        $(0.760)    $(0.800)    $(3.720)    $(2.420)
                                                        --------        --------    --------    --------    --------
Net asset value - End of year                           $72.200         $72.840     $72.170     $70.760     $70.600
                                                        --------        --------    --------    --------    --------
Total return(5)                                            0.31%           1.22%       3.89%       5.50%       4.32%

Ratios/Supplemental Data+
Net assets, end of year (000's omitted)                 $ 9,988         $ 1,002     $ 1,349     $ 1,000     $ 1,002
Ratios (as percentage of average daily net assets):
  Net expenses                                             0.25%           0.52%       0.60%       0.60%       0.60%(6)
  Net investment income                                    0.96%           1.29%       3.02%       5.60%       4.23%(6)
Portfolio turnover                                            8%             14%         13%         11%         11%

+    The  operating  expenses  of  the  Fund  may  reflect  a  reduction  of the management  fee and the service fee.  Had such actions not been taken,  the ratios and net investment income per share would have been as follows:

Ratios (as a percentage of average daily net assets):
  Expenses                                                 0.60%           0.60%
  Net investment income                                    0.61%           1.21%
Net investment income per share                         $ 0.442         $ 0.885


(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) Net investment income per share was computed as its proportionate share of the net increase in net assets from operations per share.

(3) For the period from the start of business, January 4, 1999, to December 31, 1999.


(4) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(5) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Annualized.

{LOGO}





More Information
--------------------------------------------------------------------------------

     About the Fund: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.


     About Shareholder Accounts: You can obtain more information from Eaton Vance Share- holder Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------
                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122





The Fund's SEC File No. is 811-1545.                                       ISTTP





611-5/04                                         (c) 2004 Eaton Vance Management

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                          May 1, 2004


                            EATON VANCE BALANCED FUND
                         EATON VANCE LARGE-CAP CORE FUND
                        EATON VANCE LARGE-CAP VALUE FUND
                        EATON VANCE SMALL-CAP GROWTH FUND
                        EATON VANCE SMALL-CAP VALUE FUND
                        EATON VANCE SPECIAL EQUITIES FUND
                           Eaton Vance Utilities Fund
                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-262-1122


This Statement of Additional Information ("SAI") provides general information about the Funds and their corresponding Portfolios. Each Fund is a series of Eaton Vance Special Investment Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                   Page                                     Page
Strategies and Risks                 2     Purchasing and Redeeming Shares    22
Investment Restrictions              6     Sales Charges                      24
Management and Organization          8     Performance                        26
Investment Advisory and                    Taxes                              27
  Administration Services           17     Portfolio Securities Transactions  29
Other Service Providers             21     Financial Statements               31
Calculation of Net Asset Value      21

           Appendix A: Class A Fees, Performance and Ownership    32
           Appendix B: Class B Fees, Performance and Ownership    36
           Appendix C: Class C Fees, Performance and Ownership    40
           Appendix D: Class R Fees, Performance and Ownership    44


Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED MAY 1, 2004, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.









(C) 2004 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Equity Investments. Equity investments include common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible preferred stocks and other convertible debt instruments; and warrants.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance will be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, interest rates, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities and other indices, other financial instruments or currencies; options on futures contracts and stock index futures, exchange-traded and over-the-counter ("OTC") options on securities, indices or currencies; the purchase of put options and the sale of call options on securities held, equity swaps; and the purchase and sale of currency futures and forward foreign currency exchange contracts.

Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed a Portfolio's or Small-Cap Value Fund's initial investment in these instruments. In addition, a Portfolio or Small-Cap Value Fund may lose the entire premium paid for purchased options before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Leverage enhances a Portfolio's or Small-Cap Value Fund's exposure to the price volatility of derivative instruments it holds. A Portfolio's or Small-Cap Value Fund's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Portfolio's or Small-Cap Value Fund's assets. OTC derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Portfolio from closing out positions and limiting its losses. The use of derivatives is a highly specialized activity that involve skills different from conducting ordinary portfolio securities transactions. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Each Portfolio and Small-Cap Value Fund has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration as a CPO. There can be no assurance that a Portfolio's or Small-Cap Value Fund's use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. Credit exposure on equity swaps to any one counterparty will be limited to 5% or less of net assets. Call options written on securities will be covered by ownership of the securities subject to the call option or an offsetting option.

Asset Coverage. To the extent required by SEC guidelines, each Portfolio and Small-Cap Value Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Real Estate Investment Trusts. Capital Growth Portfolio, Investment Grade Income Portfolio, Large-Cap Value Portfolio and Utilities Portfolio may invest in real estate investment trusts ("REITs"), and therefore, are subject to the special risks associated with the real estate industry and market to the extent a Portfolio invests in REITs. Securities of companies in the real estate industry such as REITs are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates.

By investing in REITs indirectly through a Portfolio, the Fund will bear REIT expenses in addition to Portfolio expenses.

Mortgage-Backed and Asset-Backed Securities. While it is not possible to accurately predict the life of a particular issue of a mortgage-backed security, the actual life of any such security is likely to be substantially less than the average maturity of the mortgage pool underlying the security. This is because unscheduled early prepayments of principal on a mortgage-backed security will result from the prepayment, refinancing or foreclosure of the underlying loans in the mortgage pool. The monthly payments (which may include unscheduled prepayments) on such a security may be able to be reinvested only at a lower rate of interest. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, this type of security is less effective than other types of obligations as a means of "locking-in" attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of mortgage-backed securities may have a comparable risk of decline in market value during periods of rising interest rates. If such a security has been purchased at a premium above its par value, both a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment and will reduce performance. If such a security has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current yield and total returns and will accelerate the recognition of income, which when distributed to Fund shareholders, will be taxable as ordinary income. While asset-backed securities are also susceptible to prepayment risk, the collateral supporting asset-backed securities is generally of shorter maturity than mortgage loans and is less likely to experience substantial unscheduled prepayments. However, the collateral securing such securities may be more difficult to liquidate than mortgage loans. Moreover, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Collateralized mortgage obligations ("CMOs") are issued in two or more classes or series with varying maturities and stated rates of interest determined by the issuer. The key feature of the CMO structure is the prioritization of the cash flows from a pool of mortgages among the several classes of CMO holders, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (that is, the character of payments of principal and interest is not passed through and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. Because the interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest to each class and to retire successive maturities in sequence. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding.

When-Issued Securities. Each Portfolio and Small-Cap Value Fund may purchase debt securities on a when-issued basis; that is delivery and payment for the securities normally take place up to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio or Small-Cap Value Fund enters into the purchase commitment. Securities purchased on a when-issued basis are subject to changes in value. Therefore, to the extent that a Portfolio or Small-Cap Value Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's or Small-Cap Value Fund's net asset value than if it solely set aside cash to pay for when-issued securities.

Short Sales. Each Portfolio and Small-Cap Value Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in by the lender. These transactions may also require the current recognition of taxable gain under certain tax rules applicable to constructive sales. Each Portfolio and Small-Cap Value Fund expects normally to close its short sales against-the-box by delivering newly-acquired stock.

Fixed-Income  Securities.  Each Portfolio and Small-Cap  Value Fund may purchase fixed-income securities. Fixed-income securities include bonds, debentures, notes and other types of debt securities (such as collateralized mortgage obligations, mortgage-backed securities and other asset-backed and collateralized obligations). In the case of Investment Grade Income Portfolio, fixed-income securities may also include preferred stocks and convertible debt securities. During an economic downturn, the ability of issuers to service their debt may be impaired. In the case of a default, a Portfolio or Small-Cap Value Fund may retain a defaulted security when the investment adviser deems it advisable to do so. In the case of a defaulted obligation, a Portfolio or Small-Cap Value Fund may incur additional expense seeking recovery of an investment that is in default.

While lower rated debt securities may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated securities are subject to the risk of an issuer's inability to meet principal and interest payments on the securities (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated securities are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Repurchase Agreements. Each Portfolio and Small-Cap Value Fund may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, a Portfolio and Small-Cap Value Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio or Small-Cap Value Fund purchased may have decreased, the Portfolio or Small-Cap Value Fund could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. A Portfolio's or Small-Cap Value Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Other Investment Companies. Each Portfolio and Small-Cap Value Fund reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the investment adviser. Each Portfolio and Small-Cap Value Fund will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio or Small-Cap Value Fund.

Lending Portfolio Securities. Each Portfolio and Small-Cap Value Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. Each Portfolio and Small-Cap Value Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser or sub-adviser. Distributions of any income realized from securities loans will be taxable as ordinary income.

Temporary Investments. Each Portfolio and Small-Cap Value Fund may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations. Investment Grade Income Portfolio may also invest in such instruments in pursuit of its objective.

Portfolio Turnover. While it is not the policy of each Portfolio and Small-Cap Value Fund to purchase securities with a view to short-term profits, each Portfolio and Small-Cap Value Fund will dispose of securities without regard to the time they have been held if such action seems advisable. Investment Grade Income Portfolio anticipates that under normal market conditions, its annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). The portfolio turnover rate of Capital Growth Portfolio, Large-Cap Core Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, Special Equities Portfolio and Utilities Portfolio has exceeded and/or may exceed 100% (200% in the case of Capital Growth Portfolio and Small-Cap Growth Portfolio). A high turnover rate (100% or more) necessarily involves greater expenses to a Fund and may result in a realization of net short-term capital gains. During the fiscal year ended December 31, 2003, the portfolio turnover rate of Capital Growth Portfolio, Investment Grade Income Portfolio, Large-Cap Core Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, Small-Cap Value Portfolio, Special Equities Portfolio and Utilities Portfolio was 240%, 65%, 64%, 57%, 308%, 24%, 292% and 106%, respectively. The increase in the portfolio turnover rate of Small-Cap Growth Portfolio and Special Equities Portfolio for the fiscal year ended December 31, 2003 resulted from increased volatility in the equity markets and/or modification of sector weightings during the year.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

    (1) With respect to 75% of its total assets, invest more than 5% of its total assets taken at market value in the securities of any one issuer or in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;
    (2) Borrow money or issue senior securities, except as permitted by the 1940 Act; or
    (3) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities.

In addition, Balanced Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Special Equities Fund and Utilities Fund may not:

    (4) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);
    (5) Invest in real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate); or
    (6) Invest in commodities (in the case of Small-Cap Growth Fund) or physical commodities (in the case of Balanced Fund, Large-Cap Value Fund, Special Equities Fund and Utilities Fund) or commodity contracts for the purchase and sale of physical commodities.

In addition, Balanced Fund may not:

    (7) Invest 25% or more of the value of its total assets at the time of acquisition in any one industry with public utility companies (being electric utility companies, natural gas producing companies, transmission companies, telephone companies, and water works companies) being considered separate industries.

In addition, Large-Cap Value Fund, Small-Cap Growth Fund and Special Equities Fund may not:

    (8)   Underwrite securities of other issuers.

In addition, Large-Cap Value Fund and Special Equities Fund may not:

    (9) Concentrate 25% or more of its assets in any one industry (provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities).

In addition, Utilities Fund may not:

    (10) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933; or
    (11) Make an investment in any one industry if such investment would cause investments in such industry to equal or exceed 25% of the Fund's total assets (taken at market value) except that the Fund will concentrate at least 25% of its investments in utility stocks (as described in the prospectus).

In addition, Small-Cap Growth Fund may not:

    (12) Invest 25% or more of its assets in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

In addition, Large-Cap Core Fund and Small-Cap Value Fund may not:

    (13) Purchase any securities or evidences of interest therein on "margin," that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;
    (14)  Engage in the underwriting of securities;
    (15) Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities; or
    (16) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry.

In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company's total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of each Fund, a Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; and Balanced Fund may invest in two or more open-end management investment companies which together have substantially the same investment objectives, policies and restrictions as the Fund. In addition, Balanced Fund and its corresponding Portfolios may not underwrite securities of other issuers.

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of a Portfolio.

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. They may be changed by the Trustees with respect to a Fund without approval by the Fund's shareholders or, with respect to a Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

  . make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

  . invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of a Fund's or a Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change below investment grade made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund or a Portfolio, as the case may be, to dispose of such security or other asset. However, a Fund and Portfolio must always be in compliance with the borrowing policy and limiting on investing in illiquid securities set forth above.

                           MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of the Portfolios. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of each Fund.

                                                                                          Number of Portfolios
                                                                                             in Fund Complex
Name and             Position(s) with  Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth      the Trust/Portfolio Length of Service          Past Five Years              Trustee(1)               Held
-------------      ------------------- ------------------  ------------------------------  --------------------  -------------------
Interested Trustees
JAMES B. HAWKES         Trustee        Trustee of the      Chairman, President and Chief        196              Director of EVC
11/9/41                                Trust since         Executive Officer of BMR,
                                       1989;               Eaton Vance, EVC and EV;
                                       Trustee of          Director of EV; Vice President
                                       Large-Cap           and Director of EVD. Trustee
                                       Core Portfolio      and/or officer of 196
                                       since 2002;         registered investment
                                       Trustee of          companies in the Eaton Vance
                                       Capital             Fund Complex. Mr. Hawkes is an
                                       Growth,             interested person because of
                                       Investment          his positions with BMR, Eaton
                                       Grade Income        Vance, EVC and EV, which are
                                       and Small-Cap       affiliates of the Trust and
                                       Growth              Portfolio.
                                       Portfolios
                                       since 2000,
                                       of Large-Cap
                                       Value, Special
                                       Equities and
                                       Utilities
                                       Portfolios
                                       since 1992

                                       8

                                                                                          Number of Portfolios
                                                                                             in Fund Complex
Name and             Position(s) with  Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth      the Trust/Portfolio Length of Service          Past Five Years              Trustee(1)               Held
-------------      ------------------- ------------------  ------------------------------  --------------------  -------------------
Noninterested Trustees
SAMUEL L. HAYES, III    Trustee        Trustee of the      Jacob H. Schiff Professor of         196              Director of Tiffany
2/23/35                                Trust since         Investment Banking Emeritus,                          & Co. (specialty
                                       1989; of            Harvard University Graduate                           retailer) and
                                       Large-Cap           School of Business Administration.                    Telect, Inc.
                                       Core Portfolio                                                            (telecommunication
                                       since 2002,                                                               services company)
                                       of Capital
                                       Growth,
                                       Investment
                                       Grade Income
                                       and Small-Cap
                                       Growth
                                       Portfolios
                                       since 2000,
                                       of Large-Cap
                                       Value, Special
                                       Equities and
                                       Utilities
                                       Portfolios
                                       since 1992

WILLIAM H. PARK         Trustee        Since 2003          President and Chief Executive        193              None
9/19/47                                                    Officer, Prizm Capital Management,
                                                           LLC (investment management firm)
                                                           (since 2002).  Executive Vice
                                                           President and Chief Financial
                                                           Officer, United Asset Management
                                                           Corporation (a holding company
                                                           owning institutional investment
                                                           management firms) (1982-2001).

RONALD A. PEARLMAN      Trustee        Since 2003          Professor of Law, Georgetown         193              None
7/10/40                                                    University Law Center (since
                                                           1999). Tax Partner, Covington
                                                           & Burling, Washington, DC
                                                           (1991-2000).

NORTON H. REAMER        Trustee        Trustee of the      President, Chief Executive           196              None
9/21/35                                Trust since         Officer and a Director of
                                       1989; of            Asset Management Finance
                                       Large-Cap           Corp. (a specialty finance
                                       Core Portfolio      company serving the investment
                                       since 2002,         management industry) (since
                                       of Capital          October 2003). President,
                                       Growth,             Unicorn Corporation (an
                                       Investment          investment and financial
                                       Grade Income        advisory services company)
                                       and Small-Cap       (since September 2000).
                                       Growth              Formerly, Chairman, Hellman,
                                       Portfolios          Jordan Management Co., Inc.
                                       since 2000,         (an investment management
                                       of Large-Cap        company) (2000-2003).
                                       Value, Special      Formerly, Advisory Director
                                       Equities and        of Berkshire Capital Corporation
                                       Utilities           (investment banking firm) (2002-
                                       Portfolios          2003). Formerly, Chairman of the
                                       since 1993          Board, United Asset Management
                                                           Corporation (a holding company
                                                           owning institutional investment
                                                           management firms) and Chairman,
                                                           President and Director, UAM Funds
                                                           (mutual funds) (1980-2000).

                                       9

                                                                                          Number of Portfolios
                                                                                             in Fund Complex
Name and             Position(s) with  Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth      the Trust/Portfolio Length of Service          Past Five Years              Trustee(1)               Held
-------------      ------------------- ------------------  ------------------------------  --------------------  -------------------
LYNN A. STOUT           Trustee        Trustee of the      Professor of Law, University of      196              None
9/14/57                                Trust since         California at Los Angeles School
                                       1998; of            of Law (since July 2001). Formerly,
                                       Large-Cap           Professor of Law, Georgetown
                                       Core Portfolio      University Law Center.
                                       since 2002,
                                       of Capital
                                       Growth,
                                       Investment
                                       Grade Income
                                       and Small-Cap
                                       Growth
                                       Portfolios
                                       since 2000,
                                       of Large-Cap
                                       Value, Special
                                       Equities and
                                       Utilities
                                       Portfolios
                                       since 1998

(1)  Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

Name and              Position(s) with the          Term of Office and
Date of Birth            Trust/Portfolio            Length of Service           Principal Occupation(s) During Past Five Years
-------------         --------------------          ------------------          ----------------------------------------------

MICHELLE A. ALEXANDER    Treasurer of                   Since 2002              Vice President of Eaton Vance and BMR. Chief
8/25/69                  Large-Cap Core                                         Financial Officer of Belair Capital Fund LLC,
                         Portfolio                                              Belcrest Capital Fund LLC, Belmar Capital Fund LLC,
                                                                                Belport Capital Fund LLC and Belrose Capital Fund
                                                                                LLC (private investment companies sponsored by EVM)
                                                                                Officer of 86 registered investment companies
                                                                                managed by Eaton Vance or BMR.

KRISTIN S. ANAGNOST      Treasurer of                   Since 2002*             Assistant Vice President of Eaton Vance and BMR.
6/12/65                  Special Equities                                       Officer of 109 registered investment companies
                         Portfolio                                              managed by Eaton Vance or BMR.

WILLIAM J. AUSTIN, JR.  Treasurer of                    Since 2002*             Vice President of Eaton Vance and BMR.  Officer of
12/27/51                Capital Growth,                                         58 registered investment companies managed by Eaton
                        Investment Grade                                        Vance or BMR.
                        Income, Large-Cap
                        Value, Small-Cap
                        Growth and Utilities
                        Portfolios

ARIEH COLL              Vice President of               Since 2000              Vice President of Eaton Vance and BMR. Previously,
11/9/63                 Capital Growth Portfolio                                Portfolio Manager and Investment Analyst for
                                                                                Fidelity Investments (1989-1999). Officer of 8
                                                                                registered investment companies managed by
                                                                                Eaton Vance or BMR.

ALAN R. DYNNER          Secretary                       For the Trust and       Vice President, Secretary and Chief Legal Officer of
10/10/40                                                Large-Cap Value,        BMR, Eaton Vance, EVD, EV and EVC. Officer of 196
                                                        Special Equities and    registered investment companies managed by Eaton
                                                        Utilities Portfolios    Vance or BMR.
                                                        since 1997, for Capital
                                                        Growth, Investment
                                                        Grade Income and
                                                        Small-Cap Growth
                                                        Portfolios since 2000,
                                                        and for Large-Cap Core
                                                        and Small-Cap Value
                                                        Portfolios since 2002

THOMAS E. FAUST JR.     President of the Trust;         Since 2002              Executive Vice President of Eaton Vance, BMR, EVC
5/31/58                 Vice President of                                       and EV. Chief Investment Officer of Eaton Vance and
                        Small-Cap Value Portfolio                               BMR and Director of EVC. Chief Executive Officer of
                                                                                Belair Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                                Belmar Capital Fund LLC, Belport Capital Fund LLC
                                                                                and Belrose Capital Fund LLC (private investment
                                                                                companies sponsored by Eaton Vance). Officer of 55
                                                                                registered investment companies managed by Eaton
                                                                                Vance or BMR.
                                       10

ELIZABETH S. KENYON     President of Investment         Since 2002*             Vice President of Eaton Vance and BMR. Officer of 2
9/8/59                  Grade Income Portfolio                                  registered investment companies managed by Eaton
                                                                                Vance or BMR.

DUKE E. LAFLAMME        Vice President of the Trust     Since 2001              Vice President of Eaton Vance and BMR. Officer of
7/8/69                                                                          11 registered investment companies managed by
                                                                                Eaton Vance or BMR.

THOMAS H. LUSTER        Vice President of the Trust;    Since 2002              Vice President of Eaton Vance and BMR. Officer of
4/8/62                  Vice President of Investment                            16 registered investment companies managed by
                        Grade Income Portfolio                                  Eaton Vance or BMR.

MICHAEL R. MACH         Vice President of Large-Cap     Since 1999              Vice President of Eaton Vance and BMR. Previously,
7/15/47                 Value Portfolio                                         Managing Director and Senior Analyst for Robertson
                                                                                Stephens (1998-1999). Officer of 27 registered
                                                                                investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR       Treasurer of the Trust          Since 1989              Vice President of BMR, Eaton Vance and EVD. Officer
4/1/45                                                                          of 117 registered investment companies managed by
                                                                                Eaton Vance or BMR.

LEWIS R. PIANTEDOSI     Vice President of               Since 2002              Vice President of Eaton Vance and BMR. Equity
8/10/65                 Large-Cap Core Portfolio                                Analyst at Eaton Vance since May 1999. Previously,
                                                                                Partner, Portfolio Manager and Equity Analyst for
                                                                                Freedom Capital Management (1996-1999). Officer of
                                                                                1 registered investment company managed by Eaton
                                                                                Vance or BMR.

GEORGE C. PIERIDES      Vice President of the Trust     Since 2004              Senior Managing Director of Fox.  Officer of 12
12/26/57                                                                        registered investment companies managed by Eaton
                                                                                Vance or BMR.

DUNCAN W. RICHARDSON    President of Capital Growth,    Since 2002              Senior Vice President and Chief Equity Investment
10/26/57                Large-Cap Core, Large-Cap                               Officer of Eaton Vance and BMR. Officer of 43
                        Value, Small-Cap Growth,                                registered investment companies managed by Eaton
                        Special Equities and                                    Vance or BMR.
                        Utilities Portfolios

JUDITH A. SARYAN        Vice President of               Since 1999              Vice President of Eaton Vance and BMR. Officer of 26
8/21/54                 Utilities Portfolio                                     registered investment companies managed by Eaton
                                                                                Vance or BMR.

TONI Y. SHIMURA         Vice President of Small-Cap     Since 2003              Vice President of Eaton Vance and BMR. Previously,
2/3/52                  Growth Portfolio and Special                            Senior Vice President and Portfolio Manager with
                        Equities Portfolio                                      Massachusetts Financial Services Company (1993-
                                                                                2002). Officer of 3 registered investment companies
                                                                                managed by Eaton Vance or BMR.


*Prior to 2002, Ms. Anagnost served as Assistant Treasurer of Special Equities Portfolio since 1998, Mr. Austin served as Assistant Treasurer of Capital Growth, Investment Grade Income and Small-Cap Growth Portfolios since 2000, and of Large-Cap Value and Utilities Portfolios since 1993, and Ms. Kenyon served as Vice President of Investment Grade Income Portfolio since 2001.

The Board of Trustees of the Trust and the Portfolios have several standing Committees including the Governance Committee, the Audit Committee and the Special Committee. The Governance, the Audit and the Special Committees are each comprised of only noninterested Trustees. The Contract Review Subcommittee of the Special Committee is comprised of only noninterested Trustees.

The Governance Committee of the Board of Trustees of the Trust and the Portfolios is comprised of the noninterested Trustees. Ms. Stout currently serves as chairperson of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and the compensation of noninterested Trustees. The Governance Committee was previously named the Nominating Committee; its name was changed and a new charter adopted in March 2003. The Governance Committee's charter was revised again in February 2004. The Nominating Committee's purpose was to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees was comprised of noninterested Trustees. During the fiscal year ended December 31, 2003, the Governance Committee (and its predecessor Committee) convened five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted to the Governance Committee, contains sufficient background information concerning the candidate and is received in a sufficiently timely manner.

Messrs. Reamer (Chair), Hayes, Park and Ms. Stout are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolios. The Board of Trustees has designated Messrs. Hayes, Park and Reamer, each a noninterested Trustee, as audit committee financial experts. The Audit Committee's functions include (i) overseeing each Fund's accounting and financial reporting policies and practices, its internal audit controls and procedures, the internal controls of certain service providers, as appropriate, and the quality and integrity of each Fund's and Portfolio's financial statements and independent audit thereof;
(ii) approving the selection, evaluation and, when appropriate, replacement of each Fund's and Portfolio's independent auditors; and (iii) evaluating the qualification, independence, and performance of each Fund's and Portfolio's independent auditors. During the fiscal year ended December 31, 2003, the Audit Committee convened three times.

Messrs. Hayes (Chair), Park, Pearlman and Reamer are currently members of the Special Committee of the Board of Trustees of the Trust and the Portfolios. Prior to February 9, 2004, the Special Committee's members were Messrs. Hayes (Chairman), Park, Pearlman and Reamer. Prior to February 9, 2004, the purpose of the Special Committee was to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolios, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, Portfolios or investors therein. On February 9, 2004, the Special Committee adopted a new charter and expanded its membership to include Ms. Stout. Under its new charter, the purposes of the Special Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Funds and Portfolios, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any of the Fund's and Portfolio's service providers (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds, Portfolios or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee of the Funds and Portfolios. In addition, pursuant to its revised charter, the Special Committee established a Contract Review Subcommittee having the following duties and powers:

  .  To  request  and  evaluate,   not  less  frequently  than  annually,   such
     information as may reasonably be necessary to allow the Subcommittee to evaluate the terms of each: (a) proposed new or amended or existing contracts for the provision of services by any investment adviser, sub-adviser, underwriter, administrator and any affiliate of the foregoing; and (b) plan of distribution pursuant to Rule 12b-1 under the 1940 Act.
  . To make recommendations, not less frequently than annually, to the Board of Trustees with respect to the continuation, modification or termination of all such service contracts and 12b-1 plans.
  . To consider and recommend criteria to govern the allocation of expenses among funds and between funds and their service providers; and to review the allocation of actual expenses on the basis of such criteria.
  . To review and approve the terms and amount of joint directors' and officers' errors and omissions insurance coverage with respect to the Funds and Portfolios, including the criteria by which the premium payable under any such policies shall be allocated among funds and other parties insured thereunder.
  . To consider and make recommendations to the Board of Trustees with respect to all matters involving an actual or potential conflict of interest between the interests of Eaton Vance or any of its affiliated companies, on the one hand, and the Funds and Portfolios, on the other hand.
  . To make recommendations to the Board of Trustees with respect to any other matter appropriate for review by those Trustees who are not "interested persons" of the Trust and the Portfolios or of the investment adviser or sub-adviser, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee of the Trust and the Portfolios.
  . To act on such other matters as may be delegated to the Subcommittee by the Special Committee from time to time.

The members of the Contract Review Subcommittee are Messrs. Hayes (Chairman), Park, Pearlman and Reamer. During the fiscal year ended December 31, 2003, the Special Committee convened five times.

In considering the renewal of the investment advisory  agreement(s)  between the
Portfolios  and  the  investment  adviser,   the  Contract  Review  Subcommittee
considered, among other things, the following:

  .  An independent report comparing fees (in the case of a renewal);
  . Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;
  . Sales and redemption data in respect of the Fund (in the case of a renewal);
  . The economic outlook and the general investment outlook in the relevant investment markets;
  . Eaton Vance's results and financial condition and the overall organization of the investment adviser;
  .  Arrangements regarding the distribution of Fund shares;
  .  The procedures used to determine the fair value of each Fund's assets;

  . The allocation of brokerage, including allocations of soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;

  . Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;
  . The resources devoted to compliance efforts undertaken by Eaton Vance and Fox on behalf of the fund(s) it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;
  . The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and
  . Operating expenses (including transfer agency expenses) paid to third parties.

In evaluating the investment advisory agreements between Eaton Vance and the Portfolios, the Contract Review Subcommittee also considered information relating to the education, experience and number of investment professionals and other Eaton Vance personnel whose responsibilities include portfolio management or, in the case of Small-Cap Value Fund, supervising the sub-adviser's activities. The Contract Review Subcommittee evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

The Contract Review Subcommittee also considered the business reputation of the investment adviser, its financial resources and professional liability insurance coverage and concluded that the investment adviser would be able to meet any reasonably foreseeable obligations under the investment advisory agreement. In addition, the Contract Review Subcommittee received information concerning the procedures by which the investment adviser allocates trades among its various investment advisory clients and executes portfolio transactions at prices which are advantageous to the Portfolio and at reasonably competitive commission rates. In connection with this, the Contract Review Subcommittee also considered the benefits the investment adviser may receive in the form of services from brokers who execute portfolio transactions for the Portfolio.

When reviewing the sub-advisory agreement for Small-Cap Value Fund, the Trustees also reviewed information relating to the education, experience and number of investment professionals and other personnel of the sub-adviser who would provide services under the sub-advisory agreements. The Contract Review Subcommittee took into account the resources available to the sub-adviser in fulfilling its duties under the sub-advisory agreements. The Contract Review Subcommittee noted the sub-adviser's experience in managing equity portfolios.

In addition to the factors mentioned above, the Contract Review Subcommittee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolios. The Contract Review Subcommittee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolios. The Contract Review Subcommittee also considered profit margins of Eaton Vance and Fox in comparison with available industry data.

The Contract Review Subcommittee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Contract Review Subcommittee. In assessing the information provided by Eaton Vance and its affiliates, the Contract Review Subcommittee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Contract Review Subcommittee concluded that the renewal of the investment advisory agreements, including the fee structure (described herein) is in the interests of shareholders. The Contract Review Subcommittee followed the same deliberations when reviewing the sub-advisory agreements for Small-Cap Value Fund.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2003.

                                                                      Dollar Range of Equity Securities Owned by
                                                                      ------------------------------------------
                                          Jessica M.     James B.      Samuel L.     William H.    Ronald A.    Norton H.   Lynn A.
                                          Bibliowicz      Hawkes         Hayes          Park       Pearlman      Reamer     Stout
Fund Name                                    (1)           (1)            (2)           (2)           (2)          (2)       (2)
---------                                 ----------      -------      --------      ----------    --------     ---------   -------
Balanced Fund                                None    $10,001-$50,000     None           None         None         None       None
Large-Cap Core Fund                          None         None           None           None         None         None       None
Large-Cap Value Fund                         None         None           None           None         None         None       None
Small-Cap Growth Fund                        None         None     $10,001-$50,000(3)   None         None         None       None
Small-Cap Value Fund                         None         None           None           None         None         None       None
Special Equities Fund                        None         None           None           None         None         None       None
Utilities Fund                               None         None           None           None         None         None       None
Aggregate Dollar Range of Equity Securities
Owned in all Registered Funds Overseen by   $10,001-      over           over           over         over         over     $50,001-
Trustee in the Eaton Vance Family of Funds   50,000     $100,000       $100,000       $100,000     $100,000     $100,000   $100,000

(1) Interested Trustees. Ms. Bibliowicz resigned as a Trustee effective April 15, 2004.
(2)  Noninterested Trustees.
(3) Includes shares which may be deemed to be beneficially owned through a Trustee Deferred Compensation Plan.

As of December 31, 2003, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2002 and December 31, 2003, no noninterested Trustee (or their immediate family members) had:

  1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

  2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

  3. Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD;
     (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2002 and December 31, 2003, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.

Trustees of each Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by a Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on a Portfolio's assets, liabilities, and net income per share, and will not obligate a Portfolio to retain the services of any Trustee or obligate a Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor any Portfolio has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and the Portfolios are paid by the Funds (and other series of the Trust) and the Portfolios, respectively. (A Trustee of the Trust and the Portfolios who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolios). During the fiscal year ended December 31, 2003, the Trustees of the Trust and the Portfolios earned the following compensation in their capacities as Trustees from the Trust and the Portfolios. For the year ended December 31, 2003, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

 Source of                      Jessica M.     Samuel L.    William H.       Ronald A.      Norton H.     Lynn A.
Compensation                   Bibliowicz(8)     Hayes        Park(3)         Pearlman       Reamer      Stout(4)
------------                   -------------   ---------    ----------       --------       --------     --------
Trust(2)                        $  3,150       $  3,228     $ 1,474          $ 1,362        $  3,008     $  3,204
Capital Growth Portfolio           1,399          1,826         874              717           1,691        1,552
Investment Grade Income                                                                        1,440        1,274
  Portfolio                        1,120          1,557         683              545
Large-Cap Core Portfolio              23             22          16               14              21           23
Large-Cap Value Portfolio          2,895          3,261       1,782            1,549           3,033        3,038
Small-Cap Growth Portfolio            32             30          16               14              28           31
Small-Cap Value Portfolio            596            821         383              344             756          709
Special Equities Portfolio         2,996          3,351       1,782            1,549           3,117        3,131
Utilities Portfolio              160,000        183,750      98,333(5)(6)     85,000(5)      170,833      167,500(7)
Trust and Fund Complex

(1) As of May 1, 2004, the Eaton Vance fund complex consists of 197 registered investment companies or series thereof.
(2)  The Trust consisted of 11 Funds as of December 31, 2003.
(3) Includes deferred compensation as follows: Capital Growth - $874; Investment Grade Income - $683; Large-Cap Core - $16; Large-Cap Value - $1,782; Small-Cap Growth - $16; Special Equities - $383; and Utilities - $1,782.
(4) Includes deferred compensation as follows: Capital Growth - $335; Investment Grade Income - $267; Large-Cap Core - $6; Large-Cap Value $697; Small-Cap Growth - $7; Special Equities - $177; and Utilities - $712.
(5)  Messrs. Park and Pearlman became Trustees in June of 2003.
(6)  Includes $60,920 of deferred compensation.
(7)  Includes $23,250 of deferred compensation.
(8)  Ms. Bibliowicz resigned as a Trustee effective April 15, 2004.

Organization. Each Fund is a series of the Trust, which was established under Massachusetts law on March 27, 1989 and is operated as an open-end management investment company. Prior thereto, the Trust existed as a Massachusetts corporation organized on October 11, 1967. Prior to March 7, 2000, Balanced Fund invested all of its assets in one investment company, Balanced Portfolio. On May 1, 2002, Small-Cap Growth Fund changed its name from "Eaton Vance Small Company Growth Fund" to "Eaton Vance Small-Cap Growth Fund", and added Class B and Class C shares, and Large-Cap Value Fund changed its name from "Eaton Vance Growth & Income Fund" to "Eaton Vance Large-Cap Value Fund". On May 1, 2000, Small-Cap Growth Fund changed its name from "Eaton Vance Emerging Growth Fund" to "Eaton Vance Small Company Growth Fund" and prior to May 1, 1999, Small-Cap Growth Fund was known as "EV Traditional Emerging Growth Fund". Prior to May 1, 2004, Small-Cap Value Fund invested all of its assets in one investment company, Small-Cap Value Portfolio.

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes

(such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

Each Portfolio was organized as a trust under the laws of the state of New York on May 1, 1992 - Large-Cap Value, Special Equities and Utilities Portfolios, February 28, 2000 - Capital Growth, Small-Cap Growth and Investment Grade Income Portfolios and June 18, 2002 - Large-Cap Core Portfolio and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

A Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

Proxy Voting Policy. The Boards of Trustees of the Trust and Portfolios have adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to each Fund's and Portfolio's investment adviser and subadviser and adopted the investment adviser and subadviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review each Fund's and Portfolio's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between each Fund's shareholders and the investment adviser and subadviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser and subadviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Boards' Special Committee or a sub-committee thereof except as contemplated under the Fund Policy. The Boards' Special Committee or a sub-committee thereof will instruct the investment adviser and subadviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser and subadviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment adviser and subadviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser and subadviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.

In addition, the investment adviser and subadviser will monitor situations that may result in a conflict of interest between each Fund's shareholders and the investment adviser and subadviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser and subadviser's personnel responsible for reviewing and voting proxies on behalf of each Fund and Portfolio will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser and subadviser identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policies or the investment adviser and subadviser will seek instruction on how to vote from the Special Committee. Effective August 31, 2004, information on how each Fund and Portfolio voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of each Portfolio and Small-Cap Value Fund and provides related office facilities and personnel subject to the supervision of the Portfolio's and Small-Cap Value Fund's Board of Trustees. The investment adviser (or, in the case of Small-Cap Value Fund, with respect to certain matters, the sub-adviser) furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio or Small-Cap Value Fund and what portion, if any, of the Portfolio's and Small-Cap Value Fund's assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio and Small-Cap Value Fund who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that Capital Growth Portfolio, Investment Grade Income Portfolio, Large-Cap Value Portfolio and Special Equities Portfolio pay the investment adviser, see the prospectus. The following table sets forth the net assets of the foregoing Portfolios at December 31, 2003 and the advisory fees paid during the three fiscal years ended December 31, 2003.

                                                      Advisory Fee Paid for Fiscal Years Ended
                                                      ----------------------------------------
       Portfolio             Net Assets at 12/31/03    12/31/03       12/31/02        12/31/01
       ---------             ----------------------    --------       --------        --------
     Capital Growth               $ 88,195,359        $  813,710     $  879,868      $  996,051
Investment Grade Income             91,643,999           574,410        574,909         629,144
    Large-Cap Value                642,882,962         2,641,198      1,940,419       1,428,222
    Special Equities                55,818,103           324,831        399,917         529,705


BMR has agreed to reduce the management fee payable by Utilities Portfolio under the Investment Advisory Agreement as follows:

                                               Annualized Fee Rate        Contractual
 Average Daily Net Assets for the Month          After Reduction      Annualized Fee Rate
 --------------------------------------        -------------------    -------------------
 Up to $500 million                                  0.6500%               0.7500%
 $500 million but less than $1 billion               0.6250%               0.6875%
 $1 billion but less than $1.5 billion               0.6000%               0.6250%
 $1.5 billion but less than $2 billion               0.5500%               0.5625%
 $2 billion but less than $3 billion                 0.5000%               0.5000%
 $3 billion and over                                 0.4375%               0.4375%


At December 31, 2003, the Utilities Portfolio had net assets of $458,338,561. For the fiscal years ended December 31, 2003, December 31, 2002 and December 31, 2001, the Portfolio paid advisory fees of $2,476,178, $2,376,627 and $3,208,204, respectively.

Under its investment advisory agreement, Small-Cap Growth Portfolio pays BMR an investment advisory fee as follows:

                                         Annualized Fee Rate
Average Daily Net Assets for the Month     (for each level)
--------------------------------------   -------------------
Up to $500 million                             0.7500%
$500 million but less than $1 billion          0.6875%
$1 billion but less than $1.5 billion          0.6250%
$1.5 billion but less than $2 billion          0.5625%
$2 billion but less than $3 billion            0.5000%
$3 billion and over                            0.4375%


At December 31, 2003, Small-Cap Growth Portfolio had net assets of $27,919,705. For the fiscal years ended December 31, 2003, December 31, 2002 and December 31, 2001, the Portfolio paid advisory fees of $174,289, $142,623 and $94,810, respectively.

For a description of the compensation that Small-Cap Value Fund pays the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed as follows:

                                              Annual Fee Rate
Average Daily Net Assets for the Month        (for each level)
--------------------------------------        ----------------
$500 million but less than $1 billion             0.9375%
$1 billion but less than $2.5 billion             0.8750%
$2.5 billion but less than $5 billion             0.8125%
$5 billion and over                               0.7500%

Pursuant  to the  Investment  Sub-Advisory  Agreement  between BMR and Fox Asset
Management Inc. ("Fox"), BMR pays the following compensation to Fox for providing sub-advisory services to Small-Cap Value Fund:

                                                          Annual Fee Rate
Average Daily Net Assets for the Month                    (for each level)
--------------------------------------                    ----------------
up to $500 million                                            0.75000%
$500 million but less than $1 billion                         0.71875%
$1 billion but less than $2.5 billion                         0.68750%
$2.5 billion but less than $5 billion                         0.65625%
$5 billion and over                                           0.62500%

Prior to May 1, 2004, Small-Cap Value Fund invested all of its assets in Small-Cap Value Portfolio. At December 31, 2003, Small-Cap Value Portfolio had net assets of $7,472,744. For the fiscal year ended December 31, 2003, the advisory fee amounted to $38,876. For the period from the start of business, June 28, 2002, to December 31, 2002, the advisory fee amounted to $2,719. For the fiscal year ended December 31, 2003 and for the period from the start of business, June 28, 2002, to December 31, 2002, Eaton Vance was allocated $23,399 and $31,802, respectively, of Small-Cap Value Portfolio's operating expenses. In addition, BMR paid Fox sub-advisory fees of $29,150 and $2,035 for the fiscal year end December 31, 2003 and for the period from the start of business, June 28, 2002, to December 31, 2002, respectively.

For a description of the compensation that Large-Cap Core Portfolio pays the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over, the annual fee is reduced and the advisory fee is computed as follows:

                                              Annual Fee Rate
Average Daily Net Assets for the Month        (for each level)
--------------------------------------        ----------------
$500 million but less than $1 billion              0.625%
$1 billion but less than $2.5 billion              0.600%
$2.5 billion and over                              0.575%

At December 31, 2003, Large-Cap Core Portfolio had net assets of $17,579,205. For the fiscal year ended December 31, 2003 and for the period from the start of business, September 9, 2002, to December 31, 2002, Large-Cap Core Portfolio paid advisory fees of $66,929 and $5,456, respectively.

Each Investment Advisory Agreement and the Investment Sub-Advisory Agreement for Small-Cap Value Fund with an investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of Eaton Vance and Fox cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of Eaton Vance and Fox or by vote of a majority of the outstanding voting securities of the Portfolio. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of Portfolio, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser or sub-adviser may render services to others. Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund. Large-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund are each authorized to pay Eaton Vance a fee in the amount of 0.15% of average daily net assets for providing administrative services to the Fund. Eaton Vance does not currently receive a fee for serving as administrator of the other Funds. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

The following table sets forth the net assets of Large-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund at December 31, 2003 and the administration fees paid during the three fiscal years ended December 31, 2003.

                                                      Administration Fee Paid for Fiscal Years Ended
      Fund                 Net Assets at 12/31/03      12/31/03        12/31/02           12/31/01
      ----                 ----------------------      --------        --------           --------
Large-Cap Core Fund(1)           $17,622,304           $15,444         $1,215(4)            N/A
Small-Cap Growth Fund(2)          15,779,435                63              0                 0
Small-Cap Value Fund(3)            7,473,960             5,685            341(5)            N/A

(1) For the year ended December 31, 2003 and for the period fromthe start of business, September 9, 2002, to December 31, 2002. In addition, the Administrator was allocated $140,348 and $70,203 of Fund expenses during the year ended December 31, 2003 and for the period from the start of business, September 9, 2002, to December 31, 2002, respectively.
(2) For the years ended December 31, 2003, 2002 and 2001, absent a fee reduction, Small-Cap Growth Fund would have paid Eaton Vance $19,256, $15,772 and $8,504, respectively. For the fiscal years ended December 31, 2003, 2002 and 2001, Eaton Vance was allocated $84,677, $75,236 and
     $51,336, respectively of Small-Cap Growth Fund's operating expenses.
(3) For the year ended December 31, 2003 and for the period from the start of business, June 28, 2002, to December 31, 2002. In addition, the Administrator was allocated $92,291 and $53,685 of Fund expenses during the year ended December 31, 2003 and for the period from the start of business, June 28, 2002, to December 31, 2002, respectively.
(4) For the period from the start of business, September 9, 2002, to December 31, 2002.
(5) For the period from the start of business, June 28, 2002, to December 31, 2002.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of each Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to each Fund); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from each Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds. Each Fund will pay a pro-rata share of such fee. For the fiscal year ended December 31, 2003, the transfer agent accrued for or paid the following to Eaton Vance for sub-transfer agency services performed on behalf of each Fund:

 Balanced   Large-Cap Core  Large-Cap Value  Small-Cap Growth  Small-Cap Value  Special Equities   Utilities
 $27,299    $1,371          $47,359          $3,319                 $693            $13,049        $36,177

Information About Fox. Fox, an indirect majority-owned subsidiary of Eaton Vance, is a New Jersey-based registered investment adviser that manages equity, fixed-income and balanced portfolios. The Senior Managing Director of Fox is George C. Pierides. J. Peter Skirkanich is President and Chief Investment Officer. Fox's address is 44 Sycamore Avenue, Little Silver, New Jersey.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR and Eaton Vance are indirect subsidiaries of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., Vincent M. O'Reilly, Winthrop H. Smith, Jr. and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott
H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance).
The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. Each investment adviser and each Fund and each Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held or eligible for purchase by a Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Expenses. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B, Class C and/ or Class R shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B, Class C and/or Class R shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is an indirect, wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and Portfolio. IBT has custody of all cash and securities representing a Fund's interest in a Portfolio, has custody of each Portfolio's and Small-Cap Value Fund's assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Portfolio's and Small-Cap Value Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

Independent Accountants. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent accountants for Large-Cap Core Fund and Eaton Vance Small-Cap Value Fund and their respective Portfolios, and PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110, is the independent accountants for Balanced Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Special Equities
Fund and Utilities Fund and their respective Portfolios. The independent accountants provide audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC Inc., P.O. Box 9653, Providence, Rhode Island 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of each Portfolio and Fund is computed by IBT (as agent and custodian for each Portfolio and Fund) by subtracting the liabilities of the Portfolio and Fund from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees of each Portfolio and Small-Cap Value Fund have established the following procedures for the fair valuation of the Portfolio's and Small-Cap Value Fund's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale price on the day of valuation or, if there were no sales that day, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Marketable securities listed in the NASDAQ National Market System generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Exchange-traded options are valued at the last sale price on the day of the valuation as quoted on the principal exchange or board of trade on which the options are traded, or in the absence of sales on such date, at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The daily valuation of foreign equity securities held by a Portfolio generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. A Portfolio and Small-Cap Value Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currency held by a Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

                        PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Class R Share Purchases. Class R shares are available for purchase by clients of financial intermediaries who charge an advisory, management or consulting or similar fee for their services; accounts affiliated with those financial intermediaries; and in connection with certain tax-sheltered retirement plans and Individual Retirement Account rollover accounts. Detailed information concerning tax-sheltered plans eligible to purchase Class R shares, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B, Class C and/or Class R Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Fund or Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities (withdrawn from the Portfolio, if applicable). The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Information Regarding Market Timing and Excessive Trading. The Funds are not intended for market timing or excessive trading. These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if a Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. The Funds and the principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

The Funds and the principal underwriter have provided guidance concerning the Funds' market timing and excessive trading policies with respect to Fund shares held in accounts maintained and administered by financial intermediaries (such as banks, broker-dealers and retirement plan administrators). These guidelines include standards indicating situations where market timing or excessive trading are considered to be potentially detrimental to the Funds. The Funds and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the guidelines to accounts under their control.

                                  SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased by an individual, his or her spouse and their children under the age of twenty-one, including shares held in trust or fiduciary accounts for the benefit of any such persons, will be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares held for eight years (the "holding period") automatically convert to the Fund's Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares are considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account also converts to Class A shares. This portion is determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Tax-Deferred Retirement Plans. Class A, Class C and Class R shares are available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution and Service Plans

The Trust has in effect a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that Class A shares of each Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Class A service fees are paid quarterly in arrears. For the service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for each Fund's Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing
(i) sales commissions equal to 5% (in the case of Class B of each Fund except Large-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund) and 6.25% (in the case of Class C of each Fund and Class B of Large-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund) of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares.

The Trust also has in effect a compensation-type Distribution Plan (the "Class R Plan") pursuant to Rule 12b-1 under the 1940 Act for the Large-Cap Value Fund's Class R shares. The Class R Plan provides for the payment of a monthly distribution fee to the principal underwriter of up to 0.50% of average daily net assets attributable to Class R shares. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares. Aggregate payments to the principal underwriter under the Class R Plan are limited to those permitted pursuant to a rule of the NASD. The Class R Plan also provides that Class R shares will pay a service fee to the principal underwriter in an amount equal on an annual basis up to 0.25% of that portion of average daily net assets attributable to Class R shares for personal services and/or the maintenance of shareholder accounts. Service fees are paid quarterly in arrears.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

The Class B and Class C Plans also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on: June 23, 1997 for Balanced, Large-Cap Value, Small-Cap Growth, Special Equities and Utilities Funds; March 18, 2002 for Small-Cap Value Fund; June 18, 2002 for Large-Cap Core Fund; and June 16, 2003 for the Class R Plan of Large-Cap Value Fund. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C and Appendix D.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. A Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended December 31, 2003.

Because each Fund (except Small-Cap Value Fund) invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for each Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. A Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

A Portfolio's and Small-Cap Value Fund's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio or Small-Cap Value Fund, defer Portfolio and Small-Cap Value Fund losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject a Portfolio or Small-Vap Value Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

Each Portfolio and Small-Cap Value Fund may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of a Portfolio and Small-Cap Value Fund will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends allocated by the Portfolio to the Fund and received by a Fund shareholder to be qualified dividend income, each Portfolio must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to each Fund's shares. A dividend will not be treated as qualified dividend income (at either the Portfolio or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or
(4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established security market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company. In general, distributions of investment income designated by each Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund's shares. In any event, if the aggregate qualified dividends received by each Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than property designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

A portion of distributions made by a Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Certain investments of a Portfolio and Small-Cap Value Fund may bear original issue discount or market discount for tax purposes, which will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by such Portfolio or Small-Cap Value Fund and, in order to avoid a tax payable by a Fund which invests in such Portfolio, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to shareholders.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual's TIN is generally his or her social security number.

Under recently enacted Treasury regulations, if a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR, each Portfolio's investment adviser or, in the case of Small-Cap Value Fund, Fox, as that Fund's sub-adviser. As used below, "investment adviser" refers to BMR and Fox, as applicable. Each Portfolio and Small-Cap Value Fund are responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer ("Third Party Research Services"). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The relationship between commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services and the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the "Third Party Research Services Payment Ratio."

Consistent with the foregoing practices, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. Each Portfolio, Small-Cap Value Fund and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities.

Research Services received by the investment adviser include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

The investment adviser has agreed to reduce each Portfolio's and Small-Cap Value Fund's advisory fee in connection with Third Party Research Services whose cost is borne by a Portfolio or the Fund through commissions on portfolio transactions. Specifically, whenever a Portfolio or the Fund executes a portfolio transaction with a broker-dealer and the associated commission is consideration for Third Party Research Services, the advisory fee paid by the

Portfolio or the Fund to the investment adviser will be reduced by dividing the commission payment associated with the transaction by the applicable Third Party Research Services Payment Ratio.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services ("Proprietary Research Services"). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by the Portfolios and Small-Cap Value Fund will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for a Portfolio or Small-Cap Value Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio or Small-Cap Value Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Portfolio or Small-Cap Value Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Portfolio or Small-Cap Value Fund from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by each Portfolio during the three fiscal years ended December 31, 2003, as well as the amount of a Portfolio's security transactions for the most recent fiscal year that were directed to firms, which provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                                                                                             Commissions Paid
                                                                                  Amount of Transactions      on Transactions
                                                                                    Directed to Firms        Directed to Firms
                         Brokerage Commissions Paid for the Fiscal Year Ended       Providing Research       Providing Research
                         ----------------------------------------------------     ----------------------     ------------------
      Portfolio             12/31/03           12/31/02            12/31/01              12/31/03                12/31/03
      ---------             --------           --------            --------              --------                --------
Capital Growth             $1,333,589         $1,576,925          $  606,952          $467,529,375             $1,020,616
Investment Grade
Income                             -0-                -0-                 -0-                   -0-                    -0-
Large-Cap Core                 21,036              5,033**               N/A             1,428,378                  3,218
Large-Cap Value               850,051          1,664,020             547,945           381,035,092                537,135
Small-Cap Growth*             279,939            193,541               9,563            89,978,889                201,113
Small-Cap Value***             11,629              4,763**               N/A               157,854                    350
Special Equities              620,765            565,426              48,541           202,496,927                454,434
Utilities                   1,407,577          1,749,458           2,018,783           516,937,890              1,020,215

* The increase in brokerage commissions paid by the Portfolio during the most recent fiscal year resulted from increased volatility in the equity markets and/or modification of sector weightings during the year.
** For the period from the start of business, September 9, 2002 for Large-Cap Core Portfolio and June 28, 2002 for Small-Cap Value Portfolio, to December 31, 2002.
*** Prior to May 1, 2004, Small-Cap Value Fund invested all of its assets in Small-Cap Value Portfolio.

                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent auditors' report for, the Funds and certain Portfolios, appear in the Funds' most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of each Fund's annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended December 31, 2003, as previously filed electronically with the SEC:

                            Eaton Vance Balanced Fund
                      (Accession No. 0001047469-04-007047)
                            Capital Growth Portfolio
                      (Accession No. 0001047469-04-007048)
                        Investment Grade Income Portfolio
                      (Accession No. 0001047469-04-007052)

                         Eaton Vance Large-Cap Core Fund
                            Large-Cap Core Portfolio
                      (Accession No. 0001047469-04-007100)
                        Eaton Vance Large-Cap Value Fund
                            Large-Cap Value Portfolio
                      (Accession No. 0001047469-04-006874)
                        Eaton Vance Small-Cap Growth Fund
                           Small-Cap Growth Portfolio
                      (Accession No. 0001047469-04-006877)
                        Eaton Vance Small-Cap Value Fund
                            Small-Cap Value Portfolio
                      (Accession No. 0001047469-04-006748)
                        Eaton Vance Special Equities Fund
                           Special Equities Portfolio
                      (Accession No. 0001047469-04-007094)
                           Eaton Vance Utilities Fund
                               Utilities Portfolio
                      (Accession No. 0001047469-04-006914)

                                                                      APPENDIX A

                     CLASS A FEES, PERFORMANCE & OWNERSHIP

Sales Charges, Service Fees and Repurchase Transaction Fees. For the fiscal year ended December 31, 2003, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total service fees paid by each Fund, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                                                                                                   Repurchase
                                                                                       Service    Transaction
                     Total         Sales        Sales          CDSC                     Fees         Fees
                     Sales      Changes to    Changes to      Paid to      Total      Paid to       Paid to
                    Charges     Investment     Principal     Principal    Service    Investment    Principal
  Fund               Paid        Dealers      Underwriter   Underwriter  Fees Paid     Dealers    Underwriter
---------           -------     ----------    -----------   -----------  ---------   ----------   ------------
Balanced            $148,148      $126,482       $21,666       $0        $327,530     $157,137       $2,115
Large-Cap Core        63,189        54,502         8,687       10          12,558        2,676          285
Large-Cap Value      839,749       731,406       108,343        0         596,325      262,229            0
Small-Cap Growth      44,006        37,531         6,475        0          25,399       15,675        1,233
Small-Cap Value       25,604        22,009         3,595        0           5,853          515           75
Special Equities      11,356         9,865         1,491        0         107,327       56,243            0
Utilities            751,841       657,393        94,448        0         770,337      624,624         6,893

For the fiscal years ended December 31, 2002 and December 31, 2001, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to investment dealers.


                     December 31, 2002     December 31, 2002      December 31, 2001      December 31, 2001
                        Total Sales        Sales Charges to          Total Sales         Sales Charges to
Fund                  Charges Paid       Principal Underwriter      Charges Paid       Principal Underwriter
----                 ----------------    ---------------------    -----------------    ---------------------
Balanced                 $128,059              $ 15,864               $ 91,134                 $13,117
Large-Cap Core              6,481*                  802*                   - 0 -                   - 0 -
Large-Cap Value           844,418               118,176                549,435                  77,077
Small-Cap Growth          153,904                19,174                188,399                  24,919
Small-Cap Value             1,256*                  208*                   - 0 -                   - 0 -
Special Equities           39,187                 5,479                 62,651                   7,890
Utilities                 224,704                31,598                270,948                  39,736


* For the period from the start of business, September 9, 2002 for Large-Cap Core Fund and June 28, 2002 for Small-Cap Value Fund, to December 31, 2002.


Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

BALANCED FUND                                                                          Length of Period Ended December 31, 2003
Average Annual Total Return:                                                           One Year        Five Years     Ten Years
----------------------------                                                           --------        ----------     ---------
Before Taxes and Excluding Maximum Sales Charge                                         22.04%           0.60%          7.47%
Before Taxes and Including Maximum Sales Charge                                         15.12%          -0.60%          6.83%
After Taxes on Distributions and Excluding Maximum Sales Charge                         21.77%          -0.93%          4.85%
After Taxes on Distributions and Including Maximum Sales Charge                         14.86%          -2.10%          4.23%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          14.38%          -0.10%          5.18%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge           9.88%          -1.10%          4.62%

LARGE-CAP CORE FUND                                                                    Length of Period Ended December 31, 2003
Average Annual Total Return:                                                           One Year*                  Life of Fund*
----------------------------                                                           ---------                  -------------
Before Taxes and Excluding Maximum Sales Charge                                         23.53%                        17.77%
Before Taxes and Including Maximum Sales Charge                                         16.45%                        12.57%
After Taxes on Distributions and Excluding Maximum Sales Charge                         23.53%                        17.77%
After Taxes on Distributions and Including Maximum Sales Charge                         16.45%                        12.57%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          15.30%                        15.16%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge          10.69%                        10.71%
    The Fund commenced operations of Class A shares on September 9, 2002.

LARGE-CAP VALUE FUND                                                                   Length of Period Ended December 31, 2003
Average Annual Total Return:                                                           One Year        Five Years     Ten Years
----------------------------                                                           --------        ----------     ---------
Before Taxes and Excluding Maximum Sales Charge                                         23.30%           4.63%         11.83%
Before Taxes and Including Maximum Sales Charge                                         16.20%           3.39%         11.17%
After Taxes on Distributions and Excluding Maximum Sales Charge                         23.09%           3.19%          9.06%
After Taxes on Distributions and Including Maximum Sales Charge                         16.00%           1.97%          8.42%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          15.38%           3.36%          8.86%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge          10.75%           2.30%          8.26%

SMALL-CAP GROWTH FUND                                                                  Length of Period Ended December 31, 2003
Average Annual Total Return:                                                          One Year*        Five Year*    Life of Fund*
----------------------------                                                          ---------        ----------    -------------
Before Taxes and Excluding Maximum Sales Charge                                        30.20%            7.01%          9.82%
Before Taxes and Including Maximum Sales Charge                                        22.74%            5.75%          8.90%
After Taxes on Distributions and Excluding Maximum Sales Charge                        30.20%            4.56%          7.44%
After Taxes on Distributions and Including Maximum Sales Charge                        22.74%            3.33%          6.53%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         19.63%            5.14%          7.51%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         14.78%            4.05%          6.69%
    The Fund commenced operations on January 2, 1997.

SMALL-CAP VALUE FUND                                                                   Length of Period Ended December 31, 2003
Average Annual Total Return:                                                           One Year*                   Life of Fund*
----------------------------                                                           ---------                   -------------
Before Taxes and Excluding Maximum Sales Charge                                         32.71%                         13.14%
Before Taxes and Including Maximum Sales Charge                                         25.13%                          8.79%
After Taxes on Distributions and Excluding Maximum Sales Charge                         32.71%                         13.14%
After Taxes on Distributions and Including Maximum Sales Charge                         25.13%                          8.79%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          21.26%                         11.22%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge          16.34%                          7.50%
    The Fund commenced operations of Class A shares on June 28, 2002.

SPECIAL EQUITIES FUND                                                                  Length of Period Ended December 31, 2003
Average Annual Total Return:                                                           One Year       Five Years      Ten Years
----------------------------                                                           --------       ----------      ---------
Before Taxes and Excluding Maximum Sales Charge                                         30.95%          -2.85%          4.67%
Before Taxes and Including Maximum Sales Charge                                         23.51%          -4.00%          4.06%
After Taxes on Distributions and Excluding Maximum Sales Charge                         30.95%          -4.41%          1.91%
After Taxes on Distributions and Including Maximum Sales Charge                         23.51%          -5.54%          1.31%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          20.12%          -2.52%          3.00%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge          15.28%          -3.48%          2.47%

UTILITIES FUND                                                                         Length of Period Ended December 31, 2003
Average Annual Total Return:                                                           One Year       Five Years      Ten Years
----------------------------                                                           --------       ----------      ---------
Before Taxes and Excluding Maximum Sales Charge                                         25.92%          6.01%           8.71%
Before Taxes and Including Maximum Sales Charge                                         18.71%          4.76%           8.06%
After Taxes on Distributions and Excluding Maximum Sales Charge                         25.30%          3.38%           5.87%
After Taxes on Distributions and Including Maximum Sales Charge                         18.12%          2.16%           5.24%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          17.39%          4.16%           6.11%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge          12.67%          3.08%           5.54%

Control Persons and Principal Holders of Securities. At April 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Large-Cap Core Fund       Eaton Vance Management                                Boston, MA             12.5%
                          Robert W. Baird & Co. Inc.                            Milwaukee, WI          11.2%
                          EV Master Trust for Retirement Plans - Eaton Vance
                            Management Savings Plan                             Glastonbury, CT         9.7%
                          Robert W. Baird & Co. Inc.                            Milwaukee, WI           5.7%
Large-Cap Value Fund      Merrill Lynch, Pierce, Fenner & Smith, Inc.           Jacksonville, FL        6.1%
Small-Cap Growth Fund     Merrill Lynch, Pierce, Fenner & Smith, Inc.           Jacksonville, FL       10.5%
Small-Cap Value Fund      LPL Financial Services                                San Diego, CA          18.6%
                          LPL Financial Services                                San Diego, CA          13.0%
Special Equities Fund     Merrill Lynch, Pierce, Fenner & Smith, Inc.           Jacksonville, FL        5.0%
Utilities Fund            Merrill Lynch, Pierce, Fenner & Smith, Inc.           Jacksonville, FL       20.5%

The Eaton Vance Management Master Trust for Retirement Plans is the retirement and profit sharing plans sponsored by Eaton Vance and certain of its affiliated entities.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                                                                      APPENDIX B

                     CLASS B FEES, PERFORMANCE & OWNERSHIP

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended December 31, 2003, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

                                                                                                                      Repurchase
                  Commissions Paid     Distribution                                                      Service     Transaction
                    by Principal           Fee          CDSC            Uncovered                          Fees          Fees
                   Underwriter to        Paid to       Paid to         Distribution                      Paid to        Paid to
                     Investment         Principal     Principal     Charges (as a % of                  Investment     Principal
Fund                  Dealers          Underwriter   Underwriter    Class Net Assets)    Service Fees    Dealers      Underwriter
----              ----------------     -----------   -----------    ------------------   ------------   ----------   ------------
Balanced              $106,597          $293,623        $60,000       $872,000 (1.8%)      $97,851       $89,237        $2,808
Large-Cap Core          29,600            23,115          7,000         69,000 (1.3%)        7,705         5,204            38
Large-Cap Value        902,415           787,808        287,000      3,929,000 (2.9%)      262,539       194,819         6,790
Small-Cap Growth        21,235             8,100          2,000         74,000 (3.0%)        2,699         1,777            78
Small-Cap Value         20,063             5,318          3,000         56,000 (3.6%)        1,783           788            53
Special Equities         9,745            37,588         12,000        313,000 (5.9%)       12,526        11,246           375
Utilities              713,749           409,311         94,000      1,253,000 (1.8%)      136,414        97,592         2,523

Performance Information. The tables below indicate the cumulative and average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 for all Funds except Large-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund reflects the total return of a predecessor to Class B. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class A, adjusted to reflect the Class B CDSC. Total return of Small-Cap Growth Fund prior to May 7, 2003 reflects the total return of Class A (adjusted for the Class B CDSC). The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class B total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.


About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

BALANCED FUND                                                                           Length of Period Ended December 31, 2003
Average Annual Total Return:                                                           One Year       Five Years       Ten Years
----------------------------                                                           --------       ----------       ---------
Before Taxes and Excluding Maximum Sales Charge                                         21.30%          -0.17%          6.50%
Before Taxes and Including Maximum Sales Charge                                         16.30%          -0.50%          6.50%
After Taxes on Distributions and Excluding Maximum Sales Charge                         21.30%          -1.02%          5.06%
After Taxes on Distributions and Including Maximum Sales Charge                         16.30%          -1.37%          5.06%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          13.86%          -0.47%          4.99%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge          10.61%          -0.75%          4.99%
    Predecessor Fund commenced operations on November 2, 1993.

LARGE-CAP CORE FUND                                                                     Length of Period Ended December 31, 2003
Average Annual Total Return:                                                           One Year*                    Life of Fund*
----------------------------                                                           ---------                    -------------
Before Taxes and Excluding Maximum Sales Charge                                         22.60%                         16.83%
Before Taxes and Including Maximum Sales Charge                                         17.60%                         13.17%
After Taxes on Distributions and Excluding Maximum Sales Charge                         22.60%                         16.83%
After Taxes on Distributions and Including Maximum Sales Charge                         17.60%                         13.17%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          14.69%                         14.35%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge          11.44%                         11.23%
    The Fund commenced operations of Class B shares on September 9, 2002.

LARGE-CAP VALUE FUND                                                                   Length of Period Ended December 31, 2003
Average Annual Total Return:                                                           One Year      Five Years       Ten Years
----------------------------                                                           --------      ----------       ---------
Before Taxes and Excluding Maximum Sales Charge                                         22.36%          3.82%           10.73%
Before Taxes and Including Maximum Sales Charge                                         17.36%          3.50%           10.73%
After Taxes on Distributions and Excluding Maximum Sales Charge                         22.28%          2.78%            9.36%
After Taxes on Distributions and Including Maximum Sales Charge                         17.28%          2.43%            9.36%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          14.62%          2.88%            8.85%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge          11.37%          2.59%            8.85%
    Predecessor Fund commenced operations on August 17, 1994.

SMALL-CAP GROWTH FUND                                                                   Length of Period Ended December 31, 2003
Average Annual Total Return:                                                           One Year*      Five Years*    Life of Fund*
----------------------------                                                           ---------      -----------    -------------
Before Taxes and Excluding Maximum Sales Charge                                         29.23%          6.52%           9.46%
Before Taxes and Including Maximum Sales Charge                                         24.23%          6.22%           9.46%
After Taxes on Distributions and Excluding Maximum Sales Charge                         29.23%          5.07%           8.10%
After Taxes on Distributions and Including Maximum Sales Charge                         24.23%          4.75%           8.10%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          19.00%          5.84%           8.32%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge          15.75%          5.58%           8.32%
    The Fund commenced operations of Class B Shares on May 7, 2002.
    Class A commenced operations on January 1, 1997.

SMALL-CAP VALUE FUND                                                                    Length of Period Ended December 31, 2003
Average Annual Total Return:                                                           One Year*                     Life of Fund*
----------------------------                                                           ---------                     -------------
Before Taxes and Excluding Maximum Sales Charge                                         31.80%                          15.08%
Before Taxes and Including Maximum Sales Charge                                         26.80%                          11.90%
After Taxes on Distributions and Excluding Maximum Sales Charge                         31.80%                          15.08%
After Taxes on Distributions and Including Maximum Sales Charge                         26.80%                          11.90%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          20.67%                          12.88%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge          17.42%                          10.15%
    The Fund commenced operations of Class B shares on July 8, 2002.

SPECIAL EQUITIES FUND                                                                   Length of Period Ended December 31, 2003
Average Annual Total Return:                                                           One Year       Five Years      Ten Years
----------------------------                                                           --------       ----------      ---------
Before Taxes and Excluding Maximum Sales Charge                                         29.95%          -3.56%          3.20%
Before Taxes and Including Maximum Sales Charge                                         24.95%          -3.89%          3.20%
After Taxes on Distributions and Excluding Maximum Sales Charge                         29.95%          -4.29%          2.26%
After Taxes on Distributions and Including Maximum Sales Charge                         24.95%          -4.63%          2.26%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          19.47%          -3.03%          2.50%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge          16.22%          -3.30%          2.50%
    Predecessor Fund commenced operations on August 22, 1994.

UTILITIES FUND                                                                         Length of Period Ended December 31, 2003
Average Annual Total Return:                                                           One Year       Five Years      Ten Years
----------------------------                                                           --------       ----------      ---------
Before Taxes and Excluding Maximum Sales Charge                                         25.03%          5.19%           7.88%
Before Taxes and Including Maximum Sales Charge                                         20.03%          4.92%           7.88%
After Taxes on Distributions and Excluding Maximum Sales Charge                         24.54%          3.12%           5.67%
After Taxes on Distributions and Including Maximum Sales Charge                         19.54%          2.82%           5.67%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          16.69%          3.72%           5.77%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge          13.44%          3.47%           5.77%
    Predecessor Fund commenced operations on November 1, 1993.

Control Persons and Principal Holders of Securities. At April 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Balanced Fund             Merrill Lynch, Pierce, Fenner & Smith, Inc.           Jacksonville, FL        6.4%
Large-Cap Core Fund       Merrill Lynch, Pierce, Fenner & Smith, Inc.           Jacksonville, FL        5.1%
Large-Cap Value Fund      Merrill Lynch, Pierce, Fenner & Smith, Inc.           Jacksonville, FL       12.7%
                          Morgan Stanley                                        Jersey City, NJ         6.1%
                          Citigroup Global Markets, Inc.                        New York, NY            5.3%
Small-Cap Growth Fund     Merrill Lynch, Pierce, Fenner & Smith, Inc.           Jacksonville, FL        9.7%
                          First Clearing Corp., Mr. Robert Feury IRA R/O        East Rutherford, NJ     8.1%
Small-Cap Value Fund      Merrill Lynch, Pierce, Fenner & Smith, Inc.           Jacksonville, FL        6.4%
Special Equities Fund     Merrill Lynch, Pierce, Fenner & Smith, Inc.           Jacksonville, FL       20.3%
                          Wachovia Securities                                   Mahwah, NJ              7.7%
                          Citigroup Global Markets, Inc.                        New York, NY            7.3%
Utilities Fund            Merrill Lynch, Pierce, Fenner & Smith, Inc.           Jacksonville, FL       20.2%
                          Citigroup Global Markets, Inc.                        New York, NY            7.4%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                                                                      APPENDIX C

                      CLASS C FEES, PERFORMANCE & OWNERSHIP

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended December 31, 2003, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

                                                                                                                      Repurchase
                  Commissions Paid     Distribution                                                      Service     Transaction
                    by Principal           Fee          CDSC            Uncovered                          Fees          Fees
                   Underwriter to        Paid to       Paid to         Distribution                      Paid to        Paid to
                     Investment         Principal     Principal     Charges (as a % of                  Investment     Principal
Fund                  Dealers          Underwriter   Underwriter    Class Net Assets)    Service Fees    Dealers      Underwriter
----              ----------------     -----------   -----------    ------------------   ------------   ----------   ------------
Balanced               $64,156            $56,272      $2,000        $1,531,000 (14.8%)    $18,757       $13,676          $418
Large-Cap Core           7,226             15,899         200           136,000 (3.6%)       5,303         1,798            70
Large-Cap Value        283,765            443,686      14,000         8,684,000 (9.8%)     147,895        62,932         2,758
Small-Cap Growth         3,996             11,719           0            99,000 (4.4%)       3,906           999           135
Small-Cap Value          2,388              5,421           0            61,000 (3.2%)       1,799           597            18
Special Equities        30,915             29,386       1,000         1,089,000 (26.1%)      9,795         6,608           708
Utilities               71,333            134,700       7,000         2,757,000 (9.7%)      44,900        16,003         1,068

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 for all Funds except Large-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund reflects the total return of a predecessor to Class C. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class A, adjusted to reflect the Class C CDSC. Total return of Small-Cap Growth Fund prior to May 3, 2003 reflects the total return of Class A (adjusted for the Class C CDSC). The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

BALANCED FUND                                                                           Length of Period Ended December 31, 2003
Average Annual Total Return:                                                           One Year       Five Years       Ten Years
----------------------------                                                           --------       ----------       ---------
Before Taxes and Excluding Maximum Sales Charge                                         21.25%          -0.20%          6.15%
Before Taxes and Including Maximum Sales Charge                                         20.25%          -0.20%          6.15%
After Taxes on Distributions and Excluding Maximum Sales Charge                         21.25%          -1.07%          4.73%
After Taxes on Distributions and Including Maximum Sales Charge                         20.25%          -1.07%          4.73%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          13.83%          -0.49%          4.72%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge          13.18%          -0.49%          4.72%
    Predecessor Fund commenced operations on November 2, 1993.

LARGE-CAP CORE FUND                                                                    Length of Period Ended December 31, 2003
Average Annual Total Return:                                                          One Year*                    Life of Fund*
----------------------------                                                          ---------                    -------------
Before Taxes and Excluding Maximum Sales Charge                                         22.58%                         16.90%
Before Taxes and Including Maximum Sales Charge                                         21.58%                         16.90%
After Taxes on Distributions and Excluding Maximum Sales Charge                         22.58%                         16.90%
After Taxes on Distributions and Including Maximum Sales Charge                         21.58%                         16.90%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          14.68%                         14.42%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge          14.03%                         14.42%
    The Fund commenced operations of Class C shares on September 9, 2002.

LARGE-CAP VALUE FUND                                                                    Length of Period Ended December 31, 2003
Average Annual Total Return:                                                           One Year       Five Years       Ten Years
----------------------------                                                           --------       ----------       ---------
Before Taxes and Excluding Maximum Sales Charge                                         22.34%          3.79%           10.51%
Before Taxes and Including Maximum Sales Charge                                         21.34%          3.79%           10.51%
After Taxes on Distributions and Excluding Maximum Sales Charge                         22.27%          2.53%            8.50%
After Taxes on Distributions and Including Maximum Sales Charge                         21.27%          2.53%            8.50%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          14.61%          2.77%            8.25%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge          13.96%          2.77%            8.25%
    Predecessor Fund commenced operations on November 4, 1994.

SMALL-CAP GROWTH FUND                                                                   Length of Period Ended December 31, 2003
Average Annual Total Return:                                                           One Year*      Five Years*   Life of Fund*
----------------------------                                                           ---------      -----------   -------------
Before Taxes and Excluding Maximum Sales Charge                                         29.12%          6.66%           9.57%
Before Taxes and Including Maximum Sales Charge                                         28.12%          6.66%           9.57%
After Taxes on Distributions and Excluding Maximum Sales Charge                         29.12%          5.21%           8.21%
After Taxes on Distributions and Including Maximum Sales Charge                         28.12%          5.21%           8.21%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          18.93%          5.95%           8.42%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge          18.28%          5.95%           8.42%
    The Fund commenced operations of Class C shares on May 3, 2002.
    Class A commenced operations on January 2, 1997.

SMALL-CAP VALUE FUND                                                                    Length of Period Ended December 31, 2003
Average Annual Total Return:                                                           One Year*                    Life of Fund*
----------------------------                                                           ---------                   -------------
Before Taxes and Excluding Maximum Sales Charge                                         31.76%                         14.67%
Before Taxes and Including Maximum Sales Charge                                         30.76%                         14.67%
After Taxes on Distributions and Excluding Maximum Sales Charge                         31.76%                         14.67%
After Taxes on Distributions and Including Maximum Sales Charge                         30.76%                         14.67%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          20.64%                         12.54%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge          19.99%                         12.54%
    The Fund commenced operations of Class C shares on July 2, 2002.

SPECIAL EQUITIES FUND                                                                   Length of Period Ended December 31, 2003
Average Annual Total Return:                                                           One Year        Five Years      Ten Years
----------------------------                                                           --------        ----------      ---------
Before Taxes and Excluding Maximum Sales Charge                                         30.12%          -3.57%          3.33%
Before Taxes and Including Maximum Sales Charge                                         29.12%          -3.57%          3.33%
After Taxes on Distributions and Excluding Maximum Sales Charge                         30.12%          -4.59%          1.46%
After Taxes on Distributions and Including Maximum Sales Charge                         29.12%          -4.59%          1.46%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          19.58%          -3.06%          2.22%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge          18.93%          -3.06%          2.22%
    Predecessor Fund commenced operations on November 17, 1994.

UTILITIES FUND                                                                          Length of Period Ended December 31, 2003
Average Annual Total Return:                                                           One Year       Five Years       Ten Years
----------------------------                                                           --------       ----------       ---------
Before Taxes and Excluding Maximum Sales Charge                                         25.03%          5.18%           7.55%
Before Taxes and Including Maximum Sales Charge                                         24.03%          5.18%           7.55%
After Taxes on Distributions and Excluding Maximum Sales Charge                         24.57%          3.23%           5.64%
After Taxes on Distributions and Including Maximum Sales Charge                         23.57%          3.23%           5.64%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          16.67%          3.75%           5.66%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge          16.02%          3.75%           5.66%
    Predecessor Fund commenced operations on November 1, 1993.

Control Persons and Principal Holders of Securities. At April 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Balanced Fund             Merrill Lynch, Pierce, Fenner & Smith, Inc.           Jacksonville, FL       10.5%
                          Citigroup Global Markets, Inc.                        New York, NY            5.4%
Large-Cap Core Fund       Merrill Lynch, Pierce, Fenner & Smith, Inc.           Jacksonville, FL       17.8%
Large-Cap Value Fund      Merrill Lynch, Pierce, Fenner & Smith, Inc.           Jacksonville, FL       34.3%
                          Citigroup Global Markets, Inc.                        New York, NY            6.4%
Small-Cap Growth Fund     Merrill Lynch, Pierce, Fenner & Smith, Inc.           Jacksonville, FL       26.3%
                          Wachovia Securities, LLC, FBO Faegre & Benson
                            Retirement Trust, 401K FBO Gale R. Mellum           Minneapolis, MN         8.9%
Small-Cap Value Fund      Merrill Lynch, Pierce, Fenner & Smith, Inc.           Jacksonville, FL       14.6%
                          Pershing LLC                                          Jersey City, NJ         7.0%
Special Equities Fund     Merrill Lynch, Pierce, Fenner & Smith, Inc.           Jacksonville, FL       29.3%
                          NFSC FEBO Robert I. Harris                            Eden Prairie, MN        5.5%
Utilities Fund            Merrill Lynch, Pierce, Fenner & Smith, Inc.           Jacksonville, FL       32.9%
                          Citigroup Global Markets, Inc.                        New York, NY           12.0%
                          Morgan Stanley                                        Jersey City, NJ         8.8%

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                                                                      APPENDIX D

                      CLASS R FEES, PERFORMANCE & OWNERSHIP

As of the period ended December 31, 2003, no Class R shares were outstanding so there is no fee or performance information. Control Persons and Principal Holders of Securities. At April 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Large-Cap Value Fund    CNA Trust Corporation TTEE,
                        FBO Parkway Bancorp.
                        401K Plan                       Costa Mesa, CA     100%

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION

                                                          May 1, 2004







                          EATON VANCE EMERGING MARKETS
                                      FUND

                            THE EATON VANCE BUILDING
                                255 STATE STREET
                           BOSTON, MASSACHUSETTS 02109
                                 1-800-262-1122


This Statement of Additional Information ("SAI") provides general information about the Fund and the Portfolio. The Fund is a series of Eaton Vance Special Investment Trust ("Trust"). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                 Page                                      Page
Strategies and Risks              2     Purchasing and Redeeming Shares     18
Investment Restrictions           6     Sales Charges                       19
Management and Organization       7     Performance                         22
Investment Advisory and                 Taxes                               23
  Administrative Services        14     Portfolio Securities Transactions   24
Other Service Providers          17     Financial Statements                26
Calculation of Net Asset Value   17

           Appendix A: Class A Fees, Performance and Ownership    27
           Appendix B: Class B Fees, Performance and Ownership    29

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S RELEVANT PROSPECTUS DATED MAY 1, 2004, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.






(C) 2004 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

EQUITY SECURITIES. Equity securities, for purposes of the 80% policy, will be limited to common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict ownership by foreign investors to certain classes of equity securities; depositary receipts; convertible preferred stocks; and other convertible instruments. The convertible instruments in which the Portfolio will invest will generally not be rated, but will typically be equivalent in credit quality to securities rated below investment grade (i.e., credit quality equivalent to lower than Baa by Moody's Investors Service. Inc. and lower than BBB by Standard & Poor Ratings Group). Convertible debt securities that are not investment grade are commonly called "junk bonds" and have risks similar to equity securities; they have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Such lower rated debt securities will not exceed 20% of total assets.

When consistent with its investment objective, the Portfolio may also invest in equity securities of companies not in emerging market countries, as well as warrants, options on equity securities and indices, options on currency, futures contracts, options on futures contracts, forward foreign currency exchange contracts, currency swaps and other non-equity investments.

SECURITIES TRADING MARKETS. A high proportion of the shares of many issuers in the Emerging Market Countries (the "Region") may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities. Similarly, volume and liquidity in the bond markets in the Region are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of securities markets in the Region may also affect the ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, Region securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Region stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in these countries is comparatively underdeveloped. Stockbrokers and other intermediaries in the Region may not perform as well as their counterparts in the United States and other more developed securities markets.

Political and economic structures in many Region countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in the Region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. The securities markets in the Region are substantially smaller, less liquid and more volatile than the major securities markets in the U.S. Governmental actions can have a significant effect on the economic conditions in the Region, which could adversely affect the value and liquidity of investments. Although some governments in the Region have recently begun to institute economic reform policies, there can be no assurances that such policies will continue or succeed.

The investment adviser will take into account the effects on returns of local taxation. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that repatriation of its income, gains or initial capital from these countries can occur.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States. In some countries, delayed settlements are customary, which increase the risk of loss.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

FOREIGN CURRENCY TRANSACTIONS. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance will be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

DERIVATIVE INSTRUMENTS. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities and other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised.
Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets.

Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. The Portfolio has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration as a CPO. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser's use of derivative instruments will be advantageous to the Portfolio. The Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. A covered option may not be written on any security if after such transaction more than 15% of net assets, as measured by the aggregate value of the securities underlying all written covered calls and puts would be subject to such options. Options will not be purchased if after such transaction more than 5% of net assets, as measured by the aggregate of all premiums paid for all such options held would be so invested.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss.

Repurchase agreements which mature in more than seven days will be treated as illiquid. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the investment adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding "borrowings." If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.

ASSET COVERAGE. To the extent required by SEC guidelines, the Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

UNLISTED SECURITIES. The Portfolio may invest in securities of companies that are neither listed on a stock exchange nor traded over the counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. In addition, any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.

OTHER INVESTMENT COMPANIES. The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the investment adviser that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values.

LENDING PORTFOLIO SECURITIES. The Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser. Distributions of any income realized from securities loans will be taxable as ordinary income.

TEMPORARY INVESTMENTS. The Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations.

PORTFOLIO TURNOVER. The Portfolio cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Fund and may result in a realization of net short-term capital gains. During the fiscal year ended December 31, 2003, the portfolio turnover rate of the Portfolio was 58%.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

 (1) Borrow  money or issue  senior  securities  except as permitted by the 1940
     Act;
 (2) Purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);
 (3) Underwrite securities of other issuers;
 (4) Invest in real estate including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contracts for the purchase or sale of physical commodities;
 (5) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities;
 (6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of anyone issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or
 (7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

For purposes of determining industry classifications, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party's classification inappropriate. In such a case, the investment adviser will assign an industry classification to the issuer.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company's total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

The following nonfundamental investment policies have been adopted by the Fund and Portfolio. A policy may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. The Fund and Portfolio will not:

  . make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

  . invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund and Portfolio to dispose of such security or other asset. However, the Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above.

                           MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of the Portfolio are responsible for the overall management and supervision of the affairs of the Portfolio. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. The business address of Messrs. Lloyd George, Chen and Kerr is 3808 One Exchange Square, Central, Hong Kong. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of the Fund.

                                                                                          Number of Portfolios
                                                                                             in Fund Complex
                          Position(s)   Term of Office and  Principal Occupation(s) During      Overseen By      Other Directorships
Name and Date of Birth    with Trust    Length of Service          Past Five Years              Trustee(1)              Held
----------------------    -----------  ------------------  ------------------------------  --------------------  -------------------
Interested Trustees
JAMES B. HAWKES           Trustee of   Of the Trust        Chairman, President and Chief           196           Director of EVC
11/9/41                   the Trust;   since 1989; of      Executive Officer of BMR, Eaton
                          Trustee      the Portfolio       Vance, EVC and EV; Director of EV;
                          and Vice     since 1994          Vice President and Director of
                          President                        EVD. Trustee and/or officer of
                          of the                           196 registered investment companies
                          Portfolio                        in the Eaton Vance Fund Complex.
                                                           Mr. Hawkes is an interested person
                                                           because of his positions with BMR,
                                                           Eaton Vance, EVC and EV, which are
                                                           affiliates of the Trust.

HON. ROBERT LLOYD GEORGE  President    Since 1994          Chief Executive Officer of Lloyd         5           None
8/13/52                   and Trustee                      George Management (B.V.I.) Limited
                          of the                           (LGM) and Lloyd George.  Chairman of
                          Portfolio                        LGM.  Mr. Lloyd George is an interested
                                                           person because of his positions with
                                                           LGM and Lloyd George, which are
                                                           affiliates of the Portfolio.

Noninterested Trustees
EDWARD K.Y. CHEN          Trustee      Since 1994          President of Lingnan University in       5           Director of First
1/14/45                   of the                           Hong Kong.                                           Pacific Company,
                          Portfolio                                                                             Asia Satellite
                                                                                                                Telecommunications
                                                                                                                Holdings Ltd. and
                                                                                                                Wharf Holdings
                                                                                                                Limited (property
                                                                                                                management and
                                                                                                                communications)

                                       7

                                                                                          Number of Portfolios
                                                                                             in Fund Complex
                          Position(s)   Term of Office and  Principal Occupation(s) During      Overseen By      Other Directorships
Name and Date of Birth    with Trust    Length of Service          Past Five Years              Trustee(1)              Held
----------------------    -----------  ------------------  ------------------------------  --------------------  -------------------
SAMUEL L. HAYES, III      Trustee      Of the Trust since  Jacob H. Schiff Professor of            196           Director of Tiffany
2/23/35                                1989; of the        Investment Banking Emeritus,                          & Co. (specialty
                                       Portfolio since     Harvard University Graduate                           retailer) and
                                       1994                School of Business Administration.                    Telect, Inc.
                                                                                                                 (telecommunication
                                                                                                                 services company)

WILLIAM H. PARK           Trustee      Since 2003          President and Chief Executive           193           None
9/19/47                                                    Officer, Prizm Capital Management,
                                                           LLC (investment management firm)
                                                           (since 2002).  Executive Vice
                                                           President and Chief Financial
                                                           Officer, United Asset Management
                                                           Corporation (a holding company
                                                           owning institutional investment
                                                           management firms) (1982-2001).

RONALD A. PEARLMAN        Trustee      Since 2003          Professor of Law, Georgetown            193           None
7/10/40                                                    University Law Center (since 1999).
                                                           Tax Partner, Covington & Burling,
                                                           Washington, DC (1991-2000).

NORTON H. REAMER          Trustee      Of the Trust        President, Chief Executive              196           None
9/21/35                                since 1989;         Officer and a Director of Asset
                                       of the              Management Finance Corp. (a
                                       Portfolio           specialty finance company serving
                                       since 1996          the investment management industry)
                                                           (since October 2003). President,
                                                           Unicorn Corporation (an investment
                                                           and financial advisory services
                                                           company (since September 2000).
                                                           Formerly, Chairman, Hellman, Jordan
                                                           Management Co., Inc. (an investment
                                                           management company (2000-2003). Formerly,
                                                           Advisory Director of Berkshire Capital
                                                           Corporation (investment banking firm)
                                                           (2002-2003). Formerly, Chairman of the
                                                           Board, United Asset Management Corporation
                                                           (a holding company owning institutional
                                                           investment management firms) and Chairman,
                                                           President and Director, UAM Funds (mutual
                                                           funds) (1980-2000).

LYNN A. STOUT             Trustee      Since 1998          Professor of Law, University of         196           None
9/14/57                                                    California at Los Angeles School
                                                           of Law (since July 2001). Formerly,
                                                           Professor of Law, Georgetown
                                                           University Law Center.

(1) Includes both master and feeder funds in a master-feeder structure.

Name and                                                    Term of Office and
Date of Birth                 Position(s) with the Trust    Length of Service   Principal Occupation(s) During Past Five Years
-------------                 --------------------------    ------------------  ----------------------------------------------
THOMAS E. FAUST JR.           President of the Trust          Since 2002        Executive Vice President of Eaton Vance, BMR, EVC
5/31/58                                                                         and EV. Chief Investment Officer of Eaton Vance and
                                                                                BMR and Director of EVC. Chief Executive Officer of
                                                                                Belair Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                                Belmar Capital Fund LLC, Belport Capital Fund LLC
                                                                                and Belrose Capital Fund LLC (private investment
                                                                                companies sponsored by Eaton Vance). Officer of 55
                                                                                registered investment companies managed by Eaton
                                                                                Vance or BMR.

DUKE E. LAFLAMME              Vice President of the Trust     Since 2001        Vice President of Eaton Vance and BMR. Officer of 11
7/8/69                                                                          registered investment companies managed by Eaton
                                                                                Vance or BMR.

WILLIAM WALTER RALEIGH KERR   Vice President of the           Since 1994        Director, Finance Director and Chief Operating
8/17/50                       Portfolio                                         Officer of lloyd George.  Director of LGM.  Officer
                                                                                of 4 registered investment companies managed by
                                                                                Eaton Vance or BMR.

THOMAS H. LUSTER              Vice President of the Trust     Since 2002        Vice President of Eaton Vance and BMR. Officer of 14
4/8/62                                                                          registered investment companies managed by Eaton
                                                                                Vance or BMR.

JAMES L. O'CONNOR             Treasurer of the Trust          Since 1989        Vice President of BMR, Eaton Vance and EVD. Officer
4/1/45                                                                          of 118 registered investment companies managed by
                                                                                Eaton Vance or BMR.

                                       8

KRISTIN S. ANAGNOST           Treasurer of the Portfolio      Since 2002*       Assistant Vice President of Eaton Vance and BMR.
6/12/65                                                                         Officer of 109 registered investment companies
                                                                                managed by Eaton Vance or BMR.

ALAN R. DYNNER                Secretary                       Since 1997        Vice President, Secretary and Chief Legal Officer of
10/10/40                                                                        BMR, Eaton Vance, EVD, EV and EVC. Officer of 191
                                                                                registered investment companies managed by
                                                                                Eaton Vance or BMR.

*Prior to 2002, Ms. Campbell served as Assistant Treasurer of the Portfolio since 1995.

The Board of Trustees of the Trust and the Portfolio have several standing Committees, including the Governance Committee, the Audit Committee and the Special Committee. The Governance, the Audit and the Special Committees are each comprised of only noninterested Trustees. The Contract Review Subcommittee of the Special Committee is comprised of only noninterested Trustees.

The Governance Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the noninterested Trustees (with the exception of Mr. Chen). Ms. Stout currently serves as chairperson of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and the compensation of noninterested Trustees. The Governance Committee was previously named the Nominating Committee; its name was changed and a new charter adopted in March 2003. The Governance Committee's charter was revised again in February 2004. The Nominating Committee's purpose was to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees was comprised of noninterested Trustees. During the fiscal year ended December 31, 2003, the Governance Committee (and its predecessor Committee) convened five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted to the Governance Committee, contains sufficient background information concerning the candidate and is received in a sufficiently timely manner.

Messrs. Reamer (Chairman), Hayes, Park and Ms. Stout are members of the Audit Committee of the Board of Trustees of the Trust and Portfolio. The Board of Trustees has designated Messrs. Hayes, Park and Reamer, each a noninterested Trustee, as audit committee financial experts. The Audit Committee's functions include (i) overseeing the Fund's accounting and financial reporting policies and practices, its internal audit controls and procedures, the internal controls of certain service providers, as appropriate, and the quality and integrity of the Fund and Portfolio's financial statements and independent audit thereof;
(ii) approving the selection, evaluation and, when appropriate, replacement of the Fund and Portfolio's independent auditors; and (iii) evaluating the qualification, independence, and performance of the Fund and Portfolio's independent auditors. During the fiscal year ended December 31, 2003, the Audit Committee convened three times.

Messrs. Hayes (Chairman), Park, Pearlman and Reamer, and Ms. Stout are currently members of the Special Committee of the Board of Trustees of the Trust and Portfolio. Prior to February 9, 2004, the Special Committee's members were Messrs. Hayes (Chairman), Park, Pearlman and Reamer. Prior to February 9, 2004, the purpose of the Special Committee was to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, Portfolio or investors therein. On February 9, 2004, the Special Committee adopted a new charter and expanded its membership to include Ms. Stout. Under its new charter, the purposes of the Special Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Fund and Portfolio, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any of the Fund and Portfolio's service providers (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Fund, Portfolio or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee of the Fund and Portfolio. In addition, pursuant to its revised charter, the Special Committee established a Contract Review Subcommittee having the following duties and powers:

  .  To  request  and  evaluate,   not  less  frequently  than  annually,   such
     information as may reasonably be necessary to allow the Subcommittee to evaluate the terms of each: (a) proposed new or amended or existing contracts for the provision of services by any investment adviser, sub-adviser, underwriter, administrator and any affiliate of the foregoing; and (b) plan of distribution pursuant to Rule 12b-1 under the 1940 Act.
  . To make recommendations, not less frequently than annually, to the Board of Trustees with respect to the continuation, modification or termination of all such service contracts and 12b-1 plans.
  . To consider and recommend criteria to govern the allocation of expenses among funds and between funds and their service providers; and to review the allocation of actual expenses on the basis of such criteria.
  . To review and approve the terms and amount of joint directors' and officers' errors and omissions insurance coverage with respect to the Fund and Portfolio, including the criteria by which the premium payable under any such policies shall be allocated among funds and other parties insured thereunder.
  . To consider and make recommendations to the Board of Trustees with respect to all matters involving an actual or potential conflict of interest between the interests of Eaton Vance or any of its affiliated companies, on the one hand, and the Fund and Portfolio, on the other hand.
  . To make recommendations to the Board of Trustees with respect to any other matter appropriate for review by those Trustees who are not "interested persons" of the Trust and the Portfolio or of the investment adviser or sub-adviser, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee of the Trust and the Portfolio.
  . To act on such other matters as may be delegated to the Subcommittee by the Special Committee from time to time.

The members of the Contract Review Subcommittee are Messrs. Hayes (Chairman), Park, Pearlman and Reamer. During the fiscal year ended December 31, 2003, the Special Committee convened five times.

In considering the renewal of the investment advisory  agreement(s)  between the
Portfolio  and  the  investment   adviser,   the  Contract  Review  Subcommittee
considered, among other things, the following:

  .  An independent report comparing fees (in the case of a renewal);
  . Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;
  . Sales and redemption data in respect of the Fund (in the case of a renewal);
  . The economic outlook and the general investment outlook in the relevant investment markets;
  . Lloyd George's results and financial condition and the overall organization of the investment adviser;
  .  Arrangements regarding the distribution of Fund shares;
  .  The procedures used to determine the fair value of the Fund's assets;

  . The allocation of brokerage, including allocations of soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;

  .  Eaton  Vance's   management  of  the   relationship   with  the  custodian,
     subcustodians and fund accountants;

  . The resources devoted to compliance efforts undertaken by Eaton Vance and Lloyd George on behalf of the fund(s) it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;
  . The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and
  . Operating expenses (including transfer agency expenses) paid to third parties.

The Contract Review Subcommittee received information concerning the procedures by which the investment adviser allocates trades among its various investment advisory clients and ensures that the Portfolio's securities transactions are executed at prices advantageous to the Portfolio and at reasonably competitive commission rates. In connection with its consideration of the execution of portfolio transactions, the Contract Review Subcommittee also considered the benefits the investment adviser may receive in the form of services from brokers who execute portfolio transactions for the Portfolio.

In addition to the factors mentioned above, the Contract Review Subcommittee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolio. The Contract

Review Subcommittee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. The Contract Review Subcommittee also considered profit margins of Eaton Vance and Lloyd George in comparison with available industry data.

The Contract Review Subcommittee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Contract Review Subcommittee. In assessing the information provided by Eaton Vance and its affiliates, the Contract Review Subcommittee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Contract Review Subcommittee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2003.

                                                      Aggregate Dollar Range of
                                 Dollar Range        Equity Securities Owned in
                                  of Equity              All Registered Funds
                               Securities Owned      Overseen by Trustee in the
Name of Trustee                  in the Fund          Eaton Vance Fund Complex
---------------                ----------------      --------------------------
Interested Trustees
  Jessica M. Bibliowicz(1)          None                   $10,001 - $50,000
  James B. Hawkes               over $100,000               over $100,000

Noninterested Trustees
  Samuel L. Hayes, III              None                    over $100,000
  William H. Park                   None                    over $100,000
  Ronald A. Pearlman                None                    over $100,000
  Norton H. Reamer                  None                    over $100,000
  Lynn A. Stout                     None                 $50,001 - $100,000

(1)  Ms. Bibliowicz resigned as a Trustee effective April 15, 2004


As of December 31, 2003, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM.

During the calendar years ended December 31, 2002 and December 31, 2003, no noninterested Trustee (or their immediate family members) had:

    1. Any direct or indirect interest in Eaton Vance, EVC, EVD, LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM;

    2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC or LGM, distributed by EVD or a person controlling, controlled by or under common control with EVC, EVD or LGM; (iii) EVC, EVD or LGM; (iv) a person controlling, controlled by or under common control with EVC, EVD or LGM; or (v) an officer of any of the above; or

    3.    Any direct or  indirect  relationship  with (i) the Trust or any Fund;
          (ii) another fund managed by EVC or LGM, distributed by EVD or a person controlling, controlled by or under common control with EVC, EVD or LGM; (iii) EVC, EVD or LGM; (iv) a person controlling, controlled by or under common control with EVC, EVD or LGM; or (v) an officer of any of the above.

During the calendar years ended December 31, 2002 and December 31, 2003, no officer of EVC, EVD or LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.

Trustees of the Portfolio (except Mr. Chen) who are not affiliated with Eaton Vance may elect to defer receipt of all or a percentage of their annual fees received from certain Eaton Vance sponsored funds in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Eaton Vance sponsored fund in the shares of one or more funds in the
Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Neither the Trust nor the Portfolio has a retirement plan for Trustees. The Portfolio does not participate in the Trustees' Plan.

The fees and expenses of the Trustees of the Trust and the Portfolio are paid by the Fund (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio). During the fiscal year ended December 31, 2003, the Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, 2003, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Source of       Jessica M.         Edward         Samuel L.       William H.      Ronald A.       Norton H.       Lynn A.
Compensation    Bibliowicz(6)     K.Y. Chen         Hayes           Park          Pearlman         Reamer          Stout
------------    -------------     ---------       ---------       ----------      ---------       ---------       -------
Trust(2)          $3,150               $0          $3,228           $1,474          $1,362          $3,008         $3,204
Portfolio             88           $5,000              97               77              79              91             95
Total            160,000           25,563         183,750         98,333(3)(4)    85,000(3)        170,833        167,500(5)

(1) As of May 1, 2004, the Eaton Vance fund complex consists of 197 registered investment companies or series thereof.
(2)  The Trust consisted of 11 Funds as of December 31, 2003.
(3)  Messrs. Park and Pearlman became Trustees in 2003.
(4)  Includes $60,920 of deferred compensation.
(5)  Includes $23,250 of deferred compensation.
(6)  Ms. Bibliowicz resigned as a Trustee effective April 15, 2004.

ORGANIZATION

The Fund is a series of the Trust, which was organized under Massachusetts law on March 27, 1989 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

The Portfolio was organized as a trust under the laws of the state of New York on January 18, 1994 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

The Fund may be required to vote on matters pertaining to the Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

PROXY VOTING POLICY. The Boards of Trustees of the Trust and Portfolio have adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's and Portfolio's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's and Portfolio's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Boards' Special Committee or a sub-committee thereof except as contemplated under the Fund Policy. The Boards' Special Committee or a sub-committee thereof will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund and Portfolio will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policies or the investment adviser will seek instruction on how to vote from the Special Committee. Effective August 31, 2004, information on how the Fund and Portfolio voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. The investment adviser manages the investments and affairs of the Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Portfolio pays the investment adviser under the investment advisory agreement on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Portfolio throughout the month in each Category as follows:

Category     Average Daily Net Assets for the Month     Annual Fee Rate
--------     --------------------------------------     ---------------
   2         $500 million, but less than $1 billion        0.70%
   3         $1 billion, but less than $1.5 billion        0.65%
   4         $1.5 billion but less than $2 billion         0.60%
   5         $2 billion but less than $3 billion           0.55%
   6         $3 billion and over                           0.50%

The following table sets forth the net assets of the Portfolio and the advisory fees paid by the Portfolio during the three fiscal years ended December 31, 2003.

  Net Assets at             Advisory Fee Paid for Fiscal Years Ended
                            ----------------------------------------
December 31, 2003   December 31, 2003   December 31, 2002   December 31, 2001
-----------------   -----------------   -----------------   -----------------
   $36,165,887         $177,779(1)         $134,146(2)          $104,839

(1)  Lloyd George waived $5,558 of its investment adviser fee.
(2)  Lloyd George waived $39,036 of its investment adviser fee.

In addition, for the fiscal year ended December 31, 2002, the investment adviser assumed $13,019 of the Portfolio's operating expenses. For the fiscal years ended December 31, 2002 and December 31, 2001, the investment adviser assumed $4,976 and $18,531, respectively, of the Fund's operating expenses.

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

While the Portfolio is a New York trust, the investment adviser, together with certain Trustees and officers of the Portfolio, are not residents of the United States, and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of the investment adviser and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which the investment adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

INFORMATION ABOUT LLOYD GEORGE. The investment adviser is a subsidiary of LGM. LGM is ultimately controlled by the Hon. Robert Lloyd George, President of the Portfolio and Chairman and Chief Executive Officer of the investment adviser. LGM's only business is portfolio management. Eaton Vance's parent is a shareholder of LGM. The directors of the investment adviser are the Honourable Robert Lloyd George, William Walter Raleigh Kerr, M.F. Tang, Pamela Chan, Adaline Mang-Yee Ko, Tonessan Amissah and Jill Virgil-Smith. The Hon. Robert Lloyd George is Chairman and Chief Executive Officer of the investment adviser and Mr. Kerr is Chief Operating Officer of the investment adviser. The business address of the first five individuals is 3808 One Exchange Square, Central, Hong Kong and of the last two is Canon's Court, 22 Victoria Street, Hamilton HM 12, Bermuda.

A team of Lloyd George analysts currently monitor over 400 emerging markets stocks. These stocks are screened from a 2000 stock universe based on a variety of criteria. The Lloyd George global emerging markets team communicates weekly on stock specific and macroeconomic issues.

Administrative Services. Under Eaton Vance's management contract with Emerging Markets Fund and its administration agreement with the Portfolio, Eaton Vance receives a monthly management fee from Emerging Markets Fund and a monthly administration fee from the Portfolio. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of Emerging Markets Fund or the Portfolio throughout the month in each Category as indicated below:

Category     Average Daily Net Assets for the Month     Annual Fee Rate
--------     --------------------------------------     ---------------
   1         less than $500 million                       0.25000%
   2         $500 million, but less than $1 billion       0.23333%
   3         $1 billion, but less than $1.5 billion       0.21667%
   4         $1.5 billion but less than $2 billion        0.20000%

Category     Average Daily Net Assets for the Month     Annual Fee Rate
--------     --------------------------------------     ---------------
   5         $2 billion but less than $3 billion          0.18333%
   6         $3 billion and over                          0.16667%

As  of  December  31,  2003,  the  Emerging  Markets  Fund  had  net  assets  of
$36,213,455. For the fiscal year ended December 31, 2003, the Fund paid management fees of $58,002 of its average daily net assets. For the fiscal year ended December 31, 2002, the management fee amounted to $33,561 of average daily net assets and the manager was allocated $3,317 of the Fund's operating expenses. For the fiscal year ended December 31, 2001, the management fee amounted to $21,434 of average daily net assets and the manager assumed $12,354 of the Fund's operating expenses.

For the fiscal year ended December 31, 2003, the administration fee amounted to $59,356 of the Portfolio's average daily net assets. Eaton Vance waived $1,740 of its administration fee. For the fiscal year ended December 31, 2002, the administration fee amounted to $44,668 of the Portfolio's average daily net assets. Eaton Vance waived $18,503 of its administration fee and was allocated $8,680 of the Portfolio's operating expenses. For the fiscal year ended December 31, 2001, the administration fee amounted to $34,923 of the Portfolio's average daily net assets.

Eaton Vance's management contract with Emerging Markets Fund and Administration Agreement with the Portfolio each continue in effect from year to year so long as such continuance is approved at least annually (i) by the Trustees of the Trust or the Portfolio as the case may be and (ii) by the vote of a majority of those Trustees of Trust or the Portfolio who are not interested persons of the Trust, Portfolio or of the Administrator. Each Agreement may be terminated at any time without penalty on sixty day's written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of Emerging Markets Fund or the Portfolio as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to Emerging Markets Fund or Portfolio under such contract or agreement, Eaton Vance will not be liable to Emerging Markets Fund or the Portfolio for any loss incurred.

SUB-TRANSFER AGENCY SERVICES. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Fund); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from the Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro-rata share of such fee. For the fiscal year ended December 31, 2003, the transfer agent accrued for or paid to Eaton Vance $4,435 for sub-transfer agency services performed on behalf of the Fund.

INFORMATION ABOUT EATON VANCE. Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR and Eaton Vance are indirect subsidiaries of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo
I. Higdon, Jr., Vincent M. O'Reilly, Winthrop H. Smith, Jr. and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

CODE OF ETHICS. The investment adviser and the Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of the investment adviser and Eaton Vance may purchase and sell securities (including securities held or eligible for purchase by the Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

EXPENSES. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter, the manager or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of Emerging Markets Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is an indirect, wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. IBT has custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

TRANSFER AGENT. PFPC Inc., P.O. Box 9653, Providence, Rhode Island 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale price on the day of valuation or, if there were no sales that day, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Marketable securities listed in the NASDAQ National Market System generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Exchange-traded options are valued at the last sale price on the day of the valuation as quoted on the principal exchange or board of trade on which the options are traded, or in the absence of sales on such date, at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The daily valuation of foreign equity securities held by the Portfolio generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. The Portfolio may rely on an independent fair valuation service in making any such adjustment. Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

                         PURCHASING AND REDEEMING SHARES

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

INFORMATION REGARDING MARKET TIMING AND EXCESSIVE TRADING. The Fund is not intended for market timing or excessive trading. These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. The Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. The Fund and the principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

The Fund and the principal underwriter have provided guidance concerning the Fund's market timing and excessive trading policies with respect to Fund shares held in accounts maintained and administered by financial intermediaries (such as banks, broker-dealers and retirement plan administrators). These guidelines include standards indicating situations where market timing or excessive trading are considered to be potentially detrimental to the Fund. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the guidelines to accounts under their control.

                                  SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

PURCHASES AT NET ASSET VALUE. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

RIGHT OF ACCUMULATION. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased by an individual, his or her spouse and their children under the age of twenty-one, including shares held in trust or fiduciary accounts for the benefit of any such persons, will be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

CONVERSION FEATURE. Class B shares held for eight years (the "holding period") will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

EXCHANGE PRIVILEGE. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

TAX-DEFERRED RETIREMENT PLANS. Class A shares are available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTION PLANS

The Trust has in effect a compensation-type Distribution Plan (the "Class A Plan") for the Fund's Class A shares pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides for the payment of a monthly distribution fee to the principal underwriter in an amount equal to the aggregate of (a) 0.50% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for less than one year and (b) 0.25% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for more than one year. Aggregate payments to the principal underwriter under the Class A Plan are limited to those permitted by a rule of the NASD.

The Class A Plan also provides that the Class A will pay a service fee to the principal underwriter in an amount equal on an annual basis to 0.25% of that portion of its average daily net assets for any fiscal year which is attributable to Class A shares which have remained outstanding for more than one year; from such service fee the principal underwriter expects to pay a service fee to investment dealers, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such dealers which have remained outstanding for more than one year. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses incurred in distributing Class B shares. Because payments to the principal underwriter under the Class B Plan are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B.

Distribution of Class B shares of the Fund by the principal underwriter will also be encouraged by the payment by the investment adviser to the principal underwriter of amounts equivalent to 0.15% of the annual average daily net assets for Class B. The aggregate amounts of such payments are a deduction in calculating the outstanding uncovered distribution charges of the principal underwriter under the Class B Plan and, therefore, will benefit shareholders when such charges exist. Such payments will be made in consideration of the principal underwriter's distribution efforts.

The Class B Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For the service fees paid, see Appendix B.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                  PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A and Appendix B.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended December 31, 2003.

Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses.
 These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject the Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

If more than 50% of the Portfolio's assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax ("AMT") may not deduct such taxes for AMT purposes.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual's TIN is generally his or her social security number.

Under recently enacted Treasury regulations, if a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by Lloyd George, the Portfolio's investment adviser. The Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer ("Third Party Research Services"). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The relationship between commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services and the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the "Third Party Research Services Payment Ratio."

Consistent with the foregoing practices, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. The Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities.

Research Services received by the investment adviser include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

The investment adviser has agreed to reduce the Portfolio's advisory fee in connection with Third Party Research Services whose cost is borne by the Portfolio through commissions on portfolio transactions. Specifically, whenever the Portfolio executes a portfolio transaction with a broker-dealer and the associated commission is consideration for Third Party Research Services, the advisory fee paid by the Portfolio to the investment adviser will be reduced by dividing the commission payment associated with the transaction by the applicable Third Party Research Services Payment Ratio.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services ("Proprietary Research Services"). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by the Portfolio will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by the Portfolio during the three fiscal years ended December 31, 2003, 2002 and 2001, respectively, as well as the amount of the Portfolio's security transactions for the most recent fiscal year that were directed to firms, which provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                        Amount of Transactions      Commissions Paid on
   Fiscal Year          Brokerage          Directed to Firms      Transactions Directed to
       End           Commission Paid       Providing Research     Firms Providing Research
   -----------       ----------------   ----------------------    -------------------------
December 31, 2003        $102,384             $11,149,443                 $41,652
December 31, 2002         $94,868
December 31, 2001         $97,456

                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent auditors' reports for, the Fund and Portfolio, appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual reports accompanies this SAI.

HOUSEHOLDING. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended December 31, 2003, as
previously    filed    electronically    with    the    SEC    (Accession    No.
0001047469-04-007107).

                                                                      APPENDIX A

                     CLASS A FEES, PERFORMANCE & OWNERSHIP

SALES CHARGES, SERVICE FEES AND REPURCHASE TRANSACTION FEES. For the fiscal year ended December 31, 2003, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) distribution fees paid to the principal underwriter under the Distribution Plan, (5) total service fees paid by the Fund, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.


                                                                                           Repurchase
                                    Distribution                              Service      Transaction
 Total       Sales       Sales          Fee            CDSC                     Fees          Fees
 Sales    Changes to   Changes to     Paid to         Paid to      Total      Paid to        Paid to
Charges   Investment    Principal    Principal       Principal    Service    Investment     Principal
 Paid       Dealers    Underwriter   Underwriter    Underwriter  Fees Paid     Dealers     Underwriter
--------  -----------  -----------  -------------   -----------  ---------   ----------    ------------
 $82,701    $70,863      $11,838       $59,759          $0        $16,463     $13,407        $1,558


For the fiscal years ended December 31, 2002 and December 31, 2001, total sales charges of $7,294 and $13,265, respectively, were paid on sales of Class A, of which the principal underwriter received $2,421 and $1,788, respectively. The balance of such amounts was paid to investment dealers.

PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 reflects the total return of a predecessor to Class A. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class B, adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                                                                                     Length of Period Ended December 31, 2003
Average Annual Total Return:                                                       One Year*      Five Years*      Life of Fund*
----------------------------                                                       ---------      -----------      -------------
Before Taxes and Excluding Maximum Sales Charge                                      46.05%         15.84%             6.61%
Before Taxes and Including Maximum Sales Charge                                      37.67%         14.48%             5.92%
After Taxes on Distributions and Excluding Maximum Sales Charge                      46.05%         15.84%             6.45%
After Taxes on Distributions and Including Maximum Sales Charge                      37.67%         14.48%             5.76%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge       29.93%         13.97%             5.73%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge       24.49%         12.74%             5.11%
  Predecessor Fund commenced operations December 8, 1994.
  Class B commenced operations November 30, 1994.

Control Persons and Principal Holders of Securities. At April 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Morgan Stanley                                    Jersey City, NJ       12.8%
Eaton Vance Master Trust for Retirement Plans     Glastonbury, CT        8.2%
Charles Schwab & Co., Inc.                        San Francisco, CA      6.4%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX B

                      CLASS B FEES, PERFORMANCE & OWNERSHIP

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended December 31, 2003, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.


Commissions                                     Uncovered                                Repurchase
  Paid by       Distribution                   Distribution                  Paid        Transaction
 Principal          Fee           CDSC           Charges                     Fees           Fees
Underwriter       Paid to        Paid to         (as of                     Paid to        Paid to
to Investment    Principal      Principal       % of Class     Service    Investment      Principal
  Dealers       Underwriter    Underwriter      Net Assets)      Fees       Dealers      Underwriter
-------------   ------------   -----------     -------------   -------    ----------     -----------
  $80,654         $59,635         $17,000     $344,000 (3.0%)   $19,870     $14,633         $445

PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                                                                                     Length of Period Ended December 31, 2003
Average Annual Total Return:                                                       One Year*      Five Years*      Life of Fund*
----------------------------                                                       ---------      -----------      -------------
Before Taxes and Excluding Maximum Sales Charge                                      45.16%          15.18%            5.97%
Before Taxes and Including Maximum Sales Charge                                      40.16%          14.96%            5.97%
After Taxes on Distributions and Excluding Maximum Sales Charge                      45.16%          15.18%            5.85%
After Taxes on Distributions and Including Maximum Sales Charge                      40.16%          14.96%            5.85%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge       29.36%          13.38%            5.17%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge       26.11%          13.17%            5.17%
  Class B commenced operations November 30, 1994.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At April 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        11.7%
Morgan Stanley                                  Jersey City, NJ          9.6%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                      STATEMENT OF
                                                      ADDITIONAL INFORMATION
                                                      May 1, 2004




                         EATON VANCE GREATER INDIA FUND

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-262-1122

This Statement of Additional Information ("SAI") provides general information about the Fund and the Portfolio. The Fund is a series of Eaton Vance Special Investment Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

                                      Page                                 Page
Strategies and Risks                    2     Purchasing and Redeeming
Investment Restrictions                 6      Shares                       19
Management and Organization             8     Sales Charges                 20
Investment Advisory and                       Performance                   23
 Administrative Services               15     Taxes                         23
Other Service Providers                17     Portfolio Securities
                                               Transactions                 25
Calculation of Net Asset Value         18     Financial Statements          27


             Appendix A: Class A Fees, Performance and Ownership   28
             Appendix B: Class B Fees, Performance and Ownership   30
             Appendix C: Country Information                       32


THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S RELEVANT PROSPECTUS DATED MAY 1, 2004, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265. (C) 2004 EATON VANCE MANAGEMENT

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

EQUITY SECURITIES. Equity securities, for purposes of the 80% policy, will be limited to common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict ownership by foreign investors to certain classes of equity securities; depositary receipts; convertible preferred stocks; and other convertible instruments. The convertible instruments in which the Portfolio will invest will generally not be rated, but will typically be equivalent in credit quality to securities rated below investment grade (i.e., credit quality equivalent to lower than Baa by Moody's Investors Service. Inc. and lower than BBB by Standard & Poor Ratings Group). Convertible debt securities that are not investment grade are commonly called "junk bonds" and have risks similar to equity securities; they have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Such lower rated debt securities will not exceed 20% of total assets.

When consistent with its investment objective, the Portfolio may also invest in equity securities of companies not in the Indian subcontinent, as well as warrants, options on equity securities and indices, options on currency, futures contracts, options on futures contracts, forward foreign currency exchange contracts, currency swaps and other non-equity investments. The issuers of these equity securities may be located in neighboring countries outside the region, such as Indonesia and Malaysia, as well as more developed countries.

GREATER INDIA COUNTRY CONSIDERATIONS. Foreign investment in the securities of issuers in Greater India countries is usually restricted or controlled to some degree. In India, "Foreign Institutional Investors" ("FIIs") may predominately invest in exchange-traded securities (and securities to be listed, or those approved on the over-the-counter exchange of India) subject to the conditions specified in the guidelines for Direct Foreign Investment by FIIs in India, (the "Guidelines") published in a Press Note dated September 14, 1992, issued by the Government of India, Ministry of Finance, Investment Division. FIIs have to apply for registration to the Securities and Exchange Board of India ("SEBI") and to the Reserve Bank of India for permission to trade in Indian securities. The Guidelines require SEBI to take into account the track record of the FII, its professional competence, financial soundness, experience and other relevant criteria. SEBI must also be satisfied that suitable custodial arrangements are in place for the Indian securities. The investment adviser is a registered FII and the inclusion of the Portfolio in the investment adviser's registration was approved by SEBI. FIIs are required to observe certain investment restrictions, including an account ownership ceiling of 5% of the total issued share capital of any one company. In addition, the shareholdings of all registered FIIs, together with the shareholdings of non-resident Indian individuals and foreign bodies corporate substantially owned by non-resident Indians, may not exceed 40% of the issued share capital of any one company (subject to that company's approval). Only registered FIIs and non-Indian mutual funds that comply with certain statutory conditions may make direct portfolio investments in exchange-traded Indian securities. Income, gains and initial capital with respect to such investments are freely repatriable, subject to payment of applicable Indian taxes. See "Regional Taxes".

In Pakistan, the Portfolio may invest in the shares of issuers listed on any of the stock exchanges in the country provided that the purchase price as certified by a local stock exchange broker is paid in foreign exchange transferred into Pakistan through a commercial bank and, in the case of an off-exchange sale of listed shares, that the sale price is not less than the price quoted on any of the local stock exchanges on the date of the sale. In addition, the issuer's shares held by the Portfolio must be registered with the State Bank of Pakistan for purposes of repatriation of income, gains and initial capital. The Portfolio may also invest in the shares of unlisted and closely-held manufacturing companies provided that the sale price is certified by a Pakistani chartered accountant to be not less than the break-up value of the shares, and is paid in foreign exchange transferred into Pakistan through a commercial bank. If local procedures are complied with, income, gains and initial capital are freely repatriable after payment of any applicable Pakistani withholding taxes. In Sri Lanka, the Portfolio may invest in the shares of exchange-listed issuers, subject to certain limitations for specific sectors of the economy.

There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for the Portfolio to implement its investment objective or repatriate its income, gains and initial capital from these countries. Similar risks and considerations will be applicable to the extent the Portfolio invests in other countries.

REGIONAL TAXES. The Fund and the Portfolio each intends to conduct its respective affairs in such a manner that it will not be resident in India or any other country in the Indian subcontinent for local tax purposes. The Portfolio's income from certain regional sources will be subject to tax by those countries as described below.

India imposes withholding tax on interest and dividends at a rate of 20%. Withholding tax of 10% is currently imposed on gains from sales of shares held one year or more and 30% on gains from sales of shares held less than one year. The withholding rate on gains from sales of debt securities is currently 10% if the securities have been held 12 months or more and 30% if the securities have been held less than 12 months.

Pakistan currently imposes withholding tax on dividends at rates of between 7.5% and 20%. There is currently no withholding tax on capital gains from listed shares. This exemption expired in June 2000. Sri Lanka imposes 15% withholding tax on dividends and interest, but does not impose withholding tax on capital gains of listed shares.

SECURITIES TRADING MARKETS. A high proportion of the shares of many issuers in the Greater India region (the "Region") may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities. Similarly, volume and liquidity in the bond markets in the Region are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of securities markets in the Region may also affect the ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, Region securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Region stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in these countries is comparatively underdeveloped. Stockbrokers and other intermediaries in the Region may not perform as well as their counterparts in the United States and other more developed securities markets.

Political and economic structures in many Region countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in the Region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. Monsoons and natural disasters also can affect the value of investments.

The investment adviser will take into account the effects on returns of local taxation. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that repatriation of its income, gains or initial capital from these countries can occur.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States. In some countries, delayed settlements are customary, which increase the risk of loss.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

FOREIGN CURRENCY TRANSACTIONS. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance will be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

DERIVATIVE INSTRUMENTS. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities and other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to:

unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised.
Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets.

Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. The Portfolio has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration as a CPO. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser's use of derivative instruments will be advantageous to the Portfolio. The Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. A covered option may not be written on any security if after such transaction more than 15% of net assets, as measured by the aggregate value of the securities underlying all written covered calls and puts would be subject to such options. Options will not be purchased if after such transaction more than 5% of net assets as measured by the aggregate of all premiums paid for all such options held would be so invested.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the investment adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding "borrowings." If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.

ASSET COVERAGE. To the extent required by SEC guidelines, the Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.


UNLISTED SECURITIES. The Portfolio may invest in securities of companies that are neither listed on a stock exchange nor traded over the counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. In addition, any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.

OTHER INVESTMENT COMPANIES. The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the investment adviser that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values.

LENDING PORTFOLIO SECURITIES. The Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser. Distributions of any income realized from securities loans will be taxable as ordinary income.

TEMPORARY INVESTMENTS. The Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations.

PORTFOLIO TURNOVER. The Portfolio cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Fund and may result in a realization of net short-term capital gains. During the fiscal year ended December 31, 2003, the portfolio turnover rate of the Portfolio was 87%.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

     (1) Borrow money or issue senior securities except as permitted by the 1940 Act.

     (2) Purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

     (3)  Underwrite securities of other issuers.

     (4) Invest in real estate, including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contracts for the purchase or sale of physical commodities.

     (5)  Make  loans  to any  person  except  by (a)  the  acquisition  of debt
          securities  and  making  portfolio  investments,   (b)  entering  into
          repurchase agreements and (c) lending portfolio securities.

     (6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies.

     (7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

For purposes of determining industry classifications, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party's classification inappropriate. In such a case, the investment adviser will assign an industry classification to the issuer.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company's total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

The following nonfundamental investment policies have been adopted by the Fund and Portfolio. A policy may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. The Fund and Portfolio will not:

     * make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or
          (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

     * invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund and Portfolio to dispose of such security or other asset. However, the Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above.

                           MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of the Portfolio are responsible for the overall management and supervision of the affairs of the Portfolio. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. The business address of Messrs. Lloyd George, Chen and Kerr is 3808 One Exchange Square, Central, Hong Kong. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of the Fund.

                                                                                          Number of Portfolios
                     Position(s) with                                                       in Fund Complex
Name and              the Trust and    Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth         the Portfolio    Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
INTERESTED TRUSTEES
JAMES B. HAWKES      Trustee of the    Of the Trust since  Chairman, President and Chief        196              Director of EVC
11/9/41              Trust, Vice       1989; of the        Executive Officer of BMR, Eaton
                     President and     Portfolio since     Vance, EVC and EV; Director of EV;
                     Trustee of the    1994                Vice President and Director of
                     Portfolio                             EVD. Trustee and/or officer of
                                                           196 registered investment companies
                                                           in the Eaton Vance Fund Complex.
                                                           Mr. Hawkes is an interested person
                                                           because of his positions with BMR,
                                                           Eaton Vance, EVC and EV, which are
                                                           affiliates of the Trust and the
                                                           Portfolio.

HON. ROBERT          Trustee and      Since 1994           Chief Executive Officer of Lloyd       5              None
LLOYD GEORGE         President of                          George Management (B.V.I.) Limited
8/13/52              the Portfolio                         (LGM) and Lloyd George. Chairman of
                                                           LGM. Mr. Lloyd George is an interested
                                                           person because of his positions with
                                                           LGM and Lloyd George, which are
                                                           affiliates of the Portfolio.

NONINTERESTED TRUSTEES

EDWARD K.Y. CHEN     Trustee of the   Since 1994           President of Lingnan University in     5              Director of First
2/23/35              Portfolio                             Hong Kong                                             Pacific Company,
                                                                                                                 Asia Satellite
                                                                                                                 Telecommunications
                                                                                                                 Holdings Ltd. and
                                                                                                                 Wharf Holdings
                                                                                                                 Limited (property
                                                                                                                 management and
                                                                                                                 communications)

SAMUEL L. HAYES, III Trustee          Of the Trust since    Jacob H. Schiff Professor of         196             Director of Tiffany
2/23/35                               1989; of the          Investment Banking Emeritus,                         & Co. (specialty
                                      Portfolio since       Harvard University Graduate                          retailer) and
                                      1994                  School of Business Administration.                   Telect, Inc.
                                                                                                                 (telecommunication
                                                                                                                 services company)

WILLIAM H. PARK      Trustee          Since 2003            President and Chief Executive        193              None
9/19/47                                                     Officer, Prizm Capital Management,
                                                            LLC (investment management firm)
                                                            (since 2002).  Executive Vice
                                                            President and Chief Financial
                                                            Officer, United Asset Management
                                                            Corporation (a holding company
                                                            owning institutional investment
                                                            management firms) (1982-2001).

RONALD A. PEARLMAN   Trustee           Since 2003           Professor of Law, Georgetown         193              None
7/10/40                                                     University Law Center (since 1999).
                                                            Tax Partner, Covington & Burling,
                                                            Washington, DC (1991-2000).

                                       8

NORTON H. REAMER     Trustee           Of the Trust since   President, Chief Executive           196              None
9/21/35                                1989; of the         Officer and a Director of Asset
                                       Portfolio since      Management Finance Corp. (a
                                       1996                 specialty finance company serving
                                                            the investment management industry)
                                                            (since October 2003). President,
                                                            Unicorn Corporation (an investment
                                                            and financial advisory services
                                                            company (since September 2000).
                                                            Formerly, Chairman, Hellman, Jordan
                                                            Management Co., Inc. (an investment
                                                            management company (2000-2003). Formerly,
                                                            Advisory Director of Berkshire Capital
                                                            Corporation (investment banking firm)
                                                            (2002-2003). Formerly, Chairman of the
                                                            Board, United Asset Management Corporation
                                                            (a holding company owning institutional
                                                            investment management firms) and Chairman,
                                                            President and Director, UAM Funds (mutual
                                                            funds) (1980-2000).

LYNN A. STOUT        Trustee           Since 1998           Professor of Law, University of      196              None
9/14/57                                                     California at Los Angeles School
                                                            of Law (since July 2001). Formerly,
                                                            Professor of Law, Georgetown
                                                            University Law Center.

(1)  Includes both master and feeder funds in a master-feeder structure.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Name and              Position(s) with the          Term of Office and
Date of Birth         Trust and the Portfolio        Length of Service           Principal Occupation(s) During Past Five Years
-------------         --------------------          ------------------          ----------------------------------------------
THOMAS E. FAUST JR.     President                       Since 2002              Executive Vice President of Eaton Vance, BMR, EVC
5/31/58                                                                         and EV. Chief Investment Officer of Eaton Vance and
                                                                                BMR and Director of EVC. Chief Executive Officer of
                                                                                Belair Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                                Belmar Capital Fund LLC, Belport Capital Fund LLC
                                                                                and Belrose Capital Fund LLC (private investment
                                                                                companies sponsored by Eaton Vance). Officer of 55
                                                                                registered investment companies managed by Eaton
                                                                                Vance or BMR.

WILLIAM WALTER          Vice President of               Since 1994              Director, Finance Director and Chief Operating
RALEIGH KERR            the Portfolio                                           Officer of Lloyd George.  Director of LGM. Officer
8/17/50                                                                         of 4 registered investment companies managed by
                                                                                Eaton Vance or BMR.

DUKE E. LAFLAMME        Vice President                  Since 2001              Vice President of Eaton Vance and BMR. Officer of 11
7/8/69                                                                          registered investment companies managed by Eaton
                                                                                Vance or BMR.

THOMAS H. LUSTER        Vice President                  Since 2002              Vice President of Eaton Vance and BMR. Officer of 14
4/8/62                                                                          registered investment companies managed by Eaton
                                                                                Vance or BMR.

GEORGE C. PIERIDES      Vice President of               Since 2004              Senior Managing Director of Fox. Officer of 12
12/26/57                the Trust                                               registered investment companies managed by Eaton
                                                                                Vance or BMR.

ZAHEER SITABKHAN        Vice President of               Since 1999              Director of Lloyd George.  Officer of 2 registered
1/17/65                 the Portfolio                                           investment companies managed by Eaton Vance or BMR.

WILLIAM J. AUSTIN, JR.  Treasurer of the                Since 2002*             Vice President of Eaton Vance and BMR. Officer of 58
12/27/51                Portfolio                                               registered investment companies managed by Eaton
                                                                                Vance or BMR.

JAMES L. O'CONNOR       Treasurer if the                Since 1989              Vice President of BMR, Eaton Vance and EVD. Officer
4/1/45                  Trust                                                   of 118 registered investment companies managed by
                                                                                Eaton Vance or BMR.

ALAN R. DYNNER          Secretary                       Since 1997              Vice President, Secretary and Chief Legal Officer of
10/10/40                                                                        BMR, Eaton Vance, EVD, EV and EVC. Officer of 191
                                                                                registered investment companies managed by
                                                                                Eaton Vance or BMR.

* Prior to 2002, Mr. Austin served as Assistant Treasurer of the Portfolio since 1994.

The Board of Trustees of the Trust and the Portfolio have several standing Committees, including the Governance Committee, the Audit Committee and the Special Committee. The Governance, the Audit and the Special Committees are each comprised of only noninterested Trustees. The Contract Review Subcommittee of the Special Committee is comprised of only noninterested Trustees.

The Governance Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the noninterested Trustees (with the exception of Mr. Chen). Ms. Stout currently serves as chairperson of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and the compensation of noninterested Trustees. The Governance Committee was previously named the Nominating Committee; its name was changed and a new charter adopted in March 2003. The Governance Committee's charter was revised again in February 2004. The Nominating Committee's purpose was to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees was comprised of noninterested Trustees. During the fiscal year ended December 31, 2003, the Governance Committee (and its predecessor Committee) convened five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted to the Governance Committee, contains sufficient background information concerning the candidate and is received in a sufficiently timely manner.

Messrs. Reamer (Chairman), Hayes, Park and Ms. Stout are members of the Audit Committee of the Board of Trustees of the Trust and Portfolio. The Board of Trustees has designated Messrs. Hayes, Park and Reamer, each a noninterested Trustee, as audit committee financial experts. The Audit Committee's functions include (i) overseeing the Fund's accounting and financial reporting policies and practices, its internal audit controls and procedures, the internal controls of certain service providers, as appropriate, and the quality and integrity of the Fund and Portfolio's financial statements and independent audit thereof;
(ii) approving the selection, evaluation and, when appropriate, replacement of the Fund and Portfolio's independent auditors; and (iii) evaluating the qualification, independence, and performance of the Fund and Portfolio's independent auditors. During the fiscal year ended December 31, 2003, the Audit Committee convened three times.

Messrs. Hayes (Chairman), Park, Pearlman and Reamer, and Ms. Stout are currently members of the Special Committee of the Board of Trustees of the Trust and the Portfolio. Prior to February 9, 2004, the Special Committee's members were Messrs. Hayes (Chairman), Park, Pearlman and Reamer. Prior to February 9, 2004, the purpose of the Special Committee was to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, Portfolio or investors therein. On February 9, 2004, the Special Committee adopted a new charter and expanded its membership to include Ms. Stout. Under its new charter, the purposes of the Special Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Fund and Portfolio, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any of the Fund and Portfolio's service providers (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Fund, Portfolio or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee of the Fund and Portfolio. In addition, pursuant to its revised charter, the Special Committee established a Contract Review Subcommittee having the following duties and powers:

     * To request and evaluate, not less frequently than annually, such information as may reasonably be necessary to allow the Subcommittee to evaluate the terms of each: (a) proposed new or amended or existing contracts for the provision of services by any investment adviser, sub-adviser, underwriter, administrator and any affiliate of the foregoing; and (b) plan of distribution pursuant to Rule 12b-1 under the 1940 Act.

     * To make recommendations, not less frequently than annually, to the Board of Trustees with respect to the continuation, modification or termination of all such service contracts and 12b-1 plans.

     * To consider and recommend criteria to govern the allocation of expenses among funds and between funds and their service providers; and to review the allocation of actual expenses on the basis of such criteria.

     * To review and approve the terms and amount of joint directors' and officers' errors and omissions insurance coverage with respect to the Fund and Portfolio, including the criteria by which the premium payable under any such policies shall be allocated among funds and other parties insured thereunder.

     * To consider and make recommendations to the Board of Trustees with respect to all matters involving an actual or potential conflict of interest between the interests of Eaton Vance or any of its affiliated companies, on the one hand, and the Fund and Portfolio, on the other hand.

     * To make recommendations to the Board of Trustees with respect to any other matter appropriate for review by those Trustees who are not "interested persons" of the Trust and the Portfolio or of the investment adviser or sub-adviser, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee of the Trust and the Portfolio.

     * To act on such other matters as may be delegated to the Subcommittee by the Special Committee from time to time.

The members of the Contract Review Subcommittee are Messrs. Hayes (Chairman), Park, Pearlman and Reamer. During the fiscal year ended December 31, 2003, the Special Committee convened four times.

In considering the renewal of the investment advisory  agreement(s)  between the
Portfolio  and  the  investment   adviser,   the  Contract  Review  Subcommittee
considered, among other things, the following:

     *    An independent report comparing fees (in the case of a renewal);

     * Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;

     * Sales and redemption data in respect of the Fund (in the case of a renewal);

     * The economic outlook and the general investment outlook in the relevant investment markets;

     * Lloyd George's results and financial condition and the overall organization of the investment adviser;

     *    Arrangements regarding the distribution of Fund shares;

     *    The procedures used to determine the fair value of the Fund's assets;

     * The allocation of brokerage, including allocations of soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;

     * Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

     * The resources devoted to compliance efforts undertaken by Eaton Vance and Lloyd George on behalf of the fund(s) it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

     * The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

     * Operating expenses (including transfer agency expenses) paid to third parties.

In addition, the Contract Review Subcommittee received information concerning the procedures by which the investment adviser allocates trades among its various investment advisory clients and ensures that the Portfolio's securities transactions are executed at prices advantageous to the Portfolio and at reasonably competitive commission rates. In connection with its consideration of the execution of portfolio transactions, the Contract Review Subcommittee also considered the benefits the investment adviser may receive in the form of services from brokers who execute portfolio transactions for the Portfolio.

In addition to the factors mentioned above, the Contract Review Subcommittee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolio. The Contract

Review Subcommittee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. The Contract Review Subcommittee also considered profit margins of Eaton Vance and Lloyd George in comparison with available industry data.

The Contract Review Subcommittee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Contract Review Subcommittee. In assessing the information provided by Eaton Vance and its affiliates, the Contract Review Subcommittee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Contract Review Subcommittee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

SHARE OWNERSHIP. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2003.


                                               Aggregate Dollar Range of Equity
                           Dollar Range of    Securities Owned in All Registered
                          Equity Securities    Funds Overseen by Trustee in the
   Name of Trustee        Owned in the Fund        Eaton Vance Fund Complex
   ---------------        -----------------   ----------------------------------
INTERESTED TRUSTEES
Jessica M. Bibliowicz(1)        None                    $10,001 - $50,000
James B. Hawkes           $10,001 - $50,000               over $100,000

NONINTERESTED TRUSTEES
Samuel L. Hayes, III            None                      over $100,000
William H. Park                 None                      over $100,000
Ronald A. Pearlman              None                      over $100,000
Norton H. Reamer                None                      over $100,000
Lynn A. Stout                   None                   $50,001 - $100,000

(1)  Ms. Bibliowicz resigned as a Trustee effective April 15, 2004


As of December 31, 2003, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM.

During the calendar years ended December 31, 2002 and December 31, 2003, no noninterested Trustee (or their immediate family members) had:

     1. Any direct or indirect interest in Eaton Vance, EVC, EVD, LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM;

     2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC or LGM, distributed by EVD or a person controlling, controlled by or under common control with EVC, EVD or LGM; (iii) EVC, EVD or LGM; (iv) a person controlling, controlled by or under common control with EVC, EVD or LGM; or (v) an officer of any of the above; or

     3.   Any direct or  indirect  relationship  with (i) the Trust or any Fund;
          (ii) another fund managed by EVC or LGM, distributed by EVD or a person controlling, controlled by or under common control with EVC, EVD or LGM; (iii) EVC, EVD or LGM; (iv) a person controlling, controlled by or under common control with EVC, EVD or LGM; or (v) an officer of any of the above.

During the calendar years ended December 31, 2002 and December 31, 2003, no officer of EVC, EVD or LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.

Trustees of the Portfolio (except Mr. Chen) who are not affiliated with Eaton Vance may elect to defer receipt of all or a percentage of their annual fees received from certain Eaton Vance sponsored funds in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Eaton Vance sponsored fund in the shares of one or more funds in the
Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Neither the Trust nor the Portfolio has a retirement plan for Trustees. The Portfolio does not participate in the Trustees' Plan.

The fees and expenses of the Trustees of the Trust and the Portfolio are paid by the Fund (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio). During the fiscal year ended December 31, 2003, the Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, 2003, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Source of       Jessica M.     Edward K.Y.   Samuel L.   William H.     Ronald A.   Norton H.   Lynn A.
Compensation   Bibliowicz(6)      Chen         Hayes        Park        Pearlman      Reamer     Stout
------------   -------------   -----------   ---------   ----------     ---------   ---------   -------
Trust(2)         $  3,150       $    -0-     $  3,228    $  1,474       $  1,362    $  3,008   $  3,204
Portfolio              23          5,000           30          16             14          28         23
Total             160,000         25,563      183,750      98,333(3)(4)   85,000(3)  170,833    167,500(5)

(1) As of May 1, 2003, the Eaton Vance fund complex consists of 197 registered investment companies or series thereof.
(2)  The Trust consisted of 11 Funds as of December 31, 2003.
(3)  Messrs. Park and Pearlman became Trustees in 2003.
(4) Includes $60,920 of deferred compensation.
(5)  Includes $23,250 of deferred compensation.
(6)  Ms. Bibliowicz resigned as a Trustee effective April 15, 2004.

ORGANIZATION

The Fund is a series of the Trust, which was organized under Massachusetts law on March 27, 1989 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

The Portfolio was organized as a trust under the laws of the state of New York on January 18, 1994 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

The Fund may be required to vote on matters pertaining to the Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

PROXY VOTING POLICY. The Boards of Trustees of the Trust and Portfolio have adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's and Portfolio's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's and Portfolio's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board's Special Committee or a sub-committee thereof except as contemplated under the Fund Policy. The Board's Special Committee or a sub-committee thereof will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund and Portfolio will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policies or the investment adviser will seek instruction on how to vote from the Special Committee. Effective August 31, 2004, information on how the Fund and Portfolio voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

                INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. The investment adviser manages the investments and affairs of the Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Portfolio pays the investment adviser under the investment advisory agreement on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Portfolio throughout the month in each Category as follows:


Category   Average Daily Net Assets for the Month   Annual Fee Rate
--------   --------------------------------------   ---------------
   2       $500 million, but less than $1 billion        0.70%
   3       $1 billion, but less than $1.5 billion        0.65%
   4       $1.5 billion but less than $2 billion         0.60%
   5       $2 billion but less than $3 billion           0.55%
   6       $3 billion and over                           0.50%

The following table sets forth the net assets of the Portfolio and the advisory fees paid by the Portfolio during the three fiscal years ended December 31, 2003.


  Net Assets at               Advisory Fee Paid for Fiscal Years Ended
                              ----------------------------------------
December 31, 2003     December 31, 2003   December 31, 2002   December 31, 2001
-----------------     -----------------   -----------------   -----------------
   $50,039,934            $136,365             $94,159            $128,227


The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

While the Portfolio is a New York trust, the investment adviser, together with certain Trustees and officers of the Portfolio, are not residents of the United States, and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of the investment adviser and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which the investment adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

INFORMATION ABOUT LLOYD GEORGE. The investment adviser is a subsidiary of LGM. LGM is ultimately controlled by the Hon. Robert Lloyd George, President of the Portfolio and Chairman and Chief Executive Officer of the investment adviser. LGM's only business is portfolio management. Eaton Vance's parent is a shareholder of LGM. The directors of the investment adviser are the Honourable Robert Lloyd George, William Walter Raleigh Kerr, M.F. Tang, Pamela Chan, Adaline Mang-Yee Ko, Tonessan Amissah and Jill Virgil-Smith. The Hon. Robert Lloyd George is Chairman and Chief Executive Officer of the investment adviser and Mr. Kerr is Chief Operating Officer of the investment adviser. The business address of the first five individuals is 3808 One Exchange Square, Central, Hong Kong and of the last two is Canon's Court, 22 Victoria Street, Hamilton HM 12, Bermuda.

A team of Lloyd George analysts currently monitor over 400 emerging markets stocks. These stocks are screened from a 2000 stock universe based on a variety of criteria. The Lloyd George global emerging markets team communicates weekly on stock specific and macroeconomic issues.

ADMINISTRATIVE SERVICES. Under Eaton Vance's management contract with the Fund and its administration agreement with the Portfolio, Eaton Vance receives a monthly management fee from the Fund and a monthly administration fee from the Portfolio. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Fund or the Portfolio throughout the month in each Category as indicated below:

Category    Average Daily Net Assets for the Month    Annual Fee Rate
--------    --------------------------------------    ---------------
   1        less than $500 million                        0.25000%
   2        $500 million, but less than $1 billion        0.23333%
   3        $1 billion, but less than $1.5 billion        0.21667%
   4        $1.5 billion but less than $2 billion         0.20000%
   5        $2 billion but less than $3 billion           0.18333%
   6        $3 billion and over                           0.16667%


As of December 31, 2003, the Fund had net assets of $52,901,169. For the three fiscal years ended December 31, 2003, Eaton Vance earned management fees of $45,858, $30,086, and $40,553, respectively, equivalent to 0.25% of the Fund's average daily net assets for each year.

As of December 31, 2003, the Portfolio had net assets of $50,039,934. For the three fiscal years ended December 31, 2003, Eaton Vance earned administration fees of $45,590, $31,363, and $42,649, respectively, equivalent to 0.25% of the Portfolio's average daily net assets for each year.

Eaton Vance's management contract with the Fund and Administration Agreement with the Portfolio each continue in effect from year to year so long as such continuance is approved at least annually (i) by the Trustees of the Trust or the Portfolio as the case may be and (ii) by the vote of a majority of those Trustees of Trust or the Portfolio who are not interested persons of the Trust, Portfolio or of the Administrator. Each Agreement may be terminated at any time without penalty on sixty day's written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of the Fund or the Portfolio as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund or Portfolio under such contract or agreement, Eaton Vance will not be liable to the Fund or the Portfolio for any loss incurred.

SUB-TRANSFER AGENCY SERVICES. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Fund); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from the Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro-rata share of such fee. For the fiscal year ended December 31, 2003, the transfer agent accrued for or paid to Eaton Vance $7,818 for sub-transfer agency services performed on behalf of the Fund.

INFORMATION ABOUT EATON VANCE. Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR and Eaton Vance are indirect subsidiaries of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo
I. Higdon, Jr., Vincent M. O'Reilly, Winthrop H. Smith, Jr. and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

CODE OF ETHICS. The investment adviser and the Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of the investment adviser and Eaton Vance may purchase and sell securities (including securities held or eligible for purchase by the Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

EXPENSES. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter, the manager or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is an indirect, wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, serves as custodian to the Fund and Portfolio. IBT has custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts 02116, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

TRANSFER AGENT. PFPC Inc., P.O. Box 9653, Providence, Rhode Island 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale price on the day of valuation or, if there were no sales that day, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Marketable securities listed in the NASDAQ National Market System generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Exchange-traded options are valued at the last sale price on the day of the valuation as quoted on the principal exchange or board of trade on which the options are traded, or in the absence of sales on such date, at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The daily valuation of foreign equity securities held by the Portfolio generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. The Portfolio may rely on an independent fair valuation service in making any such adjustment. Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

                         PURCHASING AND REDEEMING SHARES

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

INFORMATION REGARDING MARKET TIMING AND EXCESSIVE TRADING. The Fund is not intended for market timing or excessive trading. These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. The Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. The Fund and the principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

The Fund and the principal underwriter have provided guidance concerning the Fund's market timing and excessive trading policies with respect to Fund shares held in accounts maintained and administered by financial intermediaries (such as banks, broker-dealers and retirement plan administrators). These guidelines include standards indicating situations where market timing or excessive trading are considered to be potentially detrimental to the Fund. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the guidelines to accounts under their control.

                                  SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

PURCHASES AT NET ASSET VALUE. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

RIGHT OF ACCUMULATION. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased by an individual, his or her spouse and their children under the age of twenty-one, including shares held in trust or fiduciary accounts for the benefit of any such persons, will be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

CONVERSION FEATURE. Class B shares held for eight years (the "holding period") will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

EXCHANGE PRIVILEGE. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

TAX-DEFERRED RETIREMENT PLANS. Class A shares are available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTION PLANS

The Trust has in effect a compensation-type Distribution Plan (the "Class A Plan") for the Fund's Class A shares pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides for the payment of a monthly distribution fee to the principal underwriter in an amount equal to the aggregate of (a) 0.50% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for less than one year and (b) 0.25% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for more than one year. Aggregate payments to the principal underwriter under the Class A Plan are limited to those permitted by a rule of the NASD.

The Class A Plan also provides that the Class A will pay a service fee to the principal underwriter in an amount equal on an annual basis to 0.25% of that portion of its average daily net assets for any fiscal year which is attributable to Class A shares which have remained outstanding for more than one year; from such service fee the principal underwriter expects to pay a service fee to investment dealers, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such dealers which have remained outstanding for more than one year. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses incurred in distributing Class B shares. Because payments to the principal underwriter under the Class B Plan are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B.

Distribution of Class B shares of the Fund by the principal underwriter will also be encouraged by the payment by the investment adviser to the principal underwriter of amounts equivalent to 0.15% of the annual average daily net assets for Class B. The aggregate amounts of such payments are a deduction in calculating the outstanding uncovered distribution charges of the principal underwriter under the Class B Plan and, therefore, will benefit shareholders when such charges exist. Such payments will be made in consideration of the principal underwriter's distribution efforts.

The Class B Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For the service fees paid, see Appendix B.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A and Appendix B.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended December 31, 2003.

Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject the Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

If more than 50% of the Portfolio's assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax ("AMT") may not deduct such taxes for AMT purposes.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual's TIN is generally his or her social security number.

Under recently enacted Treasury regulations, if a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by Lloyd George, the Portfolio's investment adviser. The Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.

Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer ("Third Party Research Services"). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The relationship between commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services and the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the "Third Party Research Services Payment Ratio."

Consistent with the foregoing practices, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. The Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities.

Research Services received by the investment adviser include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

The investment adviser has agreed to reduce the Portfolio's advisory fee in connection with Third Party Research Services whose cost is borne by the Portfolio through commissions on portfolio transactions. Specifically, whenever the Portfolio executes a portfolio transaction with a broker-dealer and the associated commission is consideration for Third Party Research Services, the advisory fee paid by the Portfolio to the investment adviser will be reduced by dividing the commission payment associated with the transaction by the applicable Third Party Research Services Payment Ratio.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services ("Proprietary Research Services"). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by the Portfolio will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by the Portfolio during the each of the three fiscal years ended December 31, 2003, 2002 and 2001, as well as the amount of the Portfolio's security transactions for the most recent fiscal year that were directed to firms, which provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                     Amount of Transactions      Commissions Paid on
   Fiscal Year        Brokerage        Directed to Firms      Transactions Directed to
       End         Commission Paid     Providing Research     Firms Providing Research
   -----------     ---------------   ----------------------  -------------------------
December 31, 2003     $217,046            $17,124,346                 $79,270

December 31, 2002     $127,204

December 31, 2001     $225,408

                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent auditors' report for, the Fund and Portfolio, appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

HOUSEHOLDING. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended December 31, 2003, as
previously    filed    electronically    with    the    SEC    (Accession    No.
0001047469-04-007100).

                                                                      APPENDIX A

                      CLASS A FEES, PERFORMANCE & OWNERSHIP

SALES CHARGES, SERVICE FEES AND REPURCHASE TRANSACTION FEES. For the fiscal year ended December 31, 2003, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) distribution fees paid to the principal underwriter under the Distribution Plan, (5) total service fees paid by the Fund, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                                                          Distribution                                        Repurchase
              Sales Charges  Sales Charges   CDSC Paid    Fee Paid to                     Service Fees     Transaction Fees
Total Sales   to Investment  to Principal   to Principal   Principal    Total Service  Paid to Investment  Paid to Principal
Charges Paid     Dealers      Underwriter   Underwriter   Underwriter     Fees Paid         Dealers           Underwriter
------------  -------------  -------------  ------------  -----------   -------------  ------------------  -----------------
  $298,728       $256,681      $42,047          $0           $32,875       $6,132           $5,401              $1,078

For the fiscal years ended December 31, 2002 and December 31, 2001, total sales charges of $2,915 and $935, respectively, were paid on sales of Class A, of which the principal underwriter received $445 and $121, respectively. The balance of such amounts was paid to investment dealers.

PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 reflects the total return of a predecessor to Class A. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.


ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                                     Length of Period Ended December 31, 2003
Average Annual Total Return:          One Year    Five Years    Life of Fund
----------------------------          --------    ----------    ------------
Before Taxes and Excluding
 Maximum Sales Charge                  113.81%      14.97%          1.56%
Before Taxes and Including
 Maximum Sales Charge                  101.56%      13.63%          0.94%
After Taxes on Distributions and
 Excluding Maximum Sales Charge        113.81%      14.97%          1.56%
After Taxes on Distributions and
 Including Maximum Sales Charge        101.56%      13.63%          0.94%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                           73.98%      13.18%          1.34%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                           66.02%      11.97%          0.80%

     Predecessor Fund commenced operations May 2, 1994.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At April 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:


     Merrill Lynch, pierce, Fenner & Smith, Inc.   Jacksonville, FL    14.5%
     Charles Schwab & Co., Inc.                    San Francisco, CA    5.8%
     Citigroup Global Markets, Inc.                New York, NY         5.1%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX B

                      CLASS B FEES, PERFORMANCE & OWNERSHIP

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended December 31, 2003, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

 Commission Paid
   by Principal       Distribution Fee                             Uncovered Distribution                Service Fees
  Underwriter to           Paid to             CDSC Paid to       Charges (as a % of Class   Service       Paid to
Investment Dealers  Principal Underwriter  Principal Underwriter         Net Assets)          Fees    Investment Dealers
------------------  ---------------------  ---------------------  ------------------------   -------  ------------------
        $
     214,560               $78,921                $31,000             $1,959,000 (0.4%)      $26,288       $19,091
 Commission Paid
   by Principal      Repurchase Transaction
  Underwriter to          Fees Paid to
Investment Dealers   Principal Underwriter
------------------  ------------------------
        $                     $580
     214,560

PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.


ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                                     Length of Period Ended December 31, 2003
Average Annual Total Return:          One Year    Five Years    Life of Fund
----------------------------          --------    ----------    ------------
Before Taxes and Excluding
 Maximum Sales Charge                  113.98%      14.25%          1.01%
Before Taxes and Including
 Maximum Sales Charge                  108.98%      14.02%          1.01%
After Taxes on Distributions and
 Excluding Maximum Sales Charge        113.98%      14.25%          1.01%
After Taxes on Distributions and
 Including Maximum Sales Charge        108.98%      14.02%          1.01%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                           74.09%      12.54%          0.86%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                           70.84%      12.32%          0.86%

     Class B commenced operations May 2, 1994.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At April 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:


    Merrill Lynch, Pierce, Fenner & Smith, Inc.   Jacksonville, FL    7.3%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX C

                               COUNTRY INFORMATION

The information set forth in this Appendix has been extracted from various government and private publications. The Trust's Board of Trustees make no representation as to the accuracy of the information, nor has the Board of Trustees attempted to verify it. Moreover, the information is as of the date of this SAI (or such other date as set forth below). This information is expected to change substantially during the period in which this SAI is in use. No representation is made that any correlation will exist between the economies or stock markets of REE ("The Rupee Region") Region countries and the Fund's performance.


THE FOLLOWING IS A GENERAL DISCUSSION OF CERTAIN FEATURES OF THE ECONOMIES OF INDIA, PAKISTAN AND SRI LANKA. There can be no assurance that the Portfolio will be able to capitalize on the factors described herein. Opinions expressed herein are the good faith opinions of the Portfolio's investment adviser. Unless otherwise indicated, all amounts are expressed in United States dollars.

                                      INDIA

India is the seventh largest country in the world, covering an area of approximately 3,300,000 square kilometers. It is situated in South Asia and is bordered by Nepal, Bhutan and China in the north, Myanmar and Bangladesh in the east, Pakistan in the west and Sri Lanka in the south.

India's population is currently estimated at approximately 1,054 million; the figure in 1991, according to the official census, was 846 million. Most of the population still lives in rural areas. Approximately 84 percent are Hindus, 11 percent Muslims, 2 percent Sikhs, 2 percent Christians and 1 percent Buddhists. Hindi is one of the major languages, with English also being used widely in official and business communications. With a middle class of approximately 150 million people, India constitutes one of the largest markets in the world.

Unlike certain other emerging market countries, India has a long tradition of trade and markets, despite the central planning of the economy carried out by the Indian government in the first decades after India's independence. The Bombay Stock Exchange, for example, was founded over 120 years ago, is the oldest stock exchange in Asia and currently lists over 5,600 companies, more than the New York Stock Exchange. In 1994, the National Stock Exchange was set up by leading institutions to provide a modern, fully automated screen-based trading with national reach. The National Stock Exchange has become India's leading stock exchange covering 358 cities and towns across the country. Trading volumes in the equity segment have grown rapidly with average daily turnover increasing from US $3.7 million during 1994-95 to US $535 million during 2002-03. During the year 2002-03, NSE reported a total turnover of US $134.3 billion in the equities segment accounting for 64% of the total Indian securities market.

India became independent from the United Kingdom in 1947. It is governed by a parliamentary democracy under the Constitution of India, under which the executive, legislative and judicial functions are separated. India has been engaged in a policy of gradual economic reform since the mid-1980's. In 1991, the Government of Prime Minister Narasimha Rao had introduced far-reaching measures with the goal of reducing government intervention in the economy, strengthening India's industrial base, expanding exports and increasing economic efficiency. The main focus of the policy was to place more authority for making business decisions in the hands of those who operate the businesses. The system of industrial licenses known as the "License Raj", by means of which the government controlled many private sector investment decisions, was substantially modified. Government approvals required to increase, reduce or change production have been greatly reduced.

Modern economic development in India began in the mid-1940's with the publication of the Bombay Plan. The Planning Commission was established in 1950 to assess the country's available resources and to identify growth areas. A centrally planned economic model was adopted, and in order to control the direction of private investment, most investment and major economic decisions required government approval. Foreign investment was allowed only selectively. This protectionist regime held back development of India's economy until the mid-1980's when there began a gradual move towards the liberalization and market orientation of the economy. After the liberalization measures, which began in 1985, the annual growth of the country's real gross domestic product has risen from an average 3-4% since the 1940's to an average 5.7% between 1991 and 2001.

Since 1991, the successive governments have continued to adopt measures to further open the economy to private investment, attract foreign capital and speed up the country's industrial growth rate. For example, the banking and insurance industry has been opened to the private sector, including to foreign investors. Most banks were nationalized in 1969, and no new privately owned banks had been permitted. The Government is now granting new banking and insurance licenses. In another move the administered price mechanism in the petroleum sector was dismantled in April 2002; with this the pricing of petroleum products becomes market determined. The Government also permitted foreign brokerage firms to operate in India on behalf of Foreign Institutional Investors ("FIIs"), and has permitted foreign investors to own majority stakes in Indian asset management companies. In 1992, it was announced that FIIs would be able to invest directly in the Indian capital markets. In September 1992, the guidelines for FIIs were published and a number of such investors have been registered by the Securities and Exchange Board of India, including the investment adviser. Recently, restrictions on maximum investment limits applicable to FIIs have been liberalized and FIIs have been allowed to trade in all derivative products. In 1995, FII regulations were supplemented and the Parliament approved the establishment of central share depositories. Beginning in September 1995, several measures have been adopted to establish securities depositories and permit trading without share certificates. Dematerialization (paperless) trading began in 1997 and as of the date hereof more than 5,015 companies have joined the National Securities Depository Ltd. These companies represent over 9.5% of the market capitalization of the Indian market. Derivatives trading commenced in India in June 2000 on two stock exchanges. To begin with Securities & Exchange Board of India (SEBI) approved trading on index futures contracts based on BSE-30 Index and S&P CNX Nifty Index, followed by trading in options based on the above indices and in individual securities. The total exchange traded derivatives witnessed value of US $95 billion during 2002-03 against US $22 billion in 2001-02.

The government has progressively cut subsidies to ailing public sector businesses. Despite resistance by labour union and other interest groups, privatization is real, with big ticket sales of Videsh Sanchar Nigam Ltd (VSNL, a telecom company) and IBP Ltd (a petroleum marketing company). Continuing the reform process, recent budgets have implemented tax cuts for the corporate sector and reduction in import duties. In sum, the government's new policies seek to expand opportunities for entrepreneurship in India. Foreign investors have responded to these trends by putting resources into the Indian economy. According to the Reserve Bank of India, total inflows, including foreign direct and foreign portfolio investment, rose from about $150 million in fiscal year 1992 to over US $4.5 billion in fiscal March 2003 (January to November 2003, total portfolio investments at US $5.24 billion ). India's foreign exchange reserves, which had fallen to about $1 billion in 1991, were $5.4 billion in March 2003 (US $96 billion in November 2003.)

The Indian population is comprised of diverse religious and linguistic groups. Despite this diversity, India has one of the more stable political systems among the world's developing nations. However, periodic sectarian conflict among India's religious and linguistic groups could adversely affect Indian businesses, temporarily close stock exchanges or other institutions, or undermine or distract from government efforts to liberalize the Indian economy

                                    PAKISTAN

Pakistan, occupying an area of about 800,000 square kilometers, is bounded in the south by the Arabian Sea and India and in the north by China and Afghanistan. To the west and northwest are Iran and Afghanistan and to the east is India. The capital is Islamabad. Karachi is the biggest commercial and industrial city.

Pakistan is the world's ninth most populous country. The population is currently estimated at approximately 137 million, with an annual population growth rate of 3.0%. The national language is Urdu, although English is widely spoken and understood throughout the country.

Pakistan was created in 1947, in response to the demands of Indian Muslims for an independent homeland, by the partition from British India of two Muslim majority areas. In 1971, a civil war in East Pakistan culminated in independence for East Pakistan (now Bangladesh). Over the past 50 years, Pakistan and India have gone to war two times, and intermittent border exchanges occur at times. In particular, relations with India remain unfriendly over the disputed territory of Kasmir, with its majority Muslim population.

In earlier decades, Pakistan had a federal parliamentary system. Economic development since 1955 has taken place within the framework of successive five-year plans which established growth targets and allocations of public sector investment. However, the lack of realistic targets, plans and successful policy implementation had caused problems for many years.

The current government is led by the Pro Musharraf Party. It is expected that reform and privatization related policies will be continued. The market has risen 3.2 times since January 2002 to its all time high of 4500 in 2003 on the back of good corporate results, low interest rate environment, appreciating currency, investor friendly government policies and high external inflows. Average daily volume has risen significantly over last year. This has prompted a lot of new retail and institutional interest in the market. GDP growth during FY03 is expected to touch 4.5%

                                    SRI LANKA

A former British colony, Sri Lanka became a Dominion of the commonwealth in 1948 and became the Democratic Socialist Republic in 1972.

The Sri Lankan economy which has registered average growth of approximately 4.5% for the last ten years recorded its first post independence decline of 1.4% in 2001 mainly due to terrorist attacks by local separatists targeting installations of economic value and the downturn in the global economy which followed the September 11 attacks in the United States. However, the GDP growth for 2003 is expected to be around 5.5% - 6.0%.

The Government at the end of 2001 signed a ceasefire agreement and started peace talks with the separatist forces. The peace talks have had the backing of the international community with Norway, Japan and the United States playing a more active role. The separatist violence has over the years taken a heavy toll on government finances with the country having continuing high budget deficits and debt.

The starting of the peace process has seen the local economy rebounding after the reversals of 2001 backed by stable exchange rates and reductions in inflation and interest rates. The stock market was one of the best performing in the world with its market capitalization more than doubling over a period of twelve months before a political crisis took effect. The resurgence in the economy has been mirrored by the corporate results with most companies listed at the Columbo Stock Exchange reporting strong growth in earnings. The tourism industry, a key foreign exchange generator has also rebounded with total tourist arrivals expected to reach 500,000 for the first time.

The political situation in the country has become volatile of late due to the takeover of three key ministries, namely the Defense, Interior and Media, by the Executive President, which were under the control of the Prime Minister. The President and the Prime Minister who are affiliated to rival political parties are now in negotiation to work out a formula for cohabitation.

The prospects for the economic and social development look promising, especially if the peace talks are concluded successfully. The strategic location of the country enables it to be a regional hub for air and sea based transport. The proximity to one of the largest emerging markets in the world, India and the growing trade between the two countries makes Sri Lanka and ideal launching pad. The country also has a skilled labor market with high literacy.

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION

                                                          May 1, 2004








                                   Eaton Vance
                            Institutional Short Term
                                   Income Fund

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-262-1122


This Statement of Additional Information ("SAI") provides general information about the Fund. The Fund is a series of Eaton Vance Special Investment Trust (the "Trust"). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

                                     Page                              Page
Strategies and Risks                  2     Purchasing and Redeeming Shares   13
Investment Restrictions               4     Service Plan                      13
Management and Organization           6     Performance                       14
Investment Advisory and                     Taxes                             14
  Administrative Services            11     Portfolio Securities
Other Service Providers              12       Transactions                    15
Determination of Net Asset Value     12     Financial Statements              17

Appendix A: Fund Specific Information                                         18
Appendix B: Ratings                                                           19



This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund's relevant prospectus dated May 1, 2004, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.



(c) 2004 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Fixed-Income Securities. Fixed-income securities include preferred stocks, convertible debt securities, bonds, debentures, notes and other types of debt securities (such as collateralized mortgage obligations, mortgage-backed securities and other asset-backed and collateralized obligations). During an economic downturn, the ability of issuers to service their debt may be impaired. In the case of a default, the Fund may retain a defaulted security when the investment adviser deems it advisable to do so. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of an investment that is in default. Issuers of fixed-income securities may reserve the right to call (redeem) the bond. If an issuer redeems securities during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

While lower rated debt securities may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated securities are subject to the risk of an issuer's inability to meet principal and interest payments on the securities (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated securities are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Duration. The dollar-weighted average duration of the Fund will not exceed two years. Duration measures the expected life of a fixed-income security, which can determine its price sensitivity to changes in the general level of interest rates. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. The portfolio manager will maintain a dollar-weighted average duration of less than two years. Duration differs from maturity in that it considers a security's coupon payments in addition to the amount of time until the security matures. As the value of a security changes over time, so will its duration.


Mortgage-Backed and Asset-Backed Securities. While it is not possible to accurately predict the life of a particular issue of a mortgage-backed security, the actual life of any such security is likely to be substantially less than the average maturity of the mortgage pool underlying the security. This is because unscheduled early prepayments of principal on a mortgage-backed security will result from the prepayment, refinancing or foreclosure of the underlying loans in the mortgage pool. The monthly payments (which may include unscheduled prepayments) on such a security may be able to be reinvested only at a lower rate of interest. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, this type of security is less effective than other types of obligations as a means of "locking-in" attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of mortgage-backed securities may have a comparable risk of decline in market value during periods of rising interest rates. If such a security has been purchased at a premium above its par value, both a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment and will reduce performance. If such a security has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current yield and total returns and will accelerate the recognition of income, which when distributed to Fund shareholders, will be taxable as ordinary income. While asset-backed securities are also susceptible to prepayment risk, the collateral supporting asset-backed securities is generally of shorter maturity than mortgage loans and is less likely to experience substantial unscheduled prepayments. However, the collateral securing such securities may be more difficult to liquidate than mortgage loans. Moreover, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Collateralized mortgage obligations ("CMOs") are issued in two or more classes or series with varying maturities and stated rates of interest determined by the issuer. The key feature of the CMO structure is the prioritization of the cash flows from a pool of mortgages among the several classes of CMO holders, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (that is, the character of payments of principal and interest is not passed through and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. Because the interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest to each class and to retire successive maturities in sequence. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding.

U.S. Government Securities. U.S. Government securities include (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one year to ten years), U.S. Treasury bonds (generally maturities of greater than ten years) and U.S. Treasury inflation protected securities ("TIPs") (with a range of maturities) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or
(d) the credit of the agency or instrumentality. The Fund may also invest in any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, FHLMC, FNMA, GNMA, Student Loan Marketing Association, United States Postal Service, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Because the U.S. Government generally is not obligated to provide support to its instrumentalities, the Fund will invest in obligations issued by these instrumentalities only if the investment adviser determines that the credit risk with respect to such obligations is minimal.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Repurchase Agreements. The Fund may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Fund purchased may have decreased, the Fund could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Illiquid Securities. The Fund may invest up to 15% of net assets in illiquid securities. Illiquid securities include securities legally restricted as to resale, such as commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If the Fund invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.


Portfolio Turnover. The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Fund were replaced in a period of one year. A high turnover rate (such as 100% or more) necessarily involves greater expenses to the Fund and may result in the realization of substantial net short-term capital gains. The Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed-income securities of different countries, to seek short-term profits during periods of fluctuating interest rates, or for other reasons. Such trading will increase the Fund's rate of turnover and may increase the incidence of net short-term capital gains allocated to the Fund by the Fund which, upon distribution by the Fund, are taxable to Fund shareholders as ordinary income.


                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

     (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;
     (2) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;
     (3) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;
     (4) Purchase or sell physical commodities or futures contracts for the purchase or sale of physical commodities, provided that the Fund may enter into all types of futures and forward contracts on currency, securities and securities, economic and other indices and may purchase and sell options on such futures contracts;
     (5) Make loans to any person, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities or (d) lending cash consistent with applicable law;
     (6) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contracts is not considered the purchase of a security on margin; or

     (7) Invest 25% or more of its total assets in any single industry (provided there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities).

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its investable assets in another open-end management investment company (a portfolio) with substantially the same investment objective, policies and restrictions as the Fund; moreover, subject to Trustee approval the Fund may invest its investable assets in two or more open-end management investment companies which together have substantially the same investment objective, policies and restrictions as the Fund, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.


In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company's total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.


The following nonfundamental investment policies have been adopted by the Fund. A policy may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders. The Fund will not:

     * make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or
          (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

     * invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.


Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund to dispose of such security or other asset. However, the Fund must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above.

                           MANAGEMENT AND ORGANIZATION


Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of the Fund.

                                                                                          Number of Portfolios
                                                                                             in Fund Complex
Name and             Position(s) with  Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth            Trust         Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
Interested Trustees
JAMES B. HAWKES          Trustee       Since 1998          Chairman, President and Chief        196              Director of EVC
11/9/41                                                    Executive Officer of BMR, Eaton
                                                           Vance, EVC and EV; Director of EV;
                                                           Vice President and Director of
                                                           EVD. Trustee and/or officer of
                                                           196 registered investment companies
                                                           in the Eaton Vance Fund Complex.
                                                           Mr. Hawkes is an interested person
                                                           because of his positions with BMR,
                                                           Eaton Vance, EVC and EV, which are
                                                           affiliates of the Trust.

Noninterested Trustees
SAMUEL L. HAYES, III     Trustee       Since 1989          Jacob H. Schiff Professor of         196              Director of Tiffany
2/23/35                                                    Investment Banking Emeritus,                          & Co. (specialty
                                                           Harvard University Graduate                           retailer) and
                                                           School of Business Administration.                    Telect, Inc.
                                                                                                                 (telecommunication
                                                                                                                 services company)

WILLIAM H. PARK          Trustee       Since 2003          President and Chief Executive        193              None
9/19/47                                                    Officer, Prizm Capital Management,
                                                           LLC (investment management firm)
                                                           (since 2002).  Executive Vice
                                                           President and Chief Financial
                                                           Officer, United Asset Management
                                                           Corporation (a holding company
                                                           owning institutional investment
                                                           management firms) (1982-2001).

RONALD A. PEARLMAN       Trustee       Since 2003          Professor of Law, Georgetown         193              None
7/10/40                                                    University Law Center (since 1999).
                                                           Tax Partner, Covington & Burling,
                                                           Washington, DC (1991-2000).

NORTON H. REAMER         Trustee       Since 1989          President, Chief Executive           196              None
9/21/35                                                    Officer and a Director of Asset
                                                           Management Finance Corp. (a
                                                           specialty finance company serving
                                                           the investment management industry)
                                                           (since October 2003). President,
                                                           Unicorn Corporation (an investment
                                                           and financial advisory services
                                                           company (since September 2000).
                                                           Formerly, Chairman, Hellman, Jordan
                                                           Management Co., Inc. (an investment
                                                           management company (2000-2003). Formerly,
                                                           Advisory Director of Berkshire Capital
                                                           Corporation (investment banking firm)
                                                           (2002-2003). Formerly, Chairman of the
                                                           Board, United Asset Management Corporation
                                                           (a holding company owning institutional
                                                           investment management firms) and Chairman,
                                                           President and Director, UAM Funds (mutual
                                                           funds) (1980-2000).

LYNN A. STOUT            Trustee       Since 1998          Professor of Law, University of      196              None
9/14/57                                                    California at Los Angeles School
                                                           of Law (since July 2001). Formerly,
                                                           Professor of Law, Georgetown
                                                           University Law Center.

(1)  Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

Name and              Position(s) with the          Term of Office and
Date of Birth                Trust                  Length of Service           Principal Occupation(s) During Past Five Years
-------------         --------------------          ------------------          ----------------------------------------------
THOMAS E. FAUST JR.     President                       Since 2002              Executive Vice President of Eaton Vance, BMR, EVC
5/31/58                                                                         and EV. Chief Investment Officer of Eaton Vance and
                                                                                BMR and Director of EVC. Chief Executive Officer of
                                                                                Belair Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                                Belmar Capital Fund LLC, Belport Capital Fund LLC
                                                                                and Belrose Capital Fund LLC (private investment
                                                                                companies sponsored by Eaton Vance). Officer of 55
                                                                                registered investment companies managed by Eaton
                                                                                Vance or BMR.

                                       6

Name and              Position(s) with the          Term of Office and
Date of Birth                Trust                  Length of Service           Principal Occupation(s) During Past Five Years
-------------         --------------------          ------------------          ----------------------------------------------
DUKE E. LAFLAMME        Vice President                  Since 2001              Vice President of Eaton Vance and BMR. Officer of 11
7/8/69                                                                          registered investment companies managed by Eaton
                                                                                Vance or BMR.

THOMAS H. LUSTER        Vice President                  Since 2002              Vice President of Eaton Vance and BMR. Officer of 14
4/8/62                                                                          registered investment companies managed by Eaton
                                                                                Vance or BMR.

JAMES L. O'CONNOR       Treasurer                       Since 1989              Vice President of BMR, Eaton Vance and EVD. Officer
4/1/45                                                                          of 118 registered investment companies managed by
                                                                                Eaton Vance or BMR.

ALAN R. DYNNER          Secretary                       Since 1997              Vice President, Secretary and Chief Legal Officer of
10/10/40                                                                        BMR, Eaton Vance, EVD, EV and EVC. Officer of 191
                                                                                registered investment companies managed by
                                                                                Eaton Vance or BMR.

The Board of Trustees of the Trust have several standing Committees, including the Governance Committee, the Audit Committee and the Special Committee. The Governance, the Audit and the Special Committees are each comprised of only noninterested Trustees. The Contract Review Subcommittee of the Special Committee is comprised of only noninterested Trustees.

The Governance Committee of the Board of Trustees of the Trust is comprised of the noninterested Trustees. Ms. Stout currently serves as chairperson of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and the compensation of noninterested Trustees. The Governance Committee was previously named the Nominating Committee; its name was changed and a new charter adopted in March 2003. The Governance Committee's charter was revised again in February 2004. The Nominating Committee's purpose was to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees was comprised of noninterested Trustees. During the fiscal year ended December 31, 2003, the Governance Committee (and its predecessor Committee) convened five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted to the Governance Committee, contains sufficient background information concerning the candidate and is received in a sufficiently timely manner.

Messrs. Reamer (Chairman), Hayes, Park and Ms. Stout are members of the Audit Committee of the Board of Trustees of the Trust. The Board of Trustees has designated Messrs. Hayes, Park and Reamer, each a noninterested Trustee, as audit committee financial experts. The Audit Committee's functions include (i) overseeing the Fund's accounting and financial reporting policies and practices, its internal audit controls and procedures, the internal controls of certain service providers, as appropriate, and the quality and integrity of the Fund's financial statements and independent audit thereof; (ii) approving the selection, evaluation and, when appropriate, replacement of the Fund's independent auditors; and (iii) evaluating the qualification, independence, and performance of the Fund's independent auditors. During the fiscal year ended December 31, 2003, the Audit Committee convened three times.

Messrs. Hayes (Chairman), Park, Pearlman and Reamer are currently members of the Special Committee of the Board of Trustees of the Trust. Prior to February 9, 2004, the Special Committee's members were Messrs. Hayes (Chairman), Park, Pearlman and Reamer. Prior to February 9, 2004, the purpose of the Special Committee was to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust, including investment advisory, administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund or investors therein. On February 9, 2004, the Special Committee adopted a new charter and expanded its membership to include Ms. Stout. Under its new charter, the purposes of the Special Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Fund, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any of the Fund's service providers (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Fund or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the Audit

Committee or the Governance Committee of the Fund. In addition,  pursuant to its
revised   charter,   the  Special   Committee   established  a  Contract  Review
Subcommittee having the following duties and powers:

     * To request and evaluate, not less frequently than annually, such information as may reasonably be necessary to allow the Subcommittee to evaluate the terms of each: (a) proposed new or amended or existing contracts for the provision of services by any investment adviser, sub-adviser, underwriter, administrator and any affiliate of the foregoing; and (b) plan of distribution pursuant to Rule 12b-1 under the 1940 Act.
     * To make recommendations, not less frequently than annually, to the Board of Trustees with respect to the continuation, modification or termination of all such service contracts and 12b-1 plans.
     * To consider and recommend criteria to govern the allocation of expenses among funds and between funds and their service providers; and to review the allocation of actual expenses on the basis of such criteria.
     * To review and approve the terms and amount of joint directors' and officers' errors and omissions insurance coverage with respect to the Fund, including the criteria by which the premium payable under any such policies shall be allocated among funds and other parties insured thereunder.
     * To consider and make recommendations to the Board of Trustees with respect to all matters involving an actual or potential conflict of interest between the interests of Eaton Vance or any of its affiliated companies, on the one hand, and the Fund, on the other hand.
     * To make recommendations to the Board of Trustees with respect to any other matter appropriate for review by those Trustees who are not "interested persons" of the Trust or of the investment adviser or sub-adviser, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee of the Trust.
     * To act on such other matters as may be delegated to the Subcommittee by the Special Committee from time to time.

The members of the Contract Review Subcommittee are Messrs. Hayes (Chairman), Park, Pearlman and Reamer. During the fiscal year ended December 31, 2003, the Special Committee convened five times.

In considering the renewal of the investment advisory agreement(s) between the Fund and the investment adviser, the Contract Review Subcommittee considered, among other things, the following:


     *    An independent report comparing fees (in the case of a renewal);
     * Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;
     * Sales and redemption data in respect of the Fund (in the case of a renewal);
     * The economic outlook and the general investment outlook in the relevant investment markets;
     *    Eaton  Vance's  results  and  financial   condition  and  the  overall
          organization of the investment adviser;
     *    Arrangements regarding the distribution of Fund shares;
     *    The procedures used to determine the fair value of the Fund's assets;

     * The allocation of brokerage, including allocations of soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;

     * Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

     * The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the fund(s) it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;
     * The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and
     * Operating expenses (including transfer agency expenses) paid to third parties.

The Contract Review Subcommittee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreement(s). Specifically, the Contract Review Subcommittee considered the investment adviser's experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Contract Review Subcommittee noted the experience of the investment professionals and other personnel who would provide services under the investment advisory agreement(s). The Contract Review Subcommittee evaluated the level of skill required to manage the Fund and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Fund.

In addition to the factors mentioned above, the Contract Review Subcommittee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Fund. The Contract Review Subcommittee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Fund. The Contract Review Subcommittee also considered profit margins of Eaton Vance in comparison with available industry data.

The Contract Review Subcommittee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Contract Review Subcommittee. In assessing the information provided by Eaton Vance and its affiliates, the Contract Review Subcommittee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Contract Review Subcommittee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2003.

                                                                            Aggregate Dollar Range of Equity
                                                                           Securities Owned in All Registered
                                 Dollar Range of Equity Securities          Funds Overseen by Trustee in the
Name of Trustee                         Owned in the Fund                       Eaton Vance Fund Complex
---------------                         -----------------                       ------------------------
INTERESTED TRUSTEES
Jessica M. Bibliowicz(1)                     None                                  $10,001 - $50,000
James B. Hawkes                              None                                    over $100,000
NONINTERESTED TRUSTEES
Samuel L. Hayes, III                         None                                    over $100,000
William H. Park                              None                                    over $100,000
Ronald A. Pearlman                           None                                    over $100,000
Norton H. Reamer                             None                                    over $100,000
Lynn A. Stout                                None                                  $50,001 - $100,000

(1)  Ms. Bibliowicz resigned as a Trustee effective April 15, 2004

As of December 31, 2003, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2002 and December 31, 2003, no noninterested Trustee (or their immediate family members) had:


     1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

     2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

     3.   Any direct or  indirect  relationship  with (i) the Trust or any Fund;
          (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD;
          (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.


During the calendar years ended December 31, 2002 and December 31, 2003, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the trust or any of their immediate family members served as an officer.


Trustees of the Trust who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Trust in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Fund's assets, liabilities, and net income per share, and will not obligate the Trust to retain the services of any Trustee or obligate the Trust to pay any particular level of compensation to the Trustee. The Trust does not have a retirement plan for Trustees.


The fees and expenses of the Trustees of the Trust are paid by the Fund (and the other series of the Trust). (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust). During the fiscal year ended December 31, 2003, the Trustees of the Trust earned the following compensation in their capacities as Trustees from the Trust. For the year ended December 31, 2003, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex/(1)/:

 Source of      Jessica M.    Samuel L.       William H.        Ronald A.              Norton H.       Lynn A.
Compensation  Bibliowicz(6)     Hayes           Park            Pearlman                Reamer          Stout
------------  -------------     -----           ----            --------                ------          -----
Trust(2)       $  3,150       $  3,228        $ 1,474           $ 1,362                $  3,008        $  3,204
Trust and
 Fund Complex   160,000        183,750         98,333(3)(4)      85,000(3)              170,833         167,500(5)

(1) As of May 1, 2004, the Eaton Vance fund complex consists of 197 registered investment companies or series thereof.
(2)  The Trust consisted of 11 Funds as of December 31, 2003.
(3)  Messrs. Park and Pearlman became Trustees in June of 2003.
(4)  Includes $60,920 of deferred compensation.
(5)  Includes $23,250 of deferred compensation.
(6)  Ms. Bibliowicz resigned as a Trustee effective April 15, 2004.


Organization

The Fund is a series of the Trust, which was organized under Massachusetts law on March 27, 1989 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of the Fund and provides related office facilities and personnel subject to the supervision of the Trust's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Fund and what portion, if any, of the Fund's assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Trust who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Fund pays Eaton Vance under the Investment Advisory Agreement, see the prospectus. As at December 31, 2003, the Fund had net assets of $97,114,743. For the period from the start of business, January 7, 2003, to December 31, 2003, Eaton Vance would have earned, absent a voluntary fee waiver, advisory fees of $230,451. Eaton Vance voluntarily waived a portion of its fee for the period from the start of business, January 7, 2003, to December 31, 2003 in the amount of $29,179.

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of the Fund, and the Fund is authorized to pay Eaton Vance a fee in the amount of 0.10% of average daily net assets for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

For the fiscal year ended December 31, 2003, the Fund had net assets of $97,114,743. For the period from the start of business, January 7, 2003, to December 31, 2003, Eaton Vance earned administration fees in the amount of $92,181.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Fund); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from the Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro-rata share of such fee. For the period from the start of business, January 7, 2003, to December 31, 2003, Eaton Vance was paid $5.00 by the transfer agent for sub-transfer agency services performed on behalf of the Fund.

Information About Eaton Vance. Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. Eaton Vance is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., Vincent M. O'Reilly, Winthrop H. Smith, Jr. and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William
M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser and the Fund have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held or eligible for purchase by the Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Expenses. The Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser or the principal underwriter). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses.

                             OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is an indirect, wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund. IBT has custody of all cash and securities of the Fund, maintains the general ledger of the Fund and computes the daily net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. IBT provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

Independent Accountants. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the independent accountants of the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC Inc., P.O. Box 9653, Providence, Rhode Island 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

                        DETERMINATION OF NET ASSET VALUE

The net asset value of the Fund is computed by IBT (as agent and custodian for the Fund) in the manner described under "Valuing Shares" in the prospectus). The Fund will be closed for business and will not price its shares on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Trustees of the Trust have established the following procedures for the fair valuation of the Fund's assets under normal market conditions. Fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale price on the day of valuation or, if there were no sales that day, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Marketable securities listed in the NASDAQ National Market System generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Exchange-traded options are valued at the last sale price on the day of the valuation as quoted on the principal exchange or board of trade on which the options are traded, or in the absence of sales on such date, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity.

The amortized cost of an instrument is determined by valuing it at cost originally and thereafter accreting any discount or amortizing any premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price that would be received if the instruments were sold. Consequently, changes in the market value of instruments held during periods of rising or falling interest rates will not be reflected either in the computation of net asset value or in the daily computation of net investment income.

All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

                         PURCHASING AND REDEEMING SHARES

Information Regarding Market Timing and Excessive Trading. The Fund is not intended for market timing or excessive trading. These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. The Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. The Fund and the principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

The Fund and the principal underwriter have provided guidance concerning the Fund's market timing and excessive trading policies with respect to Fund shares held in accounts maintained and administered by financial intermediaries (such as banks, broker-dealers and retirement plan administrators). These guidelines include standards indicating situations where market timing or excessive trading are considered to be potentially detrimental to the Fund. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the guidelines to accounts under their control.

                                  SERVICE PLAN

The Trust on behalf of the Fund has in effect a Service Plan (the "Plan") that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the prospectus.

The Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. The Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the affected shareholders and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Plan was approved by the Trustees, including the Plan Trustees, on October 21, 2002. The

Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plan because their employers (or affiliates thereof) receive distribution and/or service fees under the Plan or agreements related thereto. For the service fees paid under the Plan, see Appendix A.

                                   PERFORMANCE

Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period and (ii) a complete redemption of the investment. For total return information, see Appendix A.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the net asset value per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Fund based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period.

The Fund's yield and total return may be compared to the Consumer Price Index and various domestic, international and global securities indices. The Fund's yield and total return comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders.

The Fund may use total return figures showing after-tax returns, including comparisons to tax-deferred vehicles such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities. In calculating after-tax returns, the Fund will, in general, assume that its shareholders are U.S. individual taxpayers subject to federal income taxes at the highest marginal rate then applicable to ordinary income and long-term capital gains. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. In calculating after-tax returns, distributions made by the Fund are assumed to be reduced by the amount of taxes payable on the distribution, and the after-tax proceeds of the distribution are reinvested in the Fund at net asset value on the reinvestment date.

Information  about  portfolio  allocation,   portfolio  turnover  and  portfolio
holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended December 31, 2003.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC for Massachusetts and federal tax purposes, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Under the Code, the redemption or exchange of shares of a RIC normally results in capital gain or loss if such shares are held as capital assets. Section 1258 of the Code re characterizes all or a portion of any capital gain from the disposition or other termination of a position held as part of a "conversion transaction" as ordinary income. Conversion transactions include, among other things, certain transactions which are marketed or sold as producing a capital gain. Investors should consult their own tax advisers concerning whether Section 1258 may apply to their transactions in Fund shares.

For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to each Fund's shares. A dividend will not be treated as qualified dividend income (at the shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established security market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company. In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. In any event, if the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than property designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual's TIN is generally his or her social security number.

Under recently enacted Treasury regulations, if a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by Eaton Vance. The Fund is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

The U.S. Treasury bills, notes and bonds purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers and banks acting for their own account rather than as brokers, and the Fund may also acquire such obligations in the periodic auctions of the U.S. Treasury. Firms acting for their own account attempt to profit from such transactions by buying at the bid price and selling at a higher asked price for such obligations, and the difference between such prices is customarily referred to as the spread. While it is anticipated that the Fund will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Fund will incur a brokerage commission.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer ("Third Party Research Services"). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The relationship between commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services and the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the "Third Party Research Services Payment Ratio."

Consistent with the foregoing practices, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. The Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities.

Research Services received by the investment adviser include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

The investment adviser has agreed to reduce the Fund's advisory fee in connection with Third Party Research Services whose cost is borne by the Fund through commissions on portfolio transactions. Specifically, whenever the Fund executes a portfolio transaction with a broker-dealer and the associated commission is consideration for Third Party Research Services, the advisory fee paid by the Fund to the investment adviser will be reduced by dividing the commission payment associated with the transaction by the applicable Third Party Research Services Payment Ratio.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services ("Proprietary Research Services"). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by the Fund will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


For the period from the start of business, January 7, 2003, to December 31, 2003, the Fund paid no brokerage commissions on portfolio security transactions.


                              FINANCIAL STATEMENTS


The audited financial statements of, and the independent auditors' report for, the Fund, appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.


Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.


Registrant incorporates by reference the audited financial information for the Fund for the fiscal year ended December 31, 2003, as previously filed electronically with the SEC (Accession No. 0001047469-04-006911).

                                                                      APPENDIX A

                          Fees, Performance & Ownership


Service Fees. For the period from the start of business, January 7, 2003, to December 31, 2003, the Fund made service fee payments under the Plan aggregating $216,060, $27,243 of which was paid to investment dealers and the balance of which was retained by the principal underwriter. To enhance the net investment income of the Fund, the principal underwriter made a reduction of its service fee in the amount of $14,395.

Performance Information. As of the date this SAI, the Fund did not have a full calendar year of operations so there is no performance information.

Control Persons and Principal Holders of Securities. At March 31, 2004 the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Eaton Vance Management                  Boston, MA                      72.4%
Best Buy Co. Inc.                       Richfield, MN                   17.8%
A E First Co.                           Warrendale, PA                  5.2%

To the knowledge of the Fund, no other person owned of record or beneficially 5% or more of the outstanding shares of the Fund as of such date.

Beneficial owners of 25% or more of the Fund are presumed to be in control of the Fund for purposes of voting on certain matters submitted to shareholders.

                                                                      APPENDIX B

                        DESCRIPTION OF SECURITIES RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these securities is dependent on the investment adviser's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

Moody's Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

     3.   There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Short-Term Debt

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of one year.

Issuers rated Prime-1 or P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 or P-1 repayment ability will often be evidenced by many of the following characteristics:

     --   Leading market positions in well established industries.

     --   High rates of return on funds employed.

     -- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     -- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 or P-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Ratings Group

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor's capacity to meet its financial commitment is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on this obligation are being continued. C is also used for a preferred stock that is in arrears (as well as for junior debt of issuers rated CCC and CC).

D: The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred - and not where a default is only expected. Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Commercial Paper

A: S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2:   Capacity  for  timely   payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch Ratings

Investment Grade Bond Ratings

AAA: Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

High Yield Bond Ratings

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, and C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90% and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

Investment Grade Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

Notes to Long-term and Short-term ratings

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" Long-term rating category, to categories below "CCC", or to Short-term ratings other than "F-1".

"NR" indicates that Fitch does not rate the issuer or issue in question.

"Withdrawn": A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION

                                                          May 1, 2004








                                   Eaton Vance
                            Institutional Short Term
                                  Treasury Fund

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-262-1122


This Statement of Additional Information ("SAI") provides general information about the Fund. The Fund is a series of Eaton Vance Special Investment Trust (the "Trust"). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

                                       Page                                 Page
Investment Restrictions                 2       Service Plan                  10
Management and Organization             3       Performance                   11
Manager                                 8       Taxes                         11
Other Service Providers                 9       Portfolio Securities
Determination of Net Asset Value        9         Transactions                12
Purchasing and Redeeming Shares        10       Financial Statements          14

Appendix A: Fund Specific Information                                         15



This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund's relevant prospectus dated May 1, 2004, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.

(c) 2004 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

     (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;
     (2) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;
     (3) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;
     (4) Purchase or sell physical commodities or futures contracts for the purchase or sale of physical commodities, provided that the Fund may enter into all types of futures and forward contracts on currency, securities and securities, economic and other indices and may purchase and sell options on such futures contracts;
     (5) Make loans to any person, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities;
     (6) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance  or  variation  margin  in  connection  with all  types of options and futures contracts is not considered the purchase of a security on margin; or
     (7) Invest 25% or more of its total assets in any single industry (provided there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities).


In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company's total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.


Notwithstanding the investment policies and restrictions of the Fund, the Fund may, upon Trustee approval, invest its assets in one or more open-end investment companies to the extent permitted by the 1940 Act.

The following nonfundamental investment policies have been adopted by the Fund. A policy may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders. The Fund will not:

     * make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or
          (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

     * invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.


Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund to dispose of such security or other asset. However, the Fund must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above.


                           MANAGEMENT AND ORGANIZATION


Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of the Fund.

                                                                                          Number of Portfolios
                                                                                             in Fund Complex
Name and             Position(s) with  Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth            Trust         Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
Interested Trustees
JAMES B. HAWKES          Trustee       Since 1998          Chairman, President and Chief        196              Director of EVC
11/9/41                                                    Executive Officer of BMR, Eaton
                                                           Vance, EVC and EV; Director of EV;
                                                           Vice President and Director of
                                                           EVD. Trustee and/or officer of
                                                           196 registered investment companies
                                                           in the Eaton Vance Fund Complex.
                                                           Mr. Hawkes is an interested person
                                                           because of his positions with BMR,
                                                           Eaton Vance, EVC and EV, which are
                                                           affiliates of the Trust.

Noninterested Trustees
SAMUEL L. HAYES, III     Trustee       Since 1989          Jacob H. Schiff Professor of         196              Director of Tiffany
2/23/35                                                    Investment Banking Emeritus,                          & Co. (specialty
                                                           Harvard University Graduate                           retailer) and
                                                           School of Business Administration.                    Telect, Inc.
                                                                                                                 (telecommunication
                                                                                                                 services company)

WILLIAM H. PARK          Trustee       Since 2003          President and Chief Executive        193              None
9/19/47                                                    Officer, Prizm Capital Management,
                                                           LLC (investment management firm)
                                                           (since 2002).  Executive Vice
                                                           President and Chief Financial
                                                           Officer, United Asset Management
                                                           Corporation (a holding company
                                                           owning institutional investment
                                                           management firms) (1982-2001).

RONALD A. PEARLMAN       Trustee       Since 2003          Professor of Law, Georgetown         193              None
7/10/40                                                    University Law Center (since 1999).
                                                           Tax Partner, Covington & Burling,
                                                           Washington, DC (1991-2000).

NORTON H. REAMER         Trustee       Since 1989          President, Chief Executive           196              None
9/21/35                                                    Officer and a Director of Asset
                                                           Management Finance Corp. (a
                                                           specialty finance company serving
                                                           the investment management industry)
                                                           (since October 2003). President,
                                                           Unicorn Corporation (an investment
                                                           and financial advisory services
                                                           company (since September 2000).
                                                           Formerly, Chairman, Hellman, Jordan
                                                           Management Co., Inc. (an investment
                                                           management company (2000-2003). Formerly,
                                                           Advisory Director of Berkshire Capital
                                                           Corporation (investment banking firm)
                                                           (2002-2003). Formerly, Chairman of the
                                                           Board, United Asset Management Corporation
                                                           (a holding company owning institutional
                                                           investment management firms) and Chairman,
                                                           President and Director, UAM Funds (mutual
                                                           funds) (1980-2000).

LYNN A. STOUT            Trustee       Since 1998          Professor of Law, University of      196              None
9/14/57                                                    California at Los Angeles School
                                                           of Law (since July 2001). Formerly,
                                                           Professor of Law, Georgetown
                                                           University Law Center.

(1)  Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

Name and              Position(s) with the          Term of Office and
Date of Birth           Trust/Portfolio             Length of Service           Principal Occupation(s) During Past Five Years
-------------         --------------------          ------------------          ----------------------------------------------
THOMAS E. FAUST JR.     President                       Since 2002              Executive Vice President of Eaton Vance, BMR, EVC
5/31/58                                                                         and EV. Chief Investment Officer of Eaton Vance and
                                                                                BMR and Director of EVC. Chief Executive Officer of
                                                                                Belair Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                                Belmar Capital Fund LLC, Belport Capital Fund LLC
                                                                                and Belrose Capital Fund LLC (private investment
                                                                                companies sponsored by Eaton Vance). Officer of 55
                                                                                registered investment companies managed by Eaton
                                                                                Vance or BMR.

DUKE E. LAFLAMME        Vice President                  Since 2001              Vice President of Eaton Vance and BMR. Officer of 11
7/8/69                                                                          registered investment companies managed by Eaton
                                                                                Vance or BMR.

THOMAS H. LUSTER        Vice President                  Since 2002              Vice President of Eaton Vance and BMR. Officer of 14
4/8/62                                                                          registered investment companies managed by Eaton
                                                                                Vance or BMR.

JAMES L. O'CONNOR       Treasurer                       Since 1989              Vice President of BMR, Eaton Vance and EVD. Officer
4/1/45                                                                          of 118 registered investment companies managed by
                                                                                Eaton Vance or BMR.

ALAN R. DYNNER          Secretary                       Since 1997              Vice President, Secretary and Chief Legal Officer of
10/10/40                                                                        BMR, Eaton Vance, EVD, EV and EVC. Officer of 191
                                                                                registered investment companies managed by
                                                                                Eaton Vance or BMR.

The Board of Trustees of the Trust have several standing Committees, including the Governance Committee, the Audit Committee and the Special Committee. The Governance, the Audit and the Special Committees are each comprised of only noninterested Trustees. The Contract Review Subcommittee of the Special Committee is comprised of only noninterested Trustees.

The Governance Committee of the Board of Trustees of the Trust is comprised of the noninterested Trustees. Ms. Stout currently serves as chairperson of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and the compensation of noninterested Trustees. The Governance Committee was previously named the Nominating Committee; its name was changed and a new charter adopted in March 2003. The Governance Committee's charter was revised again in February 2004. The Nominating Committee's purpose was to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees was comprised of noninterested Trustees. During the fiscal year ended December 31, 2003, the Governance Committee (and its predecessor Committee) convened five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted to the Governance Committee, contains sufficient background information concerning the candidate and is received in a sufficiently timely manner.

Messrs. Reamer (Chairman), Hayes, Park and Ms. Stout are members of the Audit Committee of the Board of Trustees of the Trust. The Board of Trustees has designated Messrs. Hayes, Park and Reamer, each a noninterested Trustee, as audit committee financial experts. The Audit Committee's functions include (i) overseeing the Fund's accounting and financial reporting policies and practices, its internal audit controls and procedures, the internal controls of certain service providers, as appropriate, and the quality and integrity of the Fund's financial statements and independent audit thereof; (ii) approving the selection, evaluation and, when appropriate, replacement of the Fund's independent auditors; and (iii) evaluating the qualification, independence, and performance of the Fund's independent auditors. During the fiscal year ended December 31, 2003, the Audit Committee convened three times.

Messrs. Hayes (Chairman), Park, Pearlman and Reamer are currently members of the Special Committee of the Board of Trustees of the Trust. Prior to February 9, 2004, the Special Committee's members were Messrs. Hayes (Chairman), Park, Pearlman and Reamer. Prior to February 9, 2004, the purpose of the Special Committee was to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust, including investment advisory, administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund or investors therein. On February 9, 2004, the Special Committee adopted a new charter and expanded its membership to include Ms. Stout. Under its new charter, the purposes of the Special Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Fund, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any of the Fund's service providers (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Fund or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee of the Fund. In addition, pursuant to its revised charter, the Special Committee established a Contract Review Subcommittee having the following duties and powers:

     * To request and evaluate, not less frequently than annually, such information as may reasonably be necessary to allow the Subcommittee to evaluate the terms of each: (a) proposed new or amended or existing contracts for the provision of services by any investment adviser, sub-adviser, underwriter, administrator and any affiliate of the foregoing; and (b) plan of distribution pursuant to Rule 12b-1 under the 1940 Act.
     * To make recommendations, not less frequently than annually, to the Board of Trustees with respect to the continuation, modification or termination of all such service contracts and 12b-1 plans.
     * To consider and recommend criteria to govern the allocation of expenses among funds and between funds and their service providers; and to review the allocation of actual expenses on the basis of such criteria.
     * To review and approve the terms and amount of joint directors' and officers' errors and omissions insurance coverage with respect to the Fund, including the criteria by which the premium payable under any such policies shall be allocated among funds and other parties insured thereunder.
     * To consider and make recommendations to the Board of Trustees with respect to all matters involving an actual or potential conflict of interest between the interests of Eaton Vance or any of its affiliated companies, on the one hand, and the Fund, on the other hand.
     * To make recommendations to the Board of Trustees with respect to any other matter appropriate for review by those Trustees who are not "interested persons" of the Trust or of the investment adviser or sub-adviser, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee of the Trust.
     * To act on such other matters as may be delegated to the Subcommittee by the Special Committee from time to time.

The members of the Contract Review Subcommittee are Messrs. Hayes (Chairman), Park, Pearlman and Reamer. During the fiscal year ended December 31, 2003, the Special Committee convened five times.

In considering the renewal of the investment advisory agreement(s) between the Fund and the investment adviser, the Contract Review Subcommittee considered, among other things, the following:


     *    An independent report comparing fees (in the case of a renewal);
     * Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;
     * Sales and redemption data in respect of the Fund (in the case of a renewal);
     * The economic outlook and the general investment outlook in the relevant investment markets;
     *    Eaton  Vance's  results  and  financial   condition  and  the  overall
          organization of the investment adviser;
     *    Arrangements regarding the distribution of Fund shares;
     *    The procedures used to determine the fair value of the Fund's assets;

     * The allocation of brokerage, including allocations of soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;

     * Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;


     * The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the fund(s) it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;
     * The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and
     * Operating expenses (including transfer agency expenses) paid to third parties.

The Contract Review Subcommittee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreement(s). Specifically, the Contract Review Subcommittee considered the investment adviser's experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Contract Review Subcommittee noted the experience of the investment professionals and other personnel who would provide services under the investment advisory agreement(s). The Contract Review Subcommittee evaluated the level of skill required to manage the Fund and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Fund.

In addition to the factors mentioned above, the Contract Review Subcommittee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Fund. The Contract Review Subcommittee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Fund. The Contract Review Subcommittee also considered profit margins of Eaton Vance in comparison with available industry data.

The Contract Review Subcommittee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Contract Review Subcommittee. In assessing the information provided by Eaton Vance and its affiliates, the Contract Review Subcommittee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Contract Review Subcommittee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2003.

                                                                            Aggregate Dollar Range of Equity
                                                                           Securities Owned in All Registered
                                 Dollar Range of Equity Securities          Funds Overseen by Trustee in the
Name of Trustee                         Owned in the Fund                       Eaton Vance Fund Complex
---------------                         -----------------                       ------------------------
Interested Trustees
Jessica M. Bibliowicz(1)                     None                                  $10,001 - $50,000
James B. Hawkes                              None                                    over $100,000
Noninterested Trustees
Samuel L. Hayes, III                         None                                    over $100,000
William H. Park                              None                                    over $100,000
Ronald A. Pearlman                           None                                    over $100,000
Norton H. Reamer                             None                                    over $100,000
Lynn A. Stout                                None                                  $50,001 - $100,000

(1)  Ms. Bibliowicz resigned as a Trustee effective April 15, 2004

As of December 31, 2003, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2002 and December 31, 2003, no noninterested Trustee (or their immediate family members) had:


     1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;
     2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or
     3.   Any direct or  indirect  relationship  with (i) the Trust or any Fund;
          (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD;
          (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2002 and December 31, 2003, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or any of their immediate family members served as an officer.

Trustees of the Trust who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Trust in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Fund's assets, liabilities, and net income per share, and will not obligate the Trust to retain the services of any Trustee or obligate the Trust to pay any particular level of compensation to the Trustee. The Trust does not have a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust are paid by the Fund (and the other series of the Trust). (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust). During the fiscal year ended December 31, 2003, the Trustees of the Trust earned the following compensation in their capacities as Trustees from the Trust. For the year ended December 31, 2003, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex/(1)/:

 Source of      Jessica M.    Samuel L.       William H.        Ronald A.              Norton H.       Lynn A.
Compensation    Bibliowicz      Hayes           Park            Pearlman                Reamer          Stout
------------    ----------      -----           ----            --------                ------          -----
Trust(2)         $  3,150     $  3,228         $ 1,474          $ 1,362               $  3,008        $  3,204
Trust and
  Fund Complex    160,000      183,750          98,333(3)        85,000(3)             170,833         167,500(5)

(1) As of May 1, 2004, the Eaton Vance fund complex consists of 197 registered investment companies or series thereof.
(2)  The Trust  consisted of 11 Funds as of December 31, 2003.
(3)  Messrs.  Park and  Pearlman  became  Trustees in June of 2003.
(4)  Includes $60,920 of deferred compensation.
(5)  Includes $23,250 of deferred compensation.
(6)  Ms. Bibliowicz resigned as a Trustee effective April 15, 2004.

Organization. The Fund is a series of the Trust, which was organized under Massachusetts law on March 27, 1989 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. In the event of the liquidation of the Fund, shareholders entitled to share pro rata in the net assets available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

                                     MANAGER

The Fund engages Eaton Vance as its manager pursuant to a Management Agreement dated October 19, 1998. Eaton Vance manages the investments and affairs of the Fund and provides related office facilities subject to the supervision of the Trust's Board of Trustees. Eaton Vance furnishes to the Fund investment advice and assistance, administrative services, office space, equipment and personnel, and has arranged for certain members of the Eaton Vance organization to serve without salary as officers or Trustees of the Trust.

For a description of the compensation that the Fund pays Eaton Vance under the Management Agreement, see the prospectus. As of December 31, 2003, the Fund had net assets of $9,987,907. For the fiscal years ended December 31, 2003, 2002 and 2001, the Fund paid Eaton Vance management fees of $43,654 and $1,667,264 (absent a voluntary fee waiver), and $2,108,152, respectively (equivalent to 0.35% of the Fund's average daily net assets for each such period). For the fiscal years ended December 31, 2003 and 2002, Eaton Vance voluntarily waived its management fee in the amount of $28,686 and $247,758, respectively.

The Management Agreement with Eaton Vance continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that Eaton Vance may render services to others. The Agreement also provides that Eaton Vance shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Fund); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from the Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro-rata share of such fee. For the fiscal year ended December 31, 2003, Eaton Vance was paid $6 by the transfer agent for sub-transfer agency services performed on behalf of the Fund.

Information About Eaton Vance. Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. Eaton Vance is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., Vincent M. O'Reilly, Winthrop H. Smith, Jr. and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William
M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The manager and the Fund have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held or eligible for purchase by the Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Expenses. The Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser or the principal underwriter). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The Fund will also bear expenses incurred in connection with litigation in which the Fund is a party and any legal obligation the Fund may have to indemnify the Trust's officers and Trustees with respect thereto.

                             OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is an indirect, wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund. IBT has custody of all cash and securities of the Fund, maintains the general ledger of the Fund and computes the daily net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. IBT provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

Independent Accountants. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the independent accountants of the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC Inc., P.O. Box 9653, Providence, Rhode Island 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

                        DETERMINATION OF NET ASSET VALUE

The net asset value of the Fund is computed by IBT (as agent and custodian for the Fund) in the manner described under "Valuing Shares" in the prospectus). The Fund will be closed for business and will not price its shares on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Trustees of the Trust have established the following procedures for the fair valuation of the Fund's assets under normal market conditions. Fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale price on the day of valuation or, if there were no sales that day, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Marketable securities listed in the NASDAQ National Market System generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Exchange-traded options are valued at the last sale price on the day of the valuation as quoted on the principal exchange or board of trade on which the options are traded, or in the absence of sales on such date, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity.

The amortized cost of an instrument is determined by valuing it at cost originally and thereafter accreting any discount or amortizing any premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price that would be received if the instruments were sold. Consequently, changes in the market value of instruments held during periods of rising or falling interest rates will not be reflected either in the computation of net asset value or in the daily computation of net investment income.

All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

                         PURCHASING AND REDEEMING SHARES

Information Regarding Market Timing and Excessive Trading. The Fund is not intended for market timing or excessive trading. These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. The Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. The Fund and the principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

The Fund and the principal underwriter have provided guidance concerning the Fund's market timing and excessive trading policies with respect to Fund shares held in accounts maintained and administered by financial intermediaries (such as banks, broker-dealers and retirement plan administrators). These guidelines include standards indicating situations where market timing or excessive trading are considered to be potentially detrimental to the Fund. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the guidelines to accounts under their control.

                                  SERVICE PLAN

The Trust on behalf of the Fund has in effect a Service Plan (the "Plan") that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the prospectus.

The Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. The Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the affected shareholders and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Plan was approved by the Trustees, including the Plan Trustees, on October 19, 1998. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plan because their employers (or affiliates thereof) receive distribution and/or service fees under the Plan or agreements related thereto. For the service fees paid under the Plan, see Appendix A.

                                   PERFORMANCE

Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period and (ii) a complete redemption of the investment. For total return information, see Appendix A.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the net asset value per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Fund based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period.

The Fund's yield and total return may be compared to the Consumer Price Index and various domestic, international and global securities indices. The Fund's yield and total return comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders.

The Fund may use total return figures showing after-tax returns, including comparisons to tax-deferred vehicles such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities. In calculating after-tax returns, the Fund will, in general, assume that its shareholders are U.S. individual taxpayers subject to federal income taxes at the highest marginal rate then applicable to ordinary income and long-term capital gains. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. In calculating after-tax returns, distributions made by the Fund are assumed to be reduced by the amount of taxes payable on the distribution, and the after-tax proceeds of the distribution are reinvested in the Fund at net asset value on the reinvestment date.

Information  about  portfolio  allocation,   portfolio  turnover  and  portfolio
holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended December 31, 2003.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC for Massachusetts and federal tax purposes, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Under the Code, the redemption or exchange of shares of a RIC normally results in capital gain or loss if such shares are held as capital assets. Section 1258 of the Code re characterizes all or a portion of any capital gain from the disposition or other termination of a position held as part of a "conversion transaction" as ordinary income. Conversion transactions include, among other things, certain transactions which are marketed or sold as producing a capital gain. Investors should consult their own tax advisers concerning whether Section 1258 may apply to their transactions in Fund shares.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.


Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual's TIN is generally his or her social security number.

Under recently enacted Treasury regulations, if a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.


The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by Eaton Vance. The Fund is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.


The U.S. Treasury bills, notes and bonds purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers and banks acting for their own account rather than as brokers, and the Fund may also acquire such obligations in the periodic auctions of the U.S. Treasury. Firms acting for their own account attempt to profit from such transactions by buying at the bid price and selling at a higher asked price for such obligations, and the difference between such prices is customarily referred to as the spread. While it is anticipated that the Fund will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Fund will incur a brokerage commission.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer ("Third Party Research Services"). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The relationship between commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services and the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the "Third Party Research Services Payment Ratio."

Consistent with the foregoing practices, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. The Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities.

Research Services received by the investment adviser include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

The investment adviser has agreed to reduce the Fund's advisory fee in connection with Third Party Research Services whose cost is borne by the Fund through commissions on portfolio transactions. Specifically, whenever the Fund executes a portfolio transaction with a broker-dealer and the associated commission is consideration for Third Party Research Services, the advisory fee paid by the Fund to the investment adviser will be reduced by dividing the commission payment associated with the transaction by the applicable Third Party Research Services Payment Ratio.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services ("Proprietary Research Services"). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by the Fund will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


For the fiscal years ended December 31, 2003, 2002 and 2001, the Fund paid no brokerage commissions on portfolio security transactions.


                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent auditors' report for, the Fund, appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.


Registrant incorporates by reference the audited financial information for the Fund for the fiscal year ended December 31, 2003, as previously filed electronically with the SEC (Accession No. 0001047469-04-006913).

                                                                      APPENDIX A

                          Fees, Performance & Ownership


Service Fees. For the fiscal year ended December 31, 2003, the Fund made service fee payments under the Plan aggregating $15,879, $5,745 of which was paid to investment dealers and the balance of which was retained by the principal underwriter. To enhance the net investment income of the Fund, the principal underwriter made a reduction of its service fee in the amount of $14,748.


Performance Information. The table below indicates the cumulative and average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in Fund shares for the periods shown in the table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.


                                                                              Length of Period Ended December 31, 2003
Average Annual Total Return:                                                    One Year*               Life of Fund*
----------------------------                                                    ---------               -------------
Before Taxes                                                                     0.31%                      3.03%
After Taxes on Distributions                                                    -0.11%                      2.10%
After Taxes on Distributions and Redemptions                                     0.20%                      2.01%

     Fund commenced operations January 4, 1999.


Control Persons and Principal Holders of Securities. At March 31, 2004, Eaton Vance owned all of the outstanding shares of the Fund , being the only shares of the Fund outstanding as of such date.

                           PART C - OTHER INFORMATION

Item 23. Exhibits (with inapplicable items omitted)

(a)(1) Amended and Restated Declaration of Trust dated September 27, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

   (2) Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(b) to Post-Effective Amendment No. 48 filed October 10, 1997 (Accession No. 0000950156-97-000868) and incorporated herein by reference.

   (3) Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value effective June 16, 2003 filed as Exhibit (a)(3) to Post-Effective Amendment No. 68 filed July 9, 2003 (Accession No. 00009404934-03-000489) and incorporated herein by reference.

(b)(1) By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

   (2)    Amendment to By-Laws dated  December 13, 1993 filed as Exhibit  (2)(b)
          to   Post-Effective   Amendment   No.  42  filed  July  17,  1995  and
          incorporated herein by reference.

   (3)    Amendment  to By-Laws  dated June 18, 2002 filed as Exhibit  (b)(3) to
          Post-Effective   Amendment   No.  65  filed   October   23,  2002  and
          incorporated herein by reference.

(c)       Reference is made to Item 23(a) and 23(b) above.

(d)(1) Investment Advisory Agreement with Eaton Vance Management for EV Traditional Emerging Growth Fund dated December 31, 1996 filed as Exhibit (5)(e) to Post-Effective Amendment No. 45 filed December 31, 1996 (Accession No. 0000940394-96-000391) and incorporated herein by reference.

   (2) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Institutional Short Term Income Fund dated October 21, 2002 filed as Exhibit (d)(2) to Post-Effective Amendment No. 66 filed December 30, 2002 (Accession No. 0000940394-02-000786) and
          incorporated herein by reference.

   (3) Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Small-Cap Value Fund, and Boston Management and Research dated April 13, 2004 filed herewith.

   (4)    Investment   Sub-Advisory  Agreement  between  Boston  Management  and
          Research and Fox Asset Management LLC for Eaton Vance Small-Cap Value Fund dated April 13, 2004 filed herewith.

(e)(1)(a) Amended and Restated Distribution Agreement between Eaton Vance Special Investment Trust and Eaton Vance Distributors, Inc. effective June 16, 2003 with attached Schedule A filed as Exhibit (e)(1)(a) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

   (2) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 (Accession No. 0000950156-95-000883) to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

(f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(g)(1) Custodian Agreement with Investors Bank & Trust Company dated March 24, 1994 filed as Exhibit (8) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

   (2) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 43 filed April 29, 1996 (Accession No. 0000940394-96-000194) and incorporated herein by reference.

   (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed January
          25, 1999 and incorporated herein by reference.

   (4) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit (g)(4) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001 (Accession No. 0000940394-01-500027) and incorporated herein by reference.

   (5) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos. 333-32267, 811-05808) filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(h)(1)(a) Management Contract between Eaton Vance Special Investment Trust (on behalf of certain of its series) and Eaton Vance Management filed as Exhibit (5)(a)(1) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

      (b) Amended  Schedule  A-1 dated  November  17,  1997 filed as Exhibit No.
          (5)(a)(2) to Post-Effective Amendment No. 49 filed December 15, 1997 (Accession No. 0000950156-97-000988) and incorporated herein by reference.

   (2) Management Agreement between Eaton Vance Special Investment Trust on behalf of Eaton Vance Institutional Short Term Treasury Fund and Eaton Vance Management filed as Exhibit (h)(2) to Post-Effective Amendment No. 52 filed October 20, 1998 (Accession No. 0000950156-98-000643) and
          incorporated herein by reference.

   (3)(a) Amended Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Schedule
          A) and Eaton Vance Management dated June 19, 1995 filed as Exhibit (9) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

      (b) Amendment   to   Schedule  A  dated  June  23,  1997  to  the  Amended
          Administrative Services Agreement filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

   (4)(a) Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Schedule
          A) and Eaton  Vance  Management  dated April 26, 2000 filed as Exhibit
          (h)(4) to Post-Effective Amendment No. 57 filed April 26, 2000 (Accession No. 0000950156-00-000245) and incorporated herein by reference.

      (b) Schedule  A to  Administrative  Services  Agreement  filed as  Exhibit
          (h)(4)(b) to Post-Effective Amendment No. 66 filed December 30, 2002 and incorporated herein by reference.

   (5) Administrative Services Agreement between Eaton Vance Special Investment Trust on behalf of Eaton Vance Institutional Short Term Income Fund and Eaton Vance Management dated October 21, 2002 filed as Exhibit (h)(5) to Post-Effective Amendment No. 66 filed December 30, 2002 and incorporated herein by reference.

   (6) Transfer Agency Agreement dated July 31, 2003 filed as Exhibit (h)(3) to Post-Effective Amendment No. 82 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) (Accession No. 0000940394-03-000592) filed
          July 31, 2003 and incorporated herein by reference.

   (7) Sub-Transfer Agency Services Agreement effective August 1, 2002 between PFPC Inc. and Eaton Vance Management filed as Exhibit (h)(3) to Post-Effective No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No.
          0000940394-02-000462) and incorporated herein by reference.

(i)(1) Opinion of Internal Counsel dated July 8, 2003 filed as Exhibit (i) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

   (2)    Consent of Internal Counsel dated April 26, 2004 filed herewith.

(j)(1) Consent of Independent Accountants for Eaton Vance Balanced Fund filed herewith.

   (2) Consent of Independent Accountants for Eaton Vance Small-Cap Growth Fund filed herewith.

   (3) Independent Auditors' Consent for Eaton Vance Emerging Markets Fund filed herewith.

   (4) Independent Auditors' Consent for Eaton Vance Greater India Fund filed herewith.

   (5) Consent of Independent Accountants for Eaton Vance Large-Cap Value Fund filed herewith.

   (6) Independent Auditors' Consent for Eaton Vance Institutional Short Term Treasury Fund filed herewith.

   (7) Consent of Independent Accountants for Eaton Vance Special Equities Fund filed herewith.

   (8) Consent of Independent Accountants for Eaton Vance Utilities Fund filed herewith.

   (9) Independent Auditors' Consent for Eaton Vance Large-Cap Core Fund filed herewith.

   (10) Independent Auditors' Consent for Eaton Vance Small-Cap Value Fund filed herewith.

   (11) Independent Auditors' Consent for Eaton Vance Institutional Short Term Income Fund filed herewith.

(m)(1)(a) Eaton Vance Special Investment Trust Class A Service Plan adopted June 23, 1997 effective June 23, 1997 filed as Exhibit (15)(a) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

      (b) Amended Schedule A to Class A Service Plan filed as Exhibit (m)(1)(b) to Post-Effective Amendment No. 65 filed October 23, 2002 and incorporated herein by reference.

   (2)(a) Eaton Vance Special Investment Trust Class A Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

      (b) Amended  Schedule  A-1  dated  November  17,  1997  filed  as  Exhibit
          (15)(b)(1) to Post-Effective Amendment No. 49 filed December 17, 1997 and incorporated herein by reference.

   (3)(a) Eaton Vance Special Investment Trust Class B Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

      (b) Amended  Schedule  A to Class B  Distribution  Plan  filed as  Exhibit
          (m)(3)(b) to Post-Effective Amendment No. 64 filed August 23, 2002 (Accession No. 0000940394-02-000512) and incorporated herein by reference.

   (4)(a) Eaton Vance Special Investment Trust Class C Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

      (b) Amended  Schedule  A to Class C  Distribution  Plan  filed as  Exhibit
          (m)(4)(b) to Post-Effective Amendment No. 64 filed August 23, 2002 and incorporated herein by reference.

   (5)(a) Eaton Vance Special Investment Trust Class R Distribution Plan adopted June 16, 2003 with attached Schedule A filed as Exhibit (5)(a) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

(o) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated February 9, 2004 filed as Exhibit (o)(1) to Post-Effective Amendment No. 94 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed February 26, 2004 (Accession No. 0000940394-04-000170)
          and incorporated herein by reference.

(p)(1) Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised June 4, 2002, filed as Exhibit (p) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No. 0000940394-02-000462) and incorporated herein by reference.

   (2) Code of Ethics adopted by Lloyd George Management (BVI) Limited, Lloyd George Investment Management (Bermuda) Limited, Lloyd George Management (Hong Kong) Limited, Lloyd George Management (Europe) Limited and the LGM Funds effective September 1, 2000 filed as Exhibit
          (p)(2) to Pre-Effective Amendment No. 1 of Eaton Vance Variable Trust (File Nos. 333-44010 and 811-10067) filed November 17, 2000 (Accession No. 0000950156-00-000565) and incorporated herein by reference.

   (3) Code of Ethics - Fox Asset Management LLC effective March 1, 2004 filed herewith.

(q)(1) Power of Attorney for Eaton Vance Special Investment Trust dated July 1, 2003 filed as Exhibit (q)(1) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

   (2) Power of Attorney for Capital Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio and Utilities Portfolio dated July 1, 2003 filed as Exhibit (q)(2) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

   (3) Power of Attorney for Emerging Markets Portfolio dated July 1, 2003 filed herewith.

   (4) Power of Attorney for Investment Grade Income Portfolio dated July 1, 2003 filed as Exhibit (q)(4) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

   (5) Power of Attorney for Large-Cap Core Portfolio dated July 1, 2003 filed as Exhibit (q)(5) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

   (6) Power of Attorney for Small-Cap Value Portfolio dated July 1, 2003 filed as Exhibit (q)(6) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

   (7) Power of Attorney for Special Equities Portfolio dated July 1, 2003 filed as Exhibit (q)(7) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

   (8) Power of Attorney for South Asia Portfolio dated July 1, 2003 filed herewith.

Item 24. Persons Controlled by or Under Common Control

     Not applicable

Item 25. Indemnification

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26. Business and Other Connections of Investment Advisers

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), BMR (File No. 43127), Lloyd George (File No. 801-40889) and Fox Asset Management, LLC (File No. 801-26379) filed with the Commission, all of which are incorporated herein by reference.

Item 27. Principal Underwriters

    (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

    Eaton Vance Advisers Senior             Eaton Vance Municipals Trust II
      Floating-Rate Fund                    Eaton Vance Mutual Funds Trust
    Eaton Vance Growth Trust                Eaton Vance Prime Rate Reserves
    Eaton Vance Institutional Senior        Eaton Vance Series Trust II
      Floating-Rate Fund                    Eaton Vance Special Investment Trust
    Eaton Vance Investment Trust            EV Classic Senior Floating-Rate Fund
    Eaton Vance Municipals Trust            Eaton Vance Variable Trust

    (b)

         (1)                           (2)                           (3)
 Name and Principal          Positions and Offices         Positions and Offices
  Business Address*        with Principal Underwriter         with Registrant
  -----------------        --------------------------         ---------------
      Ira Baron                  Vice President                     None
    John Bercini                 Vice President                     None
     Chris Berg                  Vice President                     None
  Kate B. Bradshaw               Vice President                     None
    Timothy Breer                Vice President                     None
   Eric Caplinger                Vice President                     None
    Mark Carlson                 Vice President                     None
  Daniel C. Cataldo       Vice President and Treasurer              None
  Patrick Cosgrove               Vice President                     None
     Raymond Cox                 Vice President                     None
    Peter Crowley                Vice President                     None
    Derek Devine                 Vice President                     None
   Todd Dickinson                Vice President                     None
     John Dolan                  Vice President                     None
   James Durocher                Vice President                     None
   Alan R. Dynner     Vice President, Secretary and Clerk         Secretary
  Robert Ellerbeck               Vice President                     None
    Daniel Ethier                Vice President                     None
     Troy Evans                  Vice President                     None
     Vince Falbo                 Vice President                     None
 Richard A. Finelli              Vice President                     None
     James Foley                 Vice President                     None
  Michael A. Foster              Vice President                     None
   Kathleen Fryer                Vice President                     None
Anne Marie Gallagher             Vice President                     None
  William M. Gillen           Senior Vice President                 None
  Hugh S. Gilmartin              Vice President                     None
    John Greenway                Vice President                     None
   Jorge Gutierrez               Vice President                     None
   Robert Hammond                Vice President                     None
   James B. Hawkes         Vice President and Director             Trustee
    Peter Hartman                Vice President                     None
   Perry D. Hooker               Vice President                     None
    Thomas Hughes                Vice President                     None
  Elizabeth Johnson              Vice President                     None
    Paul F. Jones                Vice President                     None
     Steve Jones                 Vice President                     None
   Teresa A. Jones               Vice President                     None
   Lindsey Kidder                Vice President                     None
   Thomas P. Luka                Vice President                     None
    Coleen Lynch                 Vice President                     None
    John Macejka                 Vice President                     None
   Geoff Marshall                Vice President                     None
  Christopher Mason              Vice President                     None
    Judy Snow May                Vice President                     None

    Don McCaughey                Vice President                     None
   Andy McClelland               Vice President                     None
     Tim McEwen                  Vice President                     None
  Morgan C. Mohrman           Senior Vice President                 None
   Gregory Murphy                Vice President                     None
  James A. Naughton              Vice President                     None
    Joseph Nelson                Vice President                     None
   Mark D. Nelson                Vice President                     None
    Scott Nelson                 Vice President                     None
  Linda D. Newkirk               Vice President                     None
  James L. O'Connor              Vice President                   Treasurer
    Andrew Ogren                 Vice President                     None
     Philip Pace                 Vice President                     None
    Margaret Pier                Vice President                     None
    Shannon Price                Vice President                     None
    James Putman                 Vice President                     None
     James Queen                 Vice President                     None
      Tim Roach                  Vice President                     None
    Randy Skarda                 Vice President                     None
  Lawrence Sinsimer           Senior Vice President                 None
   Bill Squadroni                Vice President                     None
   Joseph Staszkiw               Vice President                     None
  William M. Steul         Vice President and Director              None
Cornelius J. Sullivan         Senior Vice President                 None
   Stefan Thielan                Vice President                     None
    John Thompson                Vice President                     None
   Michael Tordone               Vice President                     None
   John M. Trotsky               Vice President                     None
    Jerry Vainisi                Vice President                     None
    John Vaughan                 Vice President                     None
     Chris Volf                  Vice President                     None
     Greg Walsh                  Vice President                     None
    Stan Weiland                 Vice President                     None
   Debra Wekstein                Vice President                     None
 Wharton P. Whitaker         President and Director                 None
   Greg Whitehead                Vice President                     None
   Mark Whitehouse               Vice President                     None
    Steve Widder                 Vice President                     None
   Charles Womack                Vice President                     None
     Trey Young                  Vice President                     None
    Gregor Yuska                 Vice President                     None


---------------------------------------
* Address is The Eaton Vance Building, 255 State Street, Boston, MA  02109

    (c)   Not applicable

Item 28. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the relevant investment adviser or sub-adviser.

Item 29. Management Services

     Not applicable

Item 30. Undertakings

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on April 26, 2004.

                                EATON VANCE SPECIAL INVESTMENT TRUST

                                By: /s/ THOMAS E. FAUST JR.
                                    --------------------------------
                                    Thomas E. Faust Jr., President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 26, 2004.

      Signature                                        Title
      ---------                                        -----

/s/ Thomas E. Faust Jr.                 President (Chief Executive Officer)
------------------------
Thomas E. Faust Jr.

/s/ James L. O'Connor                   Treasurer (Principal Financial and
------------------------                        Accounting Officer)
James L. O'Connor

/s/ James B. Hawkes                                   Trustee
------------------------
James B. Hawkes

Samuel L. Hayes, III*                                 Trustee
------------------------
Samuel L. Hayes

William H. Park*                                      Trustee
------------------------
William H. Park

Ronald A. Pearlman*                                   Trustee
------------------------
Ronald A. Pearlman

Norton H. Reamer*                                     Trustee
------------------------
Norton H. Reamer

Lynn A. Stout*                                        Trustee
------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner,  As attorney-in-fact

                                   SIGNATURES

     Capital Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No.
2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 26, 2004.

                                CAPITAL GROWTH PORTFOLIO

                                By:  /s/ DUNCAN W. RICHARDSON
                                     -------------------------------
                                     Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 26, 2004.

      Signature                                        Title
      ---------                                        -----

/s/ Duncan W. Richardson                President (Chief Executive Officer)
--------------------------
Duncan W. Richardson

/s/ William J. Austin, Jr.               Treasurer (Principal Financial and
--------------------------                        Accounting Officer)
William J. Austin, Jr.

/s/ James B. Hawkes                                   Trustee
--------------------------
James B. Hawkes

Samuel L. Hayes, III*                                 Trustee
--------------------------
Samuel L. Hayes

William H. Park*                                      Trustee
--------------------------
William H. Park

Ronald A. Pearlman*                                   Trustee
--------------------------
Ronald A. Pearlman

Norton H. Reamer*                                     Trustee
--------------------------
Norton H. Reamer

Lynn A. Stout*                                        Trustee
--------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner,  As attorney-in-fact

                                   SIGNATURES

     Emerging Markets Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 26, 2004.

                                EMERGING MARKETS PORTFOLIO

                                By:  HON. ROBERT LLOYD GEORGE*
                                     -----------------------------------
                                     Hon. Robert Lloyd George, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 26, 2004.

      Signature                                        Title
      ---------                                        -----

Hon. Robert Lloyd George*               President (Chief Executive Officer)
-------------------------
Hon. Robert Lloyd George

/s/ Kristin S. Anagnost                  Treasurer (Principal Financial and
-------------------------                         Accounting Officer)
Kristin S. Anagnost

Hon. Edward K.Y. Chen*                                Trustee
-------------------------
Hon. Edward K.Y. Chen

Donald R. Dwight*                                     Trustee
-------------------------
Donald R. Dwight

/s/ James B. Hawkes                                   Trustee
-------------------------
James B. Hawkes

Samuel L. Hayes, III*                                 Trustee
-------------------------
Samuel L. Hayes

William H. Park*                                      Trustee
-------------------------
William H. Park

Ronald A. Pearlman*                                   Trustee
-------------------------
Ronald A. Pearlman

Norton H. Reamer*                                     Trustee
-------------------------
Norton H. Reamer

Lynn A. Stout*                                        Trustee
-------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner,  As attorney-in-fact

                                   SIGNATURES

     Investment Grade Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 26, 2004.

                                INVESTMENT GRADE INCOME PORTFOLIO

                                By:  /s/ ELIZABETH S. KENYON
                                     --------------------------------
                                     Elizabeth S. Kenyon, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 26, 2004.

      Signature                                        Title
      ---------                                        -----

/s/ Elizabeth S. Kenyon                 President (Chief Executive Officer)
--------------------------
Elizabeth S. Kenyon

/s/ William J. Austin, Jr.               Treasurer (Principal Financial and
--------------------------                       Accounting Officer)
William J. Austin, Jr.

/s/ James B. Hawkes                                   Trustee
--------------------------
James B. Hawkes

Samuel L. Hayes, III*                                 Trustee
--------------------------
Samuel L. Hayes

William H. Park*                                      Trustee
--------------------------
William H. Park

Ronald A. Pearlman*                                   Trustee
--------------------------
Ronald A. Pearlman

Norton H. Reamer*                                     Trustee
--------------------------
Norton H. Reamer

Lynn A. Stout*                                        Trustee
--------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner,  As attorney-in-fact

                                   SIGNATURES

     Large-Cap Core Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No.
2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 26, 2004.

                                LARGE-CAP CORE PORTFOLIO

                                By:  /s/ DUNCAN W. RICHARDSON
                                     -------------------------------
                                     Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 26, 2004.

      Signature                                        Title
      ---------                                        -----

/s/ Duncan W. Richardson                President (Chief Executive Officer)
-------------------------
Duncan W. Richardson

/s/ Michelle A. Alexander                Treasurer (Principal Financial and
-------------------------                        Accounting Officer)
Michelle A. Alexander

/s/ James B. Hawkes                                   Trustee
-------------------------
James B. Hawkes

Samuel L. Hayes, III*                                 Trustee
-------------------------
Samuel L. Hayes

William H. Park*                                      Trustee
-------------------------
William H. Park

Ronald A. Pearlman*                                   Trustee
-------------------------
Ronald A. Pearlman

Norton H. Reamer*                                     Trustee
-------------------------
Norton H. Reamer

Lynn A. Stout*                                        Trustee
-------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner,  As attorney-in-fact

                                   SIGNATURES

     Large-Cap Value Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 26, 2004.

                                LARGE-CAP VALUE PORTFOLIO

                                By:  /s/ DUNCAN W. RICHARDSON
                                     -------------------------------
                                     Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 26, 2004.

      Signature                                        Title
      ---------                                        -----

/s/ Duncan W. Richardson                President (Chief Executive Officer)
--------------------------
Duncan W. Richardson

/s/ William J. Austin, Jr.               Treasurer (Principal Financial and
--------------------------                       Accounting Officer)
William J. Austin, Jr.

/s/ James B. Hawkes                                   Trustee
--------------------------
James B. Hawkes

Samuel L. Hayes, III*                                 Trustee
--------------------------
Samuel L. Hayes

William H. Park*                                      Trustee
--------------------------
William H. Park

Ronald A. Pearlman*                                   Trustee
--------------------------
Ronald A. Pearlman

Norton H. Reamer*                                     Trustee
--------------------------
Norton H. Reamer

Lynn A. Stout*                                        Trustee
--------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner,  As attorney-in-fact

                                   SIGNATURES

     Small-Cap Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 26, 2004.

                                SMALL-CAP GROWTH PORTFOLIO

                                By:  /s/ DUNCAN W. RICHARDSON
                                     -------------------------------
                                     Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 26, 2004.

      Signature                                        Title
      ---------                                        -----

/s/ Duncan W. Richardson                President (Chief Executive Officer)
--------------------------
Duncan W. Richardson

/s/ William J. Austin, Jr.               Treasurer (Principal Financial and
--------------------------                       Accounting Officer)
William J. Austin, Jr.

/s/ James B. Hawkes                                   Trustee
--------------------------
James B. Hawkes

Samuel L. Hayes, III*                                 Trustee
--------------------------
Samuel L. Hayes

William H. Park*                                      Trustee
--------------------------
William H. Park

Ronald A. Pearlman*                                   Trustee
--------------------------
Ronald A. Pearlman

Norton H. Reamer*                                     Trustee
--------------------------
Norton H. Reamer

Lynn A. Stout*                                        Trustee
--------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner,  As attorney-in-fact

                                   SIGNATURES

     Small-Cap Value Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 26, 2004.

                                SMALL-CAP VALUE PORTFOLIO

                                By:  /s/ JAMES B. HAWKES
                                     --------------------------
                                     James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 26, 2004.

      Signature                                        Title
      ---------                                        -----

/s/ James B. Hawkes                     President (Chief Executive Officer)
------------------------                            and Trustee
James B. Hawkes

/s/ Barbara E. Campbell                  Treasurer (Principal Financial and
------------------------                         Accounting Officer)
Barbara E. Campbell

Samuel L. Hayes, III*                                 Trustee
------------------------
Samuel L. Hayes

William H. Park*                                      Trustee
------------------------
William H. Park

Ronald A. Pearlman*                                   Trustee
------------------------
Ronald A. Pearlman

Norton H. Reamer*                                     Trustee
------------------------
Norton H. Reamer

Lynn A. Stout*                                        Trustee
------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner,  As attorney-in-fact

                                   SIGNATURES

     South Asia Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No.
2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 26, 2004.

                                SOUTH ASIA PORTFOLIO

                                By:  HON. ROBERT LLOYD GEORGE*
                                     -----------------------------------
                                     Hon. Robert Lloyd George, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 26, 2004.

      Signature                                        Title
      ---------                                        -----

Hon. Robert Lloyd George*               President (Chief Executive Officer)
--------------------------                           and Trustee
Hon. Robert Lloyd George

/s/ William J. Austin, Jr.               Treasurer (Principal Financial and
--------------------------                       Accounting Officer)
William J. Austin, Jr.

Hon. Edward K.Y. Chen*                                Trustee
--------------------------
Hon. Edward K.Y. Chen

Donald R. Dwight*                                     Trustee
--------------------------
Donald R. Dwight

/s/ James B. Hawkes                                   Trustee
-------------------------
James B. Hawkes

Samuel L. Hayes, III*                                 Trustee
--------------------------
Samuel L. Hayes

William H. Park*                                      Trustee
--------------------------
William H. Park

Ronald A. Pearlman*                                   Trustee
--------------------------
Ronald A. Pearlman

Norton H. Reamer*                                     Trustee
--------------------------
Norton H. Reamer

Lynn A. Stout*                                        Trustee
--------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner,  As attorney-in-fact

                                   SIGNATURES

     Special Equities Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 26, 2004.

                                SPECIAL EQUITIES PORTFOLIO

                                By:  /s/ DUNCAN W. RICHARDSON
                                     -------------------------------
                                     Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 26, 2004.

      Signature                                        Title
      ---------                                        -----

/s/ Duncan W. Richardson                President (Chief Executive Officer)
------------------------
Duncan W. Richardson

/s/ Kristin S. Anagnost                  Treasurer (Principal Financial and
------------------------                         Accounting Officer)
Kristin S. Anagnost

/s/ James B. Hawkes                                   Trustee
------------------------
James B. Hawkes

Samuel L. Hayes, III*                                 Trustee
------------------------
Samuel L. Hayes

William H. Park*                                      Trustee
------------------------
William H. Park

Ronald A. Pearlman*                                   Trustee
------------------------
Ronald A. Pearlman

Norton H. Reamer*                                     Trustee
------------------------
Norton H. Reamer

Lynn A. Stout*                                        Trustee
------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner,  As attorney-in-fact

                                   SIGNATURES

     Utilities Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No.
2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 26, 2004.

                                UTILITIES PORTFOLIO

                                By:  /s/ DUNCAN W. RICHARDSON
                                     -------------------------------
                                     Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 26, 2004.

      Signature                                        Title
      ---------                                        -----

/s/ Duncan W. Richardson                President (Chief Executive Officer)
--------------------------
Duncan W. Richardson

/s/ William J. Austin, Jr.               Treasurer (Principal Financial and
--------------------------                       Accounting Officer)
William J. Austin, Jr.

/s/ James B. Hawkes                                   Trustee
--------------------------
James B. Hawkes

Samuel L. Hayes, III*                                 Trustee
--------------------------
Samuel L. Hayes

William H. Park*                                      Trustee
--------------------------
William H. Park

Ronald A. Pearlman*                                   Trustee
--------------------------
Ronald A. Pearlman

Norton H. Reamer*                                     Trustee
--------------------------
Norton H. Reamer

Lynn A. Stout*                                        Trustee
--------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner,  As attorney-in-fact

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.    Description
-----------    -----------

  (d)(3)       Investment   Advisory   Agreement  between  Eaton  Vance  Special
               Investment Trust, on behalf of Eaton Vance Small-Cap Value Fund, and Boston Management and Research dated April 13, 2004

     (4) Investment Sub-Advisory Agreement between Boston Management and Research and Fox Asset Management LLC for Eaton Vance Small-Cap Value Fund dated April 13, 2004

  (i)(2)       Consent of Internal Counsel dated April 26, 2004

  (j)(1)       Consent of Independent Accountants for Eaton Vance Balanced Fund

     (2)       Consent of  Independent  Accountants  for Eaton  Vance  Small-Cap
               Growth Fund

     (3)       Independent  Auditors'  Consent for Eaton Vance Emerging  Markets
               Fund

     (4)       Independent Auditors' Consent for Eaton Vance Greater India Fund

     (5)       Consent of  Independent  Accountants  for Eaton  Vance  Large-Cap
               Value Fund

     (6) Independent Auditors' Consent for Eaton Vance Institutional Short Term Treasury Fund

     (7)       Consent  of  Independent  Accountants  for  Eaton  Vance  Special
               Equities Fund

     (8)       Consent of Independent Accountants for Eaton Vance Utilities Fund

     (9)       Independent Auditors' Consent for Eaton Vance Large-Cap Core Fund

     (10)      Independent  Auditors'  Consent for Eaton Vance  Small-Cap  Value
               Fund

     (11) Independent Auditors' Consent for Eaton Vance Institutional Short Term Income Fund

  (p)(3)       Code of Ethics - Fox Asset Management LLC effective March 1, 2004

  (q)(3)       Power of Attorney for Emerging  Markets  Portfolio  dated July 1,
               2003

     (8)       Power of Attorney for South Asia Portfolio dated July 1, 2003